                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145

                                   ----------

                           SPDR(R) INDEX SHARES FUNDS
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices) (zip code)

                              Ryan M. Louvar, Esq.
                       State Street Bank and Trust Company
                          One Lincoln Street - CPH0326
                                Boston, MA 02111
                     (Name and address of agent for service)

                                    Copy to:

                              W. John McGuire, Esq.
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

       Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

ITEM 1: REPORT TO SHAREHOLDERS

TABLE OF CONTENTS


PERFORMANCE & PORTFOLIO SUMMARIES
  SPDR(R) STOXX Europe 50(R) ETF (FEU) (formerly SPDR(R) DJ STOXX 50(R)
     ETF).................................................................    1
  SPDR(R) EURO STOXX 50(R) ETF (FEZ) (formerly SPDR(R) DJ EURO STOXX 50(R)
     ETF).................................................................    4
  SPDR(R) S&P(R) Emerging Asia Pacific ETF (GMF)..........................    7
  SPDR(R) S&P(R) Russia ETF (RBL).........................................   10
  SPDR(R) S&P(R) China ETF (GXC)..........................................   11
  SPDR(R) S&P(R) Emerging Markets ETF (GMM)...............................   14
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)........................................   17
  SPDR(R) S&P(R) Emerging Europe ETF (GUR)................................   20
  SPDR(R) S&P(R) Emerging Latin America ETF (GML).........................   23
  SPDR(R) S&P(R) Emerging Middle East & Africa ETF (GAF)..................   26
  SPDR(R) S&P(R) World ex-US ETF (GWL)....................................   29
  SPDR(R) S&P(R) International Small Cap ETF (GWX)........................   32
  SPDR(R) Dow Jones International Real Estate ETF (RWX)...................   35
  SPDR(R) FTSE/Macquarie Global Infrastructure 100 ETF (GII)..............   38
  SPDR(R) MSCI ACWI ex-US ETF (CWI).......................................   41
  SPDR(R) Russell/Nomura PRIME(TM) Japan ETF (JPP)........................   44
  SPDR(R) Russell/Nomura Small Cap(TM) Japan ETF (JSC)....................   47
  SPDR(R) S&P(R) International Dividend ETF (DWX).........................   50
  SPDR(R) S&P(R) International Mid Cap ETF (MDD)..........................   53
  SPDR(R) S&P(R) Emerging Markets Small Cap ETF (EWX).....................   56
  SPDR(R) Dow Jones Global Real Estate ETF (RWO)..........................   59
  SPDR(R) S&P(R) International Consumer Discretionary Sector ETF (IPD)....   62
  SPDR(R) S&P(R) International Consumer Staples Sector ETF (IPS)..........   65
  SPDR(R) S&P(R) International Energy Sector ETF (IPW)....................   68
  SPDR(R) S&P(R) International Financial Sector ETF (IPF).................   71
  SPDR(R) S&P(R) International Health Care Sector ETF (IRY)...............   74
  SPDR(R) S&P(R) International Industrial Sector ETF (IPN)................   77
  SPDR(R) S&P(R) International Materials Sector ETF (IRV).................   80
  SPDR(R) S&P(R) International Technology Sector ETF (IPK)................   83
  SPDR(R) S&P(R) International Telecommunications Sector ETF (IST)........   86
  SPDR(R) S&P(R) International Utilities Sector ETF (IPU).................   89
SCHEDULES OF INVESTMENTS
  SPDR(R) STOXX Europe 50(R) ETF (FEU)....................................   92
  SPDR(R) EURO STOXX 50(R) ETF (FEZ)......................................   93
  SPDR(R) S&P(R) Emerging Asia Pacific ETF (GMF)..........................   94
  SPDR(R) S&P(R) Russia ETF (RBL).........................................   97
  SPDR(R) S&P(R) China ETF (GXC)..........................................   98
  SPDR(R) S&P(R) Emerging Markets ETF (GMM)...............................  101
  SPDR(R) S&P(R) BRIC 40 ETF (BIK)........................................  107
  SPDR(R) S&P(R) Emerging Europe ETF (GUR)................................  108
  SPDR(R) S&P(R) Emerging Latin America ETF (GML).........................  110

  SPDR(R) S&P(R) Emerging Middle East & Africa ETF (GAF)..................  112
  SPDR(R) S&P(R) World ex-US ETF (GWL)....................................  114
  SPDR(R) S&P(R) International Small Cap ETF (GWX)........................  121
  SPDR(R) Dow Jones International Real Estate ETF (RWX)...................  128
  SPDR(R) FTSE/Macquarie Global Infrastructure 100 ETF (GII)..............  130
  SPDR(R) MSCI ACWI ex-US ETF (CWI).......................................  132
  SPDR(R) Russell/Nomura PRIME(TM) Japan ETF (JPP)........................  139
  SPDR(R) Russell/Nomura Small Cap(TM) Japan ETF (JSC)....................  144
  SPDR(R) S&P(R) International Dividend ETF (DWX).........................  149
  SPDR(R) S&P(R) International Mid Cap ETF (MDD)..........................  151
  SPDR(R) S&P(R) Emerging Markets Small Cap ETF (EWX).....................  156
  SPDR(R) Dow Jones Global Real Estate ETF (RWO)..........................  160
  SPDR(R) S&P(R) International Consumer Discretionary Sector ETF (IPD)....  163
  SPDR(R) S&P(R) International Consumer Staples Sector ETF (IPS)..........  165
  SPDR(R) S&P(R) International Energy Sector ETF (IPW)....................  166
  SPDR(R) S&P(R) International Financial Sector ETF (IPF).................  167
  SPDR(R) S&P(R) International Health Care Sector ETF (IRY)...............  169
  SPDR(R) S&P(R) International Industrial Sector ETF (IPN)................  171
  SPDR(R) S&P(R) International Materials Sector ETF (IRV).................  173
  SPDR(R) S&P(R) International Technology Sector ETF (IPK)................  175
  SPDR(R) S&P(R) International Telecommunications Sector ETF (IST)........  177
  SPDR(R) S&P(R) International Utilities Sector ETF (IPU).................  178
FINANCIAL STATEMENTS......................................................  180
FINANCIAL HIGHLIGHTS......................................................  204
NOTES TO FINANCIAL STATEMENTS.............................................  222
OTHER INFORMATION.........................................................  240

                            (Logo/Semi-Annual Report)
                           SPDR STOXX EUROPE 50 ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR STOXX EUROPE 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.29%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                     STOXX                                     STOXX
                                       NET ASSET      MARKET       EUROPE 50     NET ASSET      MARKET       EUROPE 50
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            0.24%        -0.37%         0.38%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             52.33%        51.65%        52.67%       52.33%        51.65%        52.67%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -20.00%       -20.70%       -20.04%       -7.17%        -7.44%        -7.18%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           11.61%        10.74%        12.16%        2.22%         2.06%         2.32%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  74.40%        73.69%        76.04%        7.74%         7.68%         7.88%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period October 15, 2002 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                           SPDR STOXX EUROPE 50 ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR STOXX EUROPE 50 ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                     STOXX 50
                                  SPDR STOXX       EUROPE INDEX
                                   EUROPE 50           - US
                                      ETF       DOLLAR DENOMINATED
                                  ----------    ------------------
10/15/02                             10000             10000
12/31/02                             10059              9978
3/31/03                               9129              9132
6/30/03                              11098             11096
9/30/03                              11279             11287
12/31/03                             13631             13660
3/31/04                              13384             13423
6/30/04                              13524             13552
9/30/04                              13776             13815
12/31/04                             15710             15814
3/31/05                              15626             15695
6/30/05                              15612             15682
9/30/05                              16751             16856
12/31/05                             16872             16994
3/31/06                              18242             18401
6/30/06                              18818             18954
9/30/06                              19666             19835
12/31/06                             21383             21577
3/31/07                              21801             22014
6/30/07                              23864             24079
9/30/07                              24429             24672
12/31/07                             24300             24556
3/31/08                              21760             21990
6/30/08                              21237             21420
9/30/08                              17280             17416
12/3/08                              13617             13722
3/9/09                               11449             11531
6/30/09                              14230             14321
9/30/09                              17398             17538
12/31/09                             18067             18234
3/31/10                              17440             17604

                            (Logo/Semi-Annual Report)
                           SPDR STOXX EUROPE 50 ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ---------------------------------------------------------------------------------------------------------

    DESCRIPTION             NESTLE SA      BP PLC        HSBC HOLDINGS PLC     NOVARTIS AG     TOTAL SA
 ---------------------------------------------------------------------------------------------------------
    MARKET VALUE            $2,253,732     2,248,977     2,234,567             1,677,578       1,611,509
 ---------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         5.0%           5.0           5.0                   3.7             3.6
 ---------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    17.2%
Pharmaceuticals                     15.5
Oil, Gas & Consumable Fuels         14.7
Metals & Mining                      7.3
Food Products                        6.3
Diversified Telecommunication
  Services                           5.2
Capital Markets                      4.6
Insurance                            3.6
Wireless Telecommunication
  Services                           3.4
Electric Utilities                   3.0
Communications Equipment             2.5
Industrial Conglomerates             2.5
Multi-Utilities                      2.5
Tobacco                              2.0
Chemicals                            1.6
Food & Staples Retailing             1.5
Electrical Equipment                 1.4
Automobiles                          1.2
Beverages                            1.2
Software                             1.2
Diversified Financial Services       1.1
Short Term Investments               5.4
Other Assets & Liabilities          (4.9)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                            SPDR EURO STOXX 50 ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR EURO STOXX 50 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.29%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                     EURO                                      EURO
                                       NET ASSET      MARKET       STOXX 50      NET ASSET      MARKET       STOXX 50
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           -4.97%        -5.47%        -4.90%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             49.53%        49.02%        49.42%       49.53%        49.02%        49.42%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -20.82%       -21.25%       -21.44%       -7.48%        -7.66%        -7.73%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS                           16.46%        16.90%        15.63%        3.10%         3.17%         2.95%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  99.90%        99.44%        98.26%        9.73%         9.70%         9.61%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period October 15, 2002 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                            SPDR EURO STOXX 50 ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR EURO STOXX 50 ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                   EURO STOXX
                                  SPDR EURO         50 INDEX
                                   STOXX 50           - US
                                     ETF       DOLLAR DENOMINATED
                                  ---------    ------------------
10/15/02                            10000             10000
12/31/02                            10343             10283
3/31/03                              9148              9156
6/30/03                             11657             11641
9/30/03                             11746             11732
12/31/03                            14658             14657
3/31/04                             14443             14452
6/30/04                             14685             14664
9/30/04                             14590             14562
12/31/04                            17299             17325
3/31/05                             17161             17147
6/30/05                             16958             16927
9/30/05                             18211             18212
12/31/05                            18626             18636
3/31/06                             20603             20633
6/30/06                             21028             21004
9/30/06                             22306             22297
12/31/06                            24591             24595
3/31/07                             25448             25238
6/30/07                             28094             28022
9/30/07                             28944             28868
12/31/07                            29961             29884
3/31/08                             26801             26755
6/30/08                             25335             25184
9/30/08                             20550             20415
12/3/08                             16486             16365
3/9/09                              13366             13269
6/30/09                             16849             16679
9/30/09                             21036             20847
12/31/09                            21408             21224
3/31/10                             19990             19826

                            (Logo/Semi-Annual Report)
                            SPDR EURO STOXX 50 ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 -----------------------------------------------------------------------------------------------------------------

    DESCRIPTION             TOTAL SA       BANCO SANTANDER SA     TELEFONICA SA     SIEMENS AG     SANOFI-AVENTIS
 -----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $9,038,464     7,714,593              6,917,278         6,151,776      5,837,619
 -----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         5.8%           4.9                    4.4               3.9            3.7
 -----------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    17.8%
Oil, Gas & Consumable Fuels          9.3
Diversified Telecommunication
  Services                           9.0
Insurance                            7.8
Electric Utilities                   6.5
Pharmaceuticals                      6.3
Industrial Conglomerates             5.4
Chemicals                            4.0
Multi-Utilities                      4.0
Food Products                        3.8
Communications Equipment             2.7
Diversified Financial Services       2.4
Capital Markets                      2.2
Electrical Equipment                 2.0
Software                             2.0
Automobiles                          1.9
Metals & Mining                      1.8
Beverages                            1.7
Media                                1.5
Construction & Engineering           1.4
Textiles, Apparel & Luxury
  Goods                              1.4
Food & Staples Retailing             1.3
Personal Products                    1.2
Building Products                    0.9
Construction Materials               0.8
Real Estate Investment Trusts        0.8
Short Term Investments               0.7
Other Assets & Liabilities          (0.6)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                      SPDR S&P EMERGING ASIA PACIFIC ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING ASIA PACIFIC ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   S&P ASIA                                  S&P ASIA
                                                                    PACIFIC                                   PACIFIC
                                       NET ASSET      MARKET     EMERGING BMI    NET ASSET      MARKET     EMERGING BMI
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           9.13%         9.16%        10.01%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            71.58%        70.96%        77.87%        71.58%        70.96%        77.87%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         26.47%        27.36%        26.19%         8.14%         8.40%         8.06%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 28.87%        29.22%        29.67%         8.72%         8.82%         8.93%
 ----------------------------------------------------------------------------------------------------------------------





(1) For the period March 20, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                      SPDR S&P EMERGING ASIA PACIFIC ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING ASIA PACIFIC ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                        S&P ASIA
                                      SPDR S&P      PACIFIC EMERGING
                                   EMERGING ASIA        BMI INDEX
                                    PACIFIC ETF
                                   -------------    ----------------
3/20/07                                10000              10000
3/31/07                                10190              10276
4/30/07                                10650              10718
5/31/07                                11261              11400
6/30/07                                12073              12233
7/31/07                                12790              13117
8/31/07                                12853              13016
9/30/07                                14502              14702
10/31/07                               16435              16401
11/30/07                               14889              14924
12/31/07                               14763              14986
1/31/08                                12700              12746
2/29/08                                13579              13726
3/31/08                                12734              12793
4/30/08                                13877              13876
5/31/08                                13335              13255
6/30/08                                11729              11504
7/31/08                                11657              11460
8/31/08                                11116              10950
9/30/08                                 9143               8881
10/1/08                                 7040               6805
11/2/08                                 6707               6476
12/3/08                                 7319               7064
1/9/09                                  6758               6564
2/9/09                                  6557               6426
3/9/09                                  7511               7288
4/30/09                                 8766               8471
5/31/09                                10370              10206
6/30/09                                10235              10126
7/9/09                                 11317              11266
8/31/09                                10925              10865
9/30/09                                11809              11784
10/31/09                               11715              11773
11/30/09                               12224              12303
12/31/09                               12737              12817
1/31/10                                11919              12028
2/28/10                                12032              12059
3/31/10                                12887              12967

                            (Logo/Semi-Annual Report)
                      SPDR S&P EMERGING ASIA PACIFIC ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 ------------------------------------------------------------------------------------------------------------------------

                            CHINA            TAIWAN SEMICONDUCTOR            CHINA LIFE              RELIANCE
    DESCRIPTION             MOBILE, LTD.     MANUFACTURING CO., LTD. ADR     INSURANCE CO., LTD.     INDUSTRIES, LTD. GDR
 ------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $20,310,103      18,983,784                      15,822,986              15,646,539
 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.2%             3.0                             2.5                     2.5
 ------------------------------------------------------------------------------------------------------------------------

 ------------------------------------------

    DESCRIPTION             CNOOC, LTD.
 ------------------------------------------
    MARKET VALUE            13,085,761
 ------------------------------------------
    % OF NET ASSETS         2.0
 ------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY **                   NET ASSETS
 -----------------------------------------------
Commercial Banks                    13.0%
Oil, Gas & Consumable Fuels         11.9
Semiconductors & Semiconductor
  Equipment                          8.1
Wireless Telecommunication
  Services                           5.6
Computers & Peripherals              4.7
Electronic Equipment,
  Instruments & Components           4.6
Insurance                            4.2
Automobiles                          3.7
Internet Software & Services         3.7
Metals & Mining                      3.4
Chemicals                            3.2
IT Services                          2.9
Real Estate Management &
  Development                        2.8
Transportation Infrastructure        2.3
Construction & Engineering           2.1
Diversified Telecommunication
  Services                           1.9
Electrical Equipment                 1.9
Food Products                        1.9
Hotels, Restaurants & Leisure        1.8
Capital Markets                      1.6
Marine                               1.4
Construction Materials               1.2
Diversified Financial Services       1.2
Thrifts & Mortgage Finance           1.1
Energy Equipment & Services          1.0
Electric Utilities                   0.9
Independent Power Producers &
  Energy Traders                     0.9
Industrial Conglomerates             0.9
Airlines                             0.7
Textiles, Apparel & Luxury
  Goods                              0.7
Household Products                   0.6
Beverages                            0.5
Food & Staples Retailing             0.5
Gas Utilities                        0.5
Machinery                            0.5
Pharmaceuticals                      0.5
Health Care Providers &
  Services                           0.4
Media                                0.4
Building Products                    0.3
Tobacco                              0.2
Health Care Equipment &
  Supplies                           0.1
Household Durables                   0.1
Paper & Forest Products              0.1
Short Term Investments               2.8
Other Assets & Liabilities          (2.8)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                             SPDR S&P RUSSIA ETF --
                                PORTFOLIO SUMMARY


The Fund commenced operations during the reporting period and therefore does not have performance history to provide in this report.

  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 ----------------------------------------------------------------------------------------------------------------

                                                                                MOBILE TELESYSTEMS     NORILSK
    DESCRIPTION             GAZPROM ADR     LUKOIL OAO ADR     SBERBANK GDR     OJSC ADR               NICKEL ADR
 ----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $820,476        399,849            387,451          349,650                284,913
 ----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         17.7%           8.6                8.4              7.6                    6.2
 ----------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         41.5%
Metals & Mining                     16.0
Commercial Banks                    10.9
Wireless Telecommunication
  Services                           9.6
Food & Staples Retailing             4.8
Diversified Telecommunication
  Services                           4.6
Electric Utilities                   3.4
Food Products                        1.9
Chemicals                            1.6
Pharmaceuticals                      1.3
Energy Equipment & Services          1.0
Media                                0.7
Household Durables                   0.5
Short Term Investments               0.2
Other Assets & Liabilities           2.0
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                              SPDR S&P CHINA ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P CHINA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                       NET ASSET      MARKET       S&P CHINA     NET ASSET      MARKET       S&P CHINA
                                         VALUE         VALUE       BMI INDEX       VALUE         VALUE       BMI INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           8.61%         8.31%        10.07%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            61.81%        61.39%        64.76%        61.81%        61.39%        64.76%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         38.01%        39.28%        38.91%        11.34%        11.68%        11.58%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 42.89%        42.93%        44.09%        12.49%        12.50%        12.81%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                              SPDR S&P CHINA ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P CHINA ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                    SPDR S&P    S&P CHINA
                                   CHINA ETF    BMI INDEX
                                   ---------    ---------
3/20/07                              10000        10000
3/31/07                              10354        10373
4/30/07                              10718        10820
5/31/07                              11549        11742
6/30/07                              12837        12985
7/31/07                              14139        14345
8/31/07                              15072        15260
9/30/07                              18062        18288
10/31/07                             21099        21241
11/30/07                             18484        18548
12/31/07                             17665        17839
1/31/08                              13857        14020
2/29/08                              15214        15336
3/31/08                              13298        13441
4/30/08                              15517        15470
5/31/08                              14889        14883
6/30/08                              13088        13030
7/31/08                              13344        13279
8/31/08                              12440        12240
9/30/08                               9888         9751
10/31/08                              7646         7479
11/30/08                              7839         7687
12/31/08                              8712         8523
1/31/09                               7945         7836
2/28/09                               7688         7623
3/31/09                               8831         8746
4/30/09                               9920         9833
5/31/09                              11667        11626
6/30/09                              12021        12075
7/31/09                              13450        13438
8/31/09                              12510        12481
9/30/09                              13157        13092
10/31/09                             13899        13803
11/30/09                             14316        14308
12/31/09                             14410        14458
1/31/10                              13151        13231
2/28/10                              13580        13662
3/31/10                              14289        14409

                            (Logo/Semi-Annual Report)
                              SPDR S&P CHINA ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 ------------------------------------------------------------------------------------------------------------------------

                            CHINA            CHINA LIFE                INDUSTRIAL & COMMERCIAL       CHINA CONSTRUCTION
    DESCRIPTION             MOBILE, LTD.     INSURANCE CO., LTD.       BANK OF CHINA                 BANK CORP.
 ------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $47,557,791      34,686,208                29,973,207                    26,632,679
 ------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         8.5%             6.2                       5.3                           4.7
 ------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------

                            PETROCHINA
    DESCRIPTION             CO., LTD.
 ---------------------------------------
    MARKET VALUE            24,214,893
 ---------------------------------------
    % OF NET ASSETS         4.3
 ---------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    16.6%
Oil, Gas & Consumable Fuels         15.8
Insurance                            9.3
Wireless Telecommunication
  Services                           8.5
Internet Software & Services         7.2
Real Estate Management &
  Development                        5.5
Food Products                        3.9
Metals & Mining                      2.9
Transportation Infrastructure        2.7
Diversified Telecommunication
  Services                           2.5
Construction & Engineering           2.2
Industrial Conglomerates             2.0
Automobiles                          1.8
Marine                               1.6
Electronic Equipment,
  Instruments & Components           1.4
Hotels, Restaurants & Leisure        1.4
Independent Power Producers &
  Energy Traders                     1.4
Textiles, Apparel & Luxury
  Goods                              1.3
Electrical Equipment                 1.1
Construction Materials               0.9
Food & Staples Retailing             0.9
Computers & Peripherals              0.8
Machinery                            0.8
Communications Equipment             0.7
Multiline Retail                     0.7
Paper & Forest Products              0.7
Diversified Consumer Services        0.6
Energy Equipment & Services          0.6
Airlines                             0.5
Chemicals                            0.5
Health Care Equipment &
  Supplies                           0.5
Semiconductors & Semiconductor
  Equipment                          0.5
Beverages                            0.4
Gas Utilities                        0.3
Media                                0.3
Software                             0.3
Specialty Retail                     0.3
Water Utilities                      0.3
IT Services                          0.2
Road & Rail                          0.2
Commercial Services & Supplies       0.0***
Short Term Investments               1.6
Other Assets & Liabilities          (1.7)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for China Milk
     Products Group, Ltd., which was Level 2 and part of the Food Products
     Industry, representing less than 0.05% of net assets. (Note 2)
***  Amount shown represents less than 0.05% of net assets.

                            (Logo/Semi-Annual Report)
                        SPDR S&P EMERGING MARKETS ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MARKETS ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                       NET ASSET      MARKET     S&P EMERGING    NET ASSET      MARKET     S&P EMERGING
                                         VALUE         VALUE       BMI INDEX       VALUE         VALUE       BMI INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                          11.74%        11.59%        13.09%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            79.51%        79.69%        86.40%        79.51%        79.69%        86.40%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         21.14%        22.15%        21.49%         6.60%         6.90%         6.71%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 25.23%        25.59%        26.22%         7.70%         7.80%         7.97%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                        SPDR S&P EMERGING MARKETS ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING MARKETS ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                      SPDR S&P
                                  EMERGING MARKETS    S&P EMERGING
                                         ETF            BMI INDEX
                                  ----------------    ------------
3/20/07                                 10000             10000
3/31/07                                 10338             10389
4/30/07                                 10818             10863
5/31/07                                 11292             11357
6/30/07                                 11823             11927
7/31/07                                 12305             12467
8/31/07                                 12155             12226
9/30/07                                 13520             13574
10/31/07                                15145             15077
11/30/07                                14084             14145
12/31/07                                14134             14293
1/31/08                                 12447             12515
2/29/08                                 13328             13473
3/31/08                                 12706             12785
4/30/08                                 13773             13743
5/31/08                                 14123             14065
6/30/08                                 12779             12675
7/31/08                                 12301             12202
8/31/08                                 11497             11337
9/30/08                                  9494              9237
10/31/08                                 6968              6706
11/30/08                                 6536              6276
12/31/08                                 6946              6652
1/31/09                                  6403              6197
2/28/09                                  6196              6003
3/31/09                                  6976              6771
4/30/09                                  8174              7889
5/31/09                                  9622              9464
6/30/09                                  9462              9347
7/31/09                                 10421             10279
8/31/09                                 10393             10276
9/30/09                                 11208             11160
10/31/09                                11267             11257
11/30/09                                11859             11813
12/31/09                                12296             12281
1/31/10                                 11531             11635
2/28/10                                 11615             11689
3/31/10                                 12523             12622

                            (Logo/Semi-Annual Report)
                        SPDR S&P EMERGING MARKETS ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 --------------------------------------------------------------------------------------------------------------------

                                                                                                           AMERICA
                                                PETROLEO BRASILEIRO                     ITAU UNIBANCO      MOVIL
    DESCRIPTION             GAZPROM OAO ADR     SA ADR                  VALE SA ADR     HOLDING SA ADR     SAB DE CV
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $3,490,518          5,219,451               4,892,226       2,539,581          2,502,528
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         2.5%                3.8                     3.6             1.8                1.8
 --------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         16.6%
Commercial Banks                    14.7
Metals & Mining                     10.8
Wireless Telecommunication
  Services                           6.6
Semiconductors & Semiconductor
  Equipment                          3.2
Pharmaceuticals                      2.5
Insurance                            2.3
Diversified Telecommunication
  Services                           2.1
Beverages                            2.0
Chemicals                            1.8
Computers & Peripherals              1.7
Food Products                        1.6
Industrial Conglomerates             1.6
Real Estate Management &
  Development                        1.6
Construction & Engineering           1.5
Diversified Financial Services       1.5
Electric Utilities                   1.5
IT Services                          1.5
Electronic Equipment,
  Instruments & Components           1.4
Internet Software & Services         1.4
Automobiles                          1.3
Food & Staples Retailing             1.3
Construction Materials               1.2
Media                                1.2
Specialty Retail                     1.0
Hotels, Restaurants & Leisure        0.9
Multiline Retail                     0.9
Independent Power Producers &
  Energy Traders                     0.8
Transportation Infrastructure        0.8
Electrical Equipment                 0.7
Capital Markets                      0.6
Thrifts & Mortgage Finance           0.6
Household Durables                   0.5
Machinery                            0.5
Marine                               0.5
Software                             0.5
Airlines                             0.4
Gas Utilities                        0.4
Household Products                   0.4
Paper & Forest Products              0.4
Tobacco                              0.4
Leisure Equipment & Products         0.3
Personal Products                    0.3
Communications Equipment             0.2
Energy Equipment & Services          0.2
Textiles, Apparel & Luxury
  Goods                              0.2
Water Utilities                      0.2
Aerospace & Defense                  0.1
Consumer Finance                     0.1
Distributors                         0.1
Health Care Providers &
  Services                           0.1
Professional Services                0.1
Road & Rail                          0.1
Trading Companies &
  Distributors                       0.1
Air Freight & Logistics              0.0***
Biotechnology                        0.0***
Building Products                    0.0***
Short Term Investments              11.9
Other Assets & Liabilities          (7.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Bajaj Holdings
     & Investment, Ltd., which was Level 2 and part of the Diversified
     Financial Services Industry, Banque Marocaine pour le Commerce et l'Industrie SA, which was Level 2 and part of the Commercial Banks
     Industry, Orascom which was Level 2 and part of the Wireless
     Telecommunication Services Industry and BF Investment, Ltd., which was
     Level 2 and part of the Independent Power Producers & Energy Traders
     Industry, each representing less than 0.05% of net assets. (Note 2)
***  Amount represents less than 0.05% of net assets.

                            (Logo/Semi-Annual Report)
                             SPDR S&P BRIC 40 ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P BRIC 40 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                       NET ASSET      MARKET      S&P BRIC 40    NET ASSET      MARKET      S&P BRIC 40
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           9.66%         9.37%         9.94%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            73.65%        74.54%        74.78%        73.65%        74.54%        74.78%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  9.67%        10.24%        10.88%         3.37%         3.56%         3.78%
 ----------------------------------------------------------------------------------------------------------------------





(1) For the period June 19, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                             SPDR S&P BRIC 40 ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P BRIC 40 ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                           SPDR S&P
                                            BRIC 40    S&P BRIC
                                              ETF      40 INDEX
                                           --------    --------
6/19/07                                      10000       10000
6/30/07                                       9954        9955
7/31/07                                      10544       10542
8/31/07                                      10727       10732
9/30/07                                      12538       12554
10/31/07                                     14703       14711
11/30/07                                     13469       13499
12/31/07                                     13469       13504
1/31/08                                      11350       11379
2/29/08                                      12339       12375
3/31/08                                      11530       11565
4/30/08                                      13090       13139
5/31/08                                      13661       13731
6/30/08                                      12418       12473
7/31/08                                      11671       11722
8/31/08                                      10591       10639
9/30/08                                       8464        8510
10/1/08                                       6165        6173
11/2/08                                       5882        5893
12/3/08                                       6058        6073
1/9/09                                        5624        5640
2/9/09                                        5560        5576
3/9/09                                        6316        6344
4/30/09                                       7313        7350
5/31/09                                       8821        8870
6/30/09                                       8576        8625
7/9/09                                        9280        9339
8/31/09                                       9111        9173
9/30/09                                      10001       10086
10/31/09                                     10361       10454
11/30/09                                     10852       10954
12/31/09                                     10976       11073
1/31/10                                      10065       10166
2/28/10                                      10240       10344
3/31/10                                      10967       11088

                            (Logo/Semi-Annual Report)
                             SPDR S&P BRIC 40 ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 --------------------------------------------------------------------------------------------------------------------------------

                            GAZPROM         CHINA            PETROLEO BRASILEIRO SA     VALE SA PREFERENCE     ITAU UNIBANCO
    DESCRIPTION             OAO ADR         MOBILE, LTD.     PREFERENCE SHARES ADR      SHARES ADR             HOLDING SA ADR
 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $41,129,763     28,341,880       27,535,840                 25,510,382             21,036,140
 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         9.4%            6.5              6.3                        5.8                    4.8
 --------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         35.3%
Commercial Banks                    25.4
Metals & Mining                     10.9
Wireless Telecommunication
  Services                           9.3
Insurance                            5.5
Internet Software & Services         4.2
IT Services                          3.3
Diversified Telecommunication
  Services                           2.9
Beverages                            1.6
Real Estate Management &
  Development                        1.0
Electric Utilities                   0.6
Short Term Investments              12.1
Other Assets & Liabilities         (12.1)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                         SPDR S&P EMERGING EUROPE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING EUROPE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                 S&P EUROPEAN                              S&P EUROPEAN
                                                                   EMERGING                                  EMERGING
                                       NET ASSET      MARKET      CAPPED BMI     NET ASSET      MARKET      CAPPED BMI
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           15.35%        13.75%        18.86%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            100.48%       101.45%       116.35%       100.48%       101.45%       116.35%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -18.45%       -18.53%       -16.49%        -6.57%        -6.60%        -5.83%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -13.57%       -13.38%       -11.67%        -4.70%        -4.63%        -4.02%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                         SPDR S&P EMERGING EUROPE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING EUROPE ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                      SPDR S&P         S&P EUROPEAN
                                  EMERGING EUROPE    EMERGING CAPPED
                                        ETF             BMI INDEX
                                  ---------------    ---------------
3/20/07                                10000              10000
3/31/07                                10598              10577
4/30/07                                10796              10655
5/31/07                                10316              10385
6/30/07                                11059              11109
7/31/07                                11387              11588
8/31/07                                10877              11120
9/30/07                                11874              12055
10/31/07                               12861              13155
11/30/07                               12586              13063
12/31/07                               13046              13553
1/31/07                                10899              11377
2/29/08                                11418              12109
3/31/08                                11352              11803
4/30/08                                11696              12140
5/31/08                                13053              13562
6/30/08                                12153              12547
7/31/08                                11429              11601
8/31/08                                 9822              10020
9/30/08                                 7903               7900
10/1/08                                 5424               5140
11/2/08                                 4677               4420
12/3/08                                 4541               4254
1/9/09                                  3822               3611
2/9/09                                  3723               3424
3/9/09                                  4311               4083
4/30/09                                 5250               5009
5/31/09                                 6468               6162
6/30/09                                 5946               5859
7/9/09                                  6613               6388
8/31/09                                 6963               6748
9/30/09                                 7493               7431
10/31/09                                7749               7648
11/30/09                                7843               7759
12/31/09                                8289               8162
1/31/10                                 8318               8360
2/28/10                                 7795               7906
3/31/10                                 8643               8833

                            (Logo/Semi-Annual Report)
                         SPDR S&P EMERGING EUROPE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 --------------------------------------------------------------------------------------------------------

    DESCRIPTION             GAZPROM ADR     LUKOIL OAO ADR     SBERBANK       MOBILE TELESYSTEMS OJSC ADR
 --------------------------------------------------------------------------------------------------------
    MARKET VALUE            $41,070,843     16,483,314         13,788,853     12,062,204
 --------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         17.0%           6.8                5.7            5.0
 --------------------------------------------------------------------------------------------------------

 --------------------------------------------------

    DESCRIPTION             ROSNEFT OIL CO. GDR
 --------------------------------------------------
    MARKET VALUE            11,228,238
 --------------------------------------------------
    % OF NET ASSETS         4.7
 --------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         39.2%
Commercial Banks                    21.2
Metals & Mining                     12.0
Wireless Telecommunication
  Services                           6.2
Diversified Telecommunication
  Services                           5.8
Electric Utilities                   2.3
Media                                1.7
Household Durables                   1.5
Industrial Conglomerates             1.5
Chemicals                            1.2
Airlines                             1.0
Pharmaceuticals                      1.0
Beverages                            0.8
Diversified Financial Services       0.7
Construction & Engineering           0.5
Real Estate Management &
  Development                        0.5
Distributors                         0.4
Energy Equipment & Services          0.4
Insurance                            0.3
Software                             0.3
Auto Components                      0.2
Building Products                    0.2
Electronic Equipment,
  Instruments & Components           0.2
Hotels, Restaurants & Leisure        0.2
Biotechnology                        0.1
Short Term Investments               4.8
Other Assets & Liabilities          (4.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING LATIN AMERICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.60%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   S&P LATIN                                 S&P LATIN
                                       NET ASSET      MARKET        AMERICA      NET ASSET      MARKET        AMERICA
                                         VALUE         VALUE       BMI INDEX       VALUE         VALUE       BMI INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           15.46%        15.78%        15.22%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            102.56%       104.00%       101.64%       102.56%       104.00%       101.64%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                          42.36%        43.77%        44.94%        12.49%        12.87%        13.17%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  47.08%        47.87%        50.84%        13.57%        13.77%        14.52%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING LATIN AMERICA ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                              SPDR S&P        S&P LATIN
                                           EMERGING LATIN    AMERICA BMI
                                             AMERICA ETF        INDEX
                                           --------------    -----------
3/20/07                                         10000           10000
3/31/07                                         10332           10407
4/30/07                                         10965           11050
5/31/07                                         12151           12210
6/30/07                                         12422           12580
7/31/07                                         12577           12803
8/31/07                                         12196           12391
9/30/07                                         13648           13850
10/31/07                                        15185           15452
11/30/07                                        14297           14592
12/31/07                                        14332           14711
1/31/08                                         13705           13749
2/29/08                                         14802           14980
3/31/08                                         14320           14446
4/30/08                                         15688           15782
5/31/08                                         16912           17185
6/30/08                                         15540           15887
7/31/08                                         14348           14705
8/31/08                                         13239           13505
9/30/08                                         10890           10880
10/1/08                                          7325            7448
11/2/08                                          6869            6967
12/3/08                                          7098            7139
1/9/09                                           7013            7151
2/9/09                                           6614            6792
3/9/09                                           7261            7481
4/30/09                                          8523            8808
5/31/09                                         10316           10658
6/30/09                                         10137           10429
7/9/09                                          11118           11401
8/31/09                                         11373           11762
9/30/09                                         12739           13092
10/31/09                                        13016           13378
11/30/09                                        14264           14493
12/31/09                                        14562           14848
1/31/10                                         13138           13590
2/28/10                                         13747           14149
3/31/10                                         14708           15084

                            (Logo/Semi-Annual Report)
                     SPDR S&P EMERGING LATIN AMERICA ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ------------------------------------------------------------------------------------------------------------

                            PETROLEO BRASILEIRO     VALE           AMERICA MOVIL     ITAU UNIBANCO HOLDING SA
    DESCRIPTION             SA ADR                  SA ADR         SAB DE CV         PREFERENCE SHARES
 ------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $22,931,015             22,507,468     10,703,921        9,763,494
 ------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         13.0%                   12.8           6.1               5.5
 ------------------------------------------------------------------------------------------------------------

 ---------------------------------------------

                            BANCO BRADESCO
    DESCRIPTION             SA ADR
 ---------------------------------------------
    MARKET VALUE            6,421,528
 ---------------------------------------------
    % OF NET ASSETS         3.6
 ---------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Metals & Mining                     25.5%
Commercial Banks                    16.3
Oil, Gas & Consumable Fuels         13.8
Wireless Telecommunication
  Services                           7.2
Beverages                            4.7
Food & Staples Retailing             3.4
Electric Utilities                   3.1
Diversified Telecommunication
  Services                           2.7
Food Products                        2.5
Multiline Retail                     2.5
Industrial Conglomerates             2.4
Paper & Forest Products              2.3
Independent Power Producers &
  Energy Traders                     1.5
Media                                1.5
Household Durables                   1.4
Transportation Infrastructure        1.3
Diversified Financial Services       1.1
Construction Materials               1.0
Airlines                             0.8
Household Products                   0.8
Tobacco                              0.6
Chemicals                            0.5
Construction & Engineering           0.5
Personal Products                    0.5
Aerospace & Defense                  0.4
Internet & Catalog Retail            0.4
Water Utilities                      0.4
Real Estate Management &
  Development                        0.2
Short Term Investments              17.8
Other Assets & Liabilities         (17.1)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                 S&P MID-EAST                              S&P MID-EAST
                                                                      AND                                       AND
                                       NET ASSET      MARKET      AFRICA BMI     NET ASSET      MARKET      AFRICA BMI
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                          15.18%        14.15%        16.18%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            68.14%        67.01%        68.73%        68.14%        67.01%        68.73%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         17.37%        17.82%        22.06%         5.48%         5.62%         6.87%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 22.68%        22.99%        27.78%         6.97%         7.06%         8.42%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period March 20, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                       SPDR S&P        S&P MID-
                                   EMERGING MIDDLE      EAST &
                                        EAST &        AFRICA BMI
                                      AFRICA ETF         INDEX
                                   ---------------    ----------
3/20/07                                 10000            10000
3/31/07                                 10452            10469
4/30/07                                 11246            11263
5/31/07                                 11080            11158
6/30/07                                 10891            11037
7/31/07                                 10943            11092
8/31/07                                 10878            10957
9/30/07                                 11583            11653
10/31/07                                12810            12921
11/30/07                                12177            12474
12/31/07                                12042            12467
1/31/08                                 10888            11424
2/29/08                                 11521            12178
3/31/08                                 10818            11523
4/30/08                                 11773            12305
5/31/08                                 12014            12508
6/30/08                                 11245            11640
7/31/08                                 11260            11555
8/31/08                                 10780            11029
9/30/08                                  9340             9663
10/1/08                                  7178             7372
11/2/08                                  6861             7078
12/3/08                                  7611             7819
1/9/09                                   6785             7020
2/9/09                                   6634             6886
3/9/09                                   7296             7573
4/30/09                                  8083             8358
5/31/09                                  9174             9472
6/30/09                                  9372             9682
7/9/09                                  10002            10345
8/31/09                                 10368            10710
9/30/09                                 10651            10998
10/31/09                                10669            11026
11/30/09                                11003            11403
12/31/09                                11582            11980
1/31/10                                 11252            11683
2/28/10                                 11259            11726
3/31/10                                 12268            12778

                            (Logo/Semi-Annual Report)
                  SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ---------------------------------------------------------------------------------------------------------------------------

                            TEVA PHARMACEUTICAL                                         STANDARD BANK     IMPALA PLATINUM
    DESCRIPTION             INDUSTRIES, LTD.        SASOL, LTD.     MTN GROUP, LTD.     GROUP, LTD.       HOLDINGS, LTD.
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $15,976,946             7,287,664       7,193,578           5,039,391         4,926,667
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         12.0%                   5.5             5.4                 3.8               3.7
 ---------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    16.2%
Metals & Mining                     14.5
Pharmaceuticals                     13.8
Wireless Telecommunication
  Services                           6.8
Diversified Financial Services       6.2
Oil, Gas & Consumable Fuels          5.7
Media                                3.8
Industrial Conglomerates             3.4
Chemicals                            3.0
Food & Staples Retailing             2.8
Real Estate Management &
  Development                        2.7
Construction & Engineering           2.5
Specialty Retail                     2.4
Insurance                            2.0
Software                             2.0
Diversified Telecommunication
  Services                           1.5
Construction Materials               1.2
Aerospace & Defense                  1.1
Capital Markets                      1.1
Food Products                        1.1
Household Durables                   0.9
Health Care Providers &
  Services                           0.7
Multiline Retail                     0.7
Distributors                         0.6
Tobacco                              0.6
Semiconductors & Semiconductor
  Equipment                          0.5
Electronic Equipment,
  Instruments & Components           0.4
Hotels, Restaurants & Leisure        0.3
Marine                               0.3
Electrical Equipment                 0.2
Paper & Forest Products              0.2
Health Care Equipment &
  Supplies                           0.1
Internet Software & Services         0.1
Trading Companies &
  Distributors                       0.1
Communications Equipment             0.0***
Short Term Investments               6.1
Other Assets & Liabilities          (5.6)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Banque
     Marocaine pour le Commerce et l'Industrie SA, which was Level 2 and part of the Commercial Banks Industry, representing less than 0.05% of net assets. (Note 2)
***  Amount represents less than 0.05% of net assets.

                            (Logo/Semi-Annual Report)
                           SPDR S&P WORLD EX-US ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P WORLD EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.34%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                       NET ASSET      MARKET       EX-US BMI     NET ASSET      MARKET       EX-US BMI
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            3.82%         3.34%         4.30%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             55.14%        54.26%        59.59%       55.14%        54.26%        59.59%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -20.62%       -20.52%       -19.62%       -7.53%        -7.49%        -7.15%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period April 20, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                           SPDR S&P WORLD EX-US ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P WORLD EX-US ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                     SPDR S&P     S&P DEVELOPED
                                   WORLD EX-US      EX-US BMI
                                       ETF          INDEX (B)
                                   -----------    -------------
4/20/07                               10000           10000
4/30/07                                9982            9986
5/31/07                               10190           10234
6/30/07                               10233           10248
7/31/07                               10132           10164
8/31/07                                9936            9963
9/30/07                               10454           10497
10/31/07                              10900           10982
11/30/07                              10473           10501
12/31/07                              10237           10289
1/31/08                                9332            9333
2/29/08                                9495            9543
3/31/08                                9369            9407
4/30/08                                9865            9902
5/31/08                               10031           10070
6/30/08                                9228            9272
7/31/08                                8899            8935
8/31/08                                8520            8560
9/30/08                                7304            7314
10/31/08                               5847            5733
11/30/08                               5528            5410
12/31/08                               5853            5740
1/31/09                                5334            5230
2/28/09                                4776            4695
3/31/09                                5117            5036
4/30/09                                5781            5718
5/31/09                                6472            6453
6/30/09                                6414            6404
7/31/09                                7023            7009
8/31/09                                7322            7365
9/30/09                                7646            7706
10/31/09                               7490            7569
11/30/09                               7672            7748
12/31/09                               7804            7886
1/31/10                                7464            7546
2/28/10                                7438            7534
3/31/10                                7938            8038

                            (Logo/Semi-Annual Report)
                           SPDR S&P WORLD EX-US ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ---------------------------------------------------------------------------------------------------------------------------

                                                   SAMSUNG ELECTRONICS                   ROYAL DUTCH
    DESCRIPTION             BHP BILLITON, LTD.     CO., LTD. GDR           BP PLC        SHELL PLC       HSBC HOLDINGS PLC
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,696,253             1,605,240               1,369,196     1,346,297       1,249,639
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.6%                   1.5                     1.3           1.3             1.2
 ---------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    13.6%
Oil, Gas & Consumable Fuels          8.2
Metals & Mining                      6.9
Pharmaceuticals                      5.3
Insurance                            4.4
Chemicals                            3.2
Diversified Telecommunication
  Services                           2.8
Machinery                            2.6
Food Products                        2.5
Semiconductors & Semiconductor
  Equipment                          2.3
Automobiles                          2.2
Capital Markets                      2.1
Electric Utilities                   2.1
Food & Staples Retailing             2.1
Real Estate Management &
  Development                        2.1
Industrial Conglomerates             2.0
Wireless Telecommunication
  Services                           1.9
Construction & Engineering           1.7
Electronic Equipment,
  Instruments & Components           1.7
Trading Companies &
  Distributors                       1.6
Beverages                            1.5
Electrical Equipment                 1.5
Health Care Equipment &
  Supplies                           1.4
Media                                1.3
Energy Equipment & Services          1.2
Multi-Utilities                      1.2
Road & Rail                          1.2
Specialty Retail                     1.2
Diversified Financial Services       1.1
Hotels, Restaurants & Leisure        1.0
Household Durables                   1.0
Textiles, Apparel & Luxury
  Goods                              1.0
Real Estate Investment Trusts        0.9
Building Products                    0.8
Tobacco                              0.8
Commercial Services & Supplies       0.7
Aerospace & Defense                  0.6
Auto Components                      0.6
Communications Equipment             0.6
Computers & Peripherals              0.6
Marine                               0.6
Software                             0.6
Transportation Infrastructure        0.6
Gas Utilities                        0.5
IT Services                          0.5
Multiline Retail                     0.5
Office Electronics                   0.5
Professional Services                0.5
Construction Materials               0.4
Health Care Providers &
  Services                           0.4
Household Products                   0.4
Air Freight & Logistics              0.3
Paper & Forest Products              0.3
Biotechnology                        0.2
Consumer Finance                     0.2
Distributors                         0.2
Leisure Equipment & Products         0.2
Life Sciences Tools & Services       0.2
Personal Products                    0.2
Airlines                             0.1
Containers & Packaging               0.1
Independent Power Producers &
  Energy Traders                     0.1
Short Term Investments              15.1
Other Assets & Liabilities         (14.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Nippon Mining
     Holdings, Inc. and Nippon Oil Corp., which were Level 2 and part of the Oil, Gas & Consumable Fuels Industry, Sompo Japan Insurance, Inc., which was Level 2 and part of the Insurance Industry and Anglo Irish Bank Corp.
     PLC, which was Level 3 and part of the Commercial Banks Industry, representing 0.09%, 0.10%, 0.13% and 0.00% of net assets, respectively.
     (Note 2)

                            (Logo/Semi-Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                  UNDER USD2                                UNDER USD2
                                       NET ASSET      MARKET        BILLION      NET ASSET      MARKET        BILLION
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            5.09%         5.27%         6.06%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             67.47%        68.75%        69.25%       67.47%        68.75%        69.25%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -20.77%       -20.27%       -21.32%       -7.60%        -7.40%        -7.81%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period April 20, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL SMALL CAP ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                         S&P DEVELOPED
                                        SPDR S&P         EX-U.S. UNDER
                                  INTERNATIONAL SMALL     USD2 BILLION
                                        CAP ETF              INDEX
                                  -------------------    -------------
4/20/07                                  10000               10000
4/30/07                                  10053               10057
5/31/07                                  10261               10292
6/30/07                                  10250               10312
7/31/07                                  10368               10408
8/31/07                                   9927                9917
9/30/07                                  10315               10290
10/31/07                                 10885               10827
11/30/07                                 10053                9972
12/31/07                                  9776                9705
1/31/08                                   8878                8776
2/29/08                                   9238                9182
3/31/08                                   9154                8971
4/30/08                                   9356                9178
5/31/08                                   9523                9420
6/30/08                                   8849                8756
7/31/08                                   8484                8329
8/31/08                                   8104                7896
9/30/08                                   6826                6630
10/1/08                                   5150                4976
11/2/08                                   4923                4753
12/3/08                                   5332                5136
1/9/09                                    4969                4850
2/9/09                                    4440                4344
3/9/09                                    4731                4650
4/30/09                                   5441                5317
5/31/09                                   6181                6099
6/30/09                                   6283                6186
7/9/09                                    6730                6625
8/31/09                                   7216                7066
9/30/09                                   7539                7420
10/31/09                                  7423                7319
11/30/09                                  7432                7354
12/31/09                                  7544                7483
1/31/10                                   7413                7358
2/28/10                                   7410                7368
3/31/10                                   7923                7868

                            (Logo/Semi-Annual Report)
                     SPDR S&P INTERNATIONAL SMALL CAP ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 ---------------------------------------------------------------------------------------------------------

                                                   CAFE DE CORAL      HONG LEONG
    DESCRIPTION             SHOCHIKU CO., LTD.     HOLDINGS, LTD.     FINANCE, LTD.     UNI-SELECT, INC.
 ---------------------------------------------------------------------------------------------------------
    MARKET VALUE            $3,563,613             3,436,883          3,389,231         3,013,509
 ---------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         0.6%                   0.6                0.6               0.5
 ---------------------------------------------------------------------------------------------------------

 ------------------------------------------------

    DESCRIPTION             HAW PAR CORP., LTD.
 ------------------------------------------------
    MARKET VALUE            2,995,676
 ------------------------------------------------
    % OF NET ASSETS         0.5
 ------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Metals & Mining                      6.5%
Machinery                            5.7
Oil, Gas & Consumable Fuels          4.4
Commercial Banks                     4.0
Real Estate Management &
  Development                        3.6
Specialty Retail                     3.6
Chemicals                            3.5
Electronic Equipment,
  Instruments & Components           3.5
Hotels, Restaurants & Leisure        3.4
Real Estate Investment Trusts        3.4
Media                                3.3
Capital Markets                      3.1
Commercial Services & Supplies       3.0
Construction & Engineering           2.9
Health Care Equipment &
  Supplies                           2.5
Food Products                        2.3
Pharmaceuticals                      2.2
Health Care Providers &
  Services                           2.0
Auto Components                      1.9
Electrical Equipment                 1.8
Professional Services                1.7
Industrial Conglomerates             1.6
Software                             1.6
Textiles, Apparel & Luxury
  Goods                              1.6
Energy Equipment & Services          1.4
IT Services                          1.4
Semiconductors & Semiconductor
  Equipment                          1.4
Trading Companies &
  Distributors                       1.4
Building Products                    1.3
Household Durables                   1.3
Communications Equipment             1.2
Insurance                            1.2
Paper & Forest Products              1.2
Multiline Retail                     1.1
Road & Rail                          1.1
Distributors                         1.0
Marine                               1.0
Beverages                            0.9
Gas Utilities                        0.9
Consumer Finance                     0.8
Biotechnology                        0.7
Transportation Infrastructure        0.7
Containers & Packaging               0.6
Diversified Consumer Services        0.6
Diversified Financial Services       0.6
Internet Software & Services         0.6
Aerospace & Defense                  0.5
Automobiles                          0.5
Construction Materials               0.5
Thrifts & Mortgage Finance           0.4
Airlines                             0.3
Food & Staples Retailing             0.3
Leisure Equipment & Products         0.3
Diversified Telecommunication
  Services                           0.2
Electric Utilities                   0.2
Air Freight & Logistics              0.1
Health Care Technology               0.1
Internet & Catalog Retail            0.1
Life Sciences Tools & Services       0.1
Short Term Investments              11.1
Other Assets & Liabilities         (10.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for The Tokushima
     Bank, Ltd., which was Level 2 and part of the Commercial Banks Industry,
     Record Realty and New City Residence Investment Corp., which were Level 3 and part of the Real Estate Investment Trusts Industry, Carnegie
     Investment Bank AB, which was Level 3 and part of the Capital Markets
     Industry and Peace Mark (Holdings), Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, each representing less than
     0.05% of net assets except for The Tokushima Bank, Ltd., which represents
     0.14% of net assets. (Note 2)

                            (Logo/Semi-Annual Report)
                 SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                    GLOBAL                                    GLOBAL
                                                                    EX-U.S.                                   EX-U.S.
                                                                  SELECT REAL                               SELECT REAL
                                                                    ESTATE                                    ESTATE
                                       NET ASSET      MARKET      SECURITIES     NET ASSET      MARKET      SECURITIES
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            0.96%         0.93%         1.06%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             68.33%        66.97%        69.22%        68.33%        66.97%        69.22%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -40.60%       -41.09%       -40.35%       -15.94%       -16.17%       -15.82%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -33.77%       -33.73%       -33.16%       -11.76%       -11.75%       -11.52%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period December 15, 2006 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                 SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                             DOW JONES
                                        SPDR DOW           GLOBAL EX-U.S.
                                  JONES INTERNATIONAL       SELECT REAL
                                      REAL ESTATE        ESTATE SECURITIES
                                          ETF                INDEX (B)
                                  -------------------    -----------------
12/15/06                                 10000                 10000
12/31/06                                 10401                 10397
1/31/07                                  10546                 10576
2/28/07                                  10836                 10871
3/31/07                                  11150                 11207
4/30/07                                  11391                 11448
5/31/07                                  11606                 11670
6/30/07                                  10859                 10949
7/31/07                                  10298                 10383
8/31/07                                  10271                 10341
9/30/07                                  10810                 10901
10/31/07                                 11010                 11113
11/30/07                                 10175                 10275
12/31/07                                  9683                  9786
1/31/08                                   9172                  9258
2/29/08                                   9208                  9285
3/31/08                                   9033                  9098
4/30/08                                   9452                  9510
5/31/08                                   9251                  9313
6/30/08                                   8218                  8250
7/31/08                                   8103                  8145
8/31/08                                   7736                  7770
9/30/08                                   6661                  6680
10/1/08                                   4963                  4954
11/2/08                                   4534                  4530
12/3/08                                   4733                  4734
1/9/09                                    4281                  4288
2/9/09                                    3682                  3691
3/9/09                                    3935                  3950
4/30/09                                   4471                  4495
5/31/09                                   5141                  5163
6/30/09                                   5229                  5255
7/9/09                                    5724                  5771
8/31/09                                   6220                  6263
9/30/09                                   6560                  6613
10/31/09                                  6508                  6557
11/30/09                                  6470                  6539
12/31/09                                  6564                  6632
1/31/10                                   6297                  6351
2/28/10                                   6331                  6398
3/31/10                                   6623                  6684

                            (Logo/Semi-Annual Report)
                 SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 -----------------------------------------------------------------------------------------------------------------------

                            WESTFIELD                                    MITSUI FUDOSAN      BROOKFIELD ASSET
    DESCRIPTION             GROUP                UNIBAIL-RODAMCO SE      CO., LTD.           MANAGEMENT, INC. (CLASS A)
 -----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $107,634,102         82,815,976              66,798,705          58,380,539
 -----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         9.5%                 7.3                     5.9                 5.2
 -----------------------------------------------------------------------------------------------------------------------

 --------------------------------------------

                            LAND SECURITIES
    DESCRIPTION             GROUP PLC
 --------------------------------------------
    MARKET VALUE            35,209,218
 --------------------------------------------
    % OF NET ASSETS         3.1
 --------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Real Estate Management &
  Development                       33.8%
Retail REITs                        32.7
Diversified REITs                   15.1
Office REITs                        12.5
Industrial REITs                     4.4
Residential REITs                    0.6
Specialized REITs                    0.4
Short Term Investments               8.7
Other Assets & Liabilities          (8.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Martinsa-Fadesa
     SA, which was Level 3 and part of the Real Estate Management & Development
     Industry, representing less than 0.05% of net assets. (Note 2)

                            (Logo/Semi-Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.59%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   MACQUARIE                                 MACQUARIE
                                                                    GLOBAL                                    GLOBAL
                                                                  INFRASTRUC-                               INFRASTRUC-
                                       NET ASSET      MARKET       TURE 100      NET ASSET      MARKET       TURE 100
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            0.06%        -0.53%         0.59%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             28.77%        28.18%        30.16%       28.77%        28.18%        30.16%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -15.79%       -16.53%       -13.76%       -5.57%        -5.84%        -4.81%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -10.02%       -10.57%        -7.80%       -3.27%        -3.45%        -2.52%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period January 25, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                   SPDR FSTE/MACQUARIE      MACQUARIE GLOBAL
                                  GLOBAL INFRASTRUCTURE    INFRASTRUCTURE 100
                                         100 ETF                  INDEX
                                  ---------------------    ------------------
1/25/07                                   10000                   10000
1/31/07                                   10089                   10089
2/28/07                                   10274                   10277
3/31/07                                   10684                   10692
4/30/07                                   11113                   11125
5/31/07                                   11383                   11425
6/30/07                                   11079                   11120
7/31/07                                   10714                   10754
8/31/07                                   10893                   10949
9/30/07                                   11442                   11508
10/31/07                                  12133                   12217
11/30/07                                  12293                   12386
12/31/07                                  12244                   12343
1/31/08                                   11363                   11453
2/29/08                                   11312                   11411
3/31/08                                   11244                   11348
4/30/08                                   11652                   11778
5/31/08                                   12074                   12219
6/30/08                                   11615                   11756
7/31/08                                   11175                   11313
8/31/08                                   10799                   10933
9/30/08                                    9505                    9614
10/31/08                                   8163                    8251
11/30/08                                   8014                    8108
12/31/08                                   8385                    8500
1/31/09                                    7857                    7968
2/28/09                                    6946                    7044
3/31/09                                    6988                    7085
4/30/09                                    7367                    7484
5/31/09                                    7955                    8099
6/30/09                                    8019                    8161
7/31/09                                    8373                    8526
8/31/09                                    8697                    8861
9/30/09                                    8993                    9166
10/31/09                                   8598                    8780
11/30/09                                   9006                    9198
12/31/09                                   9312                    9528
1/31/10                                    8841                    9048
2/28/10                                    8732                    8940
3/31/10                                    8998                    9220

                            (Logo/Semi-Annual Report)
              SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ---------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION                            E.ON AG        GDF SUEZ      IBERDROLA SA     ENEL SPA      RWE AG
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE                           $4,319,856     3,712,942     2,754,873        2,289,088     2,031,349
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS                        6.5%           5.6           4.2              3.5           3.1
 ---------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Electric Utilities                  47.8%
Multi-Utilities                     27.8
Oil, Gas & Consumable Fuels          7.4
Gas Utilities                        5.5
Independent Power Producers &
  Energy Traders                     4.3
Wireless Telecommunication
  Services                           2.9
Transportation Infrastructure        2.6
Water Utilities                      0.8
Road & Rail                          0.4
Short Term Investments              18.2
Other Assets & Liabilities         (17.7)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                           SPDR MSCI ACWI EX-US ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR MSCI ACWI EX-US ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.34%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   MSCI ALL                                  MSCI ALL
                                                                    COUNTRY                                   COUNTRY
                                       NET ASSET      MARKET      WORLD INDEX    NET ASSET      MARKET      WORLD INDEX
                                         VALUE         VALUE        EX USA         VALUE         VALUE        EX USA
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            4.94%         4.76%         5.51%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             60.66%        60.83%        61.67%       60.66%        60.83%        61.67%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -10.89%       -11.17%       -10.74%       -3.77%        -3.87%        -3.72%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  -5.04%        -4.89%        -4.76%       -1.59%        -1.54%        -1.51%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period January 10, 2007 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                           SPDR MSCI ACWI EX-US ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR MSCI ACWI EX-US ETF FUND (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                    MSCI ALL
                                    SPDR MSCI    COUNTRY WORLD
                                   ACWI EX-US       INDEX EX
                                       ETF            USA
                                   ----------    -------------
1/10/07                               10000          10000
1/31/07                               10306          10315
2/28/07                               10362          10378
3/31/07                               10657          10671
4/30/07                               11140          11166
5/31/07                               11421          11472
6/30/07                               11494          11569
7/31/07                               11402          11537
8/31/07                               11228          11359
9/30/07                               11955          12111
10/31/07                              12607          12787
11/30/07                              12042          12213
12/31/07                              11861          12036
1/31/08                               10763          10871
2/29/08                               11010          11186
3/31/08                               10783          10944
4/30/08                               11457          11617
5/31/08                               11658          11818
6/30/08                               10709          10849
7/31/08                               10296          10461
8/31/08                                9838           9974
9/30/08                                8424           8479
10/31/08                               6670           6613
11/30/08                               6266           6233
12/31/08                               6608           6590
1/31/09                                6028           6009
2/28/09                                5457           5450
3/31/09                                5911           5890
4/30/09                                6749           6700
5/31/09                                7671           7617
6/30/09                                7572           7536
7/31/09                                8310           8275
8/31/09                                8614           8583
9/30/09                                9049           9026
10/31/09                               8915           8915
11/30/09                               9189           9173
12/31/09                               9388           9368
1/31/10                                8908           8911
2/28/10                                8896           8912
3/31/10                                9496           9524

                            (Logo/Semi-Annual Report)
                           SPDR MSCI ACWI EX-US ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 ----------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             NESTLE SA      BHP BILLITON     BP PLC        ROYAL DUTCH SHELL PLC     HSBC HOLDINGS PLC
 ----------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $5,556,584     5,453,247        5,046,972     4,989,570                 4,707,845
 ----------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.4%           1.4              1.3           1.3                       1.2
 ----------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    15.3%
Oil, Gas & Consumable Fuels         10.8
Metals & Mining                      7.6
Pharmaceuticals                      5.5
Insurance                            3.9
Diversified Telecommunication
  Services                           3.7
Automobiles                          2.8
Chemicals                            2.7
Wireless Telecommunication
  Services                           2.6
Food Products                        2.4
Electric Utilities                   2.3
Machinery                            2.1
Semiconductors & Semiconductor
  Equipment                          2.1
Capital Markets                      1.9
Electronic Equipment,
  Instruments & Components           1.9
Food & Staples Retailing             1.9
Real Estate Management &
  Development                        1.8
Beverages                            1.7
Media                                1.7
Industrial Conglomerates             1.5
Multi-Utilities                      1.2
Road & Rail                          1.2
Electrical Equipment                 1.1
Household Durables                   1.1
Trading Companies &
  Distributors                       1.1
Diversified Financial Services       1.0
Construction & Engineering           0.9
Real Estate Investment Trusts        0.9
Tobacco                              0.9
Communications Equipment             0.8
Hotels, Restaurants & Leisure        0.8
Textiles, Apparel & Luxury
  Goods                              0.8
Transportation Infrastructure        0.7
Auto Components                      0.6
Building Products                    0.6
IT Services                          0.6
Aerospace & Defense                  0.5
Construction Materials               0.5
Gas Utilities                        0.5
Health Care Equipment &
  Supplies                           0.5
Independent Power Producers &
  Energy Traders                     0.5
Marine                               0.5
Specialty Retail                     0.5
Air Freight & Logistics              0.4
Commercial Services & Supplies       0.4
Multiline Retail                     0.4
Office Electronics                   0.4
Software                             0.4
Computers & Peripherals              0.3
Energy Equipment & Services          0.3
Health Care Providers &
  Services                           0.3
Household Products                   0.3
Internet Software & Services         0.3
Professional Services                0.3
Airlines                             0.2
Biotechnology                        0.2
Consumer Finance                     0.2
Distributors                         0.2
Paper & Forest Products              0.2
Personal Products                    0.2
Containers & Packaging               0.1
Leisure Equipment & Products         0.1
Water Utilities                      0.1
Short Term Investments              14.2
Other Assets & Liabilities         (13.5)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Nippon Mining
     Holdings, Inc. and Nippon Oil Corp., which were Level 2 and part of the Oil, Gas & Consumable Fuels Industry and Sompo Japan Insurance, Inc., which was Level 2 and part of the Insurance Industry, representing 0.07%, 0.08% and 0.11% of net assets, respectively. (Note 2)

                            (Logo/Semi-Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA PRIME JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  RUSSELL/NO-                               RUSSELL/NO-
                                       NET ASSET      MARKET         MURA        NET ASSET      MARKET         MURA
                                         VALUE         VALUE      PRIME INDEX      VALUE         VALUE      PRIME INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            4.29%         5.17%         4.38%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             35.65%        34.00%        36.80%       35.65%        34.00%        36.80%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -24.58%       -24.36%       -23.62%       -8.98%        -8.89%        -8.59%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -18.11%       -18.25%       -16.85%       -5.72%        -5.77%        -5.30%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 9, 2006 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR RUSSELL/NOMURA PRIME JAPAN ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                  SPDR RUSSELL/NOMURA
                                      PRIME JAPAN        RUSSELL/ NOMURA
                                          ETF              PRIME INDEX
                                  -------------------    ---------------
11/09/06                                 10000                10000
11/30/06                                 10321                10323
12/31/06                                 10515                10520
1/31/07                                  10606                10611
2/28/07                                  11003                11025
3/31/07                                  10859                10886
4/7/07                                   10657                10688
5/7/07                                   10800                10822
6/7/07                                   10766                10803
7/31/07                                  10718                10771
8/31/07                                  10422                10451
9/30/07                                  10619                10661
10/31/07                                 10604                10666
11/30/07                                 10408                10483
12/31/07                                  9988                 9921
1/31/08                                   9546                 9591
2/29/08                                   9600                 9650
3/31/08                                   9284                 9329
4/30/08                                   9897                 9944
5/31/08                                  10161                10204
6/30/08                                   9462                 9520
7/31/08                                   9152                 9206
8/31/08                                   8782                 8844
9/30/08                                   7807                 7870
10/1/08                                   6714                 6767
11/2/08                                   6691                 6732
12/3/08                                   7243                 7322
1/9/09                                    6746                 6790
2/9/09                                    5898                 5943
3/9/09                                    6037                 6078
4/30/09                                   6548                 6609
5/31/09                                   7239                 7297
6/30/09                                   7399                 7467
7/9/09                                    7654                 7749
8/31/09                                   7973                 8074
9/30/09                                   7852                 7965
10/31/09                                  7619                 7741
11/30/09                                  7531                 7641
12/31/09                                  7552                 7693
1/31/10                                   7698                 7819
2/28/10                                   7804                 7923
3/31/10                                   8189                 8315

                            (Logo/Semi-Annual Report)
                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 -----------------------------------------------------------------------------------------------------------------------------

                            TOYOTA                          MITSUBISHI UFJ            HONDA               NIPPON TELEGRAPH &
    DESCRIPTION             MOTOR CORP.     CANON, INC.     FINANCIAL GROUP, INC.     MOTOR CO., LTD.     TELEPHONE CORP.
 -----------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $548,163        354,871         317,262                   306,338             269,863
 -----------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.5%            2.2             2.0                       1.9                 1.7
 -----------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                     8.2%
Automobiles                          7.3
Electronic Equipment,
  Instruments & Components           6.1
Machinery                            4.9
Chemicals                            4.4
Pharmaceuticals                      4.4
Household Durables                   4.3
Trading Companies &
  Distributors                       4.3
Electric Utilities                   4.1
Road & Rail                          3.8
Metals & Mining                      3.3
Office Electronics                   3.1
Auto Components                      2.5
Real Estate Management &
  Development                        2.4
Wireless Telecommunication
  Services                           2.3
Insurance                            2.0
Semiconductors & Semiconductor
  Equipment                          1.9
Software                             1.9
Diversified Telecommunication
  Services                           1.7
Electrical Equipment                 1.7
Capital Markets                      1.6
Computers & Peripherals              1.6
Food & Staples Retailing             1.6
Specialty Retail                     1.5
Building Products                    1.4
Commercial Services & Supplies       1.1
Leisure Equipment & Products         1.1
Oil, Gas & Consumable Fuels          1.1
Beverages                            1.0
Construction & Engineering           1.0
Food Products                        0.9
Gas Utilities                        0.9
Household Products                   0.8
Consumer Finance                     0.7
Multiline Retail                     0.7
Tobacco                              0.7
Health Care Equipment &
  Supplies                           0.6
IT Services                          0.6
Marine                               0.6
Media                                0.6
Personal Products                    0.5
Textiles, Apparel & Luxury
  Goods                              0.5
Health Care Providers &
  Services                           0.4
Industrial Conglomerates             0.4
Air Freight & Logistics              0.3
Internet & Catalog Retail            0.3
Paper & Forest Products              0.3
Airlines                             0.2
Diversified Consumer Services        0.2
Hotels, Restaurants & Leisure        0.2
Independent Power Producers &
  Energy Traders                     0.2
Internet Software & Services         0.2
Transportation Infrastructure        0.2
Construction Materials               0.1
Containers & Packaging               0.1
Distributors                         0.1
Professional Services                0.1
Communications Equipment             0.0***
Short Term Investments              29.0
Other Assets & Liabilities         (28.0)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Nippon Mining
     Holdings, Inc. and Nippon Oil Corp., which were Level 2 and part of the Oil, Gas & Consumable Fuels Industry, and Nipponkoa Insurance Co., Ltd.
     and Sompo Japan Insurance, Inc., which were Level 2 and part of the Insurance Industry, representing 0.23%, 0.33%, 0.18% and 0.23% of net assets, respectively. (Note 2)
***  Amount represents less than 0.05% of net assets.

                            (Logo/Semi-Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.55%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                  RUSSELL/NO-                               RUSSELL/NO-
                                                                     MURA                                      MURA
                                                                  JAPAN SMALL                               JAPAN SMALL
                                       NET ASSET      MARKET          CAP        NET ASSET      MARKET          CAP
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            0.27%         1.34%         0.14%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             35.49%        33.99%        36.34%       35.49%        33.99%        36.34%
 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS                         -20.28%       -20.80%       -17.42%       -7.28%        -7.48%        -6.18%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -12.83%       -12.66%       -11.33%       -3.97%        -3.91%        -3.48%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period November 9, 2006 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                  SPDR RUSSELL/
                                   NOMURA SMALL    RUSSELL/ NOMURA
                                    CAP JAPAN        JAPAN SMALL
                                       ETF            CAP INDEX
                                  -------------    ---------------
11/09/06                              10000             10000
11/30/06                              10421             10352
12/31/06                              10437             10359
1/31/07                               10616             10518
2/28/07                               11009             10854
3/31/07                               10935             10738
4/30/07                               10680             10511
5/31/07                               10437             10302
6/30/07                               10449             10378
7/31/07                               10447             10379
8/31/07                                9970              9893
9/30/07                                9943              9923
10/31/07                              10046             10088
11/30/07                               9760              9806
12/31/07                               9229              9164
1/31/08                                8783              8903
2/29/08                                8869              8995
3/31/08                                8927              9026
4/30/08                                9077              9166
5/31/08                                9384              9429
6/30/08                                8852              8897
7/31/08                                8560              8648
8/31/08                                8245              8304
9/30/08                                7472              7533
10/1/08                                6769              6800
11/2/08                                7049              7079
12/3/08                                7582              7681
1/9/09                                 7138              7209
2/9/09                                 6186              6248
3/9/09                                 6434              6503
4/30/09                                6812              6899
5/31/09                                7652              7764
6/30/09                                8131              8246
7/9/09                                 8316              8437
8/31/09                                8799              8933
9/30/09                                8694              8855
10/31/09                               8344              8541
11/30/09                               8080              8243
12/31/09                               7968              8131
1/31/10                                8180              8297
2/28/10                                8340              8467
3/31/10                                8717              8867

                            (Logo/Semi-Annual Report)
                   SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 -------------------------------------------------------------------------------------------------------------

                            THE AWA                           AICA KOGYO     OKAMOTO              SKY PERFECT
       DESCRIPTION          BANK, LTD.     DENA CO., LTD.     CO., LTD.      INDUSTRIES, INC.     JSAT CORP.
 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $423,234       399,914            392,746        388,493              385,049
 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         0.5%           0.5                0.5            0.5                  0.5
 -------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                     9.1%
Machinery                            7.6
Chemicals                            7.4
Electronic Equipment,
  Instruments & Components           5.5
Auto Components                      5.0
Food Products                        4.3
Construction & Engineering           3.8
Specialty Retail                     3.8
Metals & Mining                      3.2
Building Products                    3.0
Textiles, Apparel & Luxury
  Goods                              2.6
Pharmaceuticals                      2.5
Hotels, Restaurants & Leisure        2.4
Commercial Services & Supplies       2.3
Trading Companies &
  Distributors                       2.3
Food & Staples Retailing             2.2
Electrical Equipment                 2.1
Household Durables                   2.1
IT Services                          2.1
Media                                1.9
Capital Markets                      1.6
Health Care Equipment &
  Supplies                           1.5
Road & Rail                          1.5
Real Estate Management &
  Development                        1.4
Internet Software & Services         1.3
Personal Products                    1.2
Consumer Finance                     1.1
Diversified Financial Services       1.1
Software                             1.1
Communications Equipment             1.0
Semiconductors & Semiconductor
  Equipment                          1.0
Leisure Equipment & Products         0.9
Transportation Infrastructure        0.9
Computers & Peripherals              0.7
Distributors                         0.7
Internet & Catalog Retail            0.7
Multiline Retail                     0.7
Beverages                            0.6
Construction Materials               0.6
Household Products                   0.6
Containers & Packaging               0.5
Electric Utilities                   0.4
Professional Services                0.4
Air Freight & Logistics              0.3
Gas Utilities                        0.3
Insurance                            0.3
Marine                               0.3
Oil, Gas & Consumable Fuels          0.3
Paper & Forest Products              0.3
Industrial Conglomerates             0.2
Office Electronics                   0.2
Biotechnology                        0.1
Energy Equipment & Services          0.1
Short Term Investments              29.5
Other Assets & Liabilities         (28.6)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Nissay Dowa
     General Insurance Co., Ltd., which was Level 2 and part of the Insurance
     Industry, The Tokushima Bank, Ltd., which was Level 2 and part of the
     Commercial Banks Industry and Suruga Corp., which was Level 3 and part of the Real Estate Management & Development Industry, representing 0.26%,
     0.20% and 0.00% of net assets, respectively. (Note 2)

                            (Logo/Semi-Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                               PERFORMANCE SUMMARY


The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL DIVIDEND ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.46%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   INTERNA-                                  INTERNA-
                                                                    TIONAL                                    TIONAL
                                                                   DIVIDEND                                  DIVIDEND
                                       NET ASSET      MARKET      OPPORTUNI-     NET ASSET      MARKET      OPPORTUNI-
                                         VALUE         VALUE      TIES INDEX       VALUE         VALUE      TIES INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            4.70%         4.07%         5.19%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             87.66%        86.40%        91.41%       87.66%        86.40%        91.41%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -12.88%       -13.01%       -11.45%       -6.27%        -6.33%        -5.53%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period February 12, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL DIVIDEND ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                        SPDR S&P              S&P INTERNATIONAL
                                 INTERNATIONAL DIVIDEND    DIVIDEND OPPORTUNITIES
                                           ETF                      INDEX
                                 ----------------------    ----------------------
                                        10000.00                  10000.00
2/12/08                                 10577.00                  10510.00
3/31/08                                 10431.00                  10373.00
4/30/08                                 10433.00                  10393.00
5/31/08                                 10267.00                  10264.00
6/30/08                                  9265.00                   9239.00
7/31/08                                  8833.00                   8827.00
8/31/08                                  8777.00                   8776.00
9/30/08                                  7307.00                   7289.00
10/1/08                                  5256.00                   5236.00
11/2/08                                  4889.00                   4870.00
12/3/08                                  5261.00                   5246.00
1/9/09                                   4577.00                   4577.00
2/9/09                                   4093.00                   4084.00
3/9/09                                   4642.00                   4626.00
4/30/09                                  5828.00                   5840.00
5/31/09                                  6734.00                   6768.00
6/30/09                                  6623.00                   6661.00
7/9/09                                   7306.00                   7370.00
8/31/09                                  7784.00                   7859.00
9/30/09                                  8320.00                   8418.00
10/31/09                                 8254.00                   8354.00
11/30/09                                 8522.00                   8629.00
12/31/09                                 8704.00                   8821.00
1/31/10                                  8351.00                   8473.00
2/28/10                                  8255.00                   8378.00
3/31/10                                  8712.00                   8855.00

                            (Logo/Semi-Annual Report)
                     SPDR S&P INTERNATIONAL DIVIDEND ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 -------------------------------------------------------------------------------------------------------------

                            PENN WEST        YELLOW PAGES                     OESTERREICHISCHE
    DESCRIPTION             ENERGY TRUST     INCOME FUND      BELGACOM SA     POST AG              ACEA SPA
 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $8,118,061       7,987,659        7,137,297       7,039,557            6,730,426
 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         3.7%             3.6              3.2             3.2                  3.0
 -------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         18.3%
Commercial Banks                    15.5
Diversified Telecommunication
  Services                           8.3
Electric Utilities                   6.8
Media                                5.6
Construction & Engineering           4.6
Pharmaceuticals                      4.3
Wireless Telecommunication
  Services                           4.1
Multi-Utilities                      3.5
Capital Markets                      3.3
Air Freight & Logistics              3.2
Industrial Conglomerates             2.7
Real Estate Management &
  Development                        2.3
Software                             2.0
Hotels, Restaurants & Leisure        1.7
Insurance                            1.6
Machinery                            1.6
Chemicals                            1.5
Communications Equipment             1.2
Diversified Financial Services       1.0
Gas Utilities                        1.0
Metals & Mining                      1.0
Transportation Infrastructure        0.9
Food & Staples Retailing             0.6
Airlines                             0.5
Electrical Equipment                 0.5
Household Durables                   0.5
Office Electronics                   0.5
Real Estate Investment Trusts        0.5
Textiles, Apparel & Luxury
  Goods                              0.5
Short Term Investments              14.6
Other Assets & Liabilities         (14.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                      SPDR S&P INTERNATIONAL MID CAP ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL MID CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.45%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                    BETWEEN                                   BETWEEN
                                                                 USD2 BILLION                              USD2 BILLION
                                                                      AND                                       AND
                                       NET ASSET      MARKET     USD5 BILLION    NET ASSET      MARKET     USD5 BILLION
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            5.46%         7.19%         5.06%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             57.45%        57.42%        63.49%       57.45%        57.42%        63.49%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -17.21%       -16.91%       -16.58%       -9.45%        -9.28%        -9.11%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 7, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                      SPDR S&P INTERNATIONAL MID CAP ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL MID CAP ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                                S&P DEVELOPED
                                                               EX-U.S. BETWEEN
                                                                 USD2 BILLION
                                               SPDR S&P            AND USD5
                                          INTERNATIONAL MID     BILLION INDEX
                                               CAP ETF               (B)
                                          -----------------    ---------------
                                               10000.00            10000.00
5/7/08                                         10042.00            10041.00
6/30/08                                         9351.00             9309.00
7/31/08                                         8917.00             8876.00
8/31/08                                         8587.00             8572.00
9/30/08                                         7346.00             7241.00
10/1/08                                         5570.00             5462.00
11/2/08                                         5400.00             5254.00
12/3/08                                         5775.00             5632.00
1/9/09                                          5371.00             5217.00
2/9/09                                          4901.00             4693.00
3/9/09                                          5258.00             5103.00
4/30/09                                         5924.00             5836.00
5/31/09                                         6611.00             6536.00
6/30/09                                         6717.00             6622.00
7/9/09                                          7159.00             7132.00
8/31/09                                         7561.00             7577.00
9/30/09                                         7851.00             7940.00
10/31/09                                        7582.00             7681.00
11/30/09                                        7680.00             7820.00
12/31/09                                        7847.00             7968.00
1/31/10                                         7664.00             7776.00
2/28/10                                         7688.00             7776.00
3/31/10                                         8279.00             8342.00

                            (Logo/Semi-Annual Report)
                      SPDR S&P INTERNATIONAL MID CAP ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ---------------------------------------------------------------------------------------------------------------------------------

                            KEIHIN ELECTRIC
                            EXPRESS               BASELLANDSCHAFTLICHE     SINGAPORE PRESS                           PSP SWISS
    DESCRIPTION             RAILWAY CO., LTD.     KANTONALBANK             HOLDINGS, LTD.      KURARAY CO., LTD.     PROPERTY AG
 ---------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $271,233              269,631                  256,843             249,069               222,804
 ---------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         1.0%                  1.0                      1.0                 1.0                   0.9
 ---------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Metals & Mining                      6.1%
Commercial Banks                     5.8
Chemicals                            5.4
Real Estate Investment Trusts        4.9
Machinery                            4.8
Oil, Gas & Consumable Fuels          4.3
Construction & Engineering           3.9
Insurance                            3.4
Food Products                        3.0
Diversified Financial Services       2.8
Media                                2.8
Multiline Retail                     2.6
Industrial Conglomerates             2.4
Capital Markets                      2.3
Energy Equipment & Services          2.3
Road & Rail                          2.2
Auto Components                      2.0
Health Care Providers &
  Services                           2.0
Hotels, Restaurants & Leisure        1.9
IT Services                          1.9
Real Estate Management &
  Development                        1.8
Food & Staples Retailing             1.7
Health Care Equipment &
  Supplies                           1.7
Commercial Services & Supplies       1.6
Electrical Equipment                 1.5
Electronic Equipment,
  Instruments & Components           1.4
Leisure Equipment & Products         1.4
Aerospace & Defense                  1.2
Diversified Telecommunication
  Services                           1.2
Electric Utilities                   1.2
Paper & Forest Products              1.1
Trading Companies &
  Distributors                       1.1
Office Electronics                   1.0
Pharmaceuticals                      1.0
Professional Services                1.0
Automobiles                          0.9
Construction Materials               0.9
Beverages                            0.8
Household Durables                   0.8
Semiconductors & Semiconductor
  Equipment                          0.8
Computers & Peripherals              0.7
Independent Power Producers &
  Energy Traders                     0.7
Transportation Infrastructure        0.7
Airlines                             0.6
Building Products                    0.6
Air Freight & Logistics              0.5
Personal Products                    0.5
Water Utilities                      0.5
Biotechnology                        0.4
Consumer Finance                     0.4
Internet Software & Services         0.4
Software                             0.4
Textiles, Apparel & Luxury
  Goods                              0.4
Containers & Packaging               0.3
Internet & Catalog Retail            0.3
Marine                               0.3
Distributors                         0.2
Specialty Retail                     0.2
Gas Utilities                        0.1
Household Products                   0.1
Short Term Investments              20.4
Other Assets & Liabilities         (19.6)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Nippon Mining
     Holding, Inc., which was Level 2 and part of the Oil, Gas & Consumable
     Fuels Industry and Nipponkoa Insurance Co., Ltd., which was Level 2 and part of the Insurance Industry, representing 0.15% and 0.31% of net assets, respectively. (Note 2)

                            (Logo/Semi-Annual Report)
                   SPDR S&P EMERGING MARKETS SMALL CAP ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P EMERGING MARKETS SMALL CAP ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.66%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                 S&P EMERGING                              S&P EMERGING
                                                                    MARKETS                                   MARKETS
                                                                     UNDER                                     UNDER
                                       NET ASSET      MARKET     USD2 BILLION    NET ASSET      MARKET     USD2 BILLION
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           14.03%        14.11%        17.07%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            100.81%       102.07%       110.90%       100.81%       102.07%       110.90%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  -3.44%        -2.95%         3.47%        -1.84%        -1.57%         1.83%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 12, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                   SPDR S&P EMERGING MARKETS SMALL CAP ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P EMERGING MARKETS SMALL CAP ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                      SPDR S&P         S&P EMERGING
                                  EMERGING MARKETS    MARKETS UNDER
                                      SMALL CAP        USD2 BILLION
                                         ETF              INDEX
                                  ----------------    -------------
                                      10000.00           10000.00
5/12/08                                9836.00            9863.00
6/30/08                                8629.00            8648.00
7/31/08                                8394.00            8454.00
8/31/08                                7948.00            7961.00
9/30/08                                6252.00            6372.00
10/1/08                                4594.00            4696.00
11/2/08                                4320.00            4380.00
12/3/08                                4681.00            4795.00
1/9/09                                 4357.00            4473.00
2/9/09                                 4267.00            4369.00
3/9/09                                 4809.00            4906.00
4/30/09                                5785.00            5893.00
5/31/09                                7034.00            7211.00
6/30/09                                7021.00            7239.00
7/9/09                                 7878.00            8144.00
8/31/09                                7828.00            8150.00
9/30/09                                8468.00            8839.00
10/31/09                               8472.00            8863.00
11/30/09                               8820.00            9291.00
12/31/09                               9389.00            9941.00
1/31/10                                8962.00            9512.00
2/28/10                                8947.00            9484.00
3/31/10                                9656.00           10347.00

                            (Logo/Semi-Annual Report)
                   SPDR S&P EMERGING MARKETS SMALL CAP ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 -------------------------------------------------------------------------------------------------------------------

                                                             THANACHART      DIAGNOSTICOS DA     E.SUN FINANCIAL
    DESCRIPTION             FOSCHINI, LTD.     TOTVS SA      CAPITAL PCL     AMERICA SA          HOLDING CO., LTD.
 -------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,525,583         1,510,582     1,414,273       1,337,429           1,231,494
 -------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         0.9%               0.9           0.9             0.8                 0.8
 -------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Semiconductors & Semiconductor
  Equipment                          6.9%
Electronic Equipment,
  Instruments & Components           6.1
Construction & Engineering           4.9
Metals & Mining                      4.6
Commercial Banks                     4.5
Computers & Peripherals              4.4
Real Estate Management &
  Development                        4.3
Food Products                        3.8
Electrical Equipment                 3.3
Construction Materials               3.1
Capital Markets                      3.0
Media                                2.6
Multiline Retail                     2.4
Specialty Retail                     2.4
Textiles, Apparel & Luxury
  Goods                              2.4
Industrial Conglomerates             2.3
Software                             2.3
Chemicals                            2.2
Hotels, Restaurants & Leisure        2.0
Machinery                            1.9
Transportation Infrastructure        1.9
Automobiles                          1.7
Marine                               1.7
Electric Utilities                   1.5
Health Care Providers &
  Services                           1.4
Household Durables                   1.4
IT Services                          1.3
Auto Components                      1.1
Paper & Forest Products              1.1
Pharmaceuticals                      1.1
Building Products                    1.0
Diversified Financial Services       1.0
Independent Power Producers &
  Energy Traders                     1.0
Consumer Finance                     0.9
Oil, Gas & Consumable Fuels          0.9
Communications Equipment             0.8
Food & Staples Retailing             0.8
Tobacco                              0.8
Airlines                             0.7
Energy Equipment & Services          0.7
Leisure Equipment & Products         0.7
Diversified Consumer Services        0.6
Diversified Telecommunication
  Services                           0.6
Real Estate Investment Trusts        0.6
Beverages                            0.5
Gas Utilities                        0.5
Internet Software & Services         0.5
Air Freight & Logistics              0.4
Commercial Services & Supplies       0.4
Insurance                            0.4
Life Sciences Tools & Services       0.4
Road & Rail                          0.3
Containers & Packaging               0.2
Health Care Equipment &
  Supplies                           0.2
Thrifts & Mortgage Finance           0.2
Short Term Investments               1.5
Other Assets & Liabilities          (0.2)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for China Bills
     Finance Corp., which was Level 2 and part of the Capital Markets Industry, representing 0.27% of net assets. (Note 2)

                            (Logo/Semi-Annual Report)
                    SPDR DOW JONES GLOBAL REAL ESTATE ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR DOW JONES GLOBAL REAL ESTATE ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   DOW JONES                                 DOW JONES
                                                                    GLOBAL                                    GLOBAL
                                                                  SELECT REAL                               SELECT REAL
                                                                    ESTATE                                    ESTATE
                                       NET ASSET      MARKET      SECURITIES     NET ASSET      MARKET      SECURITIES
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            9.24%         8.64%         8.96%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             87.13%        86.23%        86.78%        87.13%        86.23%        86.78%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -26.46%       -26.31%       -27.42%       -14.93%       -14.83%       -15.53%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period May 7, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                    SPDR DOW JONES GLOBAL REAL ESTATE ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR DOW JONES GLOBAL REAL ESTATE ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                             SPDR DOW          DOW JONES
                                           JONES GLOBAL      GLOBAL SELECT
                                            REAL ESTATE       REAL ESTATE
                                                ETF        SECURITIES INDEX
                                           ------------    ----------------
                                             10000.00          10000.00
5/7/08                                        9840.00           9836.00
6/30/08                                       8746.00           8722.00
7/31/08                                       8791.00           8769.00
8/31/08                                       8670.00           8637.00
9/30/08                                       8011.00           7955.00
10/1/08                                       5669.00           5618.00
11/2/08                                       4734.00           4689.00
12/3/08                                       5217.00           5160.00
1/9/09                                        4510.00           4463.00
2/9/09                                        3726.00           3687.00
3/9/09                                        3930.00           3886.00
4/30/09                                       4771.00           4719.00
5/31/09                                       5216.00           5156.00
6/30/09                                       5187.00           5131.00
7/9/09                                        5700.00           5648.00
8/31/09                                       6339.00           6271.00
9/30/09                                       6732.00           6660.00
10/31/09                                      6557.00           6486.00
11/30/09                                      6732.00           6665.00
12/31/09                                      6997.00           6919.00
1/31/10                                       6662.00           6580.00
2/28/10                                       6857.00           6776.00
3/31/10                                       7354.00           7258.00

                            (Logo/Semi-Annual Report)
                    SPDR DOW JONES GLOBAL REAL ESTATE ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------

                            WESTFIELD      SIMON PROPERTY     UNIBAIL-       MITSUI                VORNADO
    DESCRIPTION             GROUP          GROUP, INC.        RODAMCO SE     FUDOSAN CO., LTD.     REALTY TRUST
 ----------------------------------------------------------------------------------------------------------------
    SHARES                  527,265        69,010             22,069         213,000               43,585
 ----------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $5,836,437     5,789,939          4,479,233      3,617,626             3,299,384
 ----------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         4.9%           4.8                3.7            3.0                   2.7
 ----------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Retail REITs                        28.2%
Real Estate Management &
  Development                       18.4
Office REITs                        15.0
Specialized REITs                   12.9
Diversified REITs                   12.1
Residential REITs                    7.9
Industrial REITs                     5.1
Short Term Investments              23.3
Other Assets & Liabilities         (22.9)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Martinsa-Fadesa
     SA, which was Level 3 and part of the Real Estate Management & Development
     Industry, representing less than 0.05% of net assets. (Note 2)

                            (Logo/Semi-Annual Report)
           SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                 BMI CONSUMER                              BMI CONSUMER
                                                                  DISCRETION-                               DISCRETION-
                                       NET ASSET      MARKET          ARY        NET ASSET      MARKET          ARY
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           5.82%         5.87%         6.10%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            58.71%        57.36%        61.08%        58.71%        57.36%        61.08%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  2.45%         2.33%         1.28%         1.43%         1.36%         0.75%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
           SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF (BASED ON NET ASSET VALUE)


                                        SPDR S&P                S&P DEVELOPED
                                 INTERNATIONAL CONSUMER          EX-U.S. BMI
                                  DISCRETIONARY SECTOR     CONSUMER DISCRETIONARY
                                           ETF                  SECTOR INDEX
                                 ----------------------    ----------------------
                                        10000.00                  10000.00
7/16/08                                 10235.00                  10251.00
8/31/08                                 10027.00                  10047.00
9/30/08                                  8771.00                   8725.00
10/1/08                                  7407.00                   7187.00
11/2/08                                  6560.00                   6384.00
12/3/08                                  6969.00                   6788.00
1/9/09                                   6485.00                   6309.00
2/9/09                                   6029.00                   5887.00
3/9/09                                   6455.00                   6289.00
4/30/09                                  7801.00                   7543.00
5/31/09                                  8238.00                   8058.00
6/30/09                                  8221.00                   8065.00
7/9/09                                   9099.00                   8966.00
8/31/09                                  9376.00                   9222.00
9/30/09                                  9682.00                   9545.00
10/31/09                                 9537.00                   9448.00
11/30/09                                 9573.00                   9476.00
12/31/09                                 9918.00                   9796.00
1/31/10                                  9636.00                   9529.00
2/28/10                                  9475.00                   9384.00
3/31/10                                 10245.00                  10128.00

                            (Logo/Semi-Annual Report)
           SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 --------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             TOYOTA MOTOR CORP.     HONDA MOTOR CO., LTD.     DAIMLER AG     SONY CORP.     VIVENDI SA
 --------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $589,164               296,661                   240,528        210,723        184,813
 --------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         7.2%                   3.9                       3.2            2.8            2.4
 --------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Automobiles                         25.3%
Media                               17.9
Household Durables                  10.9
Hotels, Restaurants & Leisure        9.8
Specialty Retail                     9.6
Textiles, Apparel & Luxury
  Goods                              8.1
Auto Components                      7.3
Multiline Retail                     4.3
Distributors                         2.5
Leisure Equipment & Products         1.8
Internet & Catalog Retail            0.9
Diversified Consumer Services        0.6
Containers & Packaging               0.0***
Short Term Investments               0.6
Other Assets & Liabilities           0.4
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for La Seda de
     Barcelona SA, which was Level 3 and part of the Containers & Packaging
     Industry, representing less than 0.05% of net assets. (Note 2)
***  Amount shown represents less than 0.05% of net assets.

                            (Logo/Semi-Annual Report)
              SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                 BMI CONSUMER                              BMI CONSUMER
                                                                    STAPLES                                   STAPLES
                                       NET ASSET      MARKET        SECTOR       NET ASSET      MARKET        SECTOR
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           9.97%        10.39%         9.74%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            53.25%        53.94%        55.13%        53.25%        53.94%        55.13%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  8.35%         8.84%        11.37%         4.80%         5.08%         6.51%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
              SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                         SPDR S&P             S&P DEVELOPED
                                  INTERNATIONAL CONSUMER       EX-U.S. BMI
                                      STAPLES SECTOR        CONSUMER STAPLES
                                            ETF               SECTOR INDEX
                                  ----------------------    ----------------
                                         10000.00               10000.00
7/16/08                                  10258.00               10267.00
8/31/08                                  10127.00               10158.00
9/30/08                                   9430.00                9468.00
10/1/08                                   8001.00                8060.00
11/2/08                                   7752.00                7755.00
12/3/08                                   8171.00                8240.00
1/9/09                                    7562.00                7669.00
2/9/09                                    6954.00                7044.00
3/9/09                                    7070.00                7180.00
4/30/09                                   7456.00                7597.00
5/31/09                                   8354.00                8508.00
6/30/09                                   8504.00                8696.00
7/9/09                                    9175.00                9408.00
8/31/09                                   9443.00                9685.00
9/30/09                                   9852.00               10149.00
10/31/09                                 10126.00               10423.00
11/30/09                                 10361.00               10669.00
12/31/09                                 10599.00               10890.00
1/31/10                                  10396.00               10676.00
2/28/10                                  10475.00               10738.00
3/31/10                                  10835.00               11137.00

                            (Logo/Semi-Annual Report)
              SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 --------------------------------------------------------------------------------------------------

                                                        BRITISH AMERICAN                   DIAGEO
    DESCRIPTION             NESTLE SA      UNILEVER     TOBACCO PLC          TESCO PLC     PLC
 --------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,143,001     561,191      393,113              309,361       261,099
 --------------------------------------------------------------------------------------------------
    % OF NET ASSETS         15.9%          7.8          5.5                  4.3           3.6
 --------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 ---------------------------------------------
                              PERCENT OF
  INDUSTRY **                 NET ASSETS
 ---------------------------------------------
Food Products                     34.7%
Food & Staples Retailing          24.7
Beverages                         18.3
Tobacco                           10.7
Household Products                 6.5
Personal Products                  4.4
Short Term Investments             0.0***
Other Assets & Liabilities         0.7
 ---------------------------------------------
TOTAL                            100.0%
 ---------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)
***  Amount shown represents less than 0.05% of net assets.

                            (Logo/Semi-Annual Report)
                   SPDR S&P INTERNATIONAL ENERGY SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL ENERGY SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                  BMI ENERGY                                BMI ENERGY
                                       NET ASSET      MARKET        SECTOR       NET ASSET      MARKET        SECTOR
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                            3.47%         3.64%         4.53%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             44.65%        45.54%        49.09%       44.65%        45.54%        49.09%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -13.32%       -13.35%       -11.68%       -8.02%        -8.04%        -7.03%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                   SPDR S&P INTERNATIONAL ENERGY SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL ENERGY SECTOR ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                          S&P DEVELOPED
                                        SPDR S&P           EX-U.S. BMI
                                  INTERNATIONAL ENERGY    ENERGY SECTOR
                                       SECTOR ETF             INDEX
                                  --------------------    -------------
                                        10000.00             10000.00
7/16/08                                  9937.00              9918.00
8/31/08                                  9760.00              9686.00
9/30/08                                  7972.00              7830.00
10/1/08                                  6535.00              6403.00
11/2/08                                  6353.00              6197.00
12/3/08                                  6234.00              6138.00
1/9/09                                   5961.00              5862.00
2/9/09                                   5634.00              5541.00
3/9/09                                   5993.00              5924.00
4/30/09                                  6519.00              6497.00
5/31/09                                  7785.00              7778.00
6/30/09                                  7317.00              7352.00
7/9/09                                   7622.00              7681.00
8/31/09                                  7860.00              7945.00
9/30/09                                  8377.00              8449.00
10/31/09                                 8404.00              8509.00
11/30/09                                 8598.00              8701.00
12/31/09                                 8859.00              8995.00
1/31/10                                  8276.00              8431.00
2/28/10                                  8163.00              8310.00
3/31/10                                  8668.00              8832.00

                            (Logo/Semi-Annual Report)
                   SPDR S&P INTERNATIONAL ENERGY SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------

                                           ROYAL DUTCH                               BG GROUP
    DESCRIPTION             BP PLC         SHELL PLC       TOTAL SA      ENI SPA     PLC
 ----------------------------------------------------------------------------------------------
    MARKET VALUE            $1,402,860     1,267,871       1,079,089     516,509     431,053
 ----------------------------------------------------------------------------------------------
    % OF NET ASSETS         13.5%          12.2            10.4          5.0         4.1
 ----------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Oil, Gas & Consumable Fuels         88.9%
Energy Equipment & Services         10.9
Short Term Investments               0.0***
Other Assets & Liabilities           0.2
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs except for Nippon Mining
     Holdings, Inc. and Nippon Oil Corp., which were Level 2 and part of the Oil, Gas & Consumable Fuels Industry, representing 0.67% and 0.82% of net assets, respectively. (Note 2)
***  Amount shown represents less than 0.05% of net assets.

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                      BMI                                       BMI
                                       NET ASSET      MARKET      FINANCIALS     NET ASSET      MARKET      FINANCIALS
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           -3.09%        -3.23%        -2.86%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             72.54%        68.59%        73.74%       72.54%        68.59%        73.74%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -12.75%       -12.79%       -13.17%       -7.67%        -7.69%        -7.93%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                               S&P DEVELOPED
                                          SPDR S&P              EX-U.S. BMI
                                  INTERNATIONAL FINANCIAL    FINANCIALS SECTOR
                                         SECTOR ETF                INDEX
                                  -----------------------    -----------------
                                          10000.00                10000.00
7/16/08                                   10608.00                10703.00
8/31/08                                    9988.00                10146.00
9/30/08                                    8797.00                 8960.00
10/1/08                                    6409.00                 6466.00
11/2/08                                    5791.00                 5875.00
12/3/08                                    6129.00                 6097.00
1/9/09                                     5292.00                 5311.00
2/9/09                                     4443.00                 4446.00
3/9/09                                     5057.00                 4998.00
4/30/09                                    6233.00                 6126.00
5/31/09                                    7169.00                 7066.00
6/30/09                                    7121.00                 7030.00
7/9/09                                     7981.00                 7909.00
8/31/09                                    8728.00                 8581.00
9/30/09                                    9004.00                 8939.00
10/31/09                                   8675.00                 8620.00
11/30/09                                   8747.00                 8675.00
12/31/09                                   8671.00                 8599.00
1/31/10                                    8137.00                 8089.00
2/28/10                                    8175.00                 8102.00
3/31/10                                    8725.00                 8683.00

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 ------------------------------------------------------------------------------------------------------------------

                                                                                                           ROYAL
                                                                                                           BANK
                                                  BANCO            COMMONWEALTH BANK     WESTPAC           OF
    DESCRIPTION             HSBC HOLDINGS PLC     SANTANDER SA     OF AUSTRALIA          BANKING CORP.     CANADA
 ------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $607,447              383,737          299,248               295,929           291,766
 ------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         5.4%                  3.4              2.7                   2.6               2.6
 ------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Commercial Banks                    56.1%
Insurance                           17.1
Capital Markets                      9.1
Real Estate Management &
  Development                        8.5
Real Estate Investment Trusts        3.9
Diversified Financial Services       3.3
Consumer Finance                     1.6
Short Term Investments               0.0***
Other Assets & Liabilities           0.4
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and my change over time.
 **  Each security is valued based on Level 1 inputs except for Sompo Japan
     Insurance, Inc., which was Level 2 and part of the Insurance Industry, representing 0.56% of net assets. (Note 2)
***  Amounts shown represents less than 0.05% of net assets.

                            (Logo/Semi-Annual Report)
                SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                  BMI HEALTH                                BMI HEALTH
                                       NET ASSET      MARKET         CARE        NET ASSET      MARKET         CARE
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           4.54%         4.74%         4.89%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            39.18%        39.47%        40.84%        39.18%        39.47%        40.84%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -2.19%        -1.76%        -0.01%        -1.29%        -1.03%        -0.01%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                        SPDR S&P          S&P DEVELOPED
                                  INTERNATIONAL HEALTH     EX-U.S. BMI
                                       CARE SECTOR         HEALTH CARE
                                           ETF             SECTOR INDEX
                                  --------------------    -------------
                                        10000.00             10000.00
7/16/08                                 10163.00             10204.00
8/31/08                                 10042.00             10044.00
9/30/08                                  9103.00              9082.00
10/1/08                                  8048.00              8070.00
11/2/08                                  7602.00              7615.00
12/3/08                                  8235.00              8237.00
1/9/09                                   7708.00              7708.00
2/9/09                                   6852.00              6852.00
3/9/09                                   7028.00              7099.00
4/30/09                                  7216.00              7282.00
5/31/09                                  7897.00              7978.00
6/30/09                                  7972.00              8094.00
7/9/09                                   8604.00              8741.00
8/31/09                                  8948.00              9086.00
9/30/09                                  9356.00              9533.00
10/31/09                                 9267.00              9476.00
11/30/09                                 9605.00              9799.00
12/31/09                                 9741.00              9946.00
1/31/10                                  9557.00              9767.00
2/28/10                                  9557.00              9784.00
3/31/10                                  9781.00              9999.00

                            (Logo/Semi-Annual Report)
                SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 ---------------------------------------------------------------------------------------------------------------------------

                                                                                                            NOVO-NORDISK A/S
    DESCRIPTION             ROCHE HOLDING AG     NOVARTIS AG     GLAXOSMITHKLINE PLC     SANOFI-AVENTIS     (CLASS B)
 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $633,636             589,601         521,700                 436,789            405,942
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         8.6%                 8.0             7.1                     5.9                5.5
 ---------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Pharmaceuticals                     66.8%
Health Care Equipment &
  Supplies                          18.0
Health Care Providers &
  Services                           7.5
Biotechnology                        5.0
Life Sciences Tools & Services       0.9
Chemicals                            0.7
Short Term Investments               0.0***
Other Assets & Liabilities           1.1
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)
***  Amount shown represents less than 0.05% of net assets.

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                      BMI                                       BMI
                                       NET ASSET      MARKET      INDUSTRIAL     NET ASSET      MARKET      INDUSTRIAL
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           7.88%         7.80%         7.77%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            67.37%        67.36%        67.46%        67.37%        67.36%        67.46%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -5.90%        -5.60%        -7.32%        -3.50%        -3.31%        -4.35%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF (BASED ON NET ASSET VALUE)

(PERFROMANCE GRAPH)

                                                                S&P DEVELOPED
                                          SPDR S&P               EX-U.S. BMI
                                  INTERNATIONAL INDUSTRIAL    INDUSTRIAL SECTOR
                                         SECTOR ETF                 INDEX
                                  ------------------------    -----------------
                                          10000.00                 10000.00
7/16/08                                   10237.00                 10271.00
8/31/08                                    9847.00                  9763.00
9/30/08                                    8051.00                  8028.00
10/1/08                                    6121.00                  5996.00
11/2/08                                    6008.00                  5836.00
12/3/08                                    6505.00                  6396.00
1/9/09                                     5857.00                  5783.00
2/9/09                                     5276.00                  5155.00
3/9/09                                     5622.00                  5534.00
4/30/09                                    6534.00                  6469.00
5/31/09                                    7261.00                  7186.00
6/30/09                                    7228.00                  7141.00
7/9/09                                     7830.00                  7756.00
8/31/09                                    8331.00                  8215.00
9/30/09                                    8723.00                  8599.00
10/31/09                                   8517.00                  8373.00
11/30/09                                   8708.00                  8506.00
12/31/09                                   8907.00                  8738.00
1/31/10                                    8746.00                  8566.00
2/28/10                                    8708.00                  8564.00
3/31/10                                    9410.00                  9268.00

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 -------------------------------------------------------------------------------------------------------------

                                                                              CANADIAN NATIONAL
    DESCRIPTION             SIEMENS AG     ABB, LTD.     MITSUBISHI CORP.     RAILWAY CO.           VINCI SA
 -------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $380,159       210,969       159,942              141,683               137,274
 -------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         5.1%           2.8           2.1                  1.9                   1.8
 -------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Machinery                           17.6%
Industrial Conglomerates            13.4
Electrical Equipment                10.5
Trading Companies &
  Distributors                       9.2
Construction & Engineering           7.4
Road & Rail                          5.8
Commercial Services & Supplies       5.6
Building Products                    5.4
Transportation Infrastructure        5.4
Professional Services                5.3
Aerospace & Defense                  4.7
Air Freight & Logistics              3.2
Marine                               2.9
Airlines                             1.3
Short Term Investments               0.4
Other Assets & Liabilities           1.9
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                      BMI                                       BMI
                                       NET ASSET      MARKET       MATERIALS     NET ASSET      MARKET       MATERIALS
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           14.25%        13.53%        15.14%          N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             76.23%        76.48%        80.66%       76.23%        76.48%        80.66%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -14.72%       -15.11%       -10.66%       -8.89%        -9.14%        -6.39%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                             S&P DEVELOPED
                                         SPDR S&P             EX-U.S. BMI
                                  INTERNATIONAL MATERIAL    MATERIAL SECTOR
                                        SECTOR ETF               INDEX
                                  ----------------------    ---------------
                                         10000.00               10000.00
7/16/08                                   9968.00                9987.00
8/31/08                                   9185.00                9147.00
9/30/08                                   6856.00                6920.00
10/1/08                                   4931.00                4926.00
11/2/08                                   4711.00                4686.00
12/3/08                                   5116.00                5124.00
1/9/09                                    4662.00                4709.00
2/9/09                                    4375.00                4415.00
3/9/09                                    4839.00                4945.00
4/30/09                                   5455.00                5618.00
5/31/09                                   6478.00                6667.00
6/30/09                                   6254.00                6428.00
7/9/09                                    6978.00                7193.00
8/31/09                                   7105.00                7355.00
9/30/09                                   7465.00                7760.00
10/31/09                                  7406.00                7699.00
11/30/09                                  8090.00                8425.00
12/31/09                                  8325.00                8686.00
1/31/10                                   7639.00                7968.00
2/28/10                                   7778.00                8138.00
3/31/10                                   8528.00                8934.00

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 ---------------------------------------------------------------------------------------------------------------

                                                                                              POTASH CORP. OF
    DESCRIPTION             BHP BILLITON     RIO TINTO     ANGLO AMERICAN PLC     BASF SE     SASKATCHEWAN, INC.
 ---------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $2,809,403       1,339,044     778,402                654,958     512,471
 ---------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         14.3%            7.1           4.0                    3.3         2.6
 ---------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Metals & Mining                     63.2%
Chemicals                           28.9
Construction Materials               5.4
Paper & Forest Products              2.2
Containers & Packaging               0.1
Short Term Investments               0.6
Other Assets & Liabilities          (0.4)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.51%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                      BMI                                       BMI
                                                                  INFORMATION                               INFORMATION
                                                                  TECHNOLOGY                                TECHNOLOGY
                                       NET ASSET      MARKET        SECTOR       NET ASSET      MARKET        SECTOR
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           8.89%         9.08%         9.01%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            62.72%        62.76%        64.02%        62.72%        62.76%        64.02%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -2.37%        -2.11%        -2.62%        -1.39%        -1.24%        -1.54%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                                  S&P DEVELOPED
                                         SPDR S&P                  EX-U.S. BMI
                                 INTERNATIONAL TECHNOLOGY    INFORMATION TECHNOLOGY
                                        SECTOR ETF                SECTOR INDEX
                                 ------------------------    ----------------------
                                         10000.00                   10000.00
7/16/08                                  10238.00                   10224.00
8/31/08                                   9838.00                    9824.00
9/30/08                                   8019.00                    8021.00
10/1/08                                   6327.00                    6322.00
11/2/08                                   5895.00                    5880.00
12/3/08                                   6275.00                    6274.00
1/9/09                                    5996.00                    5988.00
2/9/09                                    5349.00                    5310.00
3/9/09                                    6000.00                    5937.00
4/30/09                                   6919.00                    6870.00
5/31/09                                   7454.00                    7445.00
6/30/09                                   7544.00                    7508.00
7/9/09                                    8281.00                    8183.00
8/31/09                                   8572.00                    8532.00
9/30/09                                   8967.00                    8933.00
10/31/09                                  8474.00                    8482.00
11/30/09                                  8434.00                    8425.00
12/31/09                                  8933.00                    8882.00
1/31/10                                   9006.00                    8956.00
2/28/10                                   8867.00                    8866.00
3/31/10                                   9763.00                    9738.00

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010


 ------------------------------------------------------------------------------------------------------------

                                                                                                   RESEARCH
                                                                                                   IN
                            SAMSUNG ELECTRONICS CO.,                                               MOTION,
    DESCRIPTION             LTD. GDR                     NOKIA OYJ     CANON, INC.     SAP AG      LTD.
 ------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $2,866,500                   1,198,253     1,102,890       886,694     810,687
 ------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         14.3%                        6.0           5.5             4.4         4.1
 ------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Semiconductors & Semiconductor
  Equipment                         23.8%
Electronic Equipment,
  Instruments & Components          22.7
Communications Equipment            14.8
Software                            12.9
IT Services                          9.7
Office Electronics                   8.1
Computers & Peripherals              6.2
Internet Software & Services         1.1
Short Term Investments               0.0***
Other Assets & Liabilities           0.7
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)
***  Amount represents less than 0.05% of net assets.

                            (Logo/Semi-Annual Report)
             SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                  EX-U.S. BMI                               EX-U.S. BMI
                                                                 TELECOMMUNI-                              TELECOMMUNI-
                                                                    CATION                                    CATION
                                                                   SERVICES                                  SERVICES
                                       NET ASSET      MARKET        SECTOR       NET ASSET      MARKET        SECTOR
                                         VALUE         VALUE         INDEX         VALUE         VALUE         INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                          -1.25%        -1.46%        -1.29%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                            32.84%        33.19%        33.65%        32.84%        33.19%        33.65%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -9.26%        -9.22%        -8.17%        -5.53%        -5.50%        -4.88%
 ----------------------------------------------------------------------------------------------------------------------





(1)  For the period July 16, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
             SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF (BASED ON NET ASSET
  VALUE)

(PERFORMANCE GRAPH)

                                                                          S&P DEVELOPED
                                            SPDR S&P                       EX-U.S. BMI
                                INTERNATIONAL TELECOMMUNICATIONS    TELECOMMUNICATIONS SECTOR
                                           SECTOR ETF                         INDEX
                                --------------------------------    -------------------------
                                            10000.00                         10000.00
7/16/08                                      9771.00                          9788.00
8/31/08                                      9437.00                          9466.00
9/30/08                                      8455.00                          8456.00
10/1/08                                      7129.00                          7133.00
11/2/08                                      7423.00                          7451.00
12/3/08                                      8061.00                          8094.00
1/9/09                                       7185.00                          7195.00
2/9/09                                       6770.00                          6795.00
3/9/09                                       6831.00                          6871.00
4/30/09                                      6951.00                          7014.00
5/31/09                                      7642.00                          7711.00
6/30/09                                      7796.00                          7882.00
7/9/09                                       8460.00                          8553.00
8/31/09                                      8779.00                          8884.00
9/30/09                                      9189.00                          9303.00
10/31/09                                     9111.00                          9231.00
11/30/09                                     9454.00                          9573.00
12/31/09                                     9349.00                          9485.00
1/31/10                                      8873.00                          8978.00
2/28/10                                      8783.00                          8888.00
3/31/10                                      9074.00                          9183.00

                            (Logo/Semi-Annual Report)
             SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 --------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   KONINKLIJKE
    DESCRIPTION             VODAFONE GROUP PLC     TELEFONICA SA     FRANCE TELECOM SA     DEUTSCHE TELEKOM AG     ROYAL KPN NV
 --------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $2,839,272             2,242,684         1,033,977             840,093                 635,604
 --------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         19.0%                  15.0              6.9                   5.6                     4.2
 --------------------------------------------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*

 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Diversified Telecommunication
  Services                          65.3%
Wireless Telecommunication
  Services                          34.4
Short Term Investments               1.3
Other Assets & Liabilities          (1.0)
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF --
                               PERFORMANCE SUMMARY


The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commission that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO YOU MAY HAVE A GAIN OR LOSS WHEN SHARES ARE SOLD. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THAT QUOTED. VISIT WWW.SPDRS.COM FOR MOST RECENT MONTH-END PERFORMANCE. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2010 IS 0.50%.

  PERFORMANCE AS OF MARCH 31, 2010


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                      S&P                                       S&P
                                                                   DEVELOPED                                 DEVELOPED
                                                                    EX-U.S.                                   EX-U.S.
                                                                      BMI                                       BMI
                                       NET ASSET      MARKET       UTILITIES     NET ASSET      MARKET       UTILITIES
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------
    SIX MONTHS                           -4.09%        -4.17%        -3.33%           N/A           N/A           N/A
 ----------------------------------------------------------------------------------------------------------------------
    ONE YEAR                             27.19%        27.78%        28.93%        27.19%        27.78%        28.93%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                 -21.49%       -21.35%       -20.73%       -13.20%       -13.10%       -12.71%
 ----------------------------------------------------------------------------------------------------------------------





(1) For the period July 16, 2008 to March 31, 2010.

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF --
                         PERFORMANCE SUMMARY (CONTINUED)


  COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
  SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF (BASED ON NET ASSET VALUE)

(PERFORMANCE GRAPH)

                                                               S&P DEVELOPED
                                          SPDR S&P              EX-U.S. BMI
                                  INTERNATIONAL UTILILIES    UTILITIES SECTOR
                                         SECTOR ETF                INDEX
                                  -----------------------    ----------------
                                          10000.00               10000.00
7/16/08                                   10214.00               10188.00
8/31/08                                    9762.00                9715.00
9/30/08                                    8613.00                8555.00
10/1/08                                    7312.00                7257.00
11/2/08                                    7146.00                7086.00
12/3/08                                    7771.00                7738.00
1/9/09                                     7027.00                7001.00
2/9/09                                     6253.00                6216.00
3/9/09                                     6173.00                6148.00
4/30/09                                    6630.00                6571.00
5/31/09                                    7249.00                7230.00
6/30/09                                    7148.00                7127.00
7/9/09                                     7405.00                7401.00
8/31/09                                    7891.00                7888.00
9/30/09                                    8186.00                8200.00
10/31/09                                   7747.00                7780.00
11/30/09                                   8060.00                8090.00
12/31/09                                   8190.00                8215.00
1/31/10                                    7739.00                7802.00
2/28/10                                    7635.00                7700.00
3/31/10                                    7851.00                7927.00

                            (Logo/Semi-Annual Report)
                 SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF --
                                PORTFOLIO SUMMARY


  TOP FIVE HOLDINGS AS OF MARCH 31, 2010

 ----------------------------------------------------------------------------------------------

    DESCRIPTION             E.ON AG      GDF SUEZ     RWE AG      IBERDROLA SA     ENEL SPA
 ----------------------------------------------------------------------------------------------
    MARKET VALUE            $936,362     743,362      556,369     518,347          489,236
 ----------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.8%        8.6          6.4         6.0              5.6
 ----------------------------------------------------------------------------------------------




  (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

  INDUSTRY BREAKDOWN AS OF MARCH 31, 2010*


 -----------------------------------------------
                                PERCENT OF
  INDUSTRY**                    NET ASSETS
 -----------------------------------------------
Electric Utilities                  54.4%
Multi-Utilities                     29.8
Gas Utilities                        9.3
Independent Power Producers &
  Energy Traders                     4.6
Water Utilities                      1.4
Short Term Investments               0.1
Other Assets & Liabilities           0.4
 -----------------------------------------------
TOTAL                              100.0%
 -----------------------------------------------




  * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.
 **  Each security is valued based on Level 1 inputs. (Note 2)

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.5%
FINLAND -- 1.7%
Nokia Oyj (a)...........................     47,492   $   740,934
                                                      -----------
FRANCE -- 13.2%
AXA SA..................................     22,928       510,963
BNP Paribas.............................     12,482       960,331
France Telecom SA.......................     24,191       579,862
GDF Suez................................     16,896       653,852
Sanofi-Aventis (a)(b)...................     13,960     1,042,499
Societe Generale........................      9,398       592,140
Total SA................................     27,710     1,611,509
                                                      -----------
                                                        5,951,156
                                                      -----------
GERMANY -- 15.2%
Allianz SE (a)(b).......................      5,725       719,107
BASF SE (b).............................     11,654       724,113
Bayer AG (b)............................     10,496       711,243
Daimler AG (a)..........................     11,299       532,887
Deutsche Bank AG (b)....................      7,885       608,464
Deutsche Telekom AG.....................     37,836       513,750
E.ON AG (b).............................     25,335       937,065
RWE AG (b)..............................      5,241       465,209
SAP AG..................................     11,300       548,300
Siemens AG..............................     10,949     1,098,539
                                                      -----------
                                                        6,858,677
                                                      -----------
ITALY -- 5.1%
Assicurazioni Generali SpA..............     16,964       407,892
Eni SpA.................................     30,900       726,253
Intesa Sanpaolo SpA (a).................    121,763       454,319
UniCredit SpA (a).......................    232,044       686,828
                                                      -----------
                                                        2,275,292
                                                      -----------
LUXEMBOURG -- 1.1%
ArcelorMittal...........................     11,734       515,852
                                                      -----------
NETHERLANDS -- 2.4%
Fortis VVPR Strip (a)...................     33,296            90
ING Groep NV (a)........................     49,036       490,464
Unilever NV.............................     19,647       595,356
                                                      -----------
                                                        1,085,910
                                                      -----------
SPAIN -- 8.2%
Banco Bilbao Vizcaya Argentaria SA (b)..     47,431       650,132
Banco Santander SA......................    103,487     1,377,877
Iberdrola SA............................     49,672       421,750
Telefonica SA...........................     52,054     1,235,417
                                                      -----------
                                                        3,685,176
                                                      -----------
SWEDEN -- 0.9%
Telefonaktiebolaget LM Ericsson (Class
  B) (b)................................     37,679       398,412
                                                      -----------
SWITZERLAND -- 16.6%
ABB, Ltd. (a)...........................     29,448       644,328
Credit Suisse Group AG (a)..............     13,675       706,129
Nestle SA...............................     43,929     2,253,732
Novartis AG.............................     31,005     1,677,578
Roche Holding AG........................      8,915     1,448,354
UBS AG (a)..............................     45,419       739,615
                                                      -----------
                                                        7,469,736
                                                      -----------
UNITED KINGDOM -- 35.1%
Anglo American PLC (a)..................     17,015       741,781
AstraZeneca PLC.........................     18,400       820,303
Barclays PLC............................    144,424       789,334
BG Group PLC............................     42,513       735,486
BHP Billiton PLC........................     28,249       968,431
BP PLC..................................    237,827     2,248,977
British American Tobacco PLC............     25,631       883,152
Diageo PLC..............................     31,753       532,718
GlaxoSmithKline PLC.....................     66,436     1,275,330
HSBC Holdings PLC.......................    220,526     2,234,567
Rio Tinto PLC...........................     17,898     1,060,187
Royal Dutch Shell PLC (Class A).........     44,925     1,301,775
Tesco PLC...............................    100,672       664,973
Vodafone Group PLC......................    668,891     1,542,255
                                                      -----------
                                                       15,799,269
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $62,325,840)....................               44,780,414
                                                      -----------
SHORT TERM INVESTMENTS -- 5.4%
UNITED STATES -- 5.4%
MONEY MARKET FUNDS -- 5.4%
State Street Institutional Liquid
  Reserves Fund (c).....................        100           100
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  2,405,270     2,405,270
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $2,405,370).....................                2,405,370
                                                      -----------
TOTAL INVESTMENTS -- 104.9%
  (Cost $64,731,210)....................               47,185,784
OTHER ASSETS AND LIABILITIES -- (4.9)%..               (2,192,956)
                                                      -----------
NET ASSETS -- 100.0%....................              $44,992,828
                                                      ===========





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.9%
BELGIUM -- 1.7%
Anheuser-Busch InBev NV.................     51,220   $  2,584,758
                                                      ------------
FINLAND -- 2.7%
Nokia Oyj (a)...........................    265,949      4,149,133
                                                      ------------
FRANCE -- 35.9%
Air Liquide SA..........................     18,812      2,262,397
Alstom SA...............................     14,322        894,733
AXA SA..................................    129,906      2,895,026
BNP Paribas.............................     70,042      5,388,838
Carrefour SA............................     43,468      2,098,868
Compagnie de Saint-Gobain (b)...........     29,870      1,438,848
Credit Agricole SA......................     75,272      1,319,982
Danone SA (a)...........................     43,712      2,637,942
France Telecom SA.......................    135,499      3,247,932
GDF Suez................................     94,638      3,662,362
L'Oreal SA..............................     16,999      1,790,884
LVMH Moet Hennessy Louis Vuitton SA.....     18,375      2,151,661
Sanofi-Aventis (a)......................     78,171      5,837,619
Schneider Electric SA...................     18,705      2,197,896
Societe Generale........................     52,520      3,309,132
Total SA................................    155,417      9,038,464
Unibail-Rodamco SE......................      6,501      1,319,475
Vinci SA................................     37,100      2,190,476
Vivendi SA..............................     87,299      2,340,632
                                                      ------------
                                                        56,023,167
                                                      ------------
GERMANY -- 26.6%
Allianz SE (a)..........................     32,120      4,034,536
BASF SE.................................     65,265      4,055,197
Bayer AG................................     58,737      3,980,208
Daimler AG (a)..........................     63,277      2,984,288
Deutsche Bank AG........................     44,077      3,401,301
Deutsche Boerse AG......................     13,806      1,025,207
Deutsche Telekom AG.....................    211,455      2,871,211
E.ON AG.................................    142,121      5,256,625
Muenchener Rueckversicherungs-
  Gesellschaft AG.......................     13,291      2,160,783
RWE AG..................................     29,501      2,618,607
SAP AG..................................     63,161      3,064,707
Siemens AG..............................     61,314      6,151,776
                                                      ------------
                                                        41,604,446
                                                      ------------
IRELAND -- 0.8%
CRH PLC.................................     50,221      1,256,470
                                                      ------------
ITALY -- 10.5%
Assicurazioni Generali SpA..............     95,303      2,291,520
Enel SpA................................    454,622      2,546,716
Eni SpA.................................    173,043      4,067,088
Intesa Sanpaolo SpA (a).................    683,412      2,549,928
Telecom Italia SpA (a)..................    728,393      1,050,637
UniCredit SpA (a).......................  1,299,555      3,846,559
                                                      ------------
                                                        16,352,448
                                                      ------------
LUXEMBOURG -- 1.8%
ArcelorMittal...........................     65,569      2,882,557
                                                      ------------
NETHERLANDS -- 5.8%
Aegon NV (a)............................    111,057        761,875
Fortis VVPR Strip (a)...................    129,370            350
ING Groep NV (a)........................    274,110      2,741,679
Koninklijke Philips Electronics NV (b)..     69,358      2,227,958
Unilever NV.............................    110,247      3,340,777
                                                      ------------
                                                         9,072,639
                                                      ------------
SPAIN -- 14.1%
Banco Bilbao Vizcaya Argentaria SA......    266,131      3,647,830
Banco Santander SA......................    579,413      7,714,593
Iberdrola SA............................    279,058      2,369,398
Repsol YPF SA...........................     56,388      1,337,514
Telefonica SA...........................    291,458      6,917,278
                                                      ------------
                                                        21,986,613
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $223,121,727)...................               155,912,231
                                                      ------------
SHORT TERM INVESTMENTS -- 0.7%
UNITED STATES -- 0.7%
MONEY MARKET FUNDS -- 0.7%
State Street Institutional Liquid
  Reserves Fund (c).....................     48,338         48,338
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  1,060,464      1,060,464
                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $1,108,802).....................                 1,108,802
                                                      ------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $224,230,529)...................               157,021,033
OTHER ASSETS AND LIABILITIES -- (0.6)%..                  (875,397)
                                                      ------------
NET ASSETS -- 100.0%....................              $156,145,636
                                                      ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 100.0%
CHINA -- 28.2%
Air China, Ltd. (a).....................   2,197,414   $  2,269,664
Aluminum Corp. of China, Ltd. (a).......   2,212,304      2,285,044
Angang Steel Co., Ltd. .................     867,244      1,590,474
Anhui Conch Cement Co., Ltd. ...........     505,750      3,341,401
Baidu, Inc. ADR (a)(b)..................      18,338     10,947,786
Bank of China, Ltd. ....................   9,538,382      5,085,696
Bank of Communications Co., Ltd. .......   3,016,723      3,593,788
China CITIC Bank Corp., Ltd. ...........   2,691,285      2,017,242
China Communications Construction
  Co., Ltd. ............................   1,366,000      1,289,526
China Construction Bank Corp. ..........  11,801,768      9,666,728
China COSCO Holdings Co., Ltd. .........   2,049,532      2,713,458
China Life Insurance Co., Ltd. .........   3,302,708     15,822,986
China Mengniu Dairy Co., Ltd. (a).......     675,390      2,104,967
China Merchants Bank Co., Ltd. .........   1,919,380      5,191,054
China Merchants Property Development
  Co., Ltd. ............................     692,300      1,550,491
China Oilfield Services, Ltd. ..........   3,182,557      4,672,576
China Petroleum & Chemical Corp. .......   8,151,462      6,676,794
China Railway Construction
  Corp., Ltd. ..........................     470,000        579,276
China Shenhua Energy Co., Ltd. .........   1,677,556      7,248,445
China Shipping Container Lines Co.,
  Ltd. (a)..............................   8,879,339      3,545,012
China Shipping Development Co.,
  Ltd. (a)..............................   1,351,215      2,206,577
China Telecom Corp., Ltd. ..............   7,981,930      3,937,150
Ctrip.com International, Ltd. ADR (a)...     107,732      4,223,094
Dongfeng Motor Group Co., Ltd. .........   2,956,763      4,805,640
Focus Media Holding, Ltd. ADR (a)(b)....      49,236        899,049
Guangzhou R&F Properties Co., Ltd. .....   1,246,576      2,042,120
Huaneng Power International, Inc. ......   2,706,472      1,572,010
Industrial & Commercial Bank of China...  15,468,180     11,793,324
Inner Mongolia Yitai Coal Co., Ltd. ....     218,092      2,034,798
Jiangsu Expressway Co., Ltd. ...........   2,622,060      2,475,266
Jiangxi Copper Co., Ltd. ...............   1,191,578      2,691,705
Lenovo Group, Ltd. .....................   4,169,703      2,878,361
Maanshan Iron & Steel (a)...............   2,038,971      1,181,677
Mindray Medical International, Ltd.
  ADR (b)...............................      22,783        829,757
NetEase.com ADR (a)(b)..................      75,682      2,684,441
PetroChina Co., Ltd. ...................   9,745,379     11,396,196
Ping An Insurance Group Co. of
  China, Ltd. ..........................     625,364      5,388,084
Samling Global, Ltd. ...................   4,368,707        506,373
Semiconductor Manufacturing
  International Corp. (a)...............  15,278,837      1,967,731
Shanghai Electric Group Co., Ltd. ......   3,687,179      1,794,987
SINA Corp. (a)(b).......................      30,450      1,147,661
Sinopec Shanghai Petrochemical Co.,
  Ltd. (a)..............................   2,677,252      1,061,977
Sohu.com, Inc. (a)......................       7,854        428,828
Suntech Power Holdings Co., Ltd.
  ADR (a)(b)............................      58,059        813,987
Tencent Holdings, Ltd. .................     435,594      8,740,266
Tingyi Cayman Islands Holding Corp. ....   1,348,383      3,188,315
Yanzhou Coal Mining Co., Ltd. ..........   1,520,882      3,658,876
Zijin Mining Group Co., Ltd. ...........   2,213,790      1,744,870
                                                       ------------
                                                        180,285,528
                                                       ------------
HONG KONG -- 8.3%
Agile Property Holdings, Ltd. ..........   2,528,088      3,451,226
China Merchants Holdings International
  Co., Ltd. ............................     694,960      2,559,771
China Mobile, Ltd. .....................   2,111,136     20,310,103
China Overseas Land &
  Investment, Ltd. .....................   2,039,084      4,606,171
China Resources Enterprise, Ltd. .......     844,746      3,138,682
China Unicom (Hong Kong), Ltd. .........   1,876,172      2,111,832
CNOOC, Ltd. ............................   7,950,470     13,085,761
COSCO Pacific, Ltd. ....................   1,026,143      1,554,141
Denway Motors, Ltd. ....................   4,006,205      2,130,878
                                                       ------------
                                                         52,948,565
                                                       ------------
INDIA -- 19.7%
Anant Raj Industries, Ltd. .............     129,587        385,052
Apollo Hospitals Enterprise, Ltd. ......     144,723      2,353,220
Axis Bank, Ltd. ........................      52,621      1,373,104
Bharat Heavy Electricals, Ltd. .........      94,283      4,996,085
Bharti Airtel, Ltd. ....................     869,715      6,077,060
Cipla, Ltd. ............................     382,832      2,886,483
Godrej Industries, Ltd. ................      41,308        129,090
Gujarat Mineral Development
  Corp., Ltd. ..........................      97,327        307,947
HDFC Bank, Ltd. ........................     123,722      5,329,733
Hero Honda Motors, Ltd. ................     138,919      6,030,499
Hindustan Construction Co. .............      40,770        121,779
Hindustan Unilever, Ltd. ...............     695,740      3,689,072
Hindustan Zinc, Ltd. ...................      81,164      2,174,859
Housing Development & Infrastructure,
  Ltd. (a)..............................      22,679        144,980
Housing Development Finance
  Corp., Ltd. ..........................     117,819      7,126,350
ICICI Bank, Ltd. .......................         265          5,637
ICICI Bank, Ltd. ADR....................     118,364      5,054,143
Idea Cellular, Ltd. (a).................   1,065,763      1,558,466
IFCI, Ltd. .............................      19,440         21,629
India Infoline, Ltd. ...................     243,251        618,761
Indiabulls Financial Services, Ltd. ....     195,392        460,680
Indiabulls Real Estate, Ltd. (a)........      37,396        126,902
Indiabulls Securities, Ltd. ............     219,798        135,859
Indian Hotels Co., Ltd. ................   1,250,872      2,847,514
Infosys Technologies, Ltd. ADR (b)......     188,230     11,077,336
ITC, Ltd. GDR (a).......................     225,345      1,320,296
IVRCL Infrastructures &
  Projects, Ltd. .......................      92,058        339,771
JAI Corp., Ltd. ........................      41,171        239,625
Jaiprakash Associates, Ltd. ............      46,361        154,692
Jindal Steel & Power, Ltd. .............      52,781        827,073
KEC International, Ltd. ................       7,150         92,132
Lanco Infratech, Ltd. (a)...............     431,957        505,128
Larsen & Toubro, Ltd. GDR...............     143,426      5,197,758
Mahindra & Mahindra, Ltd. ..............     235,168      2,872,355
Mercator Lines, Ltd. ...................     497,826        617,639
Oil & Natural Gas Corp., Ltd. ..........     179,007      4,356,256


See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Patel Engineering, Ltd. ................      11,882   $    120,686
Reliance Capital, Ltd. .................      73,440      1,236,678
Reliance Communications, Ltd. ..........     433,798      1,661,467
Reliance Industries, Ltd. GDR (c).......     324,617     15,646,539
Reliance Infrastructure, Ltd. ..........     156,350      3,468,814
Satyam Computer Services, Ltd.
  ADR (a)(b)............................     127,761        666,912
Siemens India, Ltd. ....................     161,296      2,650,902
State Bank of India.....................      26,559      1,229,304
Steel Authority of India, Ltd. .........     492,738      2,777,310
Sterlite Industries India, Ltd. ........      94,982      1,801,474
Suzlon Energy, Ltd. (a).................     293,796        471,173
Tata Consultancy Services, Ltd. ........     195,738      3,398,547
Tata Motors, Ltd. ......................     183,831      3,093,537
Unitech, Ltd. ..........................     287,997        473,420
United Spirits, Ltd. ...................      23,698        696,239
Wipro, Ltd. ADR (b).....................     150,058      3,497,852
Zee Entertainment Enterprises, Ltd. ....     268,842      1,607,842
                                                       ------------
                                                        126,053,661
                                                       ------------
INDONESIA -- 4.0%
Astra International Tbk PT..............   1,515,720      6,979,358
Bakrieland Development Tbk PT (a).......   7,161,000        188,872
Bank Central Asia Tbk PT................   9,369,796      5,663,375
Bank Rakyat Indonesia Tbk PT............   4,467,648      4,050,563
Bumi Resources Tbk PT...................   7,758,964      1,918,531
Indosat Tbk PT..........................   1,388,748        839,399
Perusahaan Gas Negara Tbk PT............   6,614,140      3,089,191
Telekomunikasi Indonesia Tbk PT.........   3,460,094      3,061,020
                                                       ------------
                                                         25,790,309
                                                       ------------
MALAYSIA -- 5.6%
Alliance Financial Group Bhd............   3,009,400      2,656,981
Bintulu Port Holdings Bhd...............   1,044,906      2,018,059
Bursa Malaysia Bhd......................     818,607      1,972,487
Carlsberg Brewery Malay Bhd.............   1,760,703      2,725,797
Ecm Libra Financial Group Bhd...........   6,411,200      1,326,659
Genting Bhd.............................   1,689,100      3,417,554
IJM Corp. Bhd...........................   1,848,040      2,764,695
IOI Corp. Bhd...........................   2,279,296      3,766,219
Landmarks Bhd (a).......................   2,102,600        818,609
Lingkaran Trans Kota Holdings Bhd.......   3,787,700      3,541,534
Malaysian Airline System Bhd (a)........   3,305,866      2,178,912
Naim Holdings Bhd.......................   2,278,313      2,416,604
OSK Holdings Bhd........................   2,970,825      1,256,817
OSK Ventures International Bhd (a)......     382,864         69,249
Star Publications Malaysia Bhd..........     117,000        121,950
Tan Chong Motor Holdings Bhd............     906,700      1,036,784
Uchi Technologies Bhd...................   2,891,700      1,223,343
Wah Seong Corp Bhd......................   2,227,206      1,775,210
Zelan Bhd (a)...........................   2,285,300        388,823
                                                       ------------
                                                         35,476,286
                                                       ------------
PHILIPPINES -- 1.5%
Ayala Land, Inc. .......................   9,535,158      2,743,020
First Gen Corp. (a).....................   8,966,943      2,182,703
First Philippine Holdings Corp. ........   1,725,763      2,157,681
Philippine Long Distance
  Telephone Co. ........................      48,964      2,622,104
                                                       ------------
                                                          9,705,508
                                                       ------------
TAIWAN -- 29.3%
Acer, Inc. .............................   1,453,071      4,291,771
Advanced Semiconductor
  Engineering, Inc. ....................   3,055,758      2,790,383
Asia Cement Corp. ......................   2,008,260      1,960,327
Asustek Computer, Inc. .................   1,695,404      2,952,196
AU Optronics Corp. ADR (b)..............     374,173      4,239,380
Catcher Technology Co., Ltd. ...........     541,539      1,330,060
Cathay Financial Holding Co., Ltd. (a)..   2,373,900      3,961,732
Chang Hwa Commercial Bank...............   4,700,000      2,131,117
Chimei Innolux Corp. ...................     341,643        521,211
China Development Financial Holding
  Corp. (a).............................   6,924,553      1,962,371
China Steel Chemical Corp. .............   1,869,877      5,269,664
China Steel Corp. ......................   4,114,119      4,255,583
Chinatrust Financial Holding
  Co., Ltd. ............................   4,681,614      2,653,475
Chunghwa Picture Tubes, Ltd. (a)........   6,883,000        786,740
Chunghwa Telecom Co., Ltd. .............   1,517,086      2,966,529
Compal Electronics, Inc. ...............   3,023,461      3,955,690
Delta Electronics, Inc. ................     947,893      2,999,661
Epistar Corp. ..........................     426,170      1,415,736
Everlight Electronics Co., Ltd. ........     345,996      1,074,224
Far Eastern New Century Corp. ..........   2,864,099      3,147,461
First Financial Holding Co., Ltd........   3,396,796      1,866,430
Formosa Chemicals & Fibre Corp. ........   1,588,390      3,716,146
Formosa Plastics Corp. .................   2,340,940      5,159,827
Foxconn Technology Co., Ltd. ...........     583,853      2,141,787
Fubon Financial Holding Co., Ltd. (a)...   3,096,000      3,763,008
Hon Hai Precision Industry Co., Ltd. ...   2,712,440     11,743,828
HTC Corp. ..............................     362,949      4,240,005
Hua Nan Financial Holdings Co., Ltd. ...   3,048,044      1,866,757
King Yuan Electronics Co., Ltd. ........   4,280,898      2,082,621
Largan Precision Co., Ltd. .............      87,710      1,318,771
Lite-On Technology Corp. ...............   1,299,175      1,724,297
Macronix International Co., Ltd. .......   3,037,411      2,008,490
MediaTek, Inc. .........................     494,279      8,575,720
Mega Financial Holding Co., Ltd. .......   3,911,000      2,265,961
Motech Industries, Inc. ................     192,510        818,340
Nan Ya Plastics Corp. ..................   2,381,960      4,860,224
Novatek Microelectronics Corp., Ltd. ...     337,062      1,050,732
Polaris Securities Co., Ltd. (a)........   9,631,150      5,003,904
Powerchip Semiconductor Corp. (a).......   4,828,638        790,633
Powertech Technology, Inc. .............     732,744      2,618,756
ProMOS Technologies, Inc. (a)...........   3,389,000        247,575
Quanta Computer, Inc. ..................   2,060,194      3,996,094
Realtek Semiconductor Corp. ............     670,463      1,809,266
Shin Kong Financial Holding Co.,
  Ltd. (a)..............................   4,435,926      1,745,988
Siliconware Precision Industries Co. ...   1,610,745      1,942,551
SinoPac Financial Holdings Co.,
  Ltd. (a)..............................   5,006,000      1,781,214
Tainan Enterprises......................   4,050,567      4,189,846
Taishin Financial Holdings Co.,
  Ltd. (a)..............................   4,311,677      1,751,390
Taiwan Cement Corp. ....................   2,373,322      2,238,208
Taiwan Fu Hsing Industrial Co., Ltd. ...   3,213,000      2,084,130
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR..............................   1,809,703     18,983,784
Tatung Co., Ltd. (a)....................   3,602,000        861,994


See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Tripod Technology Corp. ................     772,839   $  2,616,040
Uni-President Enterprises Corp. ........   2,521,403      2,870,103
United Integrated Services Co., Ltd. ...   2,380,000      2,311,953
United Microelectronics Corp.
  ADR (a)(b)............................   1,274,497      4,792,109
Via Technologies, Inc. (a)..............     695,981        401,047
Walsin Lihwa Corp. (a)..................   8,441,000      3,322,391
Wistron Corp. ..........................   1,294,955      2,352,758
Yageo Corp. ............................   6,828,000      2,666,012
Yuanta Financial Holding Co., Ltd. .....   2,718,000      1,630,389
                                                       ------------
                                                        186,876,390
                                                       ------------
THAILAND -- 3.4%
Advanced Info Service PCL...............     960,823      2,562,888
Bangkok Expressway PCL..................   3,648,665      2,313,209
Electricity Generating PCL (Foreign
  ownership limit)......................     926,496      2,299,406
IRPC PCL................................   6,197,639        893,181
Kasikornbank PCL........................   1,351,098      4,032,193
PTT Exploration & Production PCL........     808,805      3,714,475
PTT PCL.................................     515,236      4,174,790
Thai Oil PCL............................     968,591      1,497,743
                                                       ------------
                                                         21,487,885
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $554,965,759)...................                638,624,132
                                                       ------------
PREFERRED STOCK -- 0.0% (D)
MALAYSIA -- 0.0% (D)
Malaysian Airline System Bhd
  (Cost $980)...........................       4,692          1,137
                                                       ------------
WARRANTS -- 0.0% (D)
MALAYSIA -- 0.0% (D)
IJM Land Bhd
  (expiring 9/11/13) (a)
  (Cost $0).............................      27,580          9,554
                                                       ------------
SHORT TERM INVESTMENTS -- 2.8%
UNITED STATES -- 2.8%
MONEY MARKET FUNDS -- 2.8%
State Street Institutional Liquid
  Reserves Fund (e)(f)..................     287,892        287,892
State Street Navigator Securities
  Lending Prime Portfolio (e)(g)........  17,816,312     17,816,312
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $18,104,204)....................                 18,104,204
                                                       ------------
TOTAL INVESTMENTS -- 102.8%
  (Cost $573,070,943)...................                656,739,027
OTHER ASSETS AND
  LIABILITIES -- (2.8)%.................                (17,766,480)
                                                       ------------
NET ASSETS -- 100.0%....................               $638,972,547
                                                       ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents
     2.4% of net assets as of March 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)  Amount shown represents less than 0.05% of net assets.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(f) Security, or a portion thereof, is designated on the Fund's books or pledged as collateral for futures contracts.
(g)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At March 31, 2010, open futures contracts purchased were as follows:

                                EXPIRATION                AGGREGATE               UNREALIZED
FUTURES                            DATE      CONTRACTS   FACE VALUE     VALUE    APPRECIATION
-------                         ----------   ---------   ----------   --------   ------------
MSCI Taiwan Index Futures.....   4/29/2010       14       $387,166    $395,080      $7,914




See accompanying notes to financial statements.

SPDR S&P RUSSIA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 97.8%
RUSSIA -- 97.8%
CHEMICALS -- 1.6%
Uralkali GDR (a)........................   3,529   $   74,074
                                                   ----------
COMMERCIAL BANKS -- 10.9%
Sberbank GDR............................   1,309      387,451
VTB Bank OJSC GDR.......................  20,809      115,282
                                                   ----------
                                                      502,733
                                                   ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.6%
Comstar United Telesystems OJSC GDR.....   7,570       53,066
Rostelecom OJSC ADR (a).................   1,720       51,170
Vimpel-Communications ADR...............   5,962      109,760
                                                   ----------
                                                      213,996
                                                   ----------
ELECTRIC UTILITIES -- 3.4%
RusHydro ADR (a)........................  30,054      158,685
                                                   ----------
ENERGY EQUIPMENT & SERVICES -- 1.0%
Integra Group Holdings GDR (a)..........   5,267       15,854
OAO TMK GDR (a).........................   1,525       31,491
                                                   ----------
                                                       47,345
                                                   ----------
FOOD & STAPLES RETAILING -- 4.8%
Magnit OJSC GDR.........................   8,209      152,030
X5 Retail Group N.V. GDR (a)............   2,016       70,157
                                                   ----------
                                                      222,187
                                                   ----------
FOOD PRODUCTS -- 1.9%
Wimm-Bill-Dann Foods OJSC ADR...........   3,954       88,649
                                                   ----------
HOUSEHOLD DURABLES -- 0.5%
PIK Group GDR (a).......................   4,719       24,303
                                                   ----------
MEDIA -- 0.7%
CTC Media, Inc. ........................   1,849       31,840
                                                   ----------
METALS & MINING -- 16.0%
Evraz Group SA GDR (a)..................   2,517      100,000
Magnitogorsk Iron & Steel Works GDR.....   3,185       38,602
Mechel ADR..............................   2,888       82,077
Norilsk Nickel ADR (a)..................  15,476      284,913
Novolipetsk Steel GDR...................   1,438       49,827
Polymetal GDR (a).......................   4,719       48,134
Polyus Gold Co. ADR.....................   2,984       76,838
Severstal GDR (a).......................   4,203       61,196
                                                   ----------
                                                      741,587
                                                   ----------
OIL, GAS & CONSUMABLE FUELS -- 41.5%
Gazprom Neft JSC ADR....................   3,769       98,786
Gazprom OAO ADR.........................  30,934      721,690
LUKOIL OAO ADR..........................   7,052      399,849
NovaTek OAO GDR.........................   1,579      114,951
Rosneft Oil Co. GDR.....................  25,599      203,000
Surgutneftegaz ADR......................  12,534      124,212
Surgutneftegaz ADR Preference Shares....  10,908       60,539
Tatneft ADR.............................   6,258      195,875
                                                   ----------
                                                    1,918,902
                                                   ----------
PHARMACEUTICALS -- 1.3%
Pharmstandard GDR (a)...................   2,295       57,145
                                                   ----------
WIRELESS TELECOMMUNICATION SERVICES -- 9.6%
Mobile TeleSystems OJSC ADR.............   6,300      349,650
Sistema JSFC GDR (a)....................   3,523       95,826
                                                   ----------
                                                      445,476
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $4,401,120).....................            4,526,922
                                                   ----------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
State Street Institutional Liquid
  Reserves Fund (b)
  (Cost $8,233).........................   8,233        8,233
                                                   ----------
TOTAL INVESTMENTS -- 98.0%
  (Cost $4,409,353).....................            4,535,155
OTHER ASSETS AND
  LIABILITIES -- 2.0%...................               92,846
                                                   ----------
NET ASSETS -- 100.0%....................           $4,628,001
                                                   ==========





(a)  Non-income producing security.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)


ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 100.1%
CHINA -- 100.1%
AIRLINES -- 0.5%
Air China, Ltd. (a).....................   2,924,000   $  3,020,140
                                                       ------------
AUTOMOBILES -- 1.8%
Brilliance China Automotive Holdings,
  Ltd. (a)..............................   3,576,000      1,017,806
Denway Motors, Ltd. ....................   6,694,000      3,560,501
Dongfeng Motor Group Co., Ltd. .........   3,426,300      5,568,780
                                                       ------------
                                                         10,147,087
                                                       ------------
BEVERAGES -- 0.4%
Tsingtao Brewery Co., Ltd. .............     472,000      2,373,768
                                                       ------------
CHEMICALS -- 0.5%
China Bluechemical, Ltd. ...............   2,488,000      1,621,348
Sinopec Shanghai Petrochemical Co.,
  Ltd. (a)..............................   3,234,000      1,282,821
                                                       ------------
                                                          2,904,169
                                                       ------------
COMMERCIAL BANKS -- 16.6%
Bank of China, Ltd. ....................  26,972,000     14,380,991
Bank of Communications Co., Ltd. .......   6,383,000      7,603,996
China CITIC Bank Corp., Ltd. ...........   4,125,393      3,092,172
China Construction Bank Corp. ..........  32,514,900     26,632,679
China Merchants Bank Co., Ltd. .........   4,264,260     11,532,894
Industrial & Commercial Bank of China...  39,313,000     29,973,207
                                                       ------------
                                                         93,215,939
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.0% (B)
Bio-Treat Technology, Ltd. (a)..........   1,449,015         93,281
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 0.7%
AAC Acoustic Technology
  Holdings, Inc. .......................     940,000      1,571,368
ZTE Corp. ..............................     420,444      2,547,669
                                                       ------------
                                                          4,119,037
                                                       ------------
COMPUTERS & PERIPHERALS -- 0.8%
Lenovo Group, Ltd. .....................   4,484,000      3,095,321
TPV Technology, Ltd. ...................   1,904,000      1,282,461
                                                       ------------
                                                          4,377,782
                                                       ------------
CONSTRUCTION & ENGINEERING -- 2.2%
China Communications Construction
  Co., Ltd. ............................   4,310,394      4,069,080
China Railway Construction
  Corp., Ltd. ..........................   2,413,000      2,974,025
China Railway Group, Ltd. (a)...........   4,593,000      3,312,530
Metallurgical Corp. of China, Ltd. (a)..   4,125,000      2,257,814
                                                       ------------
                                                         12,613,449
                                                       ------------
CONSTRUCTION MATERIALS -- 0.9%
Anhui Conch Cement Co., Ltd. ...........     472,000      3,118,421
China National Building Material
  Co., Ltd. ............................   1,096,000      2,122,920
                                                       ------------
                                                          5,241,341
                                                       ------------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
New Oriental Education & Technology
  Group, Inc. ADR (a)(c)................      42,232      3,611,258
                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
China Telecom Corp., Ltd. ..............  16,970,000      8,370,587
China Unicom (Hong Kong), Ltd. .........   4,982,492      5,608,328
                                                       ------------
                                                         13,978,915
                                                       ------------
ELECTRICAL EQUIPMENT -- 1.1%
China BAK Battery, Inc. (a)(c)..........      12,010         28,944
China High Speed Transmission Equipment
  Group Co., Ltd. ......................     875,000      1,933,752
Shanghai Electric Group Co., Ltd. ......   4,372,000      2,128,371
Suntech Power Holdings Co., Ltd.
  ADR (a)(c)............................     136,712      1,916,702
                                                       ------------
                                                          6,007,769
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 1.4%
Byd Co., Ltd. ..........................     473,000      4,711,908
Kingboard Chemical Holdings, Ltd. ......     744,000      3,387,175
                                                       ------------
                                                          8,099,083
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
China Oilfield Services, Ltd. ..........   2,321,900      3,408,974
                                                       ------------
FOOD & STAPLES RETAILING -- 0.9%
China Resources Enterprise, Ltd. .......   1,402,000      5,209,177
                                                       ------------
FOOD PRODUCTS -- 3.9%
Chaoda Modern Agriculture
  Holdings, Ltd. .......................   2,192,254      2,334,918
China Mengniu Dairy Co., Ltd. (a).......   1,395,000      4,347,753
China Milk Products Group, Ltd. (a)(d)..      15,000          2,575
China Yurun Food Group, Ltd. ...........     926,000      2,826,407
Tingyi Cayman Islands Holding Corp. ....   2,336,000      5,523,582
Want Want China Holdings, Ltd. .........   9,497,000      6,739,278
                                                       ------------
                                                         21,774,513
                                                       ------------
GAS UTILITIES -- 0.3%
China Resources Gas Group, Ltd. ........   1,256,000      1,756,689
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Mindray Medical International,
  Ltd. ADR..............................      81,932      2,983,963
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
China Travel International Investment
  Hong Kong, Ltd. ......................   3,236,000        879,359
Ctrip.com International, Ltd.
  ADR (a)(c)............................     141,102      5,531,198
Shanghai Jin Jiang International Hotels
  Group Co., Ltd. ......................   4,330,000      1,405,283
                                                       ------------
                                                          7,815,840
                                                       ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 1.4%
China Resources Power Holdings
  Co., Ltd. ............................   1,562,000      3,343,393
Datang International Power Generation
  Co., Ltd. (a).........................   4,328,000      1,962,028
Huaneng Power International, Inc. ......   4,330,000      2,515,010
                                                       ------------
                                                          7,820,431
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 2.0%
Beijing Enterprises Holdings, Ltd. .....     586,000      4,071,593


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Citic Pacific, Ltd. ....................   1,550,000   $  3,704,972
Shanghai Industrial Holdings, Ltd. .....     699,000      3,204,812
                                                       ------------
                                                         10,981,377
                                                       ------------
INSURANCE -- 9.3%
China Life Insurance Co., Ltd. .........   7,240,000     34,686,208
China Taiping Insurance Holdings Co.,
  Ltd. (a)..............................     793,200      2,773,498
PICC Property & Casualty Co., Ltd. (a)..   2,491,600      2,538,225
Ping An Insurance Group Co. of
  China, Ltd. ..........................   1,401,300     12,073,483
                                                       ------------
                                                         52,071,414
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 7.2%
Alibaba.com, Ltd. ......................   1,206,500      2,427,078
Baidu, Inc. ADR (a).....................      22,698     13,550,706
NetEase.com ADR (a)(c)..................     160,007      5,675,448
SINA Corp. (a)(c).......................      51,579      1,944,013
Sohu.com, Inc. (a)......................      34,692      1,894,183
Tencent Holdings, Ltd. .................     740,000     14,848,223
                                                       ------------
                                                         40,339,651
                                                       ------------
IT SERVICES -- 0.2%
Travelsky Technology, Ltd. .............   1,150,000        961,209
                                                       ------------
MACHINERY -- 0.8%
Weichai Power Co., Ltd. ................     311,300      2,605,960
Yangzijiang Shipbuilding Holdings,
  Ltd. (c)..............................   1,926,000      1,598,055
                                                       ------------
                                                          4,204,015
                                                       ------------
MARINE -- 1.6%
China COSCO Holdings Co., Ltd. .........   2,956,675      3,914,461
China Shipping Container Lines Co.,
  Ltd. (a)..............................   5,438,500      2,171,282
China Shipping Development Co.,
  Ltd. (a)..............................   1,711,800      2,795,423
                                                       ------------
                                                          8,881,166
                                                       ------------
MEDIA -- 0.3%
Focus Media Holding, Ltd. ADR (a)(c)....     105,149      1,920,021
                                                       ------------
METALS & MINING -- 2.9%
Aluminum Corp. of China, Ltd. (a).......   4,178,000      4,315,371
Angang Steel Co., Ltd. .................   1,557,720      2,856,766
Jiangxi Copper Co., Ltd. ...............   1,868,000      4,219,702
Maanshan Iron & Steel (a)...............   2,452,000      1,421,047
Zijin Mining Group Co., Ltd. ...........   4,514,500      3,558,249
                                                       ------------
                                                         16,371,135
                                                       ------------
MULTILINE RETAIL -- 0.7%
Golden Eagle Retail Group, Ltd. ........     856,000      1,710,964
Parkson Retail Group, Ltd. .............   1,231,000      2,124,409
                                                       ------------
                                                          3,835,373
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 15.8%
China Coal Energy Co. ..................   3,892,013      6,075,083
China Petroleum & Chemical Corp. .......  17,178,500     14,070,764
China Shenhua Energy Co., Ltd. .........   2,841,700     12,278,521
CNOOC, Ltd. ............................  14,400,600     23,702,096
Kunlun Energy Co., Ltd. ................   2,495,400      3,503,015
PetroChina Co., Ltd. ...................  20,707,200     24,214,893
Yanzhou Coal Mining Co., Ltd. ..........   2,023,900      4,869,017
                                                       ------------
                                                         88,713,389
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.7%
Lee & Man Paper Manufacturing, Ltd. ....   1,964,000      1,535,343
Nine Dragons Paper Holdings, Ltd. ......   1,462,000      2,443,979
                                                       ------------
                                                          3,979,322
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 5.5%
Agile Property Holdings, Ltd. ..........   2,024,000      2,763,069
China Overseas Land &
  Investment, Ltd. .....................   3,891,680      8,791,076
China Resources Land, Ltd. .............   1,556,000      3,382,652
Country Garden Holdings Co. ............   7,551,000      2,713,214
Guangzhou R&F Properties Co., Ltd. .....   1,324,800      2,170,265
Renhe Commercial Holdings Co., Ltd. ....  10,430,000      2,417,865
Shimao Property Holdings, Ltd. .........   1,479,000      2,720,018
Sino-Ocean Land Holdings, Ltd. .........   3,347,000      2,948,405
Yanlord Land Group, Ltd. (c)............   1,246,000      1,666,621
Yuexiu Property Co., Ltd. ..............   4,986,000      1,342,066
                                                       ------------
                                                         30,915,251
                                                       ------------
ROAD & RAIL -- 0.2%
Guangshen Railway Co., Ltd. ............   2,300,000        921,220
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.5%
Actions Semiconductor Co., Ltd.
  ADR (a)...............................     128,128        299,820
Semiconductor Manufacturing
  International Corp. (a)...............  18,054,000      2,325,138
                                                       ------------
                                                          2,624,958
                                                       ------------
SOFTWARE -- 0.3%
Shanda Interactive Entertainment, Ltd.
  ADR (a)(c)............................      33,667      1,467,545
                                                       ------------
SPECIALTY RETAIL -- 0.3%
Hengdeli Holdings, Ltd. (a).............   3,735,360      1,592,340
                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
China Dongxiang Group Co. ..............   3,814,000      2,750,705
Li Ning Co., Ltd. ......................     934,000      3,386,106
Ports Design, Ltd. .....................     430,000      1,090,963
                                                       ------------
                                                          7,227,774
                                                       ------------
TRANSPORTATION INFRASTRUCTURE -- 2.7%
Anhui Expressway Co., Ltd. .............   1,538,000      1,049,802
Beijing Capital International Airport
  Co.,
  Ltd. (a)..............................   2,298,000      1,373,230
China Merchants Holdings International
  Co., Ltd. ............................   1,400,406      5,158,166
COSCO Pacific, Ltd. ....................   1,402,083      2,123,520
GZI Transportation, Ltd. ...............     466,217        238,972
Jiangsu Expressway Co., Ltd. ...........   2,180,000      2,057,954
Shenzhen Expressway Co., Ltd. ..........   2,180,000      1,145,492
Zhejiang Expressway Co., Ltd. ..........   2,492,000      2,249,787
                                                       ------------
                                                         15,396,923
                                                       ------------
WATER UTILITIES -- 0.3%
Guangdong Investment, Ltd. .............   3,486,000      1,885,611
                                                       ------------


See accompanying notes to financial statements.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
WIRELESS TELECOMMUNICATION SERVICES -- 8.5%
China Mobile, Ltd. .....................   4,943,400   $ 47,557,791
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $495,210,848)...................                562,420,090
                                                       ------------
SHORT TERM INVESTMENTS -- 1.6%
UNITED STATES -- 1.6%
MONEY MARKET FUNDS -- 1.6%
State Street Institutional Liquid
  Reserves Fund (e).....................     306,244        306,244
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........   8,809,613      8,809,613
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $9,115,857).....................                  9,115,857
                                                       ------------
TOTAL INVESTMENTS -- 101.7%
  (Cost $504,326,705)...................                571,535,947
OTHER ASSETS AND
  LIABILITIES -- (1.7)%.................                 (9,481,529)
                                                       ------------
NET ASSETS -- 100.0%....................               $562,054,418
                                                       ============





(a)  Non-income producing security.
(b)  Amount represents less than 0.05% of net assets.
(c) Security, or portion thereof, was on loan at March 31, 2010.
(d) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(f)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 95.3%
BRAZIL -- 16.8%
Banco Bradesco SA ADR (a)...............      78,896   $  1,454,053
Banco do Brasil SA......................      16,453        275,185
Bradespar SA Preference Shares..........      14,549        358,283
Brasil Telecom SA ADR (a)(b)............       3,537         29,958
Brasil Telecom SA Preference Shares
  ADR (a)(b)............................       6,239        119,103
Braskem SA Preference Shares ADR (a)....       6,009         86,950
BRF -- Brasil Foods SA ADR (a)..........       4,106        225,584
Centrais Eletricas Brasileiras SA
  ADR (a)...............................      19,245        283,602
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar ADR (a)...........       3,803        255,676
Companhia de Bebidas das Americas
  Preference Shares ADR (a).............       9,952        912,200
Companhia de Saneamento Basico do Estado
  de Sao Paulo..........................       7,636        136,573
Companhia Energetica de Minas Gerais
  ADR (a)...............................      21,165        352,186
Companhia Siderurgica Nacional SA
  ADR (a)...............................      24,611        982,717
Cosan SA Industria e Comercio (b).......       5,755         69,910
Cyrela Brazil Realty SA.................      16,217        191,365
Cyrela Commercial Properties SA
  Empreendimentos e Participacoes.......       1,519         10,290
Duratex SA..............................      12,115        104,200
Empresa Brasileira de Aeronautica SA....      24,762        145,961
Fibria Celulose SA ADR (a)(b)...........      10,763        235,494
Gerdau SA ADR (a).......................      36,655        597,476
Investimentos Itau SA ..................      26,558        181,399
Investimentos Itau SA Preference
  Shares................................     141,791        967,678
Itau Unibanco Holding SA Preference
  Shares ADR (a)........................     115,488      2,539,581
Lojas Americanas SA Preference Shares...      14,254        105,825
Lojas Renner SA.........................      10,489        239,789
Metalurgica Gerdau SA Preference
  Shares................................      18,070        369,358
MMX Mineracao e Metalicos SA (b)........       7,660         57,932
Natura Cosmeticos SA....................       8,859        179,195
Petroleo Brasileiro SA ADR (a)..........      71,707      2,838,880
Petroleo Brasileiro SA Preference Shares
  ADR (a)...............................      53,508      2,380,571
Souza Cruz SA...........................       5,850        203,227
Tam SA ADR (a)..........................       4,577         77,626
Tim Participacoes SA ADR (a)............       4,534        125,864
Tractebel Energia SA ADR (a)............       7,723         85,725
Usinas Siderurgicas de Minas Gerais SA
  ADR (a)...............................      14,401        494,074
Vale SA ADR (a).........................      92,743      2,574,546
Vale SA Preference Shares ADR (a).......      72,000      2,317,680
Vivo Participacoes SA ADR...............       4,004        108,548
Vivo Participacoes SA Preference
  Shares................................       9,463        256,101
Weg SA..................................      14,380        153,090
                                                       ------------
                                                         23,083,455
                                                       ------------
CHILE -- 2.0%
Antarchile SA...........................      10,306        186,578
Cementos Bio-Bio SA.....................      48,382        140,605
Companhia General de Electricidad.......      23,200        145,898
Cuprum AFP..............................       3,414        141,830
Empresa Nacional de Electricidad
  SA ADR................................       5,668        266,339
Empresas COPEC SA.......................      23,726        354,929
Enersis SA ADR..........................      13,847        276,801
Farmacias Ahumada SA....................      40,547        131,358
Lan Airlines SA ADR (a).................       9,124        161,039
Parque Arauco SA........................     132,691        177,006
SACI Falabella..........................      71,919        423,483
Vina Concha y Toro SA ADR (a)...........       3,714        166,758
Vina San Pedro SA.......................  16,602,846        132,570
                                                       ------------
                                                          2,705,194
                                                       ------------
CHINA -- 13.3%
AAC Acoustic Technology
  Holdings, Inc. .......................      84,000        140,420
Air China, Ltd. (b).....................     126,000        130,143
Aluminum Corp. of China, Ltd. (b).......     210,000        216,905
Angang Steel Co., Ltd. .................      44,640         81,867
Anhui Conch Cement Co., Ltd. ...........      42,000        277,487
Baidu, Inc. ADR (b).....................       1,393        831,621
Bank of China, Ltd. ....................   1,042,000        555,576
Bank of Communications Co., Ltd. .......     275,000        327,604
Beijing Capital International Airport
  Co.,
  Ltd. (b)..............................     126,000         75,295
China CITIC Bank Corp., Ltd. ...........     237,000        177,642
China Coal Energy Co. ..................     210,000        327,791
China Communications Construction
  Co., Ltd. ............................     194,000        183,139
China Construction Bank Corp. ..........   1,407,000      1,152,462
China COSCO Holdings Co., Ltd. .........     149,925        198,492
China Life Insurance Co., Ltd. .........     361,000      1,729,519
China Mengniu Dairy Co., Ltd. (b).......      63,000        196,350
China Merchants Bank Co., Ltd. .........     188,145        508,847
China Oilfield Services, Ltd. ..........     168,000        246,655
China Petroleum & Chemical Corp. .......     820,000        671,655
China Railway Construction
  Corp., Ltd. ..........................     105,000        129,413
China Railway Group, Ltd. (b)...........     189,000        136,309
China Shenhua Energy Co., Ltd. .........     168,000        725,900
China Shipping Container Lines Co.,
  Ltd. (b)..............................     340,350        135,882
China Shipping Development Co.,
  Ltd. (b)..............................      84,000        137,175
China Telecom Corp., Ltd. ..............     758,000        373,889
Ctrip.com International, Ltd. ADR (b)...       8,554        335,317
Datang International Power Generation
  Co., Ltd. (b).........................     252,000        114,240
Dongfang Electric Corp., Ltd. ..........       4,200         23,908
Dongfeng Motor Group Co., Ltd. .........     210,000        341,314
Focus Media Holding, Ltd. ADR (a)(b)....       4,768         87,064
Guangshen Railway Co., Ltd. ............     168,000         67,289
Guangzhou R&F Properties Co., Ltd. .....      75,600        123,847
Harbin Power Equipment Co., Ltd. .......      42,000         34,672
Huadian Power International Co. (b).....     252,000         63,286


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Huaneng Power International, Inc. ......     210,000   $    121,975
Industrial & Commercial Bank of China...   1,903,000      1,450,894
Jiangsu Expressway Co., Ltd. ...........     128,000        120,834
Jiangxi Copper Co., Ltd. ...............      44,000         99,393
Kunlun Energy Co., Ltd. ................     210,000        294,796
Lenovo Group, Ltd. .....................     294,000        202,949
Li Ning Co., Ltd. ......................      42,000        152,266
Maanshan Iron & Steel (b)...............     126,000         73,023
NetEase.com ADR (a)(b)..................       5,045        178,946
Nine Dragons Paper Holdings, Ltd. ......      63,000        105,315
Parkson Retail Group, Ltd. .............      52,134         89,971
PetroChina Co., Ltd. ...................     924,000      1,080,521
PICC Property & Casualty Co., Ltd. (b)..     168,000        171,144
Pine Agritech, Ltd. (b).................     171,000         13,454
Ping An Insurance Group Co. of
  China, Ltd. ..........................      63,000        542,803
Semiconductor Manufacturing
  International Corp. (b)...............     714,000         91,955
Shanghai Electric Group Co., Ltd. ......     210,000        102,232
Shenzhen Expressway Co., Ltd. ..........     168,000         88,276
SINA Corp. (a)(b).......................       2,424         91,361
Sinopec Shanghai Petrochemical Co.,
  Ltd. (b)..............................     168,000         66,640
Sinotrans, Ltd. ........................     210,000         58,148
Suntech Power Holdings Co., Ltd.
  ADR (a)(b)............................       4,106         57,566
Tencent Holdings, Ltd. .................      42,000        842,737
Tingyi Cayman Islands Holding Corp. ....     126,000        297,933
TPV Technology, Ltd. ...................     168,000        113,158
Travelsky Technology, Ltd. .............     105,000         87,763
Weiqiao Textile Co. ....................      53,000         42,047
Yanzhou Coal Mining Co., Ltd. ..........     126,000        303,126
Zhejiang Expressway Co., Ltd. ..........     168,000        151,671
Zijin Mining Group Co., Ltd. ...........     170,000        133,991
ZTE Corp. ..............................      30,752        186,341
                                                       ------------
                                                         18,272,204
                                                       ------------
CZECH REPUBLIC -- 0.6%
CEZ AS..................................       8,820        417,068
Komercni Banka AS.......................         961        195,229
Telefonica O2 Czech Republic AS.........       6,198        144,891
Unipetrol (b)...........................       6,282         54,259
                                                       ------------
                                                            811,447
                                                       ------------
EGYPT -- 0.8%
Commercial International Bank
  Egypt SAE.............................      24,325        287,164
Egyptian Co. for Mobile Services........       3,877        150,686
Egyptian Financial Group-Hermes
  Holding...............................      15,184         86,923
Egyptian Kuwait Holding Co. ............      19,502         43,685
Orascom Construction Industries.........       6,116        293,581
Orascom Telecom Holding SAE.............      38,247         39,247
Orascom Telecom Holding SAE GDR (c).....      24,408        122,460
Orascom Telecom Holding SAE GDR (c).....         200          1,024
Orascom Telecom Holding SAE
  GDR (a)(c)(d).........................         980          5,018
                                                       ------------
                                                          1,029,788
                                                       ------------
HONG KONG -- 4.6%
Agile Property Holdings, Ltd. ..........     126,000        172,009
Chaoda Modern Agriculture
  Holdings, Ltd. .......................     124,550        132,655
China Merchants Holdings International
  Co., Ltd. ............................      43,380        159,783
China Mobile, Ltd. .....................     235,500      2,265,619
China Overseas Land &
  Investment, Ltd. .....................     171,200        386,731
China Power International Development,
  Ltd. (b)..............................     210,000         50,034
China Resources Enterprise, Ltd. .......      42,000        156,052
China Resources Land, Ltd. .............      84,000        182,611
China Resources Power Holdings
  Co., Ltd. ............................      89,600        191,785
China Travel International Investment
  Hong Kong, Ltd. ......................     210,000         57,066
China Unicom (Hong Kong), Ltd. .........     173,668        195,482
Citic Pacific, Ltd. ....................      42,000        100,393
CNOOC, Ltd. ............................     804,000      1,323,312
COSCO Pacific, Ltd. ....................      84,691        128,268
Denway Motors, Ltd. ....................     294,000        156,377
Guangdong Investment, Ltd. .............     170,000         91,955
GZI Transportation, Ltd. ...............      25,258         12,947
Hengdeli Holdings, Ltd. (b).............     504,000        214,849
Kingboard Chemical Holdings, Ltd. ......      31,500        143,409
Shimao Property Holdings, Ltd. .........      63,000        115,863
Yuexiu Property Co., Ltd. ..............     294,000         79,135
                                                       ------------
                                                          6,316,335
                                                       ------------
HUNGARY -- 0.8%
FHB Mortgage Bank NyRt (b)..............      14,359        107,111
MOL Hungarian Oil and Gas NyRt (a)(b)...       3,521        360,359
OTP Bank NyRt (b).......................      12,754        446,210
Richter Gedeon NyRt.....................       1,049        227,006
Tiszai Vegyi Kominat NyRt...............       1,482         23,355
                                                       ------------
                                                          1,164,041
                                                       ------------
INDIA -- 8.7%
Ambuja Cements, Ltd. ...................      11,317         30,211
Ambuja Cements, Ltd. GDR................      17,217         45,962
Anant Raj Industries, Ltd. .............      31,949         94,932
Bajaj Holdings & Investment, Ltd. (e)...       1,786         23,039
BF Investment, Ltd. (e).................       7,339         25,421
BF Utilities, Ltd. (b)..................       7,339        139,898
Bharat Heavy Electricals, Ltd. .........       7,418        393,082
Bharti Airtel, Ltd. ....................      96,779        676,235
Cipla, Ltd. ............................      25,315        190,870
Dr. Reddy's Laboratories, Ltd. ADR (a)..       7,848        221,549
Gail India, Ltd. .......................      27,854        253,847
Godrej Industries, Ltd. ................      13,605         42,517
Grasim Industries, Ltd. (d).............         288         18,057
Grasim Industries, Ltd. GDR (d).........         731         45,797
HCL Technologies, Ltd. .................       7,121         57,339


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
HDFC Bank, Ltd. ........................      10,255   $    441,768
Hero Honda Motors, Ltd. ................       8,101        351,666
Hindustan Unilever, Ltd. ...............      64,318        341,038
Housing Development Finance
  Corp., Ltd. ..........................      11,009        665,886
ICICI Bank, Ltd. ADR....................      12,183        520,214
India Infoline, Ltd. ...................      99,677        253,550
Indian Hotels Co., Ltd. ................      34,818         79,260
Infosys Technologies, Ltd. ADR (a)......      21,211      1,248,267
ITC, Ltd. ..............................       1,982         11,637
ITC, Ltd. GDR (c)(d)....................      22,171        129,905
ITC, Ltd. GDR (b)(c)....................         200          1,172
ITC, Ltd. GDR (b)(c)....................       2,611         15,298
JAI Corp., Ltd. ........................      31,802        185,095
Larsen & Toubro, Ltd. GDR...............       8,684        314,708
Mahindra & Mahindra, Ltd. GDR...........       7,441        186,025
Maruti Suzuki India, Ltd. ..............       6,112        193,727
Mercator Lines, Ltd. ...................      84,391        104,702
Monnet Ispat, Ltd. .....................       3,208         30,376
Oil & Natural Gas Corp., Ltd. ..........      18,124        441,060
Reliance Capital, Ltd. .................       3,206         53,987
Reliance Communications, Ltd. ..........      39,438        151,049
Reliance Industries, Ltd. GDR (d).......      33,628      1,620,870
Reliance Infrastructure, Ltd. ..........       9,424        209,083
Reliance MediaWorks, Ltd. (b)...........      29,202        140,172
Siemens India, Ltd. ....................       8,588        141,144
State Bank of India GDR.................       1,973        185,462
Suzlon Energy, Ltd. (b).................     175,409        281,311
Tata Consultancy Services, Ltd. ........      17,472        303,362
Tata Motors, Ltd. ADR (a)...............      10,169        187,720
Tata Power Co., Ltd. ...................       7,783        237,954
Tata Steel, Ltd. .......................      13,658        192,344
Unitech, Ltd. ..........................      59,775         98,260
United Breweries Holdings, Ltd. (b).....       8,560         53,387
Wipro, Ltd. ADR (a).....................      12,775        297,785
                                                       ------------
                                                         11,928,000
                                                       ------------
INDONESIA -- 2.2%
Astra International Tbk PT..............     127,000        584,790
Bank Central Asia Tbk PT................     749,500        453,019
Bank Danamon Indonesia Tbk PT...........     157,710         90,125
Bank Mandiri Tbk PT.....................     397,000        233,414
Bank Rakyat Indonesia Tbk PT............     341,500        309,619
Barito Pacific Tbk PT (b)...............     358,000         51,539
Bumi Resources Tbk PT...................     645,000        159,487
Indofood Sukses Makmur Tbk PT...........     473,500        196,435
Indosat Tbk PT..........................      94,500         57,118
Kalbe Farma Tbk PT......................     520,000        106,863
Medco Energi Internasional Tbk PT.......     246,000         70,290
Perusahaan Gas Negara Tbk PT............     541,000        252,679
Telekomunikasi Indonesia Tbk PT.........     273,000        241,513
United Tractors Tbk PT..................     138,000        278,290
                                                       ------------
                                                          3,085,181
                                                       ------------
ISRAEL -- 3.9%
Avner Oil & Gas, Ltd. (b)...............   1,248,246        537,243
Bank Hapoalim BM (b)....................      57,114        253,548
Bank Leumi Le-Israel BM (b).............      58,204        273,197
Check Point Software
  Technologies (a)(b)...................       9,615        337,102
Formula Systems (1985), Ltd. ...........       7,567        118,803
Israel Chemicals, Ltd. .................      26,275        355,620
Israel Discount Bank, Ltd. (b)..........      50,197        114,818
Koor Industries, Ltd. ..................       1,304         36,251
Makhteshim-Agan Industries, Ltd. .......      22,673        102,494
Mizrahi Tefahot Bank, Ltd. (b)..........      19,398        183,465
NICE Systems, Ltd. (b)..................       4,023        128,283
Ormat Industries, Ltd. .................      11,409         87,090
Partner Communications Co., Ltd. .......       7,677        172,482
Retalix, Ltd. (b).......................       5,211         74,760
Teva Pharmaceutical Industries, Ltd. ...      37,917      2,427,386
The Israel Corp., Ltd. (b)..............         189        160,644
                                                       ------------
                                                          5,363,186
                                                       ------------
JORDAN -- 0.1%
Arab Bank PLC...........................      12,120        184,580
                                                       ------------
MALAYSIA -- 2.5%
Aeon Co. (M) Bhd........................     151,100        232,533
Alliance Financial Group Bhd............     163,000        143,912
Berjaya Sports Toto Bhd.................      79,400        109,047
Bintulu Port Holdings Bhd...............      69,294        133,830
Bursa Malaysia Bhd......................      33,293         80,222
Carlsberg Brewery Malay Bhd.............     242,597        375,572
Dialog Group Bhd........................     351,108        118,399
Digi.Com Bhd............................      21,000        145,365
Genting Bhd.............................     127,400        257,768
Genting Malaysia Bhd....................      16,800         14,781
IGB Corp. Bhd...........................     171,500         99,367
IOI Corp. Bhd...........................     205,360        339,329
KFC Holdings Bhd........................      82,900        202,040
KNM Group Bhd (b).......................     408,650         90,199
Malaysian Airline System Bhd (b)........     224,400        147,903
Malaysian Resources Corp. Bhd (b).......     257,100        130,047
Multi-Purpose Holdings Bhd..............     121,760         88,838
Naim Holdings Bhd.......................     103,187        109,450
OSK Holdings Bhd........................     195,750         82,813
OSK Property Holdings Bhd...............      14,164          2,518
OSK Ventures International Bhd (b)......      23,500          4,250
SP Setia Bhd............................     103,200        132,243
Sunrise Bhd.............................     171,076        110,135
TA Enterprise Bhd.......................     207,100         43,807
TA Global Bhd (b).......................     123,540         16,853
Tebrau Teguh Bhd (b)....................      14,700          3,109
UEM Land Holdings Bhd (b)...............      42,525         22,032
WCT Bhd.................................     190,900        160,937
                                                       ------------
                                                          3,397,299
                                                       ------------
MEXICO -- 6.0%
Alfa SAB de CV (a)......................      22,481        177,656
America Movil SAB de CV.................     990,822      2,502,528
Axtel SAB de CV (b).....................      68,858         53,018
Cemex SAB de CV (b).....................     384,837        396,226
Coca-Cola Femsa SAB de CV...............      34,689        232,250
Consorcio ARA SAB de CV (a)(b)..........      68,417         46,239
Corporacion GEO SAB de CV (b)...........      29,050         88,386
Desarrolladora Homex SAB de CV (b)......      12,774         60,578
Empresas ICA SAB de CV (a)(b)...........      28,051         72,032
Fomento Economico Mexicano SAB de
  CV (a)................................     104,057        496,509


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Grupo Aeroportuario del Sureste SAB de
  CV (a)................................      27,105   $    143,890
Grupo Bimbo SAB de CV (a)...............      33,597        300,936
Grupo Elektra SA de CV..................       4,960        249,504
Grupo Financiero Banorte SAB de CV......      70,509        313,723
Grupo Iusacell SA de CV (b).............         817          3,248
Grupo Mexico SAB de CV..................     233,299        626,724
Grupo Modelo SAB de CV..................      39,393        233,317
Grupo Televisa SA de CV (Series CPO)....      79,927        338,767
Impulsora Del Desarrollo Y El Empleo en
  America Latina SA de CV (a)(b)........      71,225         99,395
Industrias CH SAB, Series B (b).........      18,302         73,429
Industrias Penoles SA de CV (a).........       6,346        135,928
Kimberly-Clark de Mexico SAB de CV......      36,888        209,202
Sare Holding SAB de CV (Class B) (b)....      81,353         30,164
Telefonos de Mexico SA de CV (a)........     285,476        224,207
Telmex Internacional SAB de CV..........     384,129        372,122
TV Azteca SAB de CV.....................     157,393         91,561
Urbi Desarrollos Urbanos SA de CV (b)...      30,654         71,006
Wal-Mart de Mexico SAB de CV (a)........     129,669        666,480
                                                       ------------
                                                          8,309,025
                                                       ------------
MOROCCO -- 0.6%
Banque Marocaine du Commerce Exterieur..      11,139        337,490
Banque Marocaine pour le Commerce et
  l'Industrie SA (c)....................         957        112,053
Banque Marocaine pour le Commerce et
  l'Industrie SA (b)(c)(e)..............          31          3,630
Douja Promotion Groupe Addoha SA........       6,253         85,292
Holcim Maroc SA.........................         592        151,567
ONA SA..................................       1,073        171,616
                                                       ------------
                                                            861,648
                                                       ------------
PERU -- 0.9%
Compania de Minas Buenaventura SA.......      11,345        354,818
Credicorp, Ltd. ........................       4,101        361,626
Southern Copper Corp. ..................      10,659        337,571
Volcan Compania Minera SAA (Class B)....      98,382        118,370
                                                       ------------
                                                          1,172,385
                                                       ------------
PHILIPPINES -- 0.5%
Ayala Land, Inc. .......................     547,980        157,640
Banco de Oro Universal Bank, Inc. ......      94,700         86,967
Bank of the Philippine Islands..........     163,080        162,394
Filinvest Land, Inc. ...................   2,517,000         49,571
Philippine Long Distance
  Telephone Co. ........................       4,230        226,524
                                                       ------------
                                                            683,096
                                                       ------------
POLAND -- 1.3%
Asseco Poland SA........................       2,970         59,127
Bank BPH SA (b).........................         701         16,216
Bank Pekao SA (b).......................       6,046        351,770
Bioton SA (b)...........................     139,012         11,206
BRE Bank SA (b).........................         745         67,865
Cersanit SA (b).........................       6,924         38,902
Getin Holding SA (b)....................      11,834         44,589
Globe Trade Centre SA (b)...............       7,421         64,506
Grupa Lotos SA (b)......................       4,519         46,725
KGHM Polska Miedz SA....................       6,482        243,776
Orbis SA (b)............................       3,097         43,202
PBG SA (b)..............................         830         62,692
Polimex- Mostostal SA...................      28,994         51,828
Polski Koncern Naftowy Orlen GDR (b)....       9,057        246,337
Powszechna Kasa Oszczednosci Bank
  Polski SA.............................      19,337        270,763
Telekomunikacja Polska SA...............      39,668        225,375
                                                       ------------
                                                          1,844,879
                                                       ------------
RUSSIA -- 7.2%
Comstar United Telesystems OJSC GDR.....      18,733        131,318
Gazprom OAO ADR.........................     149,615      3,490,518
LUKOIL OAO ADR..........................      24,069      1,364,712
Mechel ADR..............................       7,078        201,157
MMC Norilsk Nickel ADR (b)..............      39,597        728,981
Mobile TeleSystems OJSC ADR.............       9,468        525,474
NovaTek OAO GDR.........................       4,875        354,900
Polyus Gold Co. ADR.....................       8,054        207,390
Rosneft Oil Co. GDR.....................      61,829        490,304
Rostelecom OJSC ADR (b).................       4,185        124,504
Severstal GDR (b).......................      13,957        203,214
Surgutneftegaz ADR (a)..................     105,187      1,042,403
Tatneft ADR.............................      12,253        383,519
Vimpel-Communications ADR...............      21,251        391,231
VTB Bank OJSC GDR (d)...................      32,037        177,485
Wimm-Bill-Dann Foods OJSC ADR...........       4,868        109,141
                                                       ------------
                                                          9,926,251
                                                       ------------
SOUTH AFRICA -- 9.3%
ABSA Group, Ltd. .......................      14,530        281,540
Adcock Ingram Holdings, Ltd. ...........       4,469         34,930
Adcorp Holdings, Ltd. ..................      19,290         67,242
Afgri, Ltd. ............................     106,320         92,654
African Bank Investments, Ltd. .........      60,981        295,607
African Rainbow Minerals, Ltd. .........       7,037        183,678
Allied Electronics Corp., Ltd. .........      24,628         90,545
Anglo Platinum, Ltd. (a)(b).............       3,024        304,708
AngloGold Ashanti, Ltd. ................      10,634        402,470
Aquarius Platinum, Ltd. ................      17,664        115,404
ArcelorMittal South Africa, Ltd. (b)....       9,001        113,445
Aspen Pharmacare Holdings, Ltd. (b).....      27,106        293,613
Aveng, Ltd. ............................      23,830        122,006
Avusa, Ltd. ............................       4,129         10,964
Barloworld, Ltd. .......................      10,198         68,445
Bidvest Group, Ltd. ....................      14,950        277,363
Business Connexion Group, Ltd. .........      87,746         67,507
Cadiz Holdings..........................      57,419         23,456
Coronation Fund Managers, Ltd. .........      82,018        108,777
Discovery Holdings, Ltd. ...............      13,434         63,110
Eqstra Holdings, Ltd. (b)...............       9,255          7,687
FirstRand, Ltd. ........................     226,978        624,317
Foschini, Ltd. .........................      13,439        122,606
Freeworld Coatings, Ltd. ...............      11,964         15,020
Gold Fields, Ltd. ......................      32,057        402,461


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Grindrod, Ltd. .........................      40,115   $     83,628
Group Five, Ltd. .......................      11,387         57,525
Harmony Gold Mining Co., Ltd. ..........       9,594         89,879
Impala Platinum Holdings, Ltd. .........      27,834        811,073
Imperial Holdings, Ltd. ................       7,869        107,460
Investec, Ltd. .........................       8,693         73,969
Invicta Holdings, Ltd. .................      24,332         95,387
JD Group, Ltd. .........................       8,562         51,589
Kagiso Media, Ltd. .....................      44,641         94,218
Kumba Iron Ore, Ltd. ...................       2,489        119,604
Lewis Group, Ltd. ......................      10,303         79,265
Massmart Holdings, Ltd. ................      13,693        202,320
Metorex, Ltd. (b).......................      29,712         15,576
MTN Group, Ltd. ........................      78,425      1,196,032
Murray & Roberts Holdings, Ltd. ........      21,087        124,300
Mvelaphanda Resources, Ltd. (b).........      11,007         68,195
Naspers, Ltd. ..........................      18,921        815,433
Nedbank Group, Ltd. ....................      22,066        420,651
Netcare, Ltd. (b).......................      89,709        161,243
Pretoria Portland Cement Co., Ltd. .....       8,734         40,673
PSG Group, Ltd. ........................      17,775         62,445
Reinet Investments SCA ADR (b)..........       7,173         11,623
Remgro, Ltd. ...........................      18,407        245,629
RMB Holdings, Ltd. .....................      40,818        179,914
Sanlam, Ltd. ...........................      88,912        301,097
Sappi, Ltd. (a)(b)......................      12,115         53,449
Sasol, Ltd. ............................      21,679        893,645
Shoprite Holdings, Ltd. ................      33,982        336,398
Standard Bank Group, Ltd. ..............      44,183        689,462
Steinhoff International Holdings,
  Ltd. (b)..............................      69,433        189,089
Sun International, Ltd. (a)(b)..........       7,091         88,880
Super Group, Ltd. (b)...................      56,001          5,338
Telkom SA, Ltd. ........................      11,472         53,346
Tiger Brands, Ltd. .....................       8,374        209,123
Truworths International, Ltd. ..........      30,990        220,696
Wilson Bayly Holmes-Ovcon, Ltd. ........       9,870        159,327
Woolworths Holdings, Ltd. ..............      54,702        167,817
                                                       ------------
                                                         12,764,853
                                                       ------------
TAIWAN -- 9.7%
Acer, Inc. .............................     108,640        320,878
Advanced Semiconductor
  Engineering, Inc. ....................     214,365        195,749
Asustek Computer, Inc. .................     125,932        219,285
AU Optronics Corp. ADR (a)..............      47,214        534,935
Cathay Financial Holding Co., Ltd. (b)..     167,550        279,619
Chang Hwa Commercial Bank...............     234,000        106,102
Chimei Innolux Corp. ...................      92,874        141,688
China Development Financial Holding
  Corp. (b).............................     505,758        143,328
China Steel Chemical Corp. .............     167,345        471,610
China Steel Corp. ......................     293,719        303,818
Chinatrust Financial Holding
  Co., Ltd. ............................     319,290        180,969
Chunghwa Telecom Co., Ltd. .............     133,322        260,699
CMC Magnetics Corp. (b).................     129,000         35,380
Compal Electronics, Inc. ...............     215,342        281,739
Delta Electronics, Inc. ................      83,340        263,734
Elite Semiconductor Memory
  Technology, Inc. .....................      68,750        108,132
Epistar Corp. ..........................      24,850         82,552
Far Eastern New Century Corp. ..........     207,063        227,549
Formosa Chemicals & Fibre Corp. ........     109,460        256,089
Formosa Plastics Corp. .................     171,610        378,257
Foxconn Technology Co., Ltd. ...........      41,318        151,570
Fubon Financial Holding Co., Ltd. (b)...     234,000        284,413
Giant Manufacturing Co., Ltd. ..........     125,960        365,291
Grape King, Inc. .......................     110,000        162,794
Hon Hai Precision Industry Co., Ltd. ...     167,564        725,488
Hotai Motor Co., Ltd. ..................      63,000        139,061
HTC Corp. ..............................      41,578        485,718
Hua Nan Financial Holdings Co., Ltd. ...     215,376        131,906
Lite-On Technology Corp. ...............     109,313        145,083
MediaTek, Inc. .........................      21,283        369,259
Mosel Vitelic, Inc. (b).................       5,995          3,134
Nan Ya Plastics Corp. ..................     167,690        342,160
National Petroleum Co., Ltd. ...........     235,000        256,770
Novatek Microelectronics Corp., Ltd. ...      21,225         66,165
Pou Chen Corp. .........................     152,207        124,371
Powerchip Semiconductor Corp. (b).......     299,660         49,066
Powertech Technology, Inc. .............      41,714        149,082
Precision Silicon Corp. (b).............      20,098         24,175
ProMOS Technologies, Inc. (b)...........     279,000         20,382
Quanta Computer, Inc. ..................     146,664        284,479
Shin Kong Financial Holding Co.,
  Ltd. (b)..............................     154,368         60,759
Siliconware Precision Industries Co. ...     107,578        129,738
SinoPac Financial Holdings Co.,
  Ltd. (b)..............................     339,000        120,622
Solar Applied Materials
  Technology Corp. .....................      69,611        165,271
Taishin Financial Holdings Co.,
  Ltd. (b)..............................     274,101        111,339
Taiwan Cement Corp. ....................     167,681        158,135
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR..............................     220,209      2,309,992
Taiwan Tea Corp. (b)....................      68,913         42,965
Tatung Co., Ltd. (b)....................     258,000         61,742
Tripod Technology Corp. ................      41,244        139,610
United Microelectronics Corp.
  ADR (a)(b)............................     160,010        601,638
Visual Photonics Epitaxy Co., Ltd. (b)..      62,490        172,173
Wistron Corp. ..........................      83,635        151,953
                                                       ------------
                                                         13,298,416
                                                       ------------
THAILAND -- 1.6%
Advanced Info Service PCL...............      76,615        204,362
Bangkok Expressway PCL..................     220,759        139,958
Banpu PCL...............................       8,808        168,342
Electricity Generating PCL (Foreign
  ownership limit)......................      49,873        123,776
IRPC PCL................................     563,058         81,146
Kasikornbank PCL........................      36,100        107,736
PTT Exploration & Production PCL........      68,298        313,662
PTT PCL.................................      46,224        374,538
Siam Commercial Bank PCL................      72,502        206,284
Thai Oil PCL............................      69,495        107,461
The Siam Cement PCL.....................      24,900        197,906
The Siam Cement PCL.....................         300          2,431
Tisco Financial Group PCL...............     107,947         90,137


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
TMB Bank PCL (b)........................   2,818,817   $    122,046
                                                       ------------
                                                          2,239,785
                                                       ------------
TURKEY -- 1.8%
Akbank TAS..............................      47,861        308,132
Anadolu Efes Biracilik Ve Malt
  Sanayii AS............................      13,717        144,181
Dogan Sirketler Grubu Holdings AS.......      92,340         70,368
Dogan Yayin Holding AS (b)..............      30,552         32,716
Eregli Demir ve Celik Fabrikalari
  TAS (b)...............................      43,140        129,233
Haci Omer Sabanci Holding AS............      34,044        145,372
KOC Holding AS (b)......................      48,651        166,197
Migros Ticaret AS (b)...................         536          9,771
Tupras-Turkiye Petrol Rafinerileri AS...       7,734        175,288
Turkcell Iletisim Hizmetleri AS.........      29,332        178,243
Turkiye Garanti Bankasi AS..............     149,087        695,387
Turkiye Is Bankasi (c)..................      54,552        177,038
Turkiye Is Bankasi (b)(c)...............      25,158         78,670
Ulker Biskuvi Sanayi AS.................      32,404         78,338
Yapi ve Kredi Bankasi AS (b)............      51,277        130,029
                                                       ------------
                                                          2,518,963
                                                       ------------
UNITED KINGDOM -- 0.1%
British American Tobacco PLC............       4,574        157,949
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $117,832,837)...................                131,117,960
                                                       ------------
PREFERRED STOCK -- 0.0% (F)
MALAYSIA -- 0.0% (F)
TA Global Bhd
  (Cost $0).............................     123,540         13,066
                                                       ------------
RIGHTS -- 0.0% (F)
EGYPT -- 0.0% (F)
Orascom
  (expired 2/18/10) (e).................         490          2,293
                                                       ------------
SOUTH AFRICA -- 0.0% (F)
Metorex, Ltd.
  (expiring 4/9/10) (b).................       9,874            336
                                                       ------------
TOTAL RIGHTS --
  (Cost $0).............................                      2,629
                                                       ------------
SHORT TERM INVESTMENTS -- 11.9%
UNITED STATES -- 11.9%
MONEY MARKET FUNDS -- 11.9%
State Street Institutional Liquid
  Reserves Fund (g)(h)..................   2,979,529      2,979,529
State Street Navigator Securities
  Lending Prime Portfolio (h)(i)........  13,420,027     13,420,027
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $16,399,556)....................                 16,399,556
                                                       ------------
TOTAL INVESTMENTS -- 107.2%
  (Cost $134,232,393)...................                147,533,211
OTHER ASSETS AND
  LIABILITIES -- (7.2)%.................                 (9,956,100)
                                                       ------------
NET ASSETS -- 100.0%....................               $137,577,111
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent
     1.5% of net assets as of March 31, 2010, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs.
(f)  Amount shown represents less than 0.05% of net assets.
(g) Security, or a portion thereof, is designated on the Fund's books or pledged as collateral for futures contracts.
(h)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(i)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At March 31, 2010, open futures contracts purchased were as follows:

                                EXPIRATION                AGGREGATE                 UNREALIZED
FUTURES                            DATE      CONTRACTS   FACE VALUE      VALUE     APPRECIATION
-------                         ----------   ---------   ----------   ----------   ------------
MSCI Taiwan Index Futures.....   4/29/2010      209      $5,778,330   $5,897,980     $119,650




See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 100.0%
BRAZIL -- 27.1%
Banco Bradesco SA ADR (a)...............     809,636   $ 14,921,591
Banco Santander Brazil SA ADS...........     289,225      3,595,067
Companhia de Bebidas das Americas
  Preference Shares ADR (a).............      77,788      7,130,048
Companhia Energetica de Minas Gerais
  ADR (a)...............................     156,699      2,607,471
Companhia Siderurgica Nacional SA
  ADR (a)...............................     214,521      8,565,823
Gerdau SA ADR (a).......................     327,549      5,339,049
Itau Unibanco Holding SA Preference
  Shares ADR............................     956,623     21,036,140
Petroleo Brasileiro SA Preference Shares
  ADR (a)...............................     618,922     27,535,840
Tele Norte Leste Participacoes SA ADR...     133,824      2,363,332
Vale SA Preference Shares ADR (a).......     792,494     25,510,382
                                                       ------------
                                                        118,604,743
                                                       ------------
CHINA -- 30.8%
Baidu, Inc. ADR (b).....................      18,507     11,048,679
Bank of China, Ltd. ....................  33,003,000     17,596,613
Bank of Communications Co., Ltd. .......   2,969,000      3,536,936
China Construction Bank Corp. ..........  18,153,000     14,868,969
China Life Insurance Co., Ltd. .........   3,782,000     18,119,232
China Merchants Bank Co., Ltd. .........   2,131,436      5,764,570
China Petroleum & Chemical Corp. .......   9,094,000      7,448,818
China Shenhua Energy Co., Ltd. .........   1,505,000      6,502,859
China Telecom Corp., Ltd. ..............   7,654,000      3,775,396
Industrial & Commercial Bank of China...  25,207,000     19,218,443
PetroChina Co., Ltd. ...................  11,426,000     13,361,505
Ping An Insurance Group Co. of
  China, Ltd. ..........................     697,500      6,009,601
Tencent Holdings, Ltd. .................     374,300      7,510,392
                                                       ------------
                                                        134,762,013
                                                       ------------
HONG KONG -- 11.4%
China Mobile, Ltd. .....................   2,946,000     28,341,880
China Overseas Land &
  Investment, Ltd. .....................   1,848,560      4,175,788
China Unicom (Hong Kong), Ltd. .........   3,012,000      3,390,328
CNOOC, Ltd. ............................   8,647,000     14,232,187
                                                       ------------
                                                         50,140,183
                                                       ------------
INDIA -- 7.9%
HDFC Bank, Ltd. ADR (a).................      31,444      4,382,979
ICICI Bank, Ltd. ADR....................     150,365      6,420,586
Infosys Technologies, Ltd. ADR (a)......     248,322     14,613,750
Reliance Industries, Ltd. GDR (c).......     186,831      9,005,254
                                                       ------------
                                                         34,422,569
                                                       ------------
RUSSIA -- 22.8%
Gazprom OAO ADR.........................   1,762,956     41,129,763
LUKOIL OAO ADR..........................     254,650     14,438,655
MMC Norilsk Nickel ADR (b)..............     440,024      8,100,842
Mobile TeleSystems OJSC ADR.............     223,691     12,414,850
NovaTek OAO GDR.........................      65,652      4,779,466
Rosneft Oil Co. GDR (d).................     900,184      7,138,459
Rosneft Oil Co. GDR (b)(d)..............       5,891         46,716
Surgutneftegaz ADR......................     529,849      5,250,804
Tatneft ADR (d).........................     117,550      3,679,315
Tatneft ADR (b)(d)......................       3,019         94,495
Vimpel-Communications ADR...............     160,733      2,959,094
                                                       ------------
                                                        100,032,459
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $416,023,702)...................                437,961,967
                                                       ------------
SHORT TERM INVESTMENTS -- 12.1%
UNITED STATES -- 12.1%
MONEY MARKET FUNDS -- 12.1%
State Street Institutional Liquid
  Reserves Fund (e).....................     840,649        840,649
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  52,286,783     52,286,783
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $53,127,432)....................                 53,127,432
                                                       ------------
TOTAL INVESTMENTS -- 112.1%
  (Cost $469,151,134)...................                491,089,399
OTHER ASSETS AND
  LIABILITIES -- (12.1)%................                (52,925,106)
                                                       ------------
NET ASSETS -- 100.0%....................               $438,164,293
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents
     2.1% of net assets as of March 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(f)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.4%
CZECH REPUBLIC -- 3.9%
CEZ AS..................................     116,684   $  5,517,591
Komercni Banka AS.......................       9,015      1,831,410
Telefonica O2 Czech Republic AS.........      54,557      1,275,382
Unipetrol (a)...........................      89,358        771,808
                                                       ------------
                                                          9,396,191
                                                       ------------
HUNGARY -- 5.3%
Magyar Telekom Telecommunications PLC...     528,774      2,159,322
MOL Hungarian Oil and Gas NyRt (a)(b)...      27,366      2,800,788
OTP Bank NyRt (a)(b)....................     152,963      5,351,545
Richter Gedeon NyRt.....................      11,703      2,532,556
                                                       ------------
                                                         12,844,211
                                                       ------------
POLAND -- 10.9%
Agora SA (a)............................      80,013        752,707
Apator SA...............................      66,096        502,479
Asseco Poland SA........................      36,083        718,346
Bank Pekao SA (a).......................      57,767      3,361,019
Bank Zachodni WBK SA (a)................      16,753      1,209,016
Bioton SA (a)...........................   1,926,142        155,274
BRE Bank SA (a).........................       6,628        603,770
Cersanit SA (a).........................      76,210        428,182
Debica SA...............................      18,510        493,064
Echo Investment SA (a)..................     237,073        365,610
Getin Holding SA (a)....................     142,974        538,702
Globe Trade Centre SA (a)...............      95,454        829,715
ING Bank Slaski SA (a)..................       4,537      1,186,289
KGHM Polska Miedz SA....................      63,071      2,371,988
Netia SA (a)............................     713,120      1,269,724
Orbis SA (a)............................      35,094        489,552
PBG SA (a)..............................       7,782        587,789
Polimex- Mostostal SA...................     316,500        565,753
Polski Koncern Naftowy Orlen SA (a).....     106,484      1,448,102
Powszechna Kasa Oszczednosci Bank
  Polski SA.............................     278,961      3,906,099
Telekomunikacja Polska SA...............     563,154      3,199,582
TVN SA..................................     146,929        926,964
Zaklad Przetworstwa Hutniczego
  Stalprodukt SA........................       2,536        419,630
                                                       ------------
                                                         26,329,356
                                                       ------------
RUSSIA -- 64.5%
Comstar United Telesystems GDR (a)(c)...      11,547         80,944
Comstar United Telesystems OJSC
  GDR (c)...............................     197,052      1,381,335
CTC Media, Inc. (b).....................      61,146      1,052,934
Evraz Group SA GDR (a)(c)...............      51,449      2,044,069
Evraz Group SA GDR (a)(c)...............      41,802      1,660,793
Gazprom Neft JSC ADR (c)................         563         14,756
Gazprom Neft JSC ADR (c)................     104,977      2,751,447
Gazprom OAO ADR.........................   1,641,862     38,304,640
Integra Group Holdings GDR (a)(c).......     124,114        373,583
Integra Group Holdings GDR (a)(c).......     200,602        603,812
LUKOIL OAO ADR..........................     290,711     16,483,314
Mechel ADR..............................      65,985      1,875,294
Mobile TeleSystems OJSC ADR.............     217,337     12,062,204
Norilsk Nickel ADR (a)(b)...............     539,854      9,938,712
NovaTek OAO GDR.........................     128,849      9,380,207
PIK Group GDR (a).......................     202,566      1,043,215
Polymetal GDR (a)(c)....................     108,314      1,104,803
Polymetal GDR (a)(c)....................         362          3,692
Polyus Gold Co. ADR (c).................         353          9,090
Polyus Gold Co. ADR (c).................     109,165      2,810,999
Rosneft Oil Co. GDR (c).................   1,312,546     10,408,490
Rosneft Oil Co. GDR (a)(c)..............     103,373        819,748
Rostelecom OJSC ADR (a)(b)..............      67,232      2,000,152
Sberbank................................   4,706,093     13,788,853
Severstal GDR (a)(c)....................       3,047         44,364
Severstal GDR (a)(c)....................     364,857      5,312,318
Surgutneftegaz ADR (b)..................     771,140      7,641,997
Tatneft ADR (a).........................      87,355      2,734,212
Uralkali GDR (a)........................     107,156      2,249,204
Vimpel-Communications ADR (b)...........     143,811      2,647,561
VTB Bank OJSC GDR.......................     845,856      4,686,042
                                                       ------------
                                                        155,312,784
                                                       ------------
TURKEY -- 14.8%
Akbank TAS..............................     570,046      3,669,985
Anadolu Anonim Turk Sigorta.............     699,475        624,942
Anadolu Efes Biracilik Ve Malt
  Sanayii AS............................     175,701      1,846,811
Arcelik AS..............................     453,546      1,832,419
Dogan Sirketler Grubu Holdings AS.......     847,687        645,984
Dogan Yayin Holding AS (a)..............     704,552        754,447
Dogus Otomotiv Servis ve Ticaret
  AS (a)................................     241,050        934,302
Enka Insaat ve Sanayi AS................     237,528      1,100,100
Eregli Demir ve Celik Fabrikalari
  TAS (a)...............................     503,814      1,509,258
Haci Omer Sabanci Holding AS............     402,238      1,717,611
Hurriyet Gazetecilik ve Matbaacilik
  AS (a)................................     631,626        688,805
KOC Holding AS (a)......................     517,226      1,766,900
Tupras-Turkiye Petrol Rafinerileri AS...      74,833      1,696,057
Turk Hava Yollari Anonim Ortakligi......     676,796      2,312,008
Turkcell Iletisim Hizmetleri AS.........     463,524      2,816,711
Turkiye Garanti Bankasi AS..............   1,528,945      7,131,461
Turkiye Is Bankasi (a)(c)...............     203,940        637,731
Turkiye Is Bankasi (c)..................     442,209      1,435,102
Vestel Elektronik Sanayi (a)............     428,884        743,827
Yapi ve Kredi Bankasi AS (a)............     716,123      1,815,946
                                                       ------------
                                                         35,680,407
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $232,623,583)...................                239,562,949
                                                       ------------


See accompanying notes to financial statements.

SPDR S&P EMERGING EUROPE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SHORT TERM INVESTMENTS -- 4.8%
UNITED STATES -- 4.8%
MONEY MARKET FUNDS -- 4.8%
State Street Institutional Liquid
  Reserves Fund (d).....................   1,356,113   $  1,356,113
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........  10,254,051     10,254,051
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $11,610,164)....................                 11,610,164
                                                       ------------
TOTAL INVESTMENTS -- 104.2%
  (Cost $244,233,747)...................                251,173,113
OTHER ASSETS AND
  LIABILITIES -- (4.2)%.................                (10,154,589)
                                                       ------------
NET ASSETS -- 100.0%....................               $241,018,524
                                                       ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(e)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.3%
BRAZIL -- 65.9%
AES Tiete SA Preference Shares..........      47,396   $    512,547
B2W Companhia Global Do Varejo..........      29,326        630,985
Banco Bradesco SA ADR (a)...............     348,428      6,421,528
Banco do Brasil SA......................     100,412      1,679,441
BM&FBOVESPA SA..........................     287,933      1,942,463
Bradespar SA Preference Shares..........     101,992      2,511,654
Brasil Telecom SA ADR (b)...............      15,491        131,209
Brasil Telecom SA Preference
  Shares ADR............................      27,305        521,252
Braskem SA Preference Shares
  ADR (a)(b)............................      30,012        434,274
BRF -- Brasil Foods SA..................      19,771        530,639
BRF -- Brasil Foods SA ADR (a)..........      18,573      1,020,401
Centrais Eletricas Brasileiras SA.......       8,918        130,919
Centrais Eletricas Brasileiras SA ADR...      65,813        969,847
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar ADR (a)...........      19,383      1,303,119
Companhia de Bebidas das Americas
  Preference Shares ADR.................      43,445      3,982,169
Companhia de Concessoes Rodoviarias.....      41,169        910,945
Companhia de Saneamento Basico do Estado
  de Sao Paulo..........................      38,629        690,893
Companhia Energetica de Minas Gerais
  ADR (a)...............................      89,033      1,481,509
Companhia Energetica de Sao Paulo
  Preference Shares.....................      58,274        799,321
Companhia Paranaense de Energia
  Preference Shares.....................      31,886        650,512
Companhia Siderurgica Nacional SA
  ADR (a)...............................     112,547      4,494,002
Cosan SA Industria e Comercio (b).......      37,772        458,843
Cyrela Brazil Realty SA.................      78,914        931,209
Cyrela Commercial Properties SA
  Empreendimentos e Participacoes.......      61,681        417,842
Duratex SA..............................     106,947        919,839
Empresa Brasileira de Aeronautica SA....     112,830        665,082
Fertilizantes Heringer SA (b)...........       4,527         25,721
Fibria Celulose SA ADR (a)(b)...........      64,608      1,413,623
Gafisa SA...............................      55,702        383,581
Gerdau SA ADR (a).......................     153,898      2,508,537
Gerdau SA Preference Shares.............      21,184        343,037
Gol Linhas Aereas Inteligentes SA
  Preference Shares.....................      36,195        452,260
Investimentos Itau SA ..................      98,033        669,593
Investimentos Itau SA Preference
  Shares................................     667,518      4,555,594
Itau Unibanco Holding SA Preference
  Shares ADR (a)........................     443,997      9,763,494
JBS SA..................................     175,537        781,935
LLX Logistica SA (b)....................     103,111        483,576
Lojas Americanas SA Preference Shares...     155,494      1,154,421
Lojas Renner SA.........................      54,821      1,253,262
Metalurgica Gerdau SA Preference
  Shares................................      94,745      1,936,627
MMX Mineracao e Metalicos SA (b)(c).....      13,700        103,861
MMX Mineracao e Metalicos SA (b)(c).....       7,743         58,310
MRV Engenharia e Participacoes SA.......       3,301         22,954
Natura Cosmeticos SA....................      45,136        912,988
NET Servicos de Comunicacao SA
  Preference Shares (b).................      59,433        775,922
OGX Petroleo e Gas Participacoes SA.....     142,994      1,334,034
Petroleo Brasileiro SA ADR..............     325,544     12,888,287
Petroleo Brasileiro SA Preference Shares
  ADR (a)...............................     225,730     10,042,728
Souza Cruz SA...........................      29,523      1,025,621
Tam SA ADR (a)..........................      19,277        326,938
Tele Norte Leste Participacoes SA ADR...      49,373        871,927
Tele Norte Leste Participacoes SA
  Preference Shares.....................       3,341         58,987
Tim Participacoes SA....................      38,838        108,155
Tim Participacoes SA ADR................      22,917        636,176
Tractebel Energia SA ADR (a)............       5,866         65,113
Usinas Siderurgicas de Minas Gerais SA..      16,354        558,237
Usinas Siderurgicas de Minas Gerais SA
  ADR (a)...............................      57,278      1,965,111
Vale SA ADR (a).........................     416,502     11,562,095
Vale SA Preference Shares ADR (a).......     340,024     10,945,373
Vivo Participacoes SA Preference
  Shares................................      41,034      1,110,518
                                                       ------------
                                                        116,241,040
                                                       ------------
CHILE -- 8.8%
Almendral SA............................   3,766,349        380,403
Antarchile SA...........................      58,258      1,054,695
Banco de Credito e Inversiones..........      41,404      1,601,717
Banco Santander Chile ADR...............       4,502        307,126
CAP SA..................................      29,214        934,180
Cencosud SA ADR (d).....................      22,236      1,309,371
Companhia General de Electricidad.......     156,709        985,497
Empresa Nacional de Electricidad
  SA ADR................................      28,416      1,335,268
Empresas CMPC SA........................      40,922      1,734,360
Empresas COPEC SA.......................     110,267      1,649,540
Enersis SA ADR..........................      58,943      1,178,270
Lan Airlines SA ADR (a).................      39,863        703,582
SACI Falabella..........................     334,473      1,969,487
Sociedad Quimica y Minera de Chile
  SA ADR................................      10,963        409,907
                                                       ------------
                                                         15,553,403
                                                       ------------
MEXICO -- 21.0%
Alfa SAB de CV (a)......................     110,881        876,235
America Movil SAB de CV (a).............   4,237,986     10,703,921
Cemex SAB de CV (a)(b)..................   1,741,630      1,793,171
Corporacion GEO SAB de CV (b)...........     147,461        448,655
Desarrolladora Homex SAB de CV (b)......      72,643        344,495
Empresas ICA SAB de CV (a)(b)...........     132,215        339,515
Fomento Economico Mexicano SAB de
  CV (a)................................     532,236      2,539,567
Grupo Aeroportuario del Sureste SAB de
  CV (a)................................     155,565        825,835
Grupo Bimbo SAB de CV (a)...............     173,326      1,552,520


See accompanying notes to financial statements.

SPDR S&P EMERGING LATIN AMERICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Grupo Carso SA de CV (a)................     171,333   $    657,516
Grupo Financiero Banorte SAB de CV......     377,355      1,679,004
Grupo Iusacell SA de CV (b).............      16,286         64,746
Grupo Mexico SAB de CV..................   1,020,704      2,741,974
Grupo Modelo SAB de CV (b)..............     312,702      1,852,072
Grupo Televisa SA de CV (Series CPO)....     338,927      1,436,526
Grupo Televisa SA de CV ADR.............       2,672         56,165
Impulsora Del Desarrollo Y El Empleo en
  America Latina SA de CV (a)(b)........     429,088        598,796
Kimberly-Clark de Mexico SAB de CV......     236,305      1,340,153
Telefonos de Mexico SA de CV (a)........   1,628,434      1,278,939
Telmex Internacional SAB de CV..........   1,628,434      1,577,534
TV Azteca SAB de CV.....................     770,360        448,144
Urbi Desarrollos Urbanos SA de CV (b)...     178,373        413,180
Wal-Mart de Mexico SAB de CV............     670,358      3,445,543
                                                       ------------
                                                         37,014,206
                                                       ------------
PERU -- 3.6%
Compania de Minas Buenaventura SA.......      51,619      1,614,399
Compania Minera Milpo SA................     168,686        443,895
Credicorp, Ltd. ........................      22,728      2,004,155
Minsur SA (b)...........................     204,343        506,814
Southern Copper Corp. ..................      43,552      1,379,292
Volcan Compania Minera SAA (Class B)....     356,567        429,008
                                                       ------------
                                                          6,377,563
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $162,616,063)...................                175,186,212
                                                       ------------
SHORT TERM INVESTMENTS -- 17.8%
UNITED STATES -- 17.8%
MONEY MARKET FUNDS -- 17.8%
State Street Institutional Liquid
  Reserves Fund (e).....................     452,914        452,914
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  30,891,626     30,891,626
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $31,344,540)....................                 31,344,540
                                                       ------------
TOTAL INVESTMENTS -- 117.1%
  (Cost $193,960,603)...................                206,530,752
OTHER ASSETS AND
  LIABILITIES -- (17.1)%................                (30,163,189)
                                                       ------------
NET ASSETS -- 100.0%....................               $176,367,563
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents
     0.7% of net assets as of March 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(f)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
COMMON STOCKS -- 99.5%
EGYPT -- 5.5%
Commercial International Bank
  Egypt SAE.............................    149,847   $  1,768,989
Eastern Tobacco.........................     32,837        745,482
Egyptian Financial Group-Hermes
  Holding...............................     90,247        516,634
Egyptian Kuwait Holding Co. ............    189,669        424,858
ElSwedy Cables Holding Co. .............     19,044        259,581
Orascom Construction Industries.........     27,165      1,303,979
Orascom Telecom Holding SAE GDR (a).....    186,191        953,298
Sidi Kerir Petrochemicals Co. ..........     94,065        249,428
Six of October Development & Investment
  Co. (b)...............................     15,538        271,195
Suez Cement Co. ........................     49,330        398,690
Telecom Egypt...........................    153,400        474,465
                                                      ------------
                                                         7,366,599
                                                      ------------
ISRAEL -- 25.6%
Africa-Israel Investments, Ltd. (b).....     11,364        134,242
Alvarion, Ltd. (a)(b)...................        790          3,128
Bank Hapoalim BM (b)....................    375,822      1,668,397
Bank Leumi Le-Israel BM (b).............    368,049      1,727,541
Bezeq Israeli Telecommunication
  Corp., Ltd. ..........................    403,436      1,145,576
Cellcom Israel, Ltd. ...................     12,588        430,132
Check Point Software
  Technologies (a)(b)...................     55,290      1,938,467
Delek Automotive Systems, Ltd. .........     72,272        899,915
Delek Group, Ltd. ......................      2,972        680,601
Elbit Imaging, Ltd. (b).................      5,649        128,753
Elbit Systems, Ltd. ....................     23,607      1,511,283
Gazit-Globe, Ltd. ......................     42,152        442,486
Harel Insurance Investments & Financial
  Services, Ltd. (b)....................        826         46,552
Israel Chemicals, Ltd. .................    182,904      2,475,523
Israel Discount Bank, Ltd. (b)..........    265,593        607,501
Makhteshim-Agan Industries, Ltd. .......     59,723        269,980
Mellanox Technologies, Ltd. (a)(b)......     27,701        652,913
Mizrahi Tefahot Bank, Ltd. (b)..........     99,300        939,174
NICE Systems, Ltd. (b)..................     22,112        705,094
Oil Refineries, Ltd. ...................    471,523        274,675
Ormat Industries, Ltd. .................      4,044         30,870
Partner Communications Co., Ltd. .......     23,333        524,231
RADVision, Ltd. (a)(b)..................     13,693         93,797
Syneron Medical, Ltd. (b)...............     10,120        110,612
Teva Pharmaceutical Industries, Ltd. ...    249,568     15,976,946
The Israel Corp., Ltd. (b)..............        943        801,521
                                                      ------------
                                                        34,219,910
                                                      ------------
MOROCCO -- 5.8%
Attijariwafa Bank.......................     57,361      2,001,042
Banque Centrale Populaire...............     18,101        612,117
Banque Marocaine du Commerce Exterieur..     75,330      2,282,355
Banque Marocaine pour le Commerce et
  l'Industrie SA (b)(c).................        234         27,399
Banque Marocaine pour le Commerce et
  l'Industrie SA........................      4,690        549,144
Ciments du Maroc........................      2,890        608,046
Douja Promotion Groupe Addoha SA........     28,170        384,244
ONA SA..................................      7,888      1,261,608
                                                      ------------
                                                         7,725,955
                                                      ------------
SOUTH AFRICA -- 62.6%
ABSA Group, Ltd. .......................     98,569      1,909,922
Adcock Ingram Holdings, Ltd. ...........     70,797        553,346
African Bank Investments, Ltd. .........    197,422        957,009
African Rainbow Minerals, Ltd. .........     30,621        799,262
Anglo Platinum, Ltd. (a)(b).............     19,291      1,943,823
AngloGold Ashanti, Ltd. ................     94,377      3,571,932
Aquarius Platinum, Ltd. (a).............     92,378        603,532
ArcelorMittal South Africa, Ltd. (b)....     55,439        698,729
Aspen Pharmacare Holdings, Ltd. (b).....    172,707      1,870,770
Assore, Ltd. ...........................      4,310        451,896
Aveng, Ltd. ............................    162,291        830,907
Avusa, Ltd. ............................     76,689        203,628
Barloworld, Ltd. .......................     55,979        375,711
Bidvest Group, Ltd. ....................     91,363      1,695,029
DataTec, Ltd. ..........................    119,926        530,722
Discovery Holdings, Ltd. ...............    132,932        624,481
Eqstra Holdings, Ltd. (b)...............    103,419         85,901
Exxaro Resources, Ltd. .................     52,506        900,129
FirstRand, Ltd. ........................  1,539,936      4,235,692
Foschini, Ltd. .........................     78,807        718,968
Fountainhead Property Trust.............    721,454        668,017
Freeworld Coatings, Ltd. ...............    144,710        181,677
Gold Fields, Ltd. (a)...................    212,248      2,664,678
Grindrod, Ltd. .........................    204,794        426,936
Growthpoint Properties, Ltd. ...........    471,290        946,565
Harmony Gold Mining Co., Ltd. (a).......     99,066        928,076
Hyprop Investments, Ltd. ...............     97,695        663,809
Impala Platinum Holdings, Ltd. .........    169,071      4,926,667
Imperial Holdings, Ltd. ................     59,385        810,970
Investec, Ltd. .........................     65,552        557,785
JD Group, Ltd. .........................     47,778        287,880
Kumba Iron Ore, Ltd. (a)................     27,080      1,301,280
Massmart Holdings, Ltd. (a).............     76,297      1,127,321
Metorex, Ltd. (b).......................    145,963         76,520
MTN Group, Ltd. ........................    471,690      7,193,578
Murray & Roberts Holdings, Ltd. ........    104,245        614,488
Mvelaphanda Resources, Ltd. (b).........     73,775        457,079
Naspers, Ltd. ..........................    113,180      4,877,684
Nedbank Group, Ltd. (a).................    142,484      2,716,217
Netcare, Ltd. (a)(b)....................    527,716        948,516
Pick n Pay Stores, Ltd. ................    136,505        799,259
Pretoria Portland Cement Co., Ltd. .....    121,211        564,467
Remgro, Ltd. ...........................    139,741      1,864,748
Reunert, Ltd. ..........................     72,084        569,197
RMB Holdings, Ltd. .....................    266,103      1,172,905
Sanlam, Ltd. ...........................    605,264      2,049,703
Sappi, Ltd. (a)(b)......................     75,532        333,232
Sasol, Ltd. ............................    176,792      7,287,664
Shoprite Holdings, Ltd. ................    187,947      1,860,545
Standard Bank Group, Ltd. ..............    322,941      5,039,391
Steinhoff International Holdings,
  Ltd. (a)(b)...........................    422,614      1,150,917
Sun International, Ltd. (a)(b)..........     33,766        423,227
Telkom SA, Ltd. ........................     69,684        324,037


See accompanying notes to financial statements.

SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES        VALUE
--------------------                        ------        -----
Tiger Brands, Ltd. .....................     60,730   $  1,516,606
Truworths International, Ltd. ..........    176,876      1,259,624
Wilson Bayly Holmes-Ovcon, Ltd. ........     33,184        535,674
Woolworths Holdings, Ltd. ..............    315,059        966,548
                                                      ------------
                                                        83,654,876
                                                      ------------
TOTAL COMMON STOCKS --
  (Cost $132,096,346)...................               132,967,340
                                                      ------------
RIGHTS -- 0.0% (D)
SOUTH AFRICA -- 0.0% (D)
Metorex, Ltd.
  (expiring 4/9/10) (b)
  (Cost $0).............................     48,507          1,651
                                                      ------------
SHORT TERM INVESTMENTS -- 6.1%
UNITED STATES -- 6.1%
MONEY MARKET FUNDS -- 6.1%
State Street Institutional Liquid
  Reserves Fund (e).....................     24,451         24,451
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  8,145,539      8,145,539
                                                      ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $8,169,990).....................                 8,169,990
                                                      ------------
TOTAL INVESTMENTS -- 105.6%
  (Cost $140,266,336)...................               141,138,981
OTHER ASSETS AND
  LIABILITIES -- (5.6)%.................                (7,546,460)
                                                      ------------
NET ASSETS -- 100.0%....................              $133,592,521
                                                      ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with the procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(d)  Amount shown represents less than 0.05% of net assets.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(f)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.1%
AUSTRALIA -- 7.7%
Abacus Property Group...................     293,313   $    107,687
Alumina, Ltd. ..........................      52,891         83,742
Amcor, Ltd. ............................      10,513         61,659
AMP, Ltd. ..............................      20,178        115,938
Ansell, Ltd. ...........................      13,368        148,956
APA Group (a)...........................      54,641        178,542
Aristocrat Leisure, Ltd. (a)............      19,295         80,226
Australia & New Zealand Banking
  Group, Ltd. ..........................      16,725        389,302
BHP Billiton, Ltd. .....................      27,179      1,087,406
Billabong International, Ltd. (a).......      10,794        111,952
BlueScope Steel, Ltd. (b)...............      25,388         67,810
Brambles, Ltd. .........................      17,824        120,408
Bunnings Warehouse Property Trust.......     139,284        248,013
Commonwealth Bank of Australia..........      10,372        535,877
Computershare, Ltd. ....................      10,887        125,108
ConnectEast Group.......................     202,699         83,721
CSL, Ltd. ..............................       6,344        212,126
CSR, Ltd. ..............................      54,218         82,359
DUET Group..............................      75,105        123,394
Envestra, Ltd. .........................     228,990        107,191
Foster's Group, Ltd. ...................      21,200        102,935
GWA International, Ltd. (a).............      43,997        134,070
Harvey Norman Holdings, Ltd. (a)........      32,827        109,071
Hills Industries, Ltd. (a)..............      37,714         91,386
Insurance Australia Group, Ltd. ........      24,784         88,262
Lend Lease Group........................      13,971        111,050
Macquarie Group, Ltd. (a)...............       3,392        147,106
MAp Group...............................      34,387         97,527
National Australia Bank, Ltd. ..........      13,118        331,350
Newcrest Mining, Ltd. ..................       5,198        156,584
Origin Energy, Ltd. ....................       9,811        149,033
OZ Minerals, Ltd. (b)...................      66,609         70,002
Perpetual, Ltd. (a).....................       2,671         86,492
QBE Insurance Group, Ltd. ..............       8,584        164,116
Rio Tinto, Ltd. (a).....................       3,918        281,937
Santos, Ltd. ...........................       9,933        133,655
Sonic Healthcare, Ltd. (a)..............      10,042        132,449
Suncorp-Metway, Ltd. ...................      14,629        114,668
Tatts Group, Ltd. ......................      42,525         96,018
Toll Holdings, Ltd. ....................      10,705         72,906
Wesfarmers, Ltd. .......................       9,865        287,845
Westfield Group.........................      13,244        146,601
Westpac Banking Corp. ..................      16,314        416,871
Woodside Petroleum, Ltd. ...............       5,915        254,624
Woolworths, Ltd. .......................      11,621        298,657
WorleyParsons, Ltd. (a).................       3,248         75,871
                                                       ------------
                                                          8,222,503
                                                       ------------
AUSTRIA -- 0.3%
Erste Group Bank AG.....................       2,155         90,686
OMV AG..................................       2,295         86,267
Voestalpine AG..........................       2,435         98,679
                                                       ------------
                                                            275,632
                                                       ------------
BELGIUM -- 1.1%
Anheuser-Busch InBev NV.................       5,812        293,296
Bekaert NV..............................         935        168,518
Delhaize Group..........................       1,648        132,679
Dexia SA (b)............................      10,707         63,977
Fortis (b)..............................      30,343        108,226
Fortis VVPR Strip (b)...................         592              2
Gimv NV.................................       1,818         98,274
KBC Groep NV (b)........................       1,760         85,387
UCB SA..................................       2,215         94,754
Umicore (b).............................       3,230        113,000
                                                       ------------
                                                          1,158,113
                                                       ------------
CANADA -- 8.3%
AGF Management, Ltd. ...................       4,352         77,384
Agnico-Eagle Mines, Ltd. (a)............       1,840        102,904
Agrium, Inc. ...........................       2,461        174,214
Bank of Montreal........................       3,940        239,417
Bank of Nova Scotia.....................       5,871        294,432
Barrick Gold Corp. .....................       7,871        302,334
Bombardier, Inc. (a)....................      19,360        118,883
Brookfield Asset Management, Inc. (Class
  A) (a)................................       4,744        120,874
Cameco Corp. (a)........................       5,184        142,099
Canadian Imperial Bank of Commerce (a)..       2,904        212,387
Canadian National Railway Co. (a).......       4,525        274,921
Canadian Natural Resources, Ltd. .......       4,953        366,977
Canadian Oil Sands Trust................       4,526        135,840
Canadian Pacific Railway, Ltd. .........       2,323        131,062
Canadian Western Bank (a)...............       5,503        131,263
Cenovus Energy, Inc. ...................       5,023        131,349
CGI Group, Inc. (Class A) (b)...........       9,687        145,131
Crescent Point Energy Corp. (a).........       4,646        178,458
EnCana Corp. ...........................       6,160        191,864
Fairfax Financial Holdings, Ltd. .......         281        105,775
First Quantum Minerals, Ltd. (a)........       1,143         94,151
Gildan Activewear, Inc. (a)(b)..........       3,274         86,227
Goldcorp, Inc. .........................       6,556        245,232
Husky Energy, Inc. .....................       4,515        129,636
IAMGOLD Corp. ..........................       5,518         73,425
Imperial Oil, Ltd. .....................       3,931        152,001
Kinross Gold Corp. .....................       7,164        122,654
Magna International, Inc. (Class
  A) (b)................................       1,847        114,419
Manulife Financial Corp. ...............      13,570        268,043
MDS, Inc. (b)...........................       7,204         58,084
Nexen, Inc. ............................       6,453        159,838
Potash Corp. of Saskatchewan, Inc. .....       2,740        327,541
Research In Motion, Ltd. (b)............       4,222        313,149
Richelieu Hardware, Ltd. ...............       6,200        140,799
Rogers Communications, Inc. (Class
  B) (a)................................       4,917        168,125
Royal Bank of Canada (c)................       7,258        423,504
Royal Bank of Canada (c)................       1,986        116,355
Russel Metals, Inc. (a).................       6,087        121,374
Shaw Communications, Inc. (a)...........       5,322        105,491
Sherritt International Corp. ...........      10,632         84,465
Sino-Forest Corp. (b)...................       3,679         72,162
Sun Life Financial, Inc. ...............       5,047        162,521
Suncor Energy, Inc. ....................      14,211        462,658
Talisman Energy, Inc. ..................      11,240        192,439
Teck Resources, Ltd. (Class B) (b)......       5,241        228,588


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
TELUS Corp. (Non-Voting)................       2,430   $     87,040
TMX Group, Inc. ........................       2,687         79,242
Toronto-Dominion Bank (a)...............       5,838        435,599
TransCanada Corp. (a)...................       5,788        212,340
Yamana Gold, Inc. (a)...................       8,775         86,924
                                                       ------------
                                                          8,901,594
                                                       ------------
CHINA -- 0.6%
Chong Hing Bank, Ltd. ..................      48,000         89,018
Dah Sing Banking Group, Ltd. (b)........      76,470        104,590
Dah Sing Financial Holdings, Ltd. (b)...      11,617         63,585
Hongkong Land Holdings, Ltd. (a)........      25,000        126,750
Sino Land Co., Ltd. ....................      54,190        106,221
Transport International
  Holdings, Ltd. .......................      40,800        141,873
                                                       ------------
                                                            632,037
                                                       ------------
DENMARK -- 1.0%
A P Moller -- Maersk A/S................          22        167,942
Danske Bank A/S (b).....................       4,905        120,889
DSV A/S (a).............................       5,967        106,827
FLSmidth & Co. A/S......................       1,535        106,687
GN Store Nord A/S (b)...................      14,057         84,313
Novo-Nordisk A/S (Class B) (a)..........       3,633        282,418
SimCorp A/S.............................         438         81,042
Vestas Wind Systems A/S (b).............       2,089        113,716
                                                       ------------
                                                          1,063,834
                                                       ------------
FINLAND -- 1.4%
Amer Sports Oyj (Class A) (a)...........       9,776        115,612
Elisa Oyj (b)...........................       3,621         74,816
Fortum Oyj..............................       2,937         71,970
Kemira Oyj (a)(b).......................       4,798         51,353
Kesko Oyj (Class B) (a).................       2,309         91,042
Kone Oyj (Class B) (a)..................       3,165        131,046
Konecranes Oyj (a)......................       2,802         82,918
Lassila & Tikanoja Oyj..................       4,830        101,038
Metso Oyj (a)...........................       2,398         77,582
Neste Oil Oyj (a).......................       3,804         66,450
Pohjola Bank PLC (a)....................       5,951         66,995
Sampo Oyj (Class A).....................       3,974        105,608
Sanoma Oyj (a)..........................       4,002         88,808
Stockmann Oyj Abp (Class B).............       2,567         93,574
Stora Enso Oyj (a)......................       7,804         59,556
Tikkurila Oy (a)(b).....................       1,199         24,709
UPM-Kymmene Oyj (a).....................       5,685         75,578
Wartsila Oyj (a)........................       1,716         87,072
YIT Oyj.................................       3,528         81,631
                                                       ------------
                                                          1,547,358
                                                       ------------
FRANCE -- 7.9%
Accor SA................................       2,217        122,873
Air Liquide SA..........................       1,657        199,277
Alcatel-Lucent (a)(b)...................      25,931         82,139
Alstom SA...............................       2,005        125,257
AXA SA..................................      14,445        321,915
BNP Paribas.............................       6,204        477,319
Bourbon SA (a)..........................       1,774         76,825
Bouygues SA (b).........................       2,458        123,791
Cap Gemini SA...........................       1,859         91,737
Carrefour SA............................       5,034        243,068
Casino Guichard-Perrachon SA............       1,036         87,823
Compagnie de Saint-Gobain (a)...........       3,865        186,178
Compagnie Generale de Geophysique-
  Veritas (b)...........................       2,878         81,798
Compagnie Generale des Etablissements
  Michelin..............................       1,460        107,785
Credit Agricole SA......................       7,513        131,749
Danone SA (b)...........................       5,234        315,863
EDF SA..................................       1,986        108,565
Essilor International SA (a)............       2,741        175,317
France Telecom SA.......................      13,572        325,323
GDF Suez................................       9,810        379,634
Guyenne et Gascogne SA..................       1,060         99,052
Hermes International....................         971        135,130
L'Oreal SA..............................       1,904        200,591
Lafarge SA..............................       1,521        107,225
Lagardere SCA...........................       2,020         81,888
LVMH Moet Hennessy Louis Vuitton SA.....       1,623        190,049
Nexans SA...............................       1,105         94,360
Pernod -- Ricard SA (a).................       2,050        174,392
Peugeot SA (b)..........................       1,960         57,815
PPR.....................................         885        118,037
Publicis Groupe SA (a)..................       2,603        111,581
Renault SA (b)..........................       1,780         83,575
Sanofi-Aventis (b)......................       7,620        569,043
Schneider Electric SA...................       2,140        251,457
Societe Generale........................       4,881        307,537
Sodexo (a)..............................       1,506         90,171
Technip SA (a)..........................       1,587        129,272
Total SA................................      16,919        983,945
Unibail-Rodamco SE......................         632        128,274
Valeo SA (b)............................       1,895         67,757
Vallourec SA (a)........................         643        129,897
Veolia Environnement....................       4,129        143,473
Vinci SA (a)............................       4,112        242,783
Vivendi SA (a)..........................       7,940        212,885
                                                       ------------
                                                          8,474,425
                                                       ------------
GERMANY -- 6.6%
Adidas AG...............................       2,518        134,921
Allianz SE (b)..........................       3,404        427,570
BASF SE (a).............................       6,612        410,832
Bayer AG (a)............................       6,082        412,136
Bayerische Motoren Werke AG (a).........       2,858        132,180
Bilfinger Berger AG.....................       1,363         91,098
Commerzbank AG (a)(b)...................       9,092         78,009
Daimler AG (b)..........................       7,804        368,054
Deutsche Bank AG (a)....................       4,755        366,930
Deutsche Boerse AG......................       1,904        141,387
Deutsche Post AG........................       7,743        134,578
Deutsche Telekom AG.....................      21,952        298,072
E.ON AG (a).............................      13,210        488,598
Fresenius Medical Care AG & Co. KGaA....       2,264        127,974
Fresenius SE Preferenece Shares.........       1,530        115,727
GEA Group AG............................       4,391        101,956
Henkel AG & Co. KGaA Preference Shares..       2,912        157,057
Hochtief AG.............................       1,128         94,966
Infineon Technologies AG (b)............      16,918        117,641


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
K+S AG..................................       1,734   $    105,418
Lanxess AG (a)..........................       2,348        108,386
Linde AG................................       1,180        141,049
MAN SE..................................       1,329        111,457
Merck KGaA (a)..........................       1,048         85,083
Muenchener Rueckversicherungs-
  Gesellschaft AG (a)...................       1,694        275,402
Porsche Automobil Holding SE............         973         59,489
Puma AG Rudolf Dassler Sport............         260         82,516
Rheinmetall AG..........................       1,578        113,229
RWE AG (a)..............................       3,427        304,192
Salzgitter AG...........................         674         62,681
SAP AG..................................       7,190        348,874
Siemens AG..............................       6,682        670,421
ThyssenKrupp AG.........................       3,383        116,521
Volkswagen AG...........................         737         71,302
Volkswagen AG Preference Shares (a).....         919         84,434
Wincor Nixdorf AG.......................       1,457         98,869
                                                       ------------
                                                          7,039,009
                                                       ------------
GREECE -- 0.2%
Hellenic Telecommunications Organization
  SA ADR (a)............................      15,029         94,382
National Bank of Greece SA ADR (a)......      41,748        169,497
                                                       ------------
                                                            263,879
                                                       ------------
HONG KONG -- 2.0%
Bank of East Asia, Ltd. ................      31,854        117,329
CLP Holdings, Ltd. .....................      18,500        132,233
Esprit Holdings, Ltd. ..................      19,689        155,312
Giordano International, Ltd. ...........     304,000        121,761
Hang Lung Group, Ltd. ..................      26,000        137,958
Hang Lung Properties, Ltd. .............      38,000        153,180
Hong Kong Exchanges and
  Clearing, Ltd. .......................      12,200        203,629
Hopewell Holdings.......................      26,500         78,496
Hysan Development Co., Ltd. ............      43,988        127,182
Li & Fung, Ltd. ........................      44,000        216,467
New World Development Co., Ltd. ........      63,859        125,009
Pacific Basin Shipping, Ltd. ...........     112,000         89,142
Swire Pacific, Ltd. ....................      15,000        180,432
The Link REIT...........................      50,691        124,953
Wheelock & Co., Ltd. ...................      43,000        126,818
Wing Hang Bank, Ltd. ...................       9,000         82,296
                                                       ------------
                                                          2,172,197
                                                       ------------
IRELAND -- 0.9%
Anglo Irish Bank Corp. PLC (d)..........       5,635              0
C&C Group PLC...........................          65            294
Covidien PLC (a)........................       3,925        197,349
CRH PLC.................................       6,275        156,993
DCC PLC.................................       4,694        121,948
Grafton Group PLC.......................      15,757         67,694
Ingersoll-Rand PLC (a)..................       3,311        115,455
Kingspan Group PLC (b)..................       9,715         84,130
United Drug PLC.........................      27,586         95,929
Willis Group Holdings PLC (a)...........       3,108         97,249
                                                       ------------
                                                            937,041
                                                       ------------
ITALY -- 2.7%
Assicurazioni Generali SpA..............       9,304        223,711
Atlantia SpA............................       4,529        105,895
Banca Piccolo Credito Valtellinese
  Scarl (a).............................       9,844         64,668
Banca Popolare dell'Etruria e del
  Lazio Scrl............................      15,391         82,053
Banca Popolare di Milano Scarl..........      10,418         64,809
Banco Popolare Societa Cooperativa
  Scarl (b).............................      10,149         70,723
Davide Campari-Milano SpA...............      12,224        130,916
Enel SpA................................      28,721        160,890
Eni SpA.................................      18,481        434,365
Fiat SpA................................       8,663        112,999
Finmeccanica SpA........................       5,045         67,445
Intesa Sanpaolo SpA (b).................      79,011        294,804
Parmalat SpA............................      38,957        106,875
Pirelli & C. SpA (b)....................     138,380         85,195
Saipem SpA..............................       3,982        154,367
Societa Cattolica di Assicurazioni
  Scrl (b)..............................       2,829         89,420
Telecom Italia SpA (b)..................     116,083        167,439
UBI Banca ScpA..........................       7,500        101,381
UniCredit SpA (b).......................     134,617        398,454
                                                       ------------
                                                          2,916,409
                                                       ------------
JAPAN -- 18.8%
Advantest Corp. (a).....................       3,900         97,583
Aeon Co., Ltd. (a)......................       8,620         97,879
Aoyama Trading Co., Ltd. (a)............       6,800        112,290
Asahi Breweries, Ltd. (a)...............       7,936        148,885
Asahi Kasei Corp. (a)...................      21,550        116,007
Astellas Pharma, Inc. (a)...............       4,310        156,136
Bridgestone Corp. ......................       6,465        110,425
Canon, Inc. (a).........................       8,416        389,997
Casio Computer Co., Ltd. (a)............      11,000         84,643
Central Japan Railway Co. ..............          22        167,637
Chubu Electric Power Co., Inc. (a)......       6,465        161,694
Chugai Pharmaceutical Co., Ltd. ........       4,580         86,169
Chuo Mitsui Trust Holdings, Inc. (a)....      21,550         80,951
Credit Saison Co., Ltd. (a).............       6,800        105,522
Daiichi Sankyo Co., Ltd. (a)............       6,465        121,150
Daikin Industries, Ltd. (a).............       4,310        176,431
Daito Trust Construction Co., Ltd. (a)..       2,155        104,014
Daiwa Securities Group, Inc. (a)........      21,550        113,470
Denso Corp. (a).........................       4,310        128,460
East Japan Railway Co. (a)..............       2,300        159,996
Eisai Co., Ltd. (a).....................       2,251         80,341
Fanuc, Ltd. (a).........................       2,155        228,784
Fast Retailing Co., Ltd. (a)............       1,000        173,908
FUJIFILM Holdings Corp. (a).............       4,310        148,525
Fujitsu, Ltd. (a).......................      25,513        167,101
Fukuoka Financial Group, Inc. (a).......      21,550         91,560
Furukawa Electric Co., Ltd. (a).........      20,550        106,885
Hankyu Hanshin Holdings, Inc. (a).......      22,513        104,325
Hitachi, Ltd. (a)(b)....................      38,475        143,705
Honda Motor Co., Ltd. (a)...............      10,375        366,412
Hoya Corp. (a)..........................       5,806        159,628
Ibiden Co., Ltd. (a)....................       2,600         89,598
Isuzu Motors, Ltd. (b)..................      28,000         75,813
ITOCHU Corp. (a)........................      21,550        188,885
Japan Digital Laboratory Co., Ltd. .....      13,120        139,990


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Japan Tobacco, Inc. (a).................          40   $    148,973
JFE Holdings, Inc. (a)..................       4,310        173,664
JSR Corp. (a)...........................       4,400         91,965
Kajima Corp. (a)........................      36,475         89,392
KDDI Corp. (a)..........................          22        113,955
Kintetsu Corp. (a)......................      37,101        115,544
Kirin Holdings Co., Ltd. ...............       7,000        103,307
Kiyo Holdings, Inc. (a).................      64,651         85,795
Komatsu, Ltd. (a).......................       8,320        174,521
Konica Minolta Holdings, Inc. (a).......      10,775        125,808
Kubota Corp. (a)........................      17,550        160,024
Kurita Water Industries, Ltd. (a).......       2,910         82,373
Kyocera Corp. (a).......................       2,155        210,103
Marubeni Corp. (a)......................      23,550        146,431
MEDIPAL HOLDINGS Corp. (a)..............       6,999         82,918
MISUMI Group, Inc. (a)..................       6,657        136,645
Mitsubishi Corp. (a)....................      12,338        323,503
Mitsubishi Electric Corp. ..............      21,550        198,111
Mitsubishi Estate Co., Ltd. (a).........       7,925        129,765
Mitsubishi Heavy Industries, Ltd. (a)...      43,101        178,511
Mitsubishi Motors Corp. (a)(b)..........      63,613         86,460
Mitsubishi UFJ Financial Group,
  Inc. (a)..............................      83,024        435,378
Mitsui & Co., Ltd. (a)..................      18,626        313,158
Mitsui Chemicals, Inc. (a)..............      21,550         65,268
Mitsui OSK Lines, Ltd. (a)..............      18,550        133,209
Mizuho Financial Group, Inc. (a)........     105,600        209,075
MS&AD Insurance Group Holdings,
  Inc. (a)..............................       4,599        127,723
Murata Manufacturing Co., Ltd. (a)......       2,200        125,021
NGK Insulators, Ltd. (a)................       3,000         61,226
Nidec Corp. (a).........................       2,200        235,916
Nikon Corp. (a).........................       4,000         87,372
Nintendo Co., Ltd. (a)..................         300        100,492
Nippon Mining Holdings, Inc. (a)(d).....      20,738         96,987
Nippon Oil Corp. (a)(d).................      21,550        108,626
Nippon Steel Corp. (a)..................      43,101        169,286
Nippon Telegraph & Telephone Corp. .....       2,500        105,415
Nippon Yusen KK (a).....................      21,550         85,102
Nissan Motor Co., Ltd. (a)(b)...........      17,141        146,939
Nitto Denko Corp. ......................       3,600        139,854
Nomura Holdings, Inc. (a)...............      27,385        201,929
NTT Data Corp. (a)......................          23         76,675
NTT DoCoMo, Inc. (a)....................         145        220,976
Obayashi Corp. (a)......................      21,550         95,711
Olympus Corp. (a).......................       3,000         96,318
ORIX Corp. (a)(b).......................         851         75,501
Panasonic Corp. (a).....................      17,450        267,054
Resona Holdings, Inc. (a)...............       6,500         82,224
Rohm Co., Ltd. (a)......................       2,200        164,341
Rohto Pharmaceutical Co., Ltd. (a)......       7,701         84,642
Sanyo Electric Co., Ltd. (a)(b).........      37,000         59,396
Secom Co., Ltd. ........................       2,348        102,775
Seven & I Holdings Co., Ltd. (a)........       8,128        196,502
Sharp Corp. (a).........................       8,000        100,086
Shimizu Corp. (a).......................      22,513         93,965
Shin-Etsu Chemical Co., Ltd. (a)........       4,117        239,248
Softbank Corp. (a)......................       7,936        195,597
Sompo Japan Insurance, Inc. (a)(b)(d)...      19,626        137,785
Sony Corp. (a)..........................       8,320        318,767
Stanley Electric Co., Ltd. .............       3,873         75,147
Sumitomo Chemical Co., Ltd. (a).........      21,550        105,398
Sumitomo Corp. (a)......................      12,775        146,973
Sumitomo Electric Industries, Ltd. .....       8,320        102,041
Sumitomo Metal Industries, Ltd. (a).....      42,101        127,511
Sumitomo Metal Mining Co., Ltd. (a).....       5,000         74,433
Sumitomo Mitsui Financial Group,
  Inc. (a)..............................       6,500        214,951
Sumitomo Realty & Development Co.,
  Ltd. (a)..............................       4,000         76,156
T&D Holdings, Inc. (a)..................       3,355         79,459
Taisei Corp. (a)........................      44,438         97,969
Taiyo Yuden Co., Ltd. (a)...............       6,000         94,842
Takeda Pharmaceutical Co., Ltd. (a).....       6,465        284,712
Takeuchi Manufacturing Co., Ltd. (b)....       8,300        116,008
TDK Corp. (a)...........................       2,155        143,451
Teijin, Ltd. (a)........................      25,550         85,859
Terumo Corp. (a)........................       2,348        125,140
The Akita Bank, Ltd. ...................      21,550         86,717
The Aomori Bank, Ltd. ..................      43,101        101,479
The Awa Bank, Ltd. (a)..................      21,550        128,460
The Bank of Iwate, Ltd. (a).............       2,155        125,232
The Bank of Okinawa, Ltd. ..............       2,155         87,870
The Bank of Yokohama, Ltd. (a)..........      21,550        105,628
The Chiba Bank, Ltd. (a)................      17,550        104,992
The Daisan Bank, Ltd. ..................      64,651        182,661
The Daishi Bank, Ltd. ..................      38,176        132,374
The Eighteenth Bank, Ltd. ..............      39,251        118,039
The Higo Bank, Ltd. (a).................      21,550        119,927
The Hokkoku Bank, Ltd. (a)..............      21,550         80,028
The Hyakugo Bank, Ltd. (a)..............      21,550        101,246
The Musashino Bank, Ltd. (a)............       2,155         61,901
The Nanto Bank, Ltd. (a)................      19,550        109,634
The Ogaki Kyoritsu Bank, Ltd. ..........      21,550         74,493
The San-In Godo Bank, Ltd. .............      16,550        138,153
The Shiga Bank, Ltd. (a)................      21,550        136,071
The Shikoku Bank, Ltd. (a)..............      38,101        127,629
The Sumitomo Trust & Banking Co.,
  Ltd. (a)..............................      21,550        126,385
The Toho Bank, Ltd. ....................      43,101        137,458
The Tokyo Electric Power Co., Inc. (a)..       8,975        239,359
The Yamagata Bank, Ltd. (a).............      29,176        128,644
The Yamanashi Chuo Bank, Ltd. ..........      21,550         94,789
Tokio Marine Holdings, Inc. (a).........       6,465        182,174
Tokyo Electron, Ltd. ...................       2,155        142,990
Tokyo Gas Co., Ltd. ....................      23,475        103,507
Tokyu Corp. (a).........................      21,550         90,176
Toray Industries, Inc. (a)..............      21,550        125,924
Toshiba Corp. (a)(b)....................      36,513        188,739
Toyota Motor Corp. (a)..................      17,788        712,929
USS Co., Ltd. (a).......................       1,891        128,509
Yamada Denki Co., Ltd. (a)..............       1,498        110,619
                                                       ------------
                                                         20,082,892
                                                       ------------
LUXEMBOURG -- 0.6%
ArcelorMittal...........................       6,588        289,623
Millicom International Cellular SA......       1,226        109,298


See accompanying notes to financial statements.

SPDR S&P WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Tenaris SA..............................       5,028   $    108,718
Ternium SA ADR (b)......................       1,961         80,460
                                                       ------------
                                                            588,099
                                                       ------------
NETHERLANDS -- 2.3%
Aegon NV (b)............................      15,964        109,516
Akzo Nobel NV...........................       2,741        156,495
ASML Holding NV.........................       5,213        186,641
European Aeronautic Defence and Space
  Co. NV (a)............................       4,443         89,546
Fugro NV................................       1,643        107,578
Heineken NV.............................       2,741        141,121
ING Groep NV (b)........................      29,489        294,952
Koninklijke (Royal) KPN NV (a)..........      11,753        186,542
Koninklijke Ahold NV....................      12,362        165,096
Koninklijke DSM NV (a)..................       2,847        127,183
Koninklijke Philips Electronics NV (a)..       8,841        283,996
SBM Offshore NV.........................       3,602         72,206
TNT NV..................................       4,196        120,535
Unilever NV (a).........................      12,525        379,541
Wolters Kluwer NV.......................       3,882         84,333
                                                       ------------
                                                          2,505,281
                                                       ------------
NEW ZEALAND -- 0.3%
Fisher & Paykel Healthcare
  Corp., Ltd. ..........................      76,340        177,668
Port of Tauranga, Ltd. .................      33,232        165,058
                                                       ------------
                                                            342,726
                                                       ------------
NORWAY -- 0.8%
DnB NOR ASA.............................      10,851        124,128
Norsk Hydro ASA (b).....................      10,082         76,944
Orkla ASA...............................      12,602        111,568
Statoil ASA.............................       8,887        206,016
Storebrand ASA (b)......................       9,207         72,887
Telenor ASA (b).........................       7,317         99,357
Yara International ASA..................       3,253        141,394
                                                       ------------
                                                            832,294
                                                       ------------
PAPUA NEW GUINEA -- 0.1%
Lihir Gold, Ltd. .......................      31,394         87,309
                                                       ------------
PORTUGAL -- 0.3%
Banco Comercial Portugues SA (a)........      47,468         52,925
Mota -- Engil, SGPS SA (a)..............      18,700         82,058
Portugal Telecom, SGPS SA (b)...........      11,019        123,423
Teixeira Duarte -- Engenharia
  Construcoes SA (b)....................      56,777         81,434
                                                       ------------
                                                            339,840
                                                       ------------
SINGAPORE -- 1.2%
Ascendas REIT...........................      80,000        109,867
CapitaLand, Ltd. .......................      40,000        113,587
City Developments, Ltd. (a).............      22,000        166,804
Cosco Corp. Singapore, Ltd. (a).........      91,000         80,712
Flextronics International, Ltd. (a)(b)..      15,551        121,920
Genting Singapore PLC (a)(b)............      88,400         55,959
Keppel Corp., Ltd. .....................      24,978        162,941
SembCorp Industries, Ltd. ..............      50,000        147,706
Singapore Exchange, Ltd. (a)............      20,000        109,438
UOL Group, Ltd. ........................      53,000        147,849
Wilmar International, Ltd. (a)..........      19,000         91,055
                                                       ------------
                                                          1,307,838
                                                       ------------
SOUTH KOREA -- 3.5%
Hyundai Securities Co., Ltd. (b)........       5,720         68,754
KIWOOM Securities Co., Ltd. (b).........       2,319         94,281
Korea Electric Power Corp. ADR (b)......      15,534        252,272
KT Corp. ADR............................      16,308        338,554
LG Display Co., Ltd. ADR (a)............      13,978        247,131
LG Electronics, Inc. ...................         695         70,640
POSCO ADR...............................       5,183        606,463
Samsung Electronics Co., Ltd. GDR.......       4,368      1,605,240
SK Energy Co., Ltd. ....................         906         97,290
SK Telecom Co., Ltd. ADR (a)............      19,346        333,912
                                                       ------------
                                                          3,714,537
                                                       ------------
SPAIN -- 3.9%
Abertis Infraestructuras SA (a).........       7,382        142,337
Acciona SA..............................         688         76,439
Acerinox SA (a).........................       4,167         82,179
ACS, Actividades de Construccion y
  Servicios SA (a)......................       2,773        128,173
Banco Bilbao Vizcaya Argentaria SA (a)..      21,983        301,319
Banco de Sabadell SA (a)................      15,541         85,965
Banco de Valencia SA (a)................      10,599         67,692
Banco Popular Espanol SA (a)............      13,274         97,888
Banco Santander SA......................      50,018        665,965
Ebro Puleva SA..........................       7,121        131,379
Enagas..................................       6,303        138,376
Faes Farma SA (a)(c)....................      14,637         67,635
Faes Farma SA (a)(b)(c).................       1,218          5,628
Ferrovial SA (a)........................       6,576         64,065
Gamesa Corp. Tecnologica SA.............       4,759         65,360
Gestevision Telecinco SA (a)............       9,022        141,853
Iberdrola SA (a)........................      31,972        271,465
Iberia Lineas Aereas de Espana (a)(b)...      26,037         91,177
Indra Sistemas SA (a)...................       5,936        121,926
Industria de Diseno Textil SA...........       2,904        191,774
NH Hoteles SA (a)(b)....................      14,031         59,899
Red Electrica Corporacion SA............       2,746        147,640
Repsol YPF SA...........................       9,019        213,929
Sacyr Vallehermoso SA (a)(b)............       4,786         42,301
Telefonica SA...........................      30,234        717,554
                                                       ------------
                                                          4,119,918
                                                       ------------
SWEDEN -- 2.2%
Alfa Laval AB (a).......................       7,331        108,279
Assa Abloy AB (Class B) (a).............       6,299        123,669
Atlas Copco AB (Class B)................      13,860        194,891
Boliden AB (a)..........................       4,938         70,807
Electrolux AB (a).......................       4,743        108,739
Hennes & Mauritz AB (Class B)...........       3,344        217,962
Investor AB.............................       2,438         46,917
Kinnevik Investment AB (Class B) (a)....       5,604        103,561
Nordea Bank AB (a)......................      16,458        162,934
Sandvik AB (a)(b).......................      10,094        126,578
Scania AB (Class B).....................       6,108         96,920
Securitas AB (Class B)..................       8,998         96,269


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Skandinaviska Enskilda Banken AB
  (Class C) (b).........................      14,594   $     93,887
Skanska AB (Class B) (a)................       7,631        139,112
Tele2 AB (Class B)......................       6,081        101,815
Telefonaktiebolaget LM Ericsson
  (Class B).............................      27,160        287,186
TeliaSonera AB (a)......................      16,623        118,373
Volvo AB ADR (Class A) (b)..............      14,758        146,616
                                                       ------------
                                                          2,344,515
                                                       ------------
SWITZERLAND -- 7.5%
ABB, Ltd. (b)...........................      17,844        390,430
ACE, Ltd. (a)...........................       2,085        109,045
Adecco SA...............................       1,969        111,961
Alcon, Inc. ............................         769        124,240
Bachem Holding AG (Class B) (b).........       1,845        121,738
Clariant AG (b).........................       6,774         86,304
Compagnie Financiere Richemont SA.......       2,536         98,375
Credit Suisse Group AG (b)..............       7,863        406,018
Foster Wheeler AG (a)(b)................       2,208         59,925
Geberit AG..............................         651        116,711
Holcim, Ltd. (b)........................       2,323        173,472
Julius Baer Group, Ltd. ................       1,964         71,372
Kuehne & Nagel International AG.........       1,208        122,458
Lonza Group AG (a)......................       1,094         89,387
Nestle SA...............................      22,553      1,157,059
Nobel Biocare Holding AG (a)............       2,767         74,134
Noble Corp. (b).........................       2,329         97,399
Novartis AG.............................      18,144        981,712
PSP Swiss Property AG (b)...............       2,099        135,008
Roche Holding AG........................       5,630        914,664
SGS SA..................................          82        113,275
STMicroelectronics NV...................      14,186        140,316
Sulzer AG...............................         805         78,393
Swiss Life Holding AG (b)...............         557         73,293
Swiss Reinsurance Co., Ltd. ............       3,557        175,391
Syngenta AG.............................         912        253,702
The Swatch Group AG.....................         503        160,666
Transocean, Ltd. (a)(b).................       2,453        211,890
Tyco Electronics, Ltd. .................       5,028        138,169
Tyco International, Ltd. ...............       4,293        164,207
UBS AG (b)..............................      26,955        438,942
Weatherford International, Ltd. (a)(b)..       6,010         95,319
Xstrata PLC.............................      15,634        296,084
Zurich Financial Services AG............       1,108        284,540
                                                       ------------
                                                          8,065,599
                                                       ------------
UNITED KINGDOM -- 16.8%
3i Group PLC............................      13,578         59,977
AMEC PLC................................       7,139         86,525
Anglo American PLC (b)..................      10,366        451,913
AstraZeneca PLC.........................      12,079        538,502
Aviva PLC...............................      22,176        129,610
BAE Systems PLC.........................      28,623        161,212
Balfour Beatty PLC......................      19,850         87,983
Barclays PLC............................      86,255        471,417
Barratt Developments PLC (b)............      12,174         22,899
BG Group PLC............................      28,833        498,818
BHP Billiton PLC........................      17,760        608,847
BP PLC..................................     144,791      1,369,196
British American Tobacco PLC............      12,733        438,733
British Land Co. PLC....................      10,347         75,510
British Sky Broadcasting Group PLC......      13,175        120,311
BT Group PLC............................      61,732        116,022
Burberry Group PLC......................       8,596         93,166
Cable & Wireless Communications PLC.....      29,574         24,830
Cable & Wireless Worldwide PLC (b)......      29,574         41,272
Cairn Energy PLC (b)....................      17,000        107,533
Capita Group PLC........................      12,748        146,288
Carnival PLC............................       2,886        118,419
Centrica PLC............................      39,582        176,463
Compass Group PLC.......................      22,432        178,983
Diageo PLC..............................      17,651        296,129
Experian PLC............................      13,934        137,070
FirstGroup PLC..........................      10,016         54,544
G4S PLC.................................      23,447         93,007
GlaxoSmithKline PLC.....................      40,911        785,343
Hays PLC................................      44,317         72,939
HSBC Holdings PLC.......................     123,325      1,249,639
ICAP PLC................................      10,442         59,208
Imperial Tobacco Group PLC..............       8,482        258,614
Informa PLC.............................      14,447         84,876
Intercontinental Hotels Group PLC.......       7,838        122,699
International Power PLC.................      18,357         88,800
Invensys PLC............................      14,405         74,446
J Sainsbury PLC.........................      14,787         73,482
Kingfisher PLC..........................      28,867         93,882
Land Securities Group PLC...............       7,813         80,353
Legal & General Group PLC...............      62,984         84,123
Lloyds Banking Group PLC (b)............     260,713        248,240
Lonmin PLC (b)..........................       2,197         67,919
Man Group PLC...........................      17,882         65,507
Marks & Spencer Group PLC...............      18,805        105,572
Mondi PLC...............................       9,647         67,914
National Grid PLC.......................      21,148        205,789
Next PLC................................       3,020         99,134
Old Mutual PLC (b)......................      54,071        100,475
Pearson PLC.............................       9,343        146,826
Persimmon PLC (b).......................       8,247         58,233
Prudential PLC..........................      20,911        173,667
Randgold Resources, Ltd. ...............       1,349        102,622
Reckitt Benckiser Group PLC.............       5,410        296,827
Rentokil Initial PLC (b)................      45,073         89,156
Resolution, Ltd. .......................      21,308         26,488
Rio Tinto PLC...........................      10,733        635,769
Rolls-Royce Group PLC (b)...............      18,410        166,300
Royal Bank of Scotland Group PLC (b)....     153,318        102,330
Royal Dutch Shell PLC (Class A).........      26,826        777,224
Royal Dutch Shell PLC (Class B).........      20,664        569,073
RSA Insurance Group PLC.................      36,058         69,738
SABMiller PLC...........................       7,752        227,184
Scottish & Southern Energy PLC..........       7,425        124,005
Serco Group PLC.........................      13,422        122,363
Shire PLC...............................       6,968        153,684
Smith & Nephew PLC......................      13,588        135,315
Smiths Group PLC........................       6,386        110,044
Standard Chartered PLC..................      11,731        319,861


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Standard Life PLC.......................      25,540   $     77,600
Tate & Lyle PLC.........................      11,089         76,401
Tesco PLC...............................      61,596        406,863
The Sage Group PLC......................      23,385         84,815
Tomkins PLC.............................      28,248        101,125
Tullow Oil PLC..........................       9,760        185,062
Unilever PLC............................      10,967        321,904
Virgin Media, Inc. (a)..................       4,804         82,917
Vodafone Group PLC......................     395,224        911,264
William Hill PLC........................      34,027        109,012
William Morrison Supermarkets PLC.......      26,679        118,778
Wolseley PLC (b)........................       3,996         96,500
WPP PLC.................................      12,539        129,909
                                                       ------------
                                                         17,902,992
                                                       ------------
UNITED STATES -- 0.1%
Kraft Foods, Inc. ......................       2,278         68,887
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $95,594,935)....................                105,906,758
                                                       ------------
RIGHTS -- 0.0% (E)
GERMANY -- 0.0% (E)
Volkswagen AG
  (expiring 4/09/10) (b)
  (Cost $0).............................       1,656          1,031
                                                       ------------
SHORT TERM INVESTMENTS -- 15.1%
UNITED STATES -- 15.1%
MONEY MARKET FUNDS -- 15.1%
State Street Institutional Liquid
  Reserves Fund (f).....................     161,025        161,025
State Street Navigator Securities
  Lending Prime Portfolio (f)(g)........  16,053,218     16,053,218
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $16,214,243)....................                 16,214,243
                                                       ------------
TOTAL INVESTMENTS -- 114.2%
  (Cost $111,809,178)...................                122,122,032
OTHER ASSETS AND
  LIABILITIES -- (14.2)%................                (15,224,304)
                                                       ------------
NET ASSETS -- 100.0%....................               $106,897,728
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Anglo Irish Bank Corp. PLC's value is determined based on Level 3 inputs. Nippon Mining
     Holdings, Inc., Nippon Oil Corp. and Sompo Japan
     Insurance, Inc.'s values are based on Level 2 inputs.
(e)  Amount shown represents less than 0.05% of net assets.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(g)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.1%
AUSTRALIA -- 7.7%
Adelaide Brighton, Ltd. (a).............     574,881   $  1,361,348
Andean Resources, Ltd. (b)..............      92,212        225,980
Aquila Resources, Ltd. (a)(b)...........      38,553        372,613
Ausenco, Ltd. (a).......................     120,193        485,404
Austar United Communications,
  Ltd. (a)(b)...........................     866,937        946,904
Austereo Group, Ltd. ...................   1,161,976      1,823,748
AWE, Ltd. (b)...........................     958,320      2,392,495
Beach Energy, Ltd. .....................   1,445,165        981,569
Boart Longyear Group (b)................   1,027,889        316,055
Campbell Brothers, Ltd. ................      85,820      2,327,649
Centennial Coal Co., Ltd. (a)...........     480,126      1,877,312
Consolidated Media Holdings, Ltd. ......      55,405        160,188
Cudeco, Ltd. (a)(b).....................      32,971        146,167
Eastern Star Gas, Ltd. (a)(b)...........     185,496        157,488
Elders, Ltd. (a)(b).....................     114,440        134,450
Emeco Holdings, Ltd. ...................     197,355        110,497
Extract Resources, Ltd. (a)(b)..........      29,495        209,537
FKP Property Group (a)..................     262,941        172,558
Fleetwood Corp., Ltd. (a)...............     257,468      2,126,852
Goodman Fielder, Ltd. ..................     921,376      1,209,329
Healthscope, Ltd. (a)...................     321,870      1,305,793
Iluka Resources, Ltd. (a)(b)............     262,365      1,054,755
ING Office Fund (a).....................     882,689        473,953
International Ferro Metals, Ltd. (b)....     248,218        161,904
Invocare, Ltd. (a)......................     507,387      2,770,945
IOOF Holdings, Ltd. (a).................     357,090      2,235,289
JB Hi-Fi, Ltd. .........................     160,072      2,982,517
Kagara, Ltd. (b)........................     181,484        134,093
Karoon Gas Australia, Ltd. (a)(b).......      45,810        353,192
Linc Energy, Ltd. (b)...................     129,183        192,084
MacArthur Coal, Ltd. (a)................      35,527        458,149
Mirabela Nickel, Ltd. (a)(b)............      87,317        197,154
Monadelphous Group, Ltd. (a)............     124,797      1,752,537
Mount Gibson Iron, Ltd. (b).............     436,464        749,138
Oakton, Ltd. ...........................     204,579        600,873
Pacific Brands, Ltd. (b)................   1,270,464      1,545,076
PanAust, Ltd. (b).......................   1,845,146        880,655
PaperlinX, Ltd. (b).....................     558,843        343,666
Programmed Maintenance Services, Ltd. ..     249,076        704,132
Record Realty (c).......................     213,188              0
Riversdale Mining, Ltd. (b).............     117,229        973,767
Roc Oil Co., Ltd. (a)(b)................     829,389        289,277
SAI Global, Ltd. .......................     741,035      2,707,032
Sigma Pharmaceuticals, Ltd. ............   1,760,146        751,230
Silex Systems, Ltd. (b).................      23,509        121,483
Spark Infrastructure Group..............   1,201,105      1,328,433
Spotless Group, Ltd. ...................     352,646        922,477
STW Communications Group, Ltd. .........     698,231        544,740
Transfield Services, Ltd. ..............     177,457        658,031
Transpacific Industries Group,
  Ltd. (a)(b)...........................     115,953        140,484
Whitehaven Coal Ltd. ...................      62,951        296,409
WHK Group, Ltd. (a).....................     763,966        767,821
                                                       ------------
                                                         45,935,232
                                                       ------------
AUSTRIA -- 0.7%
Atrium European Real Estate, Ltd. ......      71,424        458,092
bwin Interactive Entertainment AG (b)...      19,137      1,127,695
BWT AG..................................      30,760        837,005
Immofinanz AG (b).......................     153,186        557,572
Schoeller-Bleckmann Oilfield
  Equipment AG..........................      22,822      1,204,646
                                                       ------------
                                                          4,185,010
                                                       ------------
BELGIUM -- 1.1%
AGFA-Gevaert NV (b).....................     110,073        853,425
Barco NV (a)(b).........................      35,673      1,611,223
EVS Broadcast Equipment SA..............      17,604      1,001,391
KBC Ancora (b)..........................       8,358        209,220
Nyrstar (a)(b)..........................      15,640        232,364
RHJ International (b)...................     162,586      1,412,368
Tessenderlo Chemie NV...................      33,391      1,118,690
                                                       ------------
                                                          6,438,681
                                                       ------------
BERMUDA -- 0.5%
Catlin Group, Ltd. .....................     156,306        854,037
Frontline, Ltd. (a).....................      32,950      1,015,862
Golden Ocean Group, Ltd. (b)............     178,121        338,795
Ship Finance International, Ltd. (a)....      25,798        458,172
                                                       ------------
                                                          2,666,866
                                                       ------------
CANADA -- 11.4%
Alamos Gold, Inc. ......................      37,879        506,646
AltaGas Income Trust....................      92,438      1,676,467
Anvil Mining, Ltd. (a)(b)...............     138,820        530,897
Aurizon Mines, Ltd. (b).................      59,617        280,882
Bankers Petroleum, Ltd. (b).............      82,707        746,731
Birchcliff Energy, Ltd. (a)(b)..........      31,298        270,547
Canadian Western Bank (a)...............      95,837      2,285,994
Centerra Gold, Inc. (b).................      31,736        416,035
Compton Petroleum Corp. (b).............     185,697        172,052
Corus Entertainment, Inc. (Class B).....     135,902      2,658,967
Cott Corp. (b)..........................      26,694        208,385
Daylight Resources Trust................     104,494      1,083,512
Denison Mines Corp. (b).................     139,474        203,461
Detour Gold Corp. (b)...................      19,877        371,659
Dundee Corp. (Class A) (b)..............      83,537      1,139,571
Dundee Real Estate Investment Trust.....     112,747      2,877,157
DundeeWealth, Inc. .....................      84,191      1,237,285
Eldorado Gold Corp. (b).................     201,093      2,399,451
Equinox Minerals, Ltd. (a)(b)...........     210,199        793,517
European Goldfields, Ltd. (a)(b)........      42,501        292,821
First Uranium Corp. (a)(b)..............      33,574         43,351
FirstService Corp. (b)..................      60,508      1,383,653
FNX Mining Co., Inc. (b)................     104,153      1,393,087
Freehold Royalty Trust..................      77,802      1,299,065
Fronteer Development Group, Inc. (b)....      35,724        183,453
Gammon Gold, Inc. (b)...................     100,117        717,412
GMP Capital, Inc. ......................      90,933      1,277,212
Golden Star Resources, Ltd. (b).........     451,637      1,731,672
Great Canadian Gaming Corp. (a)(b)......     111,167        805,359
Groupe Aeroplan, Inc. ..................      53,212        558,580
Guardian Capital Group, Ltd. ...........     243,895      1,899,138
Home Capital Group, Inc. ...............      50,417      2,148,270
HudBay Minerals, Inc. (b)...............      99,935      1,251,958


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Ivanhoe Energy, Inc. (b)................      79,856   $    261,320
Jaguar Mining, Inc. (a)(b)..............      28,379        261,538
Linamar Corp. ..........................     109,777      2,060,179
MacDonald, Dettwiler & Associates,
  Ltd. (b)..............................      52,194      1,942,066
Major Drilling Group
  International, Inc. ..................      29,829        752,671
Martinrea International, Inc. (b).......      91,306        791,970
Methanex Corp. .........................      35,002        848,701
New Gold, Inc. (a)(b)...................     264,062      1,137,402
Northgate Minerals Corp. (b)............      65,417        196,660
Novagold Resources, Inc. (a)(b).........     157,119      1,124,325
NuVista Energy, Ltd. (a)................     129,829      1,490,816
Osisko Mining Corp. (a)(b)..............      77,181        673,256
Pan American Silver Corp. ..............      28,038        646,127
Peyto Energy Trust......................     100,455      1,337,684
Precision Drilling Trust (b)............      62,075        478,465
Progress Energy Resources Corp. (a).....     239,352      2,776,771
Quadra Mining, Ltd. (b).................      30,770        471,612
Quebecor, Inc. (Class B)................      60,275      2,054,418
Red Back Mining, Inc. (a)(b)............       4,215         86,207
Rubicon Minerals Corp. (b)..............      49,570        189,573
Russel Metals, Inc. (a).................      77,252      1,540,395
Savanna Energy Services Corp. ..........      98,532        675,948
Seabridge Gold, Inc. (b)................      13,659        330,923
ShawCor, Ltd. (Class A) (a).............      19,880        551,400
Sherritt International Corp. ...........      75,391        598,937
Silver Standard Resources, Inc. (a)(b)..      23,353        413,405
Silvercorp Metals, Inc. ................      54,592        375,049
Stantec, Inc. (b).......................      66,198      1,723,216
The Forzani Group, Ltd. ................      74,210      1,045,984
Thompson Creek Metals Co., Inc. (a)(b)..      48,869        660,867
Trican Well Service, Ltd. ..............      40,019        518,308
Uni-Select, Inc. .......................     114,123      3,013,509
Uranium One, Inc. (a)(b)................     264,328        698,240
UTS Energy Corp. (a)(b).................     199,227        477,179
Western Coal Corp. (b)..................      54,082        324,103
WestJet Airlines, Ltd. (b)..............      80,109      1,072,279
                                                       ------------
                                                         68,445,750
                                                       ------------
CHINA -- 3.5%
Allied Properties HK, Ltd. (b)..........   3,650,791        761,688
Cafe de Coral Holdings, Ltd. ...........   1,459,867      3,436,883
China Gas Holdings, Ltd. ...............     890,000        499,749
Chow Sang Sang Holding
  International, Ltd. ..................     912,939      1,258,059
Daphne International Holdings, Ltd. ....     370,000        357,387
Far East Consortium
  International, Ltd. ..................   3,175,098        940,503
G-Resources Group, Ltd. (b).............   4,032,000        257,040
Galaxy Entertainment Group, Ltd. (b)....     339,000        156,300
Geely Automobile Holdings, Ltd. ........      25,000         13,233
Hi Sun Technology China, Ltd. (b).......     678,000        502,953
HKR International, Ltd. ................   2,460,779      1,023,648
Integrated Distribution Services
  Group, Ltd. ..........................     552,953      1,011,234
Jinhui Shipping & Transportation,
  Ltd. (b)..............................      60,302        282,426
K Wah International Holdings, Ltd. .....   2,268,565        844,354
Kai Yuan Holdings, Ltd. (b).............   4,100,000        184,811
Melco International Development,
  Ltd. (b)..............................     227,000        101,737
Midland Holdings, Ltd. .................     381,790        417,945
PCCW, Ltd. .............................   2,582,000        768,146
REXLot Holdings, Ltd. ..................   1,475,000        210,858
Road King Infrastructure, Ltd. .........   1,078,544        888,982
Shun Tak Holdings, Ltd. ................     604,000        389,718
Techtronic Industries Co., Ltd. ........   1,382,500      1,121,711
Texwinca Holdings, Ltd. ................   1,916,050      2,114,769
Xinao Gas Holdings, Ltd. ...............     888,000      2,268,976
Xinyi Glass Holdings Co., Ltd. .........   1,483,809      1,354,876
                                                       ------------
                                                         21,167,986
                                                       ------------
DENMARK -- 1.1%
Bang & Olufsen A/S (a)(b)...............      23,453        283,470
D/S Norden A/S..........................      12,854        559,540
East Asiatic Co., Ltd. A/S (a)..........      32,870      1,027,580
Genmab A/S (a)(b).......................       9,946        125,367
GN Store Nord A/S (b)...................     184,880      1,108,897
IC Companys A/S (b).....................      24,300      1,020,247
NeuroSearch A/S (b).....................      30,757        944,752
SimCorp A/S (a).........................       7,862      1,454,682
                                                       ------------
                                                          6,524,535
                                                       ------------
FINLAND -- 2.5%
Amer Sports Oyj (Class A) (a)...........     151,653      1,793,462
Atria PLC...............................      55,674        926,589
Citycon Oyj.............................     238,722        952,893
Cramo Oyj (b)...........................      53,102      1,046,169
HKScan Oyj..............................     115,328      1,549,579
Kemira Oyj (a)(b).......................      22,388        239,619
Lassila & Tikanoja Oyj..................      75,108      1,571,178
Outotec Oyj.............................      10,575        381,336
Poyry Oyj (a)...........................      79,279      1,153,178
Talvivaara Mining Co. PLC (a)(b)........      70,943        478,019
Tieto Oyj (a)...........................      65,213      1,512,428
Tikkurila Oy (a)(b).....................       5,493        113,198
Vacon Oyj...............................      38,661      1,574,597
Vaisala Oyj (Class A) (a)...............      39,329      1,184,057
YIT Oyj (a).............................      24,966        577,663
                                                       ------------
                                                         15,053,965
                                                       ------------
FRANCE -- 2.9%
Canal + (b).............................      36,470        289,719
Carbone Lorraine SA.....................      31,152      1,133,882
Club Mediterranee SA (b)................      31,754        584,986
GL Events SA............................      29,696        795,597
Groupe Steria SCA.......................      30,836        955,901
IMS International Metal Service (b).....      35,477        546,765
Ingenico SA.............................      44,478      1,114,291
IPSOS...................................      53,424      1,890,692
Rhodia SA (b)...........................      61,731      1,281,322
Rubis...................................      32,926      2,878,069
Saft Groupe SA..........................      41,176      1,634,963
Sequana (b).............................      75,521        968,737
Societe de la Tour Eiffel...............      11,508        965,587
SOITEC (a)(b)...........................      90,597      1,398,715
Sperian Protection......................      10,289        845,207


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
UbiSoft Entertainment SA (a)(b).........      22,785   $    313,853
                                                       ------------
                                                         17,598,286
                                                       ------------
GERMANY -- 2.7%
Aixtron AG (a)..........................      25,372        914,059
Aurubis AG..............................      12,815        661,607
Demag Cranes AG (b).....................      28,130        987,917
Deutsche Wohnen AG (b)..................     136,118      1,382,832
DIC Asset AG (a)........................      43,557        427,293
Draegerwerk AG & Co. KGaA Preference
  Shares................................      14,204        991,722
Gerresheimer AG (b).....................      22,336        699,659
Gildemeister AG.........................      58,615        790,185
Indus Holding AG........................      63,390      1,195,675
Jenoptik AG (b).........................     140,909        833,201
Kloeckner & Co. SE (b)..................      25,730        761,932
Kontron AG..............................      79,686        780,747
KUKA AG (a)(b)..........................      47,779        660,397
Leoni AG................................      40,415        938,950
MLP AG..................................      58,653        619,113
Nordex SE (a)(b)........................      15,655        178,994
Patrizia Immobilien AG (a)(b)...........     108,859        478,715
Pfleiderer AG (b).......................      51,180        338,364
Q-Cells SE (a)(b).......................      17,523        174,508
Solar Millennium AG (a)(b)..............      20,234        485,970
Stada Arzneimittel AG...................      19,411        766,151
Symrise AG..............................      47,247      1,127,084
Wirecard AG (a).........................      25,737        243,773
                                                       ------------
                                                         16,438,848
                                                       ------------
GREECE -- 0.7%
Alapis Holding Industrial and
  Commercial SA.........................     520,596        309,944
Diana Shipping, Inc. (a)(b).............      20,226        305,817
DryShips, Inc. (a)(b)...................     100,299        585,746
Ellaktor SA.............................     107,290        603,924
Fourlis Holdings SA.....................      46,326        555,377
Hellenic Exchanges SA...................      74,171        652,345
Intracom Holdings SA (b)................     386,763        507,629
Michaniki SA............................     177,897        204,606
Paragon Shipping, Inc. (a)..............      30,220        140,825
                                                       ------------
                                                          3,866,213
                                                       ------------
HONG KONG -- 0.9%
Champion REIT...........................     767,000        366,475
Giordano International, Ltd. ...........   4,860,000      1,946,579
Pacific Basin Shipping, Ltd. ...........   1,312,000      1,044,234
Peace Mark (Holdings), Ltd. (b)(c)......     504,228              0
Sino Union Energy Investment Group
  Ltd. (b)..............................   1,840,000        208,533
VTech Holdings, Ltd. ...................     147,000      1,590,274
                                                       ------------
                                                          5,156,095
                                                       ------------
IRELAND -- 1.0%
C&C Group PLC...........................     246,658      1,116,737
Fyffes PLC..............................   1,460,980        751,203
Irish Life & Permanent Group Holdings
  PLC (b)(d)............................      67,849        270,186
Irish Life & Permanent Group Holdings
  PLC (b)(d)............................       4,712         18,809
Kingspan Group PLC (b)..................     112,612        975,201
Paddy Power PLC (d).....................      13,145        469,030
Paddy Power PLC (d).....................      68,211      2,432,007
Smurfit Kappa Group PLC (b).............      27,861        232,601
                                                       ------------
                                                          6,265,774
                                                       ------------
ITALY -- 1.9%
Amplifon SpA (b)........................     265,350      1,368,859
Astaldi SpA.............................     204,603      1,560,040
Banca Popolare dell'Etruria e del
  Lazio Scrl............................     201,352      1,073,450
Digital Multimedia Technologies
  SpA (b)...............................      27,275        589,016
Esprinet SpA............................      89,570        935,036
IMMSI SpA (b)...........................     672,771        807,004
Interpump Group SpA (b).................     258,671      1,279,278
Recordati SpA...........................     271,457      2,069,782
Sorin SpA (b)...........................     879,550      1,844,684
Tiscali SpA (b).........................      47,251         11,022
                                                       ------------
                                                         11,538,171
                                                       ------------
JAPAN -- 27.8%
Alps Electric Co., Ltd. (b).............     165,336      1,141,286
Asahi Holdings, Inc. (a)................      43,148        744,839
Bank of the Ryukyus, Ltd. ..............     127,700      1,439,085
Best Denki Co., Ltd. (a)(b).............     214,269        525,124
Central Glass Co., Ltd. ................     487,145      2,408,615
COMSYS Holdings Corp. (a)...............     191,050      1,850,388
DA Office Investment Corp. .............         284        606,965
Daifuku Co., Ltd. (a)...................     112,500        886,130
Daihen Corp. (a)........................     225,000      1,069,135
DAIICHI CHUO KISEN KAISHA (a)(b)........     141,834        447,785
Daimei Telecom Engineering Corp. .......     124,400        895,989
Dainippon Screen Manufacturing Co.,
  Ltd. (a)(b)...........................     228,000      1,066,310
DCM Japan Holdings Co., Ltd. (a)........     160,333        919,718
Don Quijote Co., Ltd. (a)...............      70,800      1,768,485
DOUTOR NICHIRES Holdings Co., Ltd. (a)..     154,432      2,047,744
DTS Corp. ..............................      81,982        814,205
eAccess, Ltd. (a).......................       1,873      1,367,065
EDION Corp. (a).........................      94,400        972,894
FCC Co., Ltd. (a).......................      93,948      1,865,085
Fukuoka REIT Corp. .....................         284      1,515,133
Furukawa Co., Ltd. (a)(b)...............     663,387        809,355
Glory, Ltd. (a).........................      67,800      1,684,842
H2O Retailing Corp. (a).................     225,000      1,538,688
Hanwa Co., Ltd. (a).....................     361,000      1,529,923
Heiwa Real Estate Co., Ltd. (a).........     300,000        902,183
Hitachi Kokusai Electric, Inc. (a)......     148,372      1,483,085
Hitachi Zosen Corp. (a).................     750,500      1,100,369
Horiba, Ltd. (a)........................      47,713      1,373,587
Hosiden Corp. (a).......................     105,000      1,374,304
Iino Kaiun Kaisha, Ltd. (a).............     130,400        869,426
IT Holdings Corp. (a)...................      87,508      1,065,755
Izumiya Co., Ltd. ......................     234,000      1,026,755
Japan Airport Terminal Co., Ltd. (a)....      88,900      1,234,934
Japan Asia Investment Co., Ltd. (a)(b)..     211,000        115,165
Japan Aviation Electronics Industry,
  Ltd. (a)..............................     137,000      1,038,056


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Japan Excellent, Inc. ..................         231   $  1,102,590
Japan Logistics Fund, Inc. .............         231      1,851,659
Juki Corp. (a)(b).......................     130,332        245,488
K's Holdings Corp. .....................      56,280      1,382,305
Kanematsu Corp. (a)(b)..................     712,698        587,305
Katakura Industries Co., Ltd. (a).......      89,874        928,172
Kayaba Industry Co., Ltd. (a)(b)........     289,832      1,070,120
Kenedix, Inc. (a)(b)....................         377        110,550
Kitz Corp. .............................     142,000        828,232
Kiyo Holdings, Inc. (a).................   1,073,000      1,423,930
Komori Corp. ...........................     101,236      1,255,699
Kurabo Industries, Ltd. ................     657,000      1,117,969
Kyowa Exeo Corp. (a)....................     124,400      1,027,791
Makino Milling Machine Co.,
  Ltd. (a)(b)...........................     147,000        953,360
Marudai Food Co., Ltd. .................     505,656      1,444,886
Maruha Nichiro Holdings, Inc. (a).......     718,485      1,022,672
Marusan Securities Co., Ltd. (a)........     153,598        935,330
Miraca Holdings, Inc. (a)...............      73,600      2,244,863
Mitsui Mining & Smelting Co., Ltd. (a)..     617,000      1,848,887
Mitsui-Soko Co., Ltd. ..................     282,000      1,056,293
Nabtesco Corp. (a)......................     137,000      1,826,862
Nakanishi, Inc. ........................       8,483        885,159
Net One Systems Co., Ltd. (a)...........         875      1,112,479
Neturen Co., Ltd. ......................     199,203      1,528,559
New City Residence Investment
  Corp. (c)(e)..........................           4              0
Nihon Dempa Kogyo Co., Ltd. (a).........      23,800        497,446
Nihon Kohden Corp. .....................      63,800      1,174,401
Nikkiso Co., Ltd. (a)...................     223,000      1,632,406
Nippon Accommodations Fund, Inc. (a)....         235      1,209,707
Nippon Carbon Co., Ltd. (a).............     215,712        708,728
Nippon Konpo Unyu Soko Co., Ltd. .......     209,000      2,366,460
Nippon Light Metal Co., Ltd. (b)........   1,348,000      1,961,986
Nippon Seiki Co., Ltd. (a)..............      81,000        957,887
Nippon Shinyaku Co., Ltd. (a)...........     201,000      2,278,029
Nippon Soda Co., Ltd. ..................     238,000      1,054,495
Nippon Suisan Kaisha, Ltd. (a)..........     377,699      1,095,424
Nippon Thompson Co., Ltd. (a)...........     206,000      1,435,210
Nishimatsu Construction Co., Ltd. ......     625,000        816,032
Nishimatsuya Chain Co., Ltd. (a)........     109,093      1,134,829
Nitto Boseki Co., Ltd. (a)(b)...........     493,153      1,050,272
NOF Corp. (a)...........................     410,000      1,623,502
NSD Co., Ltd. (a).......................      87,008      1,045,698
OKASAN SECURITES GROUP, Inc. ...........     240,682      1,151,379
Oki Electric Industry Co., Ltd. (a)(b)..   1,301,000      1,086,023
Orix JREIT, Inc. .......................         364      1,649,765
Osaka Securities Exchange Co., Ltd. ....         276      1,444,392
OSG Corp. (a)...........................     138,700      1,463,594
Park24 Co., Ltd. .......................     174,313      1,783,425
Point, Inc. (a).........................      22,710      1,361,045
Premier Investment Corp. ...............         439      1,444,697
Rengo Co., Ltd. ........................     185,000      1,088,934
Rohto Pharmaceutical Co., Ltd. (a)......     162,000      1,780,544
Ryohin Keikaku Co., Ltd. (a)............      29,203      1,232,939
Sakai Chemical Industry Co., Ltd. ......     310,565      1,512,276
Sanden Corp. (a)........................     443,000      1,630,908
Sankyu, Inc. (a)........................     251,000      1,238,345
Sanyo Shokai, Ltd. (a)..................     181,000        687,661
Sanyo Special Steel Co., Ltd. (a)(b)....     197,937        855,806
Sato Corp. (a)..........................     111,200      1,586,361
Seiren Co., Ltd. (a)....................     185,200      1,149,572
Shima Seiki Manufacturing, Ltd. (a).....      64,625      1,445,486
Shimachu Co., Ltd. .....................      88,100      1,880,045
Shochiku Co., Ltd. (a)..................     428,000      3,563,613
Shoei Co., Ltd. ........................     101,900        773,192
Sinfonia Technology Co., Ltd. (a).......     419,000        977,547
SMK Corp. (a)...........................     223,343      1,147,310
Star Micronics Co., Ltd. (a)............      60,000        660,103
Sumitomo Osaka Cement Co., Ltd. ........     868,793      1,506,255
Tadano, Ltd. (a)........................     141,526        766,397
Takara Holdings, Inc. (a)...............     283,000      1,587,029
Takasago International Corp. (a)........     306,694      1,654,257
Takefuji Corp. (a)......................      65,580        279,333
Takuma Co., Ltd. (a)(b).................     242,000        582,727
The Bank of Nagoya, Ltd. ...............     227,000        923,159
The Bank of Okinawa, Ltd. ..............      45,700      1,863,410
The Ehime Bank, Ltd. (a)................     633,000      1,781,667
The Eighteenth Bank, Ltd. ..............     602,730      1,812,576
The Hokuetsu Bank, Ltd. (a).............     855,000      1,399,989
The Michinoku Bank, Ltd. ...............     568,000      1,167,123
The Minato Bank, Ltd. (a)...............     708,000        924,401
The Miyazaki Bank, Ltd. ................     563,000      1,705,148
The Musashino Bank, Ltd. ...............      37,500      1,077,162
The Oita Bank, Ltd. ....................     373,000      1,373,202
The Tochigi Bank, Ltd. .................     235,000      1,028,628
The Tokushima Bank, Ltd. (a)(c).........     242,000        862,436
The Tokyo Tomin Bank, Ltd. .............      41,300        549,400
Toagosei Co., Ltd. .....................     520,818      2,212,808
TOC Co., Ltd. (a).......................     185,500        702,772
Toei Co., Ltd. .........................     287,000      1,468,172
Toho Holdings Co., Ltd. (a).............      68,919        902,792
Toho Zinc Co., Ltd. (a).................     217,000      1,065,957
Tokai Tokyo Financial Holdings, Inc. ...     227,000        947,453
Tokyo Dome Corp. .......................     225,000        640,518
Tokyo Tatemono Co., Ltd. ...............     199,000        715,582
Topy Industries, Ltd. ..................     678,381      1,539,135
Toyo Corp/Chuo-ku.......................     157,148      1,380,763
Toyo Tire & Rubber Co., Ltd. (a)........     362,000        844,563
Toyobo Co., Ltd. (a)....................     922,788      1,471,483
Ulvac, Inc. (a).........................      43,200      1,122,072
Unitika, Ltd. (b).......................     936,000        761,301
Yodogawa Steel Works, Ltd. .............     378,000      1,695,013
Zenrin Co., Ltd. (a)....................      51,377        615,820
                                                       ------------
                                                        166,857,544
                                                       ------------
NETHERLANDS -- 2.5%
Aalberts Industries NV (a)..............      81,761      1,306,549
ASM International NV (a)(b).............      64,923      1,739,376
BinckBank NV............................      20,919        370,802
Chicago Bridge & Iron Co. NV (b)........      37,875        880,972
Crucell NV (b)..........................      70,062      1,442,395
Draka Holding NV (b)....................      25,676        453,733
Exact Holding NV........................      44,973      1,202,150
KAS Bank NV.............................      87,701      1,616,854
Koninklijke BAM Groep NV (a)............      34,814        271,335


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Mediq NV................................     142,016   $  2,623,008
Nutreco Holding NV......................      12,021        758,791
Ordina NV (b)...........................      88,215        497,150
Orthofix International NV (a)(b)........      27,130        986,989
ProLogis European Properties (b)........      35,903        253,249
VistaPrint NV (b).......................      13,676        782,951
                                                       ------------
                                                         15,186,304
                                                       ------------
NEW ZEALAND -- 0.5%
Auckland International Airport, Ltd. ...     628,999        865,834
Fisher & Paykel Appliances Holdings,
  Ltd. (a)(b)...........................     926,487        407,581
Fisher & Paykel Healthcare
  Corp., Ltd. ..........................     649,845      1,512,400
Nuplex Industries, Ltd. (a).............     100,448        251,593
                                                       ------------
                                                          3,037,408
                                                       ------------
NORWAY -- 2.0%
Deep Sea Supply PLC (b).................     162,651        284,982
DNO International ASA (a)(b)............     962,446      1,198,254
Ekornes ASA.............................     114,125      2,499,494
Ganger Rolf ASA.........................       3,530         93,369
Norske Skogindustrier ASA (a)(b)........     239,488        362,720
Norwegian Property ASA (b)..............     378,990        791,731
Petroleum Geo-Services ASA (b)..........      81,768      1,072,433
Prosafe Production Public, Ltd. (b).....     117,813        292,761
Sevan Marine ASA (a)(b).................     158,307        248,034
Songa Offshore SE (b)...................     117,761        535,665
Subsea 7, Inc. (a)(b)...................      35,823        726,635
TGS Nopec Geophysical Co. ASA (b).......      42,776        908,748
Tomra Systems ASA.......................     177,981        872,559
Veidekke ASA............................     237,625      1,941,610
                                                       ------------
                                                         11,828,995
                                                       ------------
PORTUGAL -- 0.4%
Altri SGPS SA (a)(b)....................     171,042      1,152,555
Semapa-Sociedade de Investimento e
  Gestao, SGPS, SA (b)..................     132,425      1,406,596
                                                       ------------
                                                          2,559,151
                                                       ------------
SINGAPORE -- 3.0%
Bukit Sembawang Estates, Ltd. ..........     243,080        815,454
CapitaCommercial Trust (a)..............     618,000        477,408
Cosco Corp. Singapore, Ltd. (a).........     416,000        368,971
Ezra Holdings, Ltd. (a).................     209,000        352,806
Haw Par Corp., Ltd. ....................     700,352      2,995,676
Hong Leong Finance, Ltd. ...............   1,558,656      3,389,231
Indofood Agri Resources, Ltd. (b).......     203,000        325,253
Mapletree Logistics Trust...............   3,631,965      2,208,197
Parkway Holdings, Ltd. .................   1,089,309      2,617,988
Straits Asia Resources, Ltd. ...........     288,000        444,962
Suntec REIT.............................   2,215,000      2,123,028
Verigy, Ltd. (a)(b).....................      57,848        646,741
Wing Tai Holdings, Ltd. ................   1,149,000      1,487,565
                                                       ------------
                                                         18,253,280
                                                       ------------
SOUTH KOREA -- 5.9%
Asiana Airlines (b).....................     185,062        677,146
Celltrion, Inc. (b).....................      18,373        322,333
Cheil Communications, Inc. .............       8,324      2,464,572
CJ CheilJedang Corp. ...................       2,429        483,031
Daewoo Motor Sales (b)..................      41,331        141,916
Daum Communications Corp. (b)...........      14,337        854,049
Dong-A Pharmaceutical Co., Ltd. ........      10,754      1,097,783
Doosan Corp. ...........................       4,564        518,338
Eugene Investment & Securities Co.,
  Ltd. (b)..............................     484,538        364,008
Hana Tour Service, Inc. ................      20,671        866,887
Hanjin Heavy Industries & Construction
  Co., Ltd. ............................       8,460        192,536
Hanjin Shipping Co., Ltd. (b)...........      15,442        423,770
Hanjin Shipping Holdings Co., Ltd. (b)..       3,187         57,602
Hanmi Pharm Co., Ltd. ..................       9,710        939,719
Hansol Paper Co. .......................      62,866        572,292
Hanwha Chemical Corp. ..................      81,635        995,681
Hanwha Securities Co. (b)...............      77,053        549,576
Hite Brewery Co., Ltd. .................       7,354        926,197
Hotel Shilla Co., Ltd. .................      58,382      1,171,304
Humax Co., Ltd. ........................      38,962        538,915
Humax Holdings Co., Ltd. ...............       9,827         91,630
Hyundai Department Store Co., Ltd. .....      16,452      1,504,956
Hyundai Marine & Fire Insurance Co.,
  Ltd. (b)..............................      69,372      1,122,018
Jeonbuk Bank............................     196,972      1,223,840
Korean Reinsurance Co. .................      99,920        883,115
LG International Corp. .................      54,779      1,476,653
LG Life Sciences, Ltd. (b)..............      19,798        999,130
LG Telecom, Ltd. .......................      64,584        440,663
LIG Insurance Co., Ltd. ................      47,222        918,188
LS Industrial Systems Co., Ltd. ........      17,962      1,274,779
MegaStudy Co., Ltd. ....................       4,550        749,989
Meritz Fire & Marine Insurance
  Co., Ltd. ............................     131,487        854,151
Meritz Securities Co., Ltd. (b).........     620,890        647,532
ORION Corp. ............................       5,218      1,300,522
Poongsan Corp. .........................      98,885      2,097,521
Samsung Fine Chemicals Co., Ltd. .......      23,093      1,036,833
Seoul Semiconductor Co., Ltd. ..........       9,599        369,894
SFA Engineering Corp. ..................      17,695        744,427
SK Chemicals Co., Ltd. .................      24,857      1,159,971
STX Offshore & Shipbuilding Co., Ltd. ..      18,680        212,976
STX Pan Ocean Co. Ltd. .................      42,810        507,008
Taekwang Industrial Co. Ltd. ...........         361        228,447
Yuhan Corp. ............................       8,333      1,270,443
                                                       ------------
                                                         35,272,341
                                                       ------------
SPAIN -- 1.7%
Almirall SA.............................      13,662        172,290
Amper, SA (a)...........................     111,156        797,147
Campofrio Food Group SA (a)(b)..........     165,922      1,567,073
Construcciones y Auxiliar de
  Ferrocarriles SA......................       4,767      2,812,298
Ercros SA (a)(b)........................     198,140        345,317
Faes Farma SA (a)(d)....................     163,668        756,283
Faes Farma SA (a)(b)(d).................      13,368         61,771
General de Alquiler de
  Maquinaria (a)(d).....................      25,013        109,996
General de Alquiler de
  Maquinaria (a)(b)(d)..................      52,661        231,581
Tubacex SA (a)..........................     220,801        885,840
Tubos Reunidos SA.......................     263,806        756,746


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Vidrala SA..............................      58,645   $  1,492,621
                                                       ------------
                                                          9,988,963
                                                       ------------
SWEDEN -- 2.5%
Carnegie Investment Bank AB (a)(c)......      59,625              0
Castellum AB (a)........................     178,077      1,800,070
Elekta AB (Class B) (a).................      97,227      2,728,895
Haldex AB (b)...........................     235,299      1,928,948
Intrum Justitia AB (a)..................      96,859      1,231,430
Kungsleden AB...........................     148,044      1,167,361
New Wave Group AB (Class B) (a).........     222,008      1,141,350
Q-Med AB................................     132,785      1,291,503
TradeDoubler AB (a)(b)..................      78,949        435,497
Trelleborg AB (Class B) (a).............     230,647      1,690,514
Wihlborgs Fastigheter AB (a)............      86,070      1,823,770
                                                       ------------
                                                         15,239,338
                                                       ------------
SWITZERLAND -- 2.5%
Basilea Pharmaceutica AG (a)(b).........       8,324        646,513
Belimo Holding AG.......................       2,208      2,790,024
Daetwyler Holding AG....................      28,397      1,834,588
Georg Fischer AG (a)(b).................       2,773      1,019,572
Kudelski SA.............................      58,389      1,801,236
Kuoni Reisen Holding (Class B)..........       4,175      1,675,871
Meyer Burger Technology AG (b)..........       7,884        197,746
Mobimo Holding AG (b)...................       2,842        515,721
Petroplus Holdings AG (b)...............      34,927        650,059
Temenos Group AG (a)(b).................      65,397      1,929,198
Valora Holding AG.......................       7,642      1,982,106
                                                       ------------
                                                         15,042,634
                                                       ------------
UNITED KINGDOM -- 11.7%
Arriva PLC..............................     108,462      1,205,976
Barratt Developments PLC (b)............     280,898        528,357
Bellway PLC.............................      82,581        964,557
Bodycote PLC............................     189,048        602,498
Bovis Homes Group PLC (b)...............     161,401        979,317
Britvic PLC.............................     204,708      1,440,821
BTG PLC (b).............................      92,318        249,686
Charter International PLC...............      53,389        607,798
Chemring Group PLC......................      37,990      1,908,032
Chloride Group (a)......................     446,003      1,421,415
Connaught PLC (a).......................     298,173      1,117,178
Cookson Group PLC (b)...................      89,458        741,594
Croda International PLC.................     105,522      1,499,822
CSR PLC (b).............................      62,470        434,004
Dairy Crest Group PLC...................     154,929        873,774
Debenhams PLC (b).......................     484,936        556,849
Dimension Data Holdings PLC.............   1,289,380      1,784,723
DS Smith PLC............................     292,929        598,976
DSG International PLC (b)...............   1,870,314        991,560
Elementis PLC...........................     798,709        690,590
Enterprise Inns PLC (b).................     159,148        289,694
Fenner PLC..............................     315,352      1,018,423
Galliford Try PLC.......................     110,727        536,638
Game Group PLC..........................     364,787        543,662
Gem Diamonds, Ltd. (b)..................      57,639        216,833
Hardy Oil & Gas PLC (b).................      26,738         85,985
Helphire PLC (b)........................     336,340        278,056
Henderson Group PLC.....................     452,697        968,242
HMV Group PLC (a).......................     699,274        896,847
Hochschild Mining PLC...................      46,767        199,911
Hunting PLC.............................      52,657        491,633
Intermediate Capital Group PLC..........     152,941        628,710
International Personal Finance..........     257,102        937,166
Interserve PLC..........................     163,586        537,851
ITE Group PLC (a).......................     454,287        987,492
J.D. Wetherspoon PLC....................     140,987      1,081,079
Jardine Lloyd Thompson Group PLC........     174,452      1,468,676
JKX Oil & Gas PLC.......................      61,986        265,155
Keller Group PLC........................      87,938        901,738
Kier Group PLC..........................      51,814        864,564
Laird PLC...............................     181,211        338,376
Lamprell PLC............................      67,746        248,689
Melrose PLC.............................     504,902      1,686,481
Michael Page International PLC..........     236,122      1,432,694
Micro Focus International PLC...........      84,048        639,375
Mitchells & Butlers PLC (b).............     200,394        963,610
Mitie Group PLC.........................     434,686      1,507,992
Mondi PLC...............................     299,447      2,108,088
Morgan Crucible Co. PLC.................     263,749        814,965
Morgan Sindall PLC......................      58,841        486,445
N Brown Group PLC.......................     223,626        742,210
National Express Group PLC..............     179,658        624,078
Northern Foods PLC......................     837,166        739,080
Northgate PLC (b).......................      44,521        126,288
Pace PLC................................      88,692        258,445
PayPoint PLC............................      93,552        496,682
Premier Farnell PLC.....................     411,403      1,407,874
Premier Foods PLC (b)...................   1,158,321        557,690
Punch Taverns PLC (b)...................     164,392        199,493
PV Crystalox Solar PLC..................     233,585        170,076
Rank Group PLC..........................     730,587      1,303,276
Redrow PLC (b)..........................     269,097        578,410
Regus PLC...............................     190,569        322,318
Restaurant Group PLC....................     297,780      1,052,467
RPS Group PLC...........................     271,011        839,460
Salamander Energy PLC (b)...............      77,582        311,628
Senior PLC..............................     590,209        988,398
Shaftesbury PLC.........................     286,811      1,673,255
Shanks Group PLC........................     370,615        567,808
SIG PLC (b).............................     262,536        452,402
SOCO International PLC (b)..............      26,082        654,385
Spectris PLC............................      99,416      1,247,905
Spirent Communications PLC..............     262,357        493,084
SSL International PLC...................     178,315      2,199,052
St. James's Place PLC...................     165,446        653,764
Stagecoach Group PLC....................     272,942        758,495
Tullett Prebon PLC......................     225,915      1,198,389
UK Coal PLC (b).........................     147,962        112,783
Ultra Electronics Holdings PLC..........      45,709      1,040,734
Unite Group PLC (b).....................     254,871        997,851
Victrex PLC.............................     137,069      1,830,736
Wellstream Holdings PLC.................      42,053        417,826
WH Smith PLC............................     149,633      1,102,888
Wincanton PLC...........................     209,269        638,849
Yell Group PLC (b)......................   1,041,349        648,592
                                                       ------------
                                                         70,029,268
                                                       ------------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
TOTAL COMMON STOCKS --
  (Cost $636,518,618)...................               $594,576,638
                                                       ------------
RIGHTS -- 0.0% (F)
SOUTH KOREA -- 0.0% (F)
Hanwha Securities Co.
  (expiring 4/27/10) (b)
  (Cost $0).............................      18,317         40,473
                                                       ------------
WARRANTS -- 0.0% (F)
ITALY -- 0.0% (F)
Interpump Group SpA
  (expiring 10/31/12) (b)
  (Cost $0).............................      51,560         18,802
                                                       ------------
SHORT TERM INVESTMENTS -- 11.1%
UNITED STATES -- 11.1%
MONEY MARKET FUNDS -- 11.1%
State Street Institutional Liquid
  Reserves Fund (g).....................     256,051        256,051
State Street Navigator Securities
  Lending Prime Portfolio (g)(h)........  66,475,199     66,475,199
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $66,731,250)....................                 66,731,250
                                                       ------------
TOTAL INVESTMENTS -- 110.2%
  (Cost $703,249,868)...................                661,367,163
OTHER ASSETS AND
  LIABILITIES -- (10.2)%................                (61,171,160)
                                                       ------------
NET ASSETS -- 100.0%....................               $600,196,003
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Record Realty, Peace Mark (Holdings), Ltd., New
     City Residence Investment Corp. and Carnegie Investment
     Bank AB, values are determined based on Level 3 inputs.
     The Tokushima Bank, Ltd., value is determined based on Level 2 inputs.
(d) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)  Company has filed for insolvency.
(f)  Amount shown represents less than 0.05% of net assets.
(g)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(h)  Investments of cash collateral for securities loaned.


REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        ------          -----
COMMON STOCKS -- 99.5%
AUSTRALIA -- 17.9%
Abacus Property Group...................   5,956,151   $    2,186,741
Astro Japan Property Group (a)..........   2,250,684          754,013
Bunnings Warehouse Property Trust.......   1,333,519        2,374,502
CFS Retail Property Trust (a)...........   7,371,272       12,685,725
Charter Hall Office REIT (a)............  20,178,710        5,278,491
Charter Hall Retail REIT (a)............   6,193,948        3,183,663
Commonwealth Property Office Fund (a)...   7,845,891        6,517,221
Dexus Property Group....................  19,657,379       14,614,441
Goodman Group...........................  25,533,319       15,350,416
GPT Group...............................  41,492,815       21,898,396
ING Industrial Fund.....................  10,444,718        4,266,073
ING Office Fund (a).....................  10,839,058        5,819,946
Westfield Group.........................   9,723,688      107,634,102
                                                       --------------
                                                          202,563,730
                                                       --------------
AUSTRIA -- 2.3%
Atrium European Real Estate, Ltd. (a)...     899,262        5,767,589
CA Immobilien Anlagen AG (a)(b).........     351,226        4,262,936
Immoeast AG (a)(b)......................   1,691,925        9,294,731
Immofinanz AG (a)(b)....................   1,888,522        6,873,913
                                                       --------------
                                                           26,199,169
                                                       --------------
BELGIUM -- 1.1%
Befimmo S.C.A. .........................      60,973        5,132,482
Cofinimmo (b)...........................      49,962        7,054,431
                                                       --------------
                                                           12,186,913
                                                       --------------
CANADA -- 8.7%
Artis REIT..............................     103,160        1,187,629
Boardwalk REIT..........................     105,595        4,189,245
Brookfield Asset Management, Inc. (Class
  A) (a)................................   2,291,295       58,380,539
Calloway REIT...........................     186,438        3,897,639
Canadian Apartment Properties REIT......     148,902        2,106,100
Canadian REIT...........................     144,331        3,933,519
Chartwell Seniors Housing REIT..........     279,417        1,996,721
Extendicare REIT........................     172,245        1,777,542
First Capital Realty, Inc. (a)..........     159,959        3,493,856
H&R REIT................................     315,214        5,166,831
Primaris Retail REIT....................     136,778        2,264,916
RioCan REIT.............................     529,175        9,638,908
                                                       --------------
                                                           98,033,445
                                                       --------------
CHINA -- 3.8%
Hongkong Land Holdings, Ltd. (a)........   5,469,000       27,727,830
Kerry Properties, Ltd. .................   2,759,170       14,800,241
                                                       --------------
                                                           42,528,071
                                                       --------------
FRANCE -- 11.2%
Fonciere des Regions (a)(b).............     111,680       12,323,358
Gecina SA...............................      93,557       10,372,942
Klepierre (a)...........................     392,683       15,451,342
Societe Immobiliere de Location pour
  l'Industrie et le Commerce (a)........      41,947        5,306,349
Unibail-Rodamco SE......................     408,031       82,815,976
                                                       --------------
                                                          126,269,967
                                                       --------------
GERMANY -- 0.3%
IVG Immobilien AG (a)(b)................     378,547        3,314,010
                                                       --------------
HONG KONG -- 9.0%
Champion REIT...........................   7,780,319        3,717,463
GZI REIT................................   3,200,000        1,360,001
Hang Lung Group, Ltd. ..................   3,747,808       19,886,111
Hang Lung Properties, Ltd. .............   8,189,755       33,013,424
Hysan Development Co., Ltd. ............   2,733,893        7,904,478
Prosperity REIT.........................   4,992,000          932,219
The Link REIT...........................   9,845,311       24,268,710
Wheelock & Co., Ltd. ...................   3,699,545       10,910,863
                                                       --------------
                                                          101,993,269
                                                       --------------
ITALY -- 0.1%
Beni Stabili SpA (a)....................   1,695,277        1,644,711
                                                       --------------
JAPAN -- 17.9%
Aeon Mall Co., Ltd. ....................     356,340        7,516,547
DA Office Investment Corp. (a)..........       1,154        2,466,329
Daibiru Corp. (a).......................     253,700        2,139,508
Frontier Real Estate Investment
  Corp. (a).............................         650        5,050,300
Fukuoka REIT Corp. .....................         404        2,155,330
Global One Real Estate Investment Co.,
  Ltd. (a)..............................         430        3,009,632
Hankyu REIT, Inc. ......................         377        1,488,795
Heiwa Real Estate Co., Ltd. (a).........     665,500        2,001,343
Japan Excellent, Inc. ..................         628        2,997,517
Japan Hotel and Resort, Inc. ...........         337          477,873
JAPAN OFFICE Investment Corp. ..........         656          589,024
Japan Prime Realty Investment Corp. ....       3,142        6,997,541
Japan Real Estate Investment Corp. (a)..       2,189       18,671,158
Japan Retail Fund Investment Corp. (a)..       7,553        8,891,588
Kenedix Realty Investment Corp. ........       1,042        2,800,152
Mitsui Fudosan Co., Ltd. ...............   3,933,000       66,798,705
Mori Hills REIT Investment Corp. (a)....         740        1,625,878
Mori Trust Sogo REIT, Inc. (a)..........         505        4,431,721
Nippon Building Fund, Inc. (a)..........       2,417       20,822,827
Nippon Commercial Investment Corp. .....       1,156        1,561,293
Nomura Real Estate Office Fund,
  Inc. (a)..............................       1,296        7,281,678
NTT Urban Development Corp. (a).........       4,835        4,087,810
Orix JREIT, Inc. (a)....................       1,115        5,053,537
Premier Investment Corp. ...............         589        1,938,329
Shoei Co., Ltd. (a).....................     161,290        1,223,829
Tokyu Land Corp. (a)....................   2,042,000        7,801,734
Tokyu REIT, Inc. (a)....................         754        3,966,085
Top REIT, Inc. .........................         692        3,132,663
United Urban Investment Corp. ..........         896        5,158,904
                                                       --------------
                                                          202,137,630
                                                       --------------
NETHERLANDS -- 2.3%
Corio NV................................     216,334       14,470,683
Eurocommercial Properties NV............     160,261        6,451,260
VastNed Retail NV.......................      81,690        5,465,940
                                                       --------------
                                                           26,387,883
                                                       --------------


See accompanying notes to financial statements.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES          VALUE
--------------------                        ------          -----
NEW ZEALAND -- 0.7%
AMP NZ Office Trust (a).................   3,411,993   $    1,815,735
Goodman Property Trust..................   2,800,925        1,987,396
ING Property Trust (a)..................   2,402,882        1,261,674
Kiwi Income Property Trust (a)..........   3,610,285        2,561,677
                                                       --------------
                                                            7,626,482
                                                       --------------
SINGAPORE -- 7.0%
Ascendas REIT (a).......................   5,805,940        7,973,538
Cambridge Industrial Trust..............   3,179,232        1,057,432
CapitaCommercial Trust (a)..............   7,190,978        5,555,063
CapitaLand, Ltd. (a)....................  11,184,999       31,761,701
CapitaMall Trust........................   8,992,078       11,384,413
Frasers Commercial Trust (a)............  10,384,642        1,114,192
Guocoland, Ltd. ........................   1,083,000        1,843,668
Mapletree Logistics Trust (a)...........   4,856,000        2,952,398
Singapore Land, Ltd. ...................     584,000        2,840,528
Starhill Global REIT (a)................   4,462,000        1,787,289
Suntec REIT (a).........................   8,053,366        7,718,973
United Industrial Corp., Ltd. ..........   1,715,000        2,527,020
                                                       --------------
                                                           78,516,215
                                                       --------------
SOUTH AFRICA -- 0.7%
Capital Property Fund...................   1,591,686        1,560,487
Fountainhead Property Trust.............   4,435,692        4,107,150
SA Corporate Real Estate Fund...........   3,527,078        1,344,756
Sycom Property Fund.....................     439,692        1,303,399
                                                       --------------
                                                            8,315,792
                                                       --------------
SPAIN -- 0.0% (C)
Martinsa-Fadesa SA (b)(d)(e)............      35,998                0
                                                       --------------
SWEDEN -- 1.5%
Castellum AB (a)........................     769,154        7,774,900
Fabege AB (a)...........................     652,941        4,427,334
Kungsleden AB...........................     610,487        4,813,830
                                                       --------------
                                                           17,016,064
                                                       --------------
SWITZERLAND -- 2.0%
PSP Swiss Property AG (b)...............     155,384        9,994,297
Swiss Prime Site AG (b).................     208,892       13,088,620
                                                       --------------
                                                           23,082,917
                                                       --------------
UNITED KINGDOM -- 13.0%
Big Yellow Group PLC (b)................     455,141        2,347,372
British Land Co. PLC....................   3,894,528       28,421,520
Derwent London PLC......................     450,847        9,341,938
Grainger PLC............................   1,852,622        3,793,829
Great Portland Estates PLC..............   1,398,403        6,669,173
Hammerson PLC...........................   3,116,876       18,599,916
Land Securities Group PLC...............   3,423,494       35,209,218
Liberty International PLC...............   2,569,851       19,627,479
Segro PLC...............................   3,283,989       15,920,825
Shaftesbury PLC.........................   1,008,996        5,886,482
Workspace Group PLC.....................   3,994,984        1,454,399
                                                       --------------
                                                          147,272,151
                                                       --------------
TOTAL COMMON STOCKS --
  (Cost $1,331,801,652).................                1,125,088,419
                                                       --------------
SHORT TERM INVESTMENTS -- 8.7%
UNITED STATES -- 8.7%
MONEY MARKET FUNDS -- 8.7%
State Street Institutional Liquid
  Reserves Fund (f).....................     101,938          101,938
State Street Navigator Securities
  Lending Prime Portfolio (f)(g)........  98,152,076       98,152,076
                                                       --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $98,254,014)....................                   98,254,014
                                                       --------------
TOTAL INVESTMENTS -- 108.2%
  (Cost $1,430,055,666).................                1,223,342,433
OTHER ASSETS AND
  LIABILITIES -- (8.2)%.................                  (93,187,682)
                                                       --------------
NET ASSETS -- 100.0%....................               $1,130,154,751
                                                       ==============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(e)  Company has filed for insolvency.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(g)  Investments of cash collateral for securities loaned.


REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.5%
AUSTRALIA -- 1.7%
AGL Energy, Ltd. (a)....................      25,907   $    357,394
Asciano Group (b).......................     169,216        294,322
Intoll Group............................     133,896        137,644
Macquarie Atlas Roads Group (b).........         779            672
Transurban Group........................      76,936        356,609
                                                       ------------
                                                          1,146,641
                                                       ------------
BRAZIL -- 0.8%
Centrais Eletricas Brasileiras SA ADR...      15,258        224,848
Companhia Energetica de Minas Gerais
  ADR (a)...............................      20,092        334,331
                                                       ------------
                                                            559,179
                                                       ------------
CANADA -- 4.7%
Enbridge, Inc. (a)......................      22,120      1,056,126
Fortis, Inc. (a)........................       9,993        284,557
TransAlta Corp. (a).....................      12,664        280,479
TransCanada Corp. (a)...................      40,095      1,470,934
                                                       ------------
                                                          3,092,096
                                                       ------------
FINLAND -- 1.0%
Fortum Oyj..............................      26,046        638,248
                                                       ------------
FRANCE -- 8.3%
EDF SA..................................      15,126        826,866
GDF Suez................................      95,945      3,712,942
Veolia Environnement....................      27,324        949,443
                                                       ------------
                                                          5,489,251
                                                       ------------
GERMANY -- 9.6%
E.ON AG (a).............................     116,794      4,319,856
RWE AG (a)..............................      22,885      2,031,349
                                                       ------------
                                                          6,351,205
                                                       ------------
HONG KONG -- 3.1%
CLP Holdings, Ltd. .....................     106,500        761,233
Hong Kong & China Gas Co., Ltd. ........     284,320        708,905
HongKong Electric Holdings, Ltd. .......      93,000        551,554
                                                       ------------
                                                          2,021,692
                                                       ------------
ITALY -- 5.9%
A2A SpA.................................      90,429        169,957
Atlantia SpA............................      24,584        574,812
Enel SpA................................     408,632      2,289,088
Snam Rete Gas SpA (a)...................      97,844        496,803
Terna Rete Elettrica Nationale SpA......      86,875        376,456
                                                       ------------
                                                          3,907,116
                                                       ------------
JAPAN -- 9.8%
Chubu Electric Power Co., Inc. (a)......      34,270        857,117
Electric Power Development Co.,
  Ltd. (a)..............................       9,800        323,031
Hokkaido Electric Power Co., Inc. (a)...       9,300        178,555
Hokuriku Electric Power Co. (a).........       9,500        209,032
Kyushu Electric Power Co., Inc. (a).....      20,609        448,837
Osaka Gas Co., Ltd. (a).................      94,000        337,008
Shikoku Electric Power Co., Inc. (a)....      10,326        292,739
The Chugoku Electric Power Co.,
  Inc. (a)..............................      16,100        320,139
The Kansai Electric Power Co.,
  Inc. (a)..............................      41,429        949,710
The Tokyo Electric Power Co., Inc. (a)..      59,127      1,576,889
Tohoku Electric Power Co., Inc. (a).....      22,200        469,469
Tokyo Gas Co., Ltd. ....................     120,000        529,110
                                                       ------------
                                                          6,491,636
                                                       ------------
PORTUGAL -- 1.3%
Brisa Auto- Estradas de Portugal SA.....      26,026        221,155
EDP -- Energias de Portugal SA..........     159,123        633,655
                                                       ------------
                                                            854,810
                                                       ------------
SOUTH KOREA -- 0.7%
Korea Electric Power Corp. ADR (b)......      29,654        481,581
                                                       ------------
SPAIN -- 5.9%
Abertis Infraestructuras SA (a).........      20,397        393,288
Enagas..................................      10,348        227,180
Gas Natural SDG SA (a)..................      26,728        494,384
Iberdrola Renovables SA.................      48,828        203,163
Iberdrola SA............................     300,530      2,551,710
                                                       ------------
                                                          3,869,725
                                                       ------------
UNITED KINGDOM -- 7.5%
Centrica PLC............................     297,357      1,325,668
Drax Group PLC..........................      21,783        123,447
International Power PLC.................      88,011        425,744
National Grid PLC.......................     144,455      1,405,680
Pennon Group PLC........................      20,186        159,990
Scottish & Southern Energy PLC..........      53,703        896,898
Severn Trent PLC........................      13,944        252,763
United Utilities Group PLC..............      39,076        331,344
                                                       ------------
                                                          4,921,534
                                                       ------------
UNITED STATES -- 39.2%
Allegheny Energy, Inc. (a)..............      10,022        230,506
Alliant Energy Corp. ...................       6,487        215,758
Ameren Corp. ...........................      13,744        358,444
American Electric Power Co., Inc. ......      27,773        949,281
American Tower Corp. (Class A) (b)......      23,390        996,648
Aqua America, Inc. (a)..................       8,191        143,916
Calpine Corp. (b).......................      19,200        228,288
CenterPoint Energy, Inc. ...............      22,604        324,593
CMS Energy Corp. (a)....................      13,486        208,494
Consolidated Edison, Inc. (a)...........      16,420        731,347
Constellation Energy Group, Inc. .......      11,754        412,683
Crown Castle International
  Corp. (a)(b)..........................      17,089        653,312
Dominion Resources, Inc. (a)............      35,078      1,442,057
DTE Energy Co. (a)......................       9,498        423,611
Duke Energy Corp. ......................      75,655      1,234,690
Edison International....................      19,105        652,818
El Paso Corp. ..........................      40,927        443,649
Entergy Corp. ..........................      11,005        895,257
EQT Corp. ..............................       8,344        342,104
Exelon Corp. ...........................      38,505      1,686,904
FirstEnergy Corp. ......................      17,775        694,825
FPL Group, Inc. ........................      23,854      1,152,864
Integrys Energy Group, Inc. (a).........       4,416        209,230
Kinder Morgan Management, LLC (b).......       4,994        292,748
Mirant Corp. (b)........................       8,568         93,048
National Fuel Gas Co. (a)...............       4,753        240,264
NiSource, Inc. .........................      16,074        253,969


See accompanying notes to financial statements.

SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Northeast Utilities (a).................      10,110   $    279,440
NRG Energy, Inc. (a)(b).................      15,275        319,247
NSTAR (a)...............................       6,241        221,056
ONEOK, Inc. (a).........................       6,208        283,395
Pepco Holdings, Inc. (a)................      13,040        223,636
PG&E Corp. (a)..........................      21,639        917,926
Pinnacle West Capital Corp. ............       5,861        221,136
PPL Corp. ..............................      21,993        609,426
Progress Energy, Inc. (a)...............      16,372        644,402
Public Service Enterprise Group, Inc. ..      29,573        872,995
SBA Communications Corp. (Class
  A) (a)(b).............................       6,862        247,512
SCANA Corp. (a).........................       7,170        269,520
Sempra Energy...........................      14,343        715,716
Southern Co. ...........................      47,904      1,588,497
Spectra Energy Corp. (a)................      37,519        845,303
The AES Corp. (b).......................      38,407        422,477
The Williams Cos., Inc. ................      34,006        785,539
Wisconsin Energy Corp. .................       6,901        340,978
Xcel Energy, Inc. (a)...................      26,467        561,100
                                                       ------------
                                                         25,880,609
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $87,039,041)....................                 65,705,323
                                                       ------------
SHORT TERM INVESTMENTS -- 18.2%
UNITED STATES -- 18.2%
MONEY MARKET FUNDS -- 18.2%
State Street Institutional Liquid
  Reserves Fund (c).....................      87,775         87,775
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  11,912,025     11,912,025
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $11,999,800)....................                 11,999,800
                                                       ------------
TOTAL INVESTMENTS -- 117.7%
  (Cost $99,038,841)....................                 77,705,123
OTHER ASSETS AND
  LIABILITIES -- (17.7)%................                (11,697,942)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 66,007,181
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.3%
AUSTRALIA -- 6.2%
Alumina, Ltd. ..........................     219,045   $    346,812
Amcor, Ltd. ............................      92,523        542,653
AMP, Ltd. ..............................      64,466        370,405
Australia & New Zealand Banking
  Group, Ltd. ..........................      43,710      1,017,423
BHP Billiton, Ltd. .....................      95,963      3,839,390
BlueScope Steel, Ltd. (a)...............     136,220        363,836
Boral, Ltd. (b).........................     113,580        584,839
Brambles, Ltd. .........................      50,844        343,470
CFS Retail Property Trust (b)...........     158,311        272,448
Coca-Cola Amatil, Ltd. .................      66,725        688,990
Commonwealth Bank of Australia..........      33,651      1,738,604
CSL, Ltd. ..............................      20,050        670,417
Fortescue Metals Group, Ltd. (a)........      60,023        269,951
Foster's Group, Ltd. ...................      80,581        391,255
Insurance Australia Group, Ltd. ........      75,238        267,942
Intoll Group............................     276,309        284,043
Lend Lease Group........................      74,372        591,152
Macquarie Group, Ltd. ..................      17,682        766,840
National Australia Bank, Ltd. ..........      43,120      1,089,178
Newcrest Mining, Ltd. ..................      17,049        513,581
Origin Energy, Ltd. ....................      54,999        835,457
OZ Minerals, Ltd. (a)...................     307,097        322,740
Perpetual, Ltd. (b).....................      13,361        432,652
Qantas Airways, Ltd. (a)................     175,209        456,716
QBE Insurance Group, Ltd. (b)...........      23,809        455,200
Rio Tinto, Ltd. (b).....................       9,186        661,019
Santos, Ltd. ...........................      50,004        672,838
Sonic Healthcare, Ltd. (b)..............      25,732        339,392
Suncorp-Metway, Ltd. ...................      63,612        498,619
Toll Holdings, Ltd. ....................      70,256        478,475
Transurban Group (b)....................      59,648        276,477
Wesfarmers, Ltd. .......................           4            117
Wesfarmers, Ltd. PPS....................      13,028        381,093
Westfield Group.........................      39,956        442,284
Westpac Banking Corp. ..................      47,775      1,220,791
Woodside Petroleum, Ltd. ...............      19,611        844,198
Woolworths, Ltd. .......................      34,142        877,442
                                                       ------------
                                                         24,148,739
                                                       ------------
AUSTRIA -- 0.4%
Erste Group Bank AG.....................      13,916        585,605
OMV AG..................................       7,052        265,078
Raiffeisen International Bank-Holding
  AG (b)................................       9,408        448,095
Telekom Austria AG......................      14,412        201,834
                                                       ------------
                                                          1,500,612
                                                       ------------
BELGIUM -- 0.7%
Anheuser-Busch InBev NV.................      15,368        775,528
Anheuser-Busch InBev NV -- VVPR
  Strip (a).............................       8,694             82
Delhaize Group..........................       3,177        255,778
Dexia SA (a)............................      43,914        262,399
Fortis (a)..............................     111,449        397,513
Fortis VVPR Strip (a)...................       5,332             15
KBC Groep NV (a)........................       9,121        442,509
Solvay SA...............................       2,816        290,004
UCB SA..................................       4,741        202,812
                                                       ------------
                                                          2,626,640
                                                       ------------
BRAZIL -- 3.3%
Banco Bradesco SA ADR (b)...............      58,597      1,079,943
Companhia de Bebidas das Americas
  Preference Shares ADR.................       9,001        825,032
Companhia Energetica de Minas Gerais
  ADR (b)...............................      45,229        752,610
Companhia Siderurgica Nacional SA
  ADR (b)...............................      22,283        889,760
Gerdau SA ADR (b).......................      50,103        816,679
Itau Unibanco Holding SA Preference
  Shares ADR............................      90,971      2,000,452
Petroleo Brasileiro SA ADR (b)..........      82,658      3,272,430
Tele Norte Leste Participacoes SA
  ADR (b)...............................      17,920        316,467
Vale SA ADR (b).........................     104,593      2,903,502
                                                       ------------
                                                         12,856,875
                                                       ------------
CANADA -- 7.5%
Agnico-Eagle Mines, Ltd. (b)............       3,193        178,573
Agrium, Inc. ...........................       5,227        370,019
Bank of Montreal........................      17,421      1,058,602
Bank of Nova Scotia.....................      26,055      1,306,666
Barrick Gold Corp. .....................      27,769      1,066,638
Brookfield Asset Management, Inc. (Class
  A) (b)................................      17,609        448,665
Brookfield Properties Corp. ............      29,468        454,560
Cameco Corp. (b)........................      11,792        323,232
Canadian Imperial Bank of Commerce (b)..      10,683        781,311
Canadian National Railway Co. ..........      15,899        965,960
Canadian Natural Resources, Ltd. .......      16,164      1,197,622
Canadian Pacific Railway, Ltd. .........       7,029        396,570
Canadian Tire Corp., Ltd. (Class
  A) (b)................................       5,244        286,558
Cenovus Energy, Inc. ...................      22,102        577,957
Enbridge, Inc. (b)......................      14,382        686,673
EnCana Corp. (b)........................      23,301        725,752
Enerplus Resources Fund.................       9,256        219,597
Gildan Activewear, Inc. (a)(b)..........      12,330        324,733
Goldcorp, Inc. .........................      21,789        815,034
Husky Energy, Inc. .....................      11,919        342,221
IGM Financial, Inc. (b).................       9,957        437,713
Imperial Oil, Ltd. .....................      13,371        517,022
Kinross Gold Corp. .....................      14,365        245,942
Loblaw Co., Ltd. .......................       9,507        351,493
Manulife Financial Corp. ...............      41,886        827,357
National Bank of Canada (b).............       9,068        552,723
Nexen, Inc. ............................      11,558        286,287
Onex Corp. .............................      16,034        456,579
Penn West Energy Trust..................      12,675        268,729
Potash Corp. of Saskatchewan, Inc. .....       9,151      1,093,917
Research In Motion, Ltd. (a)............      14,763      1,094,984
Rogers Communications, Inc. (Class
  B) (b)................................      14,199        485,499
Royal Bank of Canada....................      33,704      1,974,635
Shaw Communications, Inc. (b)...........      15,212        301,526
Shoppers Drug Mart Corp. (b)............       9,552        410,871


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SNC-Lavalin Group, Inc. (b).............      12,528   $    612,601
Sun Life Financial, Inc. ...............      16,912        544,591
Suncor Energy, Inc. ....................      34,997      1,139,373
Talisman Energy, Inc. ..................      37,242        637,616
Teck Resources, Ltd. (Class B) (a)......      21,111        920,765
TELUS Corp. (Non-Voting)................       7,709        276,127
Thomson Reuters Corp. ..................      16,822        612,825
TMX Group, Inc. (b).....................       7,298        215,225
Toronto-Dominion Bank (b)...............      20,964      1,564,215
TransAlta Corp. (b).....................      18,187        402,801
TransCanada Corp. (b)...................      17,289        634,268
                                                       ------------
                                                         29,392,627
                                                       ------------
CHILE -- 0.3%
Empresa Nacional de Electricidad
  SA ADR................................      15,457        726,324
Enersis SA ADR..........................      30,106        601,819
                                                       ------------
                                                          1,328,143
                                                       ------------
CHINA -- 2.1%
Bank of China, Ltd. ....................   1,696,760        904,682
Bank of Communications Co., Ltd. .......     304,000        362,152
China Construction Bank Corp. ..........   1,275,000      1,044,342
China COSCO Holdings Co., Ltd. .........     298,500        395,196
China Huiyuan Juice Group, Ltd. ........     155,500        111,548
China Life Insurance Co., Ltd. .........     242,000      1,159,401
China Petroleum & Chemical Corp. .......     618,000        506,199
China Shenhua Energy Co., Ltd. .........      59,500        257,090
China Telecom Corp., Ltd. ..............     716,000        353,173
Huaneng Power International, Inc. ......     496,000        288,093
Industrial & Commercial Bank of China...   1,201,000        915,672
PetroChina Co., Ltd. ...................     602,000        703,976
Ping An Insurance Group Co. of
  China, Ltd. ..........................      60,000        516,955
Tencent Holdings, Ltd. .................      24,000        481,564
Zijin Mining Group Co., Ltd. ...........     370,000        291,627
                                                       ------------
                                                          8,291,670
                                                       ------------
DENMARK -- 0.7%
A P Moller -- Maersk A/S................          60        458,024
Danske Bank A/S (a).....................      24,661        607,796
DSV A/S (b).............................      15,851        283,779
Novo-Nordisk A/S (Class B) (b)..........      14,831      1,152,914
Vestas Wind Systems A/S (a).............       6,587        358,568
                                                       ------------
                                                          2,861,081
                                                       ------------
FINLAND -- 1.1%
Elisa Oyj (a)...........................      10,137        209,449
Fortum Oyj (b)..........................      15,100        370,020
Kesko Oyj (Class B) (b).................       6,083        239,849
Kone Oyj (Class B) (b)..................      11,164        462,244
Metso Oyj (b)...........................      13,699        443,198
Neste Oil Oyj (b).......................       9,684        169,165
Nokia Oyj (a)...........................      35,184        548,914
Outokumpu Oyj (b).......................      17,617        387,360
Sampo Oyj (Class A).....................      16,131        428,679
Stora Enso Oyj (b)......................      41,117        313,784
UPM-Kymmene Oyj (b).....................      25,942        344,878
Wartsila Oyj (b)........................       9,698        492,088
YIT Oyj.................................           1             23
                                                       ------------
                                                          4,409,651
                                                       ------------
FRANCE -- 6.8%
Accor SA................................       7,276        403,257
Air France-KLM (a)......................      18,647        295,332
Air Liquide SA..........................       7,576        911,116
Alcatel-Lucent (a)(b)...................     145,855        462,011
Alstom SA...............................       6,485        405,135
AXA SA..................................      40,010        891,645
BNP Paribas.............................      24,425      1,879,192
Bouygues SA (a).........................       6,921        348,558
Cap Gemini SA...........................       4,773        235,536
Carrefour SA............................      17,484        844,221
Credit Agricole SA (b)..................      22,092        387,409
Danone SA (a)...........................      16,448        992,608
Essilor International SA (b)............      10,062        643,576
France Telecom SA.......................      52,516      1,258,817
GDF Suez (b)............................      29,894      1,156,857
Hermes International (b)................       2,937        408,731
L'Oreal SA (b)..........................       8,201        863,994
Lagardere SCA...........................       5,513        223,491
LVMH Moet Hennessy Louis Vuitton SA.....       6,685        782,795
Neopost SA (b)..........................       2,587        207,123
Pernod -- Ricard SA (b).................       5,657        481,237
Peugeot SA (a)..........................      12,694        374,442
PPR.....................................       4,196        559,642
Publicis Groupe SA (b)..................       7,247        310,651
Renault SA (a)..........................      12,909        606,110
Sanofi-Aventis (a)......................      27,610      2,061,847
Schneider Electric SA...................       7,309        858,830
Societe Generale........................      17,099      1,077,358
Sodexo..................................       4,300        257,461
Technip SA..............................       4,474        364,437
Total SA................................      57,570      3,348,053
Unibail-Rodamco SE......................       1,974        400,653
Vallourec SA (b)........................       1,295        261,613
Veolia Environnement....................       9,526        331,006
Vinci SA (b)............................      14,020        827,776
Vivendi SA..............................      35,600        954,495
                                                       ------------
                                                         26,677,015
                                                       ------------
GERMANY -- 5.4%
Adidas AG...............................       9,514        509,786
Allianz SE (a)..........................      12,475      1,566,963
BASF SE.................................      25,500      1,584,425
Bayer AG (b)............................      20,426      1,384,132
Commerzbank AG (a)(b)...................      51,746        443,981
Daimler AG (a)..........................      25,705      1,212,306
Deutsche Bank AG (b)....................      15,451      1,192,311
Deutsche Boerse AG......................       7,349        545,723
Deutsche Lufthansa AG (a)...............      11,330        188,260
Deutsche Post AG........................      30,247        525,710
Deutsche Telekom AG.....................      85,204      1,156,930
E.ON AG.................................      50,453      1,866,104
Fresenius Medical Care AG & Co.
  KGaA (b)..............................       8,504        480,695
Linde AG................................       3,996        477,653
MAN SE (b)..............................       4,416        370,348


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Merck KGaA..............................       3,124   $    253,625
Metro AG (b)............................       5,574        331,252
Muenchener Rueckversicherungs-
  Gesellschaft AG (b)...................       6,309      1,025,685
RWE AG (b)..............................      14,204      1,260,794
Salzgitter AG...........................       1,851        172,140
SAP AG..................................      26,592      1,290,301
Siemens AG..............................      22,851      2,292,694
ThyssenKrupp AG.........................      11,090        381,975
TUI AG (a)(b)...........................      30,700        345,822
Volkswagen AG (b).......................       3,128        302,623
                                                       ------------
                                                         21,162,238
                                                       ------------
GREECE -- 0.2%
Hellenic Telecommunications Organization
  SA ADR (b)............................      36,604        229,873
National Bank of Greece SA ADR (b)......     176,400        716,184
                                                       ------------
                                                            946,057
                                                       ------------
HONG KONG -- 3.4%
Bank of East Asia, Ltd. ................     193,611        713,134
Cheung Kong Holdings, Ltd. .............      61,000        785,607
China Merchants Holdings International
  Co., Ltd. ............................     119,471        440,052
China Mobile, Ltd. .....................     182,500      1,755,734
China Overseas Land &
  Investment, Ltd. .....................     124,000        280,109
China Resources Enterprise, Ltd. .......     124,000        460,726
Citic Pacific, Ltd. ....................     124,000        296,398
CNOOC, Ltd. ............................     547,217        900,670
COSCO Pacific, Ltd. ....................     240,594        364,391
Esprit Holdings, Ltd. ..................      49,092        387,251
Hang Lung Properties, Ltd. .............     124,000        499,852
Henderson Land Development Co., Ltd. ...      62,000        436,772
Hong Kong & China Gas Co., Ltd. ........     301,420        751,541
Hong Kong Exchanges and
  Clearing, Ltd. .......................      48,000        801,164
Hutchison Whampoa, Ltd. ................      60,000        438,909
Li & Fung, Ltd. ........................     124,000        610,043
Mongolia Energy Co., Ltd. (a)...........     365,000        168,757
New World Development Co., Ltd. ........     368,031        720,449
Pacific Basin Shipping, Ltd. ...........     110,000         87,550
Shangri-La Asia, Ltd. ..................     124,000        243,378
Sun Hung Kai Properties, Ltd. ..........      61,000        917,589
Swire Pacific, Ltd. ....................      60,000        721,728
The Link REIT...........................     155,242        382,672
                                                       ------------
                                                         13,164,476
                                                       ------------
HUNGARY -- 0.3%
MOL Hungarian Oil and Gas NyRt (a)(b)...       3,805        389,425
Richter Gedeon NyRt.....................       3,556        769,526
                                                       ------------
                                                          1,158,951
                                                       ------------
INDIA -- 1.9%
Dr. Reddy's Laboratories, Ltd. ADR (b)..      24,047        678,847
HDFC Bank, Ltd. ADR (b).................       8,436      1,175,894
ICICI Bank, Ltd. ADR....................      28,155      1,202,218
Infosys Technologies, Ltd. ADR (b)......      20,981      1,234,732
Reliance Industries, Ltd. GDR (c).......      36,029      1,736,598
Tata Motors, Ltd. ADR (b)...............      82,626      1,525,276
                                                       ------------
                                                          7,553,565
                                                       ------------
INDONESIA -- 0.5%
Astra International Tbk PT..............     240,000      1,105,116
Bank Rakyat Indonesia Tbk PT............     834,550        756,639
Telekomunikasi Indonesia Tbk PT.........     339,500        300,343
                                                       ------------
                                                          2,162,098
                                                       ------------
IRELAND -- 0.1%
CRH PLC.................................       6,431        160,896
Elan Corp. PLC (a)......................      32,263        243,595
                                                       ------------
                                                            404,491
                                                       ------------
ISRAEL -- 0.7%
Bank Hapoalim BM (a)....................     120,052        532,951
Bank Leumi Le-Israel BM (a).............     109,610        514,485
Teva Pharmaceutical Industries,
  Ltd. ADR..............................      27,859      1,757,346
                                                       ------------
                                                          2,804,782
                                                       ------------
ITALY -- 2.3%
Assicurazioni Generali SpA..............      28,693        689,911
Atlantia SpA............................      17,913        418,834
Banca Monte dei Paschi di Siena
  SpA (b)...............................     181,448        269,087
Banca Popolare di Milano Scarl..........      47,644        296,387
Enel SpA................................     170,311        954,053
Eni SpA.................................      67,201      1,579,448
Fiat SpA................................      44,466        580,009
Finmeccanica SpA........................      13,620        182,081
Intesa Sanpaolo SpA (a).................     229,985        858,113
Lottomatica SpA.........................      18,154        346,846
Mediaset SpA............................      34,764        299,169
Mediobanca SpA (a)......................      19,638        211,382
Pirelli & C. SpA (a)....................     807,875        497,376
Saipem SpA..............................      12,385        480,121
Telecom Italia SpA (a)..................     404,456        583,389
UBI Banca ScpA..........................      28,901        390,668
UniCredit SpA (a).......................     175,084        518,232
                                                       ------------
                                                          9,155,106
                                                       ------------
JAPAN -- 15.3%
Aeon Co., Ltd. (b)......................      18,100        205,523
Aisin Seiki Co., Ltd. (b)...............      11,900        356,592
Asahi Breweries, Ltd. (b)...............      18,500        347,073
Asahi Glass Co., Ltd. (b)...............      60,000        676,156
Asahi Kasei Corp. (b)...................      62,000        333,754
Astellas Pharma, Inc. (b)...............      18,100        655,699
Bridgestone Corp. ......................      18,500        315,989
Canon, Inc. ............................      24,200      1,121,425
Central Japan Railway Co. ..............          60        457,192
Chubu Electric Power Co., Inc. (b)......      24,600        615,263
Credit Saison Co., Ltd. (b).............      17,800        276,220
Daiichi Sankyo Co., Ltd. (b)............      24,700        462,861
Daikin Industries, Ltd. (b).............      18,100        740,930
Daiwa Securities Group, Inc. (b)........      60,000        315,925
Denso Corp. (b).........................      12,400        369,585
East Japan Railway Co. (b)..............      12,100        841,717
Eisai Co., Ltd. (b).....................       6,200        221,286


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Electric Power Development Co.,
  Ltd. (b)..............................       6,200   $    204,366
Elpida Memory, Inc. (a).................      24,400        480,741
Fanuc, Ltd. (b).........................       6,000        636,986
FUJIFILM Holdings Corp. (b).............      18,000        620,291
Fujitsu, Ltd. ..........................      62,000        406,079
Furukawa Electric Co., Ltd. (b).........      62,000        322,474
Hankyu Hanshin Holdings, Inc. (b).......      62,000        287,307
Haseko Corp. (a)(b).....................      80,000         74,486
Hitachi, Ltd. (a)(b)....................     123,000        459,407
Hokuhoku Financial Group, Inc. (b)......     124,000        272,046
Honda Motor Co., Ltd. (b)...............      42,600      1,504,495
Hoya Corp. (b)..........................      12,400        340,920
Inpex Corp. ............................          60        440,497
ITOCHU Corp. (b)........................      60,000        525,899
Japan Real Estate Investment Corp. (b)..          60        511,772
Japan Retail Fund Investment Corp. .....         248        291,952
Japan Tobacco, Inc. (b).................         120        446,918
JFE Holdings, Inc. (b)..................      18,100        729,308
JS Group Corp. (b)......................      12,100        246,429
JSR Corp. (b)...........................      12,400        259,174
Kajima Corp. (b)........................      62,000        151,948
Kamigumi Co., Ltd. .....................      60,000        482,877
KDDI Corp. (b)..........................          62        321,147
Keihin Electric Express Railway Co.,
  Ltd. (b)..............................      61,423        504,847
Kintetsu Corp. (b)......................     123,000        383,059
Kobe Steel, Ltd. (b)....................     124,000        266,738
Komatsu, Ltd. (b).......................      30,000        629,281
Konica Minolta Holdings, Inc. (b).......      31,000        361,954
Kubota Corp. (b)........................      60,000        547,089
Kyocera Corp. (b).......................       6,000        584,974
Makita Corp. ...........................       6,000        197,774
Marubeni Corp. (b)......................      59,000        366,856
Marui Group Co., Ltd. (b)...............      37,100        269,197
Mitsubishi Chemical Holdings Corp. .....      62,000        317,166
Mitsubishi Corp. (b)....................      42,300      1,109,107
Mitsubishi Electric Corp. ..............      60,000        551,584
Mitsubishi Estate Co., Ltd. (b).........      60,618        992,568
Mitsubishi Heavy Industries, Ltd. (b)...     123,000        509,429
Mitsubishi UFJ Financial Group,
  Inc. (b)..............................     237,000      1,242,830
Mitsui & Co., Ltd. .....................      60,300      1,013,820
Mitsui Chemicals, Inc. (b)..............      62,000        187,778
Mitsui Mining & Smelting Co., Ltd. (b)..     119,000        356,592
Mizuho Financial Group, Inc. (b)........     324,600        642,669
MS&AD Insurance Group Holdings,
  Inc. (b)..............................      18,000        499,893
Murata Manufacturing Co., Ltd. (b)......       6,200        352,333
NEC Corp. ..............................      62,000        186,451
Nidec Corp. (b).........................       6,000        643,408
Nippon Mining Holdings, Inc. (b)(d).....      62,000        289,961
Nippon Oil Corp. (b)(d).................      62,000        312,521
Nippon Steel Corp. .....................     181,000        710,905
Nippon Telegraph & Telephone Corp. .....      12,300        518,643
Nippon Yusen KK (b).....................      62,000        244,842
Nissan Motor Co., Ltd. (a)(b)...........      61,800        529,771
Nitto Denko Corp. ......................      12,300        477,836
Nomura Holdings, Inc. (b)...............      67,400        496,988
NTT Data Corp. (b)......................          62        206,689
NTT DoCoMo, Inc. (b)....................         482        734,555
Obayashi Corp. (b)......................      62,000        275,364
ORIX Corp. (a)(b).......................       6,590        584,665
Osaka Gas Co., Ltd. (b).................     123,000        440,978
Panasonic Corp. (b).....................      61,600        942,723
Resona Holdings, Inc. (b)...............      18,500        234,022
Rohm Co., Ltd. (b)......................       6,000        448,202
Secom Co., Ltd. ........................       6,200        271,383
Seven & I Holdings Co., Ltd. ...........      24,100        582,640
Sharp Corp. (b).........................      60,000        750,642
Shin-Etsu Chemical Co., Ltd. (b)........      12,300        714,780
Softbank Corp. (b)......................      24,300        598,918
Sompo Japan Insurance, Inc. (a)(d)......      60,000        421,233
Sony Corp. (b)..........................      30,200      1,157,063
Sumitomo Chemical Co., Ltd. (b).........      62,000        303,232
Sumitomo Corp. (b)......................      30,900        355,496
Sumitomo Electric Industries, Ltd. .....      24,700        302,934
Sumitomo Metal Industries, Ltd. (b).....     124,000        375,557
Sumitomo Mitsui Financial Group,
  Inc. (b)..............................      18,500        611,783
T&D Holdings, Inc. (b)..................       6,050        143,286
Takeda Pharmaceutical Co., Ltd. (b).....      24,200      1,065,743
TDK Corp. (b)...........................       6,200        412,714
Teijin, Ltd. (b)........................     123,000        413,335
Terumo Corp. (b)........................      12,300        655,544
The 77 Bank, Ltd. (b)...................     120,697        689,771
The Bank of Yokohama, Ltd. (b)..........      62,000        303,896
The Chiba Bank, Ltd. (b)................      60,000        358,947
The Joyo Bank, Ltd. (b).................      62,000        276,691
The Kansai Electric Power Co.,
  Inc. (b)..............................      30,100        690,006
The Shizuoka Bank, Ltd. (b).............      60,000        523,330
The Sumitomo Trust & Banking Co.,
  Ltd. (b)..............................      62,000        363,613
The Tokyo Electric Power Co., Inc. (b)..      43,100      1,149,456
Tokio Marine Holdings, Inc. (b).........      18,500        521,302
Tokyo Electron, Ltd. ...................       6,200        411,387
Tokyo Gas Co., Ltd. ....................     123,000        542,337
Tokyu Corp. (b).........................      62,000        259,439
Toppan Printing Co., Ltd. (b)...........      60,000        541,952
Toray Industries, Inc. (b)..............      62,000        362,286
Toshiba Corp. (a)(b)....................      62,000        320,484
Toyota Motor Corp. (b)..................      73,300      2,937,805
Toyota Tsusho Corp. (b).................      17,800        279,268
West Japan Railway Co. (b)..............         123        423,866
Yahoo! Japan Corp. (b)..................         803        292,617
Yamada Denki Co., Ltd. (b)..............       3,630        268,054
Yamaha Corp. (b)........................      23,800        307,434
Yamaha Motor Co., Ltd. (a)(b)...........      24,700        370,341
                                                       ------------
                                                         59,827,336
                                                       ------------
LUXEMBOURG -- 0.2%
ArcelorMittal (b).......................      20,254        890,410
                                                       ------------
MEXICO -- 1.1%
America Movil SAB de CV.................     552,714      1,395,995
Cemex SAB de CV (a).....................     265,188        273,036


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Fomento Economico Mexicano SAB de
  CV (b)................................      57,730   $    275,459
Grupo Financiero Banorte SAB de CV......     128,677        572,536
Grupo Modelo SAB de CV..................      73,403        434,751
Grupo Televisa SA de CV (Series CPO)....     113,782        482,260
Telefonos de Mexico SA de CV (b)........     431,649        339,008
Telmex Internacional SAB de CV..........     411,928        399,052
                                                       ------------
                                                          4,172,097
                                                       ------------
NETHERLANDS -- 2.3%
Aegon NV (a)............................      17,249        118,332
Akzo Nobel NV (b).......................       9,391        536,170
ASML Holding NV.........................      14,816        530,457
European Aeronautic Defence and Space
  Co. NV (b)............................      14,521        292,662
Heineken NV.............................       7,841        403,697
ING Groep NV (a)........................      75,817        758,330
James Hardie Industries SE (a)..........      76,143        507,386
Koninklijke (Royal) KPN NV (b)..........      59,859        950,073
Koninklijke Ahold NV....................      40,235        537,342
Koninklijke DSM NV (b)..................       7,865        351,350
Koninklijke Philips Electronics NV (b)..      36,053      1,158,115
Reed Elsevier NV (b)....................      29,092        354,201
SBM Offshore NV.........................      11,945        239,451
TNT NV..................................      15,336        440,547
Unilever NV (b).........................      50,193      1,520,982
Wolters Kluwer NV.......................      13,698        297,576
                                                       ------------
                                                          8,996,671
                                                       ------------
NORWAY -- 0.7%
DnB NOR ASA.............................      80,903        925,470
Norsk Hydro ASA (a).....................      57,510        438,904
Statoil ASA.............................      28,824        668,191
Telenor ASA (a).........................      23,930        324,942
Yara International ASA..................       6,129        266,402
                                                       ------------
                                                          2,623,909
                                                       ------------
POLAND -- 0.1%
Telekomunikacja Polska SA GDR (b).......      81,382        207,524
                                                       ------------
PORTUGAL -- 0.3%
Banco Comercial Portugues SA (b)........     250,302        279,075
Portugal Telecom, SGPS SA (a)...........      46,284        518,425
Zon Multimedia Servicos de
  Telecomunicacoes e Multimedia SGPS
  SA (b)................................      42,025        215,856
                                                       ------------
                                                          1,013,356
                                                       ------------
RUSSIA -- 1.5%
Gazprom OAO ADR.........................      71,777      1,674,557
LUKOIL ADR..............................      18,484      1,048,043
Mechel ADR..............................      29,597        841,147
Mobile TeleSystems OJSC ADR.............      11,548        640,914
Tatneft ADR (e).........................      22,927        717,615
Tatneft ADR (a)(e)......................         989         30,956
Vimpel-Communications ADR...............      42,001        773,238
                                                       ------------
                                                          5,726,470
                                                       ------------
SINGAPORE -- 1.2%
CapitaLand, Ltd. .......................     123,000        349,279
DBS Group Holdings, Ltd. ...............      61,500        629,055
Fraser and Neave, Ltd. .................     121,000        415,436
Parkway Holdings, Ltd. .................     118,000        283,595
Singapore Exchange, Ltd. (b)............     123,000        673,044
Singapore Press Holdings, Ltd. (b)......     185,000        505,490
Singapore Telecommunications, Ltd. .....     493,000      1,117,850
United Overseas Bank, Ltd. .............      61,000        838,611
                                                       ------------
                                                          4,812,360
                                                       ------------
SOUTH AFRICA -- 1.4%
Anglo Platinum, Ltd. (a)................       4,879        491,624
AngloGold Ashanti, Ltd. ................      12,847        486,226
Discovery Holdings, Ltd. ...............           1              5
FirstRand, Ltd. ........................     120,778        332,207
Gold Fields, Ltd. ......................      29,246        367,170
Harmony Gold Mining Co., Ltd. ..........      25,525        239,125
Impala Platinum Holdings, Ltd. .........      18,551        540,569
MTN Group, Ltd. ........................      43,894        669,412
Naspers, Ltd. ..........................      12,700        547,328
Sanlam, Ltd. ...........................     118,780        402,244
Sasol, Ltd. ............................      18,882        778,348
Standard Bank Group, Ltd. ..............      37,874        591,012
Telkom SA, Ltd. ........................      20,171         93,797
                                                       ------------
                                                          5,539,067
                                                       ------------
SOUTH KOREA -- 3.0%
Hana Financial Group, Inc. .............      19,620        607,787
Hyundai Development Co. ................       9,570        279,543
Hyundai Heavy Industries................       1,831        383,532
Hyundai Mobis...........................       4,867        645,234
Hyundai Motor Co. ......................       4,016        409,959
KB Financial Group, Inc. ...............      13,762        664,108
Kia Motors Corp. .......................      41,480        925,688
Korea Electric Power Corp. ADR (a)......      17,416        282,836
KT Corp. ADR............................      12,523        259,977
KT&G Corp. .............................       4,760        263,358
LG Electronics, Inc. ...................       4,760        483,804
NHN Corp. (a)...........................       1,670        265,677
POSCO ADR...............................       9,171      1,073,099
Samsung C&T Corp. ......................       8,577        461,655
Samsung Electronics Co., Ltd. GDR.......       6,026      2,214,555
Samsung Fire & Marine Insurance
  Co., Ltd. ............................       1,758        282,007
Samsung Heavy Industries Co., Ltd. .....      13,520        314,863
Samsung Securities Co., Ltd. (a)........       5,554        299,433
Shinhan Financial Group Co., Ltd. ......      10,734        421,695
Shinsegae Co., Ltd. ....................         467        220,818
SK Energy Co., Ltd. ....................       4,277        459,283
SK Holdings Co., Ltd. ..................       3,751        333,179
SK Telecom Co., Ltd. ADR................      14,412        248,751
                                                       ------------
                                                         11,800,841
                                                       ------------
SPAIN -- 3.1%
Abertis Infraestructuras SA (b).........      20,418        393,693
Acciona SA..............................       2,396        266,203
Acerinox SA (b).........................      21,420        422,433
ACS, Actividades de Construccion y
  Servicios SA (b)......................      10,488        484,775
Banco Bilbao Vizcaya Argentaria SA (b)..      68,719        941,924
Banco Popular Espanol SA (b)............      57,802        426,255


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Banco Santander SA......................     183,368   $  2,441,453
Ferrovial SA (b)........................      33,024        321,730
Gamesa Corp. Tecnologica SA.............      12,523        171,990
Gas Natural SDG SA (b)..................      19,317        357,304
Iberdrola SA (b)........................     111,499        946,705
Indra Sistemas SA (b)...................      26,223        538,622
Industria de Diseno Textil SA...........       9,585        632,974
Mapfre SA (b)...........................      66,465        244,260
Repsol YPF SA...........................      27,348        648,690
Telefonica SA...........................     121,773      2,890,083
                                                       ------------
                                                         12,129,094
                                                       ------------
SWEDEN -- 2.0%
Assa Abloy AB (Class B) (b).............      16,154        317,154
Atlas Copco AB (Class B)................      37,161        522,536
Hennes & Mauritz AB (Class B) (b).......      13,620        887,751
Husqvarna AB (Class B) (b)..............      74,928        546,578
Nordea Bank AB (b)......................      96,652        956,851
Sandvik AB (a)(b).......................      33,282        417,355
Securitas AB (Class B) (b)..............      20,074        214,770
Skandinaviska Enskilda Banken AB
  (Class A) (a)(b)......................      96,194        616,566
Skanska AB (Class B) (b)................      20,010        364,779
SKF AB (Class B) (b)....................      19,453        346,786
Svenska Handelsbanken AB (Class A)......      17,098        502,701
Tele2 AB (Class B) (b)..................      24,925        417,321
Telefonaktiebolaget LM Ericsson (Class
  B) (b)................................      88,079        931,334
TeliaSonera AB (b)......................      59,082        420,724
Volvo AB ADR (Class A) (a)..............      54,030        536,772
                                                       ------------
                                                          7,999,978
                                                       ------------
SWITZERLAND -- 5.8%
ABB, Ltd. (a)...........................      60,393      1,321,411
Adecco SA...............................       4,983        283,343
Credit Suisse Group AG (a)..............      25,709      1,327,523
Geberit AG..............................       1,847        331,128
Givaudan SA.............................         487        427,984
Holcim, Ltd. (a)........................       7,792        581,874
Kuehne & Nagel International AG.........       6,069        615,232
Logitech International SA (a)(b)........      22,394        369,138
Nestle SA...............................     108,502      5,566,584
Nobel Biocare Holding AG (b)............      10,046        269,153
Novartis AG.............................      56,688      3,067,200
Roche Holding AG........................      19,470      3,163,146
SGS SA..................................         238        328,775
Swiss Reinsurance Co., Ltd. ............       8,415        414,934
Syngenta AG.............................       3,431        954,441
The Swatch Group AG.....................       1,912        610,721
UBS AG (a)..............................      84,069      1,369,001
Xstrata PLC.............................      42,560        806,023
Zurich Financial Services AG............       3,952      1,014,893
                                                       ------------
                                                         22,822,504
                                                       ------------
TAIWAN -- 2.2%
AU Optronics Corp. ADR (b)..............      83,116        941,704
Hon Hai Precision Industry Co., Ltd.
  GDR (e)...............................     240,550      2,205,844
Hon Hai Precision Industry Co., Ltd.
  GDR (e)...............................     118,434      1,086,040
Taiwan Semiconductor Manufacturing Co.,
  Ltd. ADR..............................     251,200      2,635,088
United Microelectronics Corp.
  ADR (a)(b)............................     434,370      1,633,231
                                                       ------------
                                                          8,501,907
                                                       ------------
THAILAND -- 0.5%
Bangkok Bank PCL........................     365,376      1,553,710
PTT PCL.................................      47,677        386,311
                                                       ------------
                                                          1,940,021
                                                       ------------
TURKEY -- 0.3%
Akbank TAS..............................     105,165        677,058
Turkiye Is Bankasi (e)..................      69,731        226,298
Turkiye Is Bankasi (a)(e)...............      32,158        100,560
                                                       ------------
                                                          1,003,916
                                                       ------------
UNITED KINGDOM -- 14.4%
3i Group PLC............................      72,577        320,588
Anglo American PLC (a)..................      38,714      1,687,765
AstraZeneca PLC.........................      39,645      1,767,442
BAE Systems PLC.........................      94,858        534,264
Barclays PLC............................     281,643      1,539,290
BG Group PLC............................      95,520      1,652,520
BHP Billiton PLC........................      47,076      1,613,857
BP PLC..................................     533,712      5,046,972
British American Tobacco PLC............      52,772      1,818,333
British Land Co. PLC....................      63,045        460,090
British Sky Broadcasting Group PLC......      39,860        363,991
BT Group PLC............................      96,077        180,571
Burberry Group PLC......................      49,520        536,710
Cable & Wireless Communications PLC.....      81,930         68,789
Cable & Wireless Worldwide PLC (a)......      81,930        114,337
Capita Group PLC........................      25,920        297,441
Centrica PLC............................     188,552        840,597
Cobham PLC..............................      86,093        335,628
Compass Group PLC.......................      74,552        594,843
Diageo PLC..............................      74,688      1,253,035
Experian PLC............................      43,586        428,760
FirstGroup PLC..........................      53,851        293,255
G4S PLC.................................      64,625        256,348
GlaxoSmithKline PLC.....................     138,198      2,652,901
Hammerson PLC...........................      53,977        322,107
HSBC Holdings PLC.......................     464,610      4,707,845
ICAP PLC................................      67,371        382,005
Imperial Tobacco Group PLC..............      28,897        881,061
Inchcape PLC (a)........................         436            195
Intercontinental Hotels Group PLC.......      30,124        471,573
International Power PLC.................      50,602        244,782
J Sainsbury PLC.........................      56,609        281,311
Land Securities Group PLC...............      29,857        307,067
Lloyds Banking Group PLC (a)............     261,427        248,920
Marks & Spencer Group PLC...............      51,811        290,869
National Grid PLC.......................      87,137        847,923
Next PLC................................      10,370        340,403
Old Mutual PLC (a)......................     362,383        673,381
Pearson PLC.............................      27,848        437,634
Prudential PLC..........................      36,768        305,359
Reckitt Benckiser Group PLC.............      19,656      1,078,452


See accompanying notes to financial statements.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Reed Elsevier PLC.......................      40,553   $    323,261
Rio Tinto PLC...........................      35,874      2,124,995
Rolls-Royce Group PLC (a)...............      57,129        516,054
Royal Bank of Scotland Group PLC (a)....     681,337        454,749
Royal Dutch Shell PLC (Class A).........     101,779      2,948,823
Royal Dutch Shell PLC (Class B).........      74,103      2,040,747
RSA Insurance Group PLC.................      96,759        187,136
SABMiller PLC...........................      26,299        770,732
Scottish & Southern Energy PLC..........      29,817        497,976
Severn Trent PLC........................      17,965        325,651
Smith & Nephew PLC......................      38,631        384,705
Smiths Group PLC........................      15,646        269,612
Standard Chartered PLC..................      31,125        848,663
Standard Life PLC.......................      90,973        276,408
Tesco PLC...............................     218,128      1,440,810
The Sage Group PLC......................      58,922        213,705
Tomkins PLC.............................     138,376        495,370
Tullow Oil PLC..........................       6,105        115,758
Unilever PLC............................      38,733      1,136,892
United Utilities Group PLC..............      27,148        230,201
Vodafone Group PLC......................   1,458,574      3,363,018
Whitbread PLC...........................      20,546        459,390
Wolseley PLC (a)........................      15,428        372,572
WPP PLC.................................      38,872        402,732
                                                       ------------
                                                         56,679,174
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $413,158,204)...................                389,291,452
                                                       ------------
RIGHTS -- 0.0% (F)
GERMANY -- 0.0% (F)
Volkswagen AG
  (expiring 4/09/10) (a)
  (Cost $0).............................       3,128          1,947
                                                       ------------
WARRANTS -- 0.0% (F)
ITALY -- 0.0% (F)
Mediobanca Spa
  (expiring 3/18/11) (a)................      15,365          1,946
UBI Banca ScpA
  (expiring 6/30/11) (a)................      21,885          1,084
                                                       ------------
TOTAL WARRANTS --
  (Cost $0).............................                      3,030
                                                       ------------
SHORT TERM INVESTMENTS -- 14.2%
UNITED STATES -- 14.2%
MONEY MARKET FUNDS -- 14.2%
State Street Institutional Liquid
  Reserves Fund (g).....................     216,805        216,805
State Street Navigator Securities
  Lending Prime Portfolio (g)(h)........  55,500,521     55,500,521
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $55,717,326)....................                 55,717,326
                                                       ------------
TOTAL INVESTMENTS -- 113.5%
  (Cost $468,875,530)...................                445,013,755
OTHER ASSETS AND
  LIABILITIES -- (13.5)%................                (52,830,108)
                                                       ------------
NET ASSETS -- 100.0%....................               $392,183,647
                                                       ============





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Securiy purchased pursuant to Rule 144A of the Securities
     Act of 1933. This security, which represents 0.4% of net assets as of March 31, 2010, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs.
(e) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)  Amount shown represents less than 0.05% of net assets.
(g)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(h)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt
REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.0%
AIR FREIGHT & LOGISTICS -- 0.3%
Yamato Holdings Co., Ltd. ..............      3,180   $    44,719
                                                      -----------
AIRLINES -- 0.2%
All Nippon Airways Co., Ltd. (a)........     11,000        31,432
                                                      -----------
AUTO COMPONENTS -- 2.5%
Aisin Seiki Co., Ltd. ..................      1,168        35,000
Bridgestone Corp. ......................      3,903        66,665
Denso Corp. (b).........................      2,747        81,875
FCC Co., Ltd. (b).......................        884        17,549
Futaba Industrial Co., Ltd. (a)(b)......        508         4,409
Keihin Corp. ...........................        556        10,746
NGK Spark Plug Co., Ltd. ...............      1,160        15,766
NHK Spring Co., Ltd. ...................      1,340        12,304
Nifco, Inc. (b).........................      1,028        23,654
Nissin Kogyo Co., Ltd. (b)..............        616        10,060
NOK Corp. (b)...........................      1,116        16,805
Showa Corp. (a).........................      2,112        16,816
Stanley Electric Co., Ltd. .............        744        14,436
Sumitomo Rubber Industries, Inc. (b)....      1,908        16,826
Tokai Rika Co., Ltd. ...................        120         2,465
Toyo Tire & Rubber Co., Ltd. (b)........      2,851         6,652
Toyoda Gosei Co., Ltd. .................         68         1,907
Toyota Boshoku Corp. ...................        100         1,922
Toyota Industries Corp. ................      1,172        33,489
                                                      -----------
                                                          389,346
                                                      -----------
AUTOMOBILES -- 7.3%
Daihatsu Motor Co., Ltd. (b)............      2,464        23,548
Fuji Heavy Industries, Ltd. (a).........      6,347        32,876
Honda Motor Co., Ltd. (b)...............      8,674       306,338
Isuzu Motors, Ltd. (a)..................      9,651        26,131
Mazda Motor Corp. (b)...................      6,123        17,234
Mitsubishi Motors Corp. (a)(b)..........     27,173        36,933
Nissan Motor Co., Ltd. (a)(b)...........     11,862       101,685
Suzuki Motor Corp. (b)..................      2,192        48,396
Toyota Motor Corp. .....................     13,677       548,163
Yamaha Motor Co., Ltd. (a)(b)...........      1,316        19,732
                                                      -----------
                                                        1,161,036
                                                      -----------
BEVERAGES -- 1.0%
Asahi Breweries, Ltd. (b)...............      2,584        48,478
Ito En, Ltd. (b)........................      1,556        24,096
Kirin Holdings Co., Ltd. ...............      5,207        76,845
Takara Holdings, Inc. (b)...............      2,479        13,902
                                                      -----------
                                                          163,321
                                                      -----------
BUILDING PRODUCTS -- 1.4%
Aica Kogyo Co., Ltd. ...................      2,284        25,470
Asahi Glass Co., Ltd. (b)...............      5,299        59,716
Daikin Industries, Ltd. (b).............      1,532        62,713
JS Group Corp. (b)......................      1,872        38,125
TOTO, Ltd. (b)..........................      4,444        30,296
                                                      -----------
                                                          216,320
                                                      -----------
CAPITAL MARKETS -- 1.6%
Daiwa Securities Group, Inc. (b)........      8,482        44,661
JAFCO Co., Ltd. (b).....................        312         8,197
Mizuko Securities Co., Ltd. (b).........      5,587        17,699
Nomura Holdings, Inc. ..................     16,476       121,489
OKASAN SECURITES GROUP, Inc. ...........      3,107        14,863
SBI Holdings, Inc. (b)..................        160        31,593
Tokai Tokyo Financial Holdings, Inc. ...      3,967        16,558
                                                      -----------
                                                          255,060
                                                      -----------
CHEMICALS -- 4.4%
Asahi Kasei Corp. (b)...................      6,859        36,923
Daicel Chemical Industries, Ltd. (b)....      2,055        14,141
DIC Corp. ..............................      6,391        13,816
Hitachi Chemical Co., Ltd. (b)..........        976        21,099
JSR Corp. (b)...........................      1,360        28,426
Kaneka Corp. (b)........................      3,224        20,909
Kansai Paint Co., Ltd. .................      3,092        25,215
Kuraray Co., Ltd. (b)...................      3,471        46,731
Mitsubishi Chemical Holdings Corp. (b)..      6,623        33,881
Mitsubishi Gas Chemical Co., Inc. (b)...      3,268        19,691
Mitsui Chemicals, Inc. .................      4,843        14,668
Nissan Chemical Industries, Ltd. .......      1,416        19,822
Nitto Denko Corp. ......................        784        30,457
Shin-Etsu Chemical Co., Ltd. ...........      2,420       140,631
Showa Denko K.K. .......................      6,723        15,181
Sumitomo Chemical Co., Ltd. (b).........      8,674        42,423
Taiyo Nippon Sanso Corp. (b)............      3,180        31,106
Teijin, Ltd. (b)........................      7,367        24,756
Tokai Carbon Co., Ltd. (b)..............      2,828        16,464
Toray Industries, Inc. (b)..............      8,758        51,176
Tosoh Corp. (b).........................      5,599        14,261
Ube Industries, Ltd. (b)................      8,543        21,943
Zeon Corp. (b)..........................      3,132        18,301
                                                      -----------
                                                          702,021
                                                      -----------
COMMERCIAL BANKS -- 8.2%
Chuo Mitsui Trust Holdings, Inc. (b)....      5,981        22,467
Fukuoka Financial Group, Inc. (b).......      7,000        29,741
Hokuhoku Financial Group, Inc. (b)......      9,658        21,189
Mitsubishi UFJ Financial Group,
  Inc. (b)..............................     60,500       317,262
Mizuho Financial Group, Inc. ...........     75,000       148,491
Mizuho Trust & Banking Co.,
  Ltd. (a)(b)...........................     10,370        10,432
Resona Holdings, Inc. (b)...............      3,200        40,479
Shinsei Bank, Ltd. (b)..................      9,726        11,762
Sumitomo Mitsui Financial Group,
  Inc. (b)..............................      5,600       185,188
Suruga Bank, Ltd. (b)...................      2,496        22,331
The 77 Bank, Ltd. (b)...................      4,803        27,449
The Awa Bank, Ltd. (b)..................      4,731        28,202
The Bank of Kyoto, Ltd. (b).............      2,916        26,869
The Bank of Yokohama, Ltd. (b)..........      7,947        38,953
The Chiba Bank, Ltd. (b)................      6,063        36,272
The Chugoku Bank, Ltd. .................      1,504        20,313
The Hachijuni Bank, Ltd. (b)............      4,719        26,868
The Hiroshima Bank, Ltd. (b)............      5,811        24,565
The Hyakugo Bank, Ltd. .................      5,147        24,182
The Iyo Bank, Ltd. (b)..................      3,180        30,255
The Joyo Bank, Ltd. (b).................      5,155        23,005
The Juroku Bank, Ltd. ..................      4,883        19,388
The Musashino Bank, Ltd. (b)............        520        14,937
The Nanto Bank, Ltd. (b)................      3,391        19,016
The Nishi-Nippon City Bank, Ltd. (b)....      7,799        23,036
The Shizuoka Bank, Ltd. (b).............      3,363        29,333


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
The Sumitomo Trust & Banking Co.,
  Ltd. (b)..............................      9,634   $    56,501
Yamaguchi Financial Group, Inc. ........      2,076        22,728
                                                      -----------
                                                        1,301,214
                                                      -----------
COMMERCIAL SERVICES & SUPPLIES -- 1.1%
Aeon Delight Co., Ltd. (b)..............        200         2,812
Dai Nippon Printing Co., Ltd. (b).......      3,739        50,539
Daiseki Co., Ltd. (b)...................        400         8,335
Nissha Printing Co., Ltd. (b)...........        236         9,219
Park24 Co., Ltd. (b)....................      1,100        11,254
Secom Co., Ltd. ........................      1,368        59,879
Toppan Printing Co., Ltd. (b)...........      4,299        38,831
                                                      -----------
                                                          180,869
                                                      -----------
COMMUNICATIONS EQUIPMENT -- 0.0% (C)
Aiphone Co., Ltd. ......................        200         3,497
                                                      -----------
COMPUTERS & PERIPHERALS -- 1.6%
Fujitsu, Ltd. (b).......................     11,498        75,308
NEC Corp. (b)...........................     12,918        38,848
Seiko Epson Corp. (b)...................      1,276        19,828
Toshiba Corp. (a)(b)....................     23,633       122,161
                                                      -----------
                                                          256,145
                                                      -----------
CONSTRUCTION & ENGINEERING -- 1.0%
Chiyoda Corp. ..........................      1,688        16,764
COMSYS Holdings Corp. (b)...............      2,000        19,371
JGC Corp. ..............................      1,460        26,063
Kajima Corp. (b)........................      7,595        18,614
Kyowa Exeo Corp. (b)....................        548         4,528
Maeda Corp. (b).........................      4,855        14,444
Obayashi Corp. (b)......................      5,679        25,222
Shimizu Corp. (b).......................      4,559        19,028
Taisei Corp. (b)........................      9,995        22,035
                                                      -----------
                                                          166,069
                                                      -----------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. (a)...............      9,607        13,777
                                                      -----------
CONSUMER FINANCE -- 0.7%
Acom Co., Ltd. .........................         12           196
Aeon Credit Service Co., Ltd. (b).......      1,040        12,354
Aiful Corp. (a)(b)......................      1,331         1,952
Credit Saison Co., Ltd. (b).............      1,264        19,615
Orient Corp. (a)(b).....................      4,501         3,950
ORIX Corp. (a)(b).......................        626        55,539
Promise Co., Ltd. (b)...................        764         7,089
Takefuji Corp. (b)......................      1,054         4,489
                                                      -----------
                                                          105,184
                                                      -----------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. (b)............      1,048        18,573
                                                      -----------
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. (b).........        992        13,515
                                                      -----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Benesse Holdings, Inc. (b)..............        628        27,220
                                                      -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
Nippon Telegraph & Telephone Corp. .....      6,400       269,863
                                                      -----------
ELECTRIC UTILITIES -- 4.1%
Chubu Electric Power Co., Inc. (b)......      3,963        99,117
Hokkaido Electric Power Co., Inc. (b)...      1,328        25,497
Hokuriku Electric Power Co. (b).........      1,412        31,069
Kyushu Electric Power Co., Inc. (b).....      2,376        51,746
Shikoku Electric Power Co., Inc. (b)....      1,572        44,566
The Chugoku Electric Power Co.,
  Inc. (b)..............................      1,748        34,758
The Kansai Electric Power Co.,
  Inc. (b)..............................      4,811       110,286
The Okinawa Electric Power Co., Inc. ...        136         7,103
The Tokyo Electric Power Co., Inc. .....      6,767       180,473
Tohoku Electric Power Co., Inc. (b).....      2,843        60,122
                                                      -----------
                                                          644,737
                                                      -----------
ELECTRICAL EQUIPMENT -- 1.7%
Fuji Electric Holdings Co.,
  Ltd. (a)(b)...........................      6,099        16,644
Fujikura, Ltd. .........................      4,107        23,691
Furukawa Electric Co., Ltd. (b).........      4,899        25,481
Mitsubishi Electric Corp. ..............     10,974       100,885
Panasonic Electric Works, Co. Ltd. (b)..      3,151        39,792
Sumitomo Electric Industries, Ltd. .....      3,887        47,672
Ushio, Inc. (b).........................      1,136        19,282
                                                      -----------
                                                          273,447
                                                      -----------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 6.1%
Alps Electric Co., Ltd. (a).............      1,868        12,895
Canon Electronics, Inc. ................        100         2,212
Citizen Holdings Co., Ltd. (b)..........      3,103        21,220
FUJIFILM Holdings Corp. (b).............      2,927       100,866
Hamamatsu Photonics K.K. (b)............        668        18,895
Hirose Electric Co., Ltd. (b)...........        408        47,070
Hitachi, Ltd. (a)(b)....................     16,933        63,245
Horiba, Ltd. (b)........................        504        14,509
Hoya Corp. (b)..........................      2,732        75,112
Ibiden Co., Ltd. (b)....................        996        34,323
Keyence Corp. (b).......................        340        81,289
Kyocera Corp. ..........................        992        96,716
Murata Manufacturing Co., Ltd. (b)......      1,328        75,467
Nidec Corp. (b).........................        964       103,374
Nippon Electric Glass Co., Ltd. (b).....      2,548        35,913
Oki Electric Industry Co., Ltd. (a)(b)..     12,166        10,156
OMRON Corp. (b).........................      1,480        34,371
Shimadzu Corp. (b)......................      3,312        26,548
Taiyo Yuden Co., Ltd. ..................        776        12,266
TDK Corp. (b)...........................        996        66,301
Yaskawa Electric Corp. .................      1,604        14,677
Yokogawa Electric Corp. (a)(b)..........      1,864        16,238
                                                      -----------
                                                          963,663
                                                      -----------
FOOD & STAPLES RETAILING -- 1.6%
Aeon Co., Ltd. (b)......................      4,503        51,131
Cawachi, Ltd. ..........................        548        10,504
FamilyMart Co., Ltd. (b)................        952        30,310
Izumiya Co., Ltd. ......................      2,740        12,023
Lawson, Inc. (b)........................        400        17,081
Seven & I Holdings Co., Ltd. (b)........      4,639       112,152
UNY Co., Ltd. (b).......................      2,000        16,545
                                                      -----------
                                                          249,746
                                                      -----------
FOOD PRODUCTS -- 0.9%
Ajinomoto Co., Inc. ....................      4,003        39,670
Hokuto Corp. (b)........................        500        10,258


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Kikkoman Corp. .........................      2,256   $    26,413
MEIJI Holdings Co. Ltd. (b).............        400        15,539
Nissin Food Products Co., Ltd. (b)......        640        21,541
Sakata Seed Corp. (b)...................      1,584        21,275
Yakult Honsha Co., Ltd. (b).............        464        12,524
                                                      -----------
                                                          147,220
                                                      -----------
GAS UTILITIES -- 0.9%
Osaka Gas Co., Ltd. (b).................     13,150        47,145
Saibu Gas Co., Ltd. ....................     10,273        28,805
Tokyo Gas Co., Ltd. ....................     13,873        61,170
                                                      -----------
                                                          137,120
                                                      -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Nakanishi, Inc. ........................        100        10,435
Olympus Corp. (b).......................        492        15,796
Sysmex Corp. (b)........................        200        11,729
Terumo Corp. (b)........................        956        50,951
                                                      -----------
                                                           88,911
                                                      -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.4%
Alfresa Holdings Corp. .................         84         3,623
MEDIPAL HOLDINGS Corp. (b)..............      1,192        14,122
Miraca Holdings, Inc. (b)...............        636        19,399
Suzuken Co., Ltd. (b)...................        632        22,286
                                                      -----------
                                                           59,430
                                                      -----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. (b).............        404        28,190
Round One Corp. ........................        800         5,265
                                                      -----------
                                                           33,455
                                                      -----------
HOUSEHOLD DURABLES -- 4.3%
Casio Computer Co., Ltd. (b)............      2,248        17,298
Funai Electric Co., Ltd. (b)............        495        20,872
Haseko Corp. (a)(b).....................      9,139         8,509
Makita Corp. (b)........................        976        32,171
Panasonic Corp. ........................     11,981       183,357
Pioneer Corp. (a)(b)....................      2,260         8,296
Sangetsu Co., Ltd. .....................        176         3,995
Sanyo Electric Co., Ltd. (a)(b).........     11,422        18,336
Sekisui Chemical Co., Ltd. .............      3,079        20,891
Sekisui House, Ltd. ....................      3,679        36,774
Sharp Corp. (b).........................      5,519        69,047
Sony Corp. (b)..........................      6,411       245,627
Sumitomo Forestry Co., Ltd. (b).........      1,268        10,354
                                                      -----------
                                                          675,527
                                                      -----------
HOUSEHOLD PRODUCTS -- 0.8%
Kao Corp. (b)...........................      3,339        84,690
UNICHARM Corp. (b)......................        444        42,908
                                                      -----------
                                                          127,598
                                                      -----------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.2%
Electric Power Development Co.,
  Ltd. (b)..............................        840        27,688
                                                      -----------
INDUSTRIAL CONGLOMERATES -- 0.4%
Hankyu Hanshin Holdings, Inc. (b).......      8,486        39,324
Keihan Electric Railway Co., Ltd. (b)...      5,747        23,864
                                                      -----------
                                                           63,188
                                                      -----------
INSURANCE -- 2.0%
MS&AD Insurance Group Holdings,
  Inc. (b)..............................      3,816       105,977
Nipponkoa Insurance Co., Ltd. (a)(d)....      4,479        28,137
Sompo Japan Insurance, Inc. (a)(b)(d)...      5,111        35,882
T&D Holdings, Inc. (b)..................      1,310        31,026
Tokio Marine Holdings, Inc. (b).........      3,947       111,221
                                                      -----------
                                                          312,243
                                                      -----------
INTERNET & CATALOG RETAIL -- 0.3%
DeNA Co., Ltd. .........................          1         7,406
Rakuten, Inc. (b).......................         51        36,896
                                                      -----------
                                                           44,302
                                                      -----------
INTERNET SOFTWARE & SERVICES -- 0.2%
Yahoo! Japan Corp. (b)..................        106        38,627
                                                      -----------
IT SERVICES -- 0.6%
CSK Holdings Corp. (a)..................        756         3,285
IT Holdings Corp. (b)...................        832        10,133
Itochu Techno-Solutions Corp. (b).......        608        19,976
Net One Systems Co., Ltd. ..............         15        19,071
Nomura Research Institute, Ltd. (b).....        300         6,839
NTT Data Corp. (b)......................          8        26,669
Otsuka Corp. ...........................        112         7,120
TKC Corp. ..............................        400         7,397
                                                      -----------
                                                          100,490
                                                      -----------
LEISURE EQUIPMENT & PRODUCTS -- 1.1%
Namco Bandai Holdings, Inc. (b).........      2,332        22,736
Nikon Corp. (b).........................      2,440        53,297
Roland Corp. ...........................        300         3,596
Sankyo Co., Ltd. .......................        640        31,678
Sega Sammy Holdings, Inc. (b)...........      2,131        25,816
Shimano, Inc. ..........................        592        26,198
Yamaha Corp. (b)........................      1,292        16,689
                                                      -----------
                                                          180,010
                                                      -----------
MACHINERY -- 4.9%
Amada Co., Ltd. ........................      2,527        21,203
Amano Corp. (b).........................      1,336        12,168
Fanuc, Ltd. (b).........................      1,180       125,274
Fuji Machine Manufacturing Co., Ltd. ...        100         1,799
Glory, Ltd. (b).........................      1,044        25,944
Hitachi Construction Machinery
  Co., Ltd. ............................        100         2,364
IHI Corp. (b)...........................     10,311        18,870
JTEKT Corp. ............................      1,508        17,817
Kawasaki Heavy Industries, Ltd. (b).....      8,978        24,789
Komatsu, Ltd. ..........................      5,539       116,186
Komori Corp. ...........................        788         9,774
Kubota Corp. (b)........................      4,663        42,518
Kurita Water Industries, Ltd. (b).......        976        27,628
Minebea Co., Ltd. (b)...................      3,255        19,821
Mitsubishi Heavy Industries, Ltd. (b)...     18,676        77,350
Mitsui Engineering & Shipbuilding Co.,
  Ltd. (b)..............................      6,567        16,375
Mori Seiki Co., Ltd. (b)................        868        10,711
NGK Insulators, Ltd. ...................      1,320        26,940
NSK, Ltd. (b)...........................      2,463        19,453
NTN Corp. (b)...........................      2,495        11,268
OKUMA Corp. (a).........................      1,648        12,028


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
OSG Corp. (b)...........................      1,112   $    11,734
SMC Corp. ..............................        320        43,459
Sumitomo Heavy Industries, Ltd. ........      3,795        22,866
Tadano, Ltd. ...........................        780         4,224
The Japan Steel Works, Ltd. (b).........      2,708        31,039
THK Co., Ltd. (b).......................      1,100        24,015
Toshiba Machine Co., Ltd. ..............      1,944         8,280
                                                      -----------
                                                          785,897
                                                      -----------
MARINE -- 0.6%
Kawasaki Kisen Kaisha, Ltd. (a)(b)......      4,759        18,997
Mitsui OSK Lines, Ltd. (b)..............      5,491        39,431
Nippon Yusen KK (b).....................      7,995        31,573
                                                      -----------
                                                           90,001
                                                      -----------
MEDIA -- 0.6%
Dentsu, Inc. (b)........................      1,600        42,072
Jupiter Telecommunications Co. (b)......         24        27,740
Toho Co, Ltd. (b).......................      1,352        21,791
Tokyo Broadcasting System, Inc. ........        100         1,515
                                                      -----------
                                                           93,118
                                                      -----------
METALS & MINING -- 3.3%
Daido Steel Co., Ltd. (b)...............      3,199        13,455
Dowa Holdings Co., Ltd. ................      1,767        10,647
JFE Holdings, Inc. (b)..................      3,447       138,891
Kobe Steel, Ltd. (b)....................     17,645        37,956
Mitsubishi Materials Corp. (a)(b).......      8,027        23,109
Mitsui Mining & Smelting Co., Ltd. (b)..      4,839        14,500
Nippon Steel Corp. (b)..................     27,755       109,012
Nisshin Steel Co., Ltd. ................      6,951        14,506
OSAKA Titanium Technologies Co. ........         36         1,493
Pacific Metals Co., Ltd. ...............        988         8,216
Sumitomo Metal Industries, Ltd. (b).....     24,340        73,718
Sumitomo Metal Mining Co., Ltd. (b).....      3,575        53,219
Toho Titanium Co., Ltd. ................         56         1,387
Tokyo Steel Manufacturing Co., Ltd. ....      1,144        14,337
Yodogawa Steel Works, Ltd. .............      3,963        17,771
                                                      -----------
                                                          532,217
                                                      -----------
MULTILINE RETAIL -- 0.7%
Isetan Mitsukoshi Holdings, Ltd. (b)....      2,441        26,254
J Front Retailing Co., Ltd. (b).........      3,778        22,238
Marui Group Co., Ltd. ..................      2,616        18,982
Ryohin Keikaku Co., Ltd. (b)............        236         9,964
Takashimaya Co., Ltd. (b)...............      3,332        27,386
The Daiei, Inc. (a)(b)..................      1,402         6,017
                                                      -----------
                                                          110,841
                                                      -----------
OFFICE ELECTRONICS -- 3.1%
Brother Industries, Ltd. (b)............      1,932        23,364
Canon, Inc. (b).........................      7,658       354,871
Konica Minolta Holdings, Inc. (b).......      4,075        47,580
Ricoh Co., Ltd. (b).....................      4,555        71,172
                                                      -----------
                                                          496,987
                                                      -----------
OIL, GAS & CONSUMABLE FUELS -- 1.1%
Cosmo Oil Co., Ltd. (b).................      5,927        14,335
Inpex Corp. (b).........................          6        44,050
Nippon Mining Holdings, Inc. (b)(d).....      7,751        36,250
Nippon Oil Corp. (b)(d).................     10,430        52,574
TonenGeneral Sekiyu K.K. (b)............      2,547        21,507
                                                      -----------
                                                          168,716
                                                      -----------
PAPER & FOREST PRODUCTS -- 0.3%
Nippon Paper Group, Inc. (b)............        800        20,591
OJI Paper Co., Ltd. (b).................      5,839        25,620
                                                      -----------
                                                           46,211
                                                      -----------
PERSONAL PRODUCTS -- 0.5%
Mandom Corp. ...........................      1,116        30,456
Shiseido Co., Ltd. (b)..................      2,232        48,490
                                                      -----------
                                                           78,946
                                                      -----------
PHARMACEUTICALS -- 4.4%
Astellas Pharma, Inc. (b)...............      2,871       104,006
Chugai Pharmaceutical Co., Ltd. ........      1,716        32,285
Daiichi Sankyo Co., Ltd. (b)............      4,251        79,661
Dainippon Sumitomo Pharma Co.,
  Ltd. (b)..............................        960         8,805
Eisai Co., Ltd. (b).....................      1,140        40,688
Hisamitsu Pharmaceutical Co., Inc. (b)..        504        18,744
Kissei Pharmaceutical Co., Ltd. ........      1,000        20,794
Kyowa Hakko Kirin Co., Ltd. ............      1,833        18,930
Mitsubishi Tanabe Pharma Corp. .........      1,000        14,127
Mochida Pharmaceutical Co., Ltd. .......      1,000         9,525
Nichi-iko Pharmaceutical Co., Ltd. .....        200         5,623
Ono Pharmaceutical Co., Ltd. (b)........        432        19,233
Santen Pharmaceutical Co., Ltd. (b).....        956        28,709
Seikagaku Corp. ........................        800         8,365
Shionogi & Co., Ltd. (b)................      2,496        47,494
Taisho Pharmaceutical Co., Ltd. ........        592        10,770
Takeda Pharmaceutical Co., Ltd. (b).....      5,055       222,617
Torii Pharmaceutical Co., Ltd. .........        200         3,925
Tsumura & Co. ..........................        100         2,906
                                                      -----------
                                                          697,207
                                                      -----------
PROFESSIONAL SERVICES -- 0.1%
MEITEC Corp. (b)........................        912        17,871
                                                      -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.4%
Daikyo, Inc. (a)(b).....................      4,256         8,290
Daito Trust Construction Co., Ltd. (b)..        764        36,875
Daiwa House Industry Co., Ltd. .........      3,363        37,970
Heiwa Real Estate Co., Ltd. ............      4,356        13,100
Leopalace21 Corp. (a)(b)................      1,044         5,419
Mitsubishi Estate Co., Ltd. (b).........      7,111       116,437
Mitsui Fudosan Co., Ltd. ...............      4,923        83,613
Sumitomo Realty & Development Co.,
  Ltd. (b)..............................      2,843        54,128
Tokyo Tatemono Co., Ltd. ...............      2,540         9,134
Tokyu Land Corp. (b)....................      4,664        17,819
                                                      -----------
                                                          382,785
                                                      -----------
ROAD & RAIL -- 3.8%
Central Japan Railway Co. ..............          9        68,579
East Japan Railway Co. (b)..............      2,400       166,952
Keihin Electric Express Railway Co.,
  Ltd. (b)..............................      4,355        35,795
Keisei Electric Railway Co., Ltd. (b)...      3,147        19,164
Kintetsu Corp. (b)......................     12,038        37,490
Nagoya Railroad Co., Ltd. ..............      9,362        26,852
Nankai Electric Railway Co., Ltd. ......      6,111        24,263


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Nippon Express Co., Ltd. (b)............      6,555   $    28,201
Odakyu Electric Railway Co., Ltd. (b)...      4,483        37,326
Sotetsu Holdings, Inc. (b)..............      8,254        34,892
Tobu Railway Co., Ltd. (b)..............      7,007        38,919
Tokyu Corp. (b).........................      6,391        26,743
West Japan Railway Co. .................         15        51,691
                                                      -----------
                                                          596,867
                                                      -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.9%
Advantest Corp. (b).....................      1,316        32,928
Dainippon Screen Manufacturing Co.,
  Ltd. (a)..............................      4,364        20,410
Disco Corp. (b).........................        484        29,784
Elpida Memory, Inc. (a)(b)..............      2,176        42,873
Rohm Co., Ltd. (b)......................        676        50,497
Sanken Electric Co., Ltd. (a)(b)........      3,404        13,006
Shinko Electric Industries Co.,
  Ltd. (b)..............................        592         9,161
SUMCO Corp. (a)(b)......................      1,046        22,254
Tokyo Electron, Ltd. ...................      1,140        75,642
                                                      -----------
                                                          296,555
                                                      -----------
SOFTWARE -- 1.9%
Konami Corp. (b)........................        792        15,282
Nintendo Co., Ltd. .....................        748       250,561
NSD Co., Ltd. (b).......................        932        11,201
Square Enix Co., Ltd. (b)...............        896        19,600
Trend Micro, Inc. (b)...................        368        12,839
                                                      -----------
                                                          309,483
                                                      -----------
SPECIALTY RETAIL -- 1.5%
Aoyama Trading Co., Ltd. ...............        984        16,249
Autobacs Seven Co., Ltd. ...............        180         5,750
Culture Convenience Club Co., Ltd. (b)..      1,532         7,460
Fast Retailing Co., Ltd. (b)............        276        47,999
Hikari Tsushin, Inc. ...................        184         2,989
Nitori Co., Ltd. .......................        510        38,752
Sanrio Co., Ltd. (b)....................        548         5,214
Shimachu Co., Ltd. .....................        884        18,864
Shimamura Co., Ltd. ....................        332        29,420
USS Co., Ltd. (b).......................        410        27,863
Yamada Denki Co., Ltd. (b)..............        610        45,045
                                                      -----------
                                                          245,605
                                                      -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Asics Corp. ............................      1,064        10,408
Gunze, Ltd. (b).........................      4,223        15,592
Nisshinbo Industries, Inc. .............      1,584        16,409
ONWARD HOLDINGS Co., Ltd. ..............      1,580        12,327
The Japan Wool Textile Co., Ltd. (b)....      2,031        15,802
Toyobo Co., Ltd. (b)....................      9,302        14,833
                                                      -----------
                                                           85,371
                                                      -----------
TOBACCO -- 0.7%
Japan Tobacco, Inc. ....................         31       115,454
                                                      -----------
TRADING COMPANIES & DISTRIBUTORS -- 4.3%
Hanwa Co., Ltd. (b).....................      3,207        13,591
Inaba Denki Sangyo Co., Ltd. ...........        956        22,171
ITOCHU Corp. (b)........................      8,266        72,451
Iwatani Corp. (b).......................      7,451        21,849
Marubeni Corp. (b)......................     10,402        64,679
Mitsubishi Corp. (b)....................      7,807       204,700
Mitsui & Co., Ltd. .....................     10,202       171,526
Sojitz Corp. (b)........................      8,528        16,519
Sumitomo Corp. (b)......................      6,475        74,493
Toyota Tsusho Corp. ....................      1,039        16,301
                                                      -----------
                                                          678,280
                                                      -----------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Kamigumi Co., Ltd. .....................      2,395        19,275
Mitsubishi Logistics Corp. .............      1,216        15,122
                                                      -----------
                                                           34,397
                                                      -----------
WIRELESS TELECOMMUNICATION SERVICES -- 2.3%
KDDI Corp. .............................         23       119,135
NTT DoCoMo, Inc. (b)....................        100       152,397
Softbank Corp. (b)......................      3,915        96,493
                                                      -----------
                                                          368,025
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $19,741,487)....................               15,717,417
                                                      -----------
SHORT TERM INVESTMENTS -- 29.0%
UNITED STATES -- 29.0%
MONEY MARKET FUNDS -- 29.0%
State Street Institutional Liquid
  Reserves Fund (e).....................     17,836        17,836
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  4,592,627     4,592,627
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $4,610,463).....................                4,610,463
                                                      -----------
TOTAL INVESTMENTS -- 128.0%
  (Cost $24,351,950)....................               20,327,880
OTHER ASSETS AND
  LIABILITIES -- (28.0)%................               (4,444,311)
                                                      -----------
NET ASSETS -- 100.0%....................              $15,883,569
                                                      ===========





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Amount represents less than 0.05% of net assets.
(d) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(f)  Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.1%
JAPAN -- 99.1%
AIR FREIGHT & LOGISTICS -- 0.3%
Kintetsu World Express, Inc. (a)........       8,500   $    219,505
                                                       ------------
AUTO COMPONENTS -- 5.0%
Ahresty Corp. ..........................       9,900        103,090
FCC Co., Ltd. (a).......................      14,513        288,117
Futaba Industrial Co., Ltd. (a)(b)......      16,794        145,761
Kayaba Industry Co., Ltd. (b)...........      61,902        228,555
Keihin Corp. (a)........................      12,341        238,526
Musashi Seimitsu Industry Co., Ltd. ....      10,852        231,232
Nifco, Inc. (a).........................      15,479        356,163
Nippon Seiki Co., Ltd. .................      11,939        141,188
Nissan Shatai Co., Ltd. (a).............      23,000        183,626
Nissin Kogyo Co., Ltd. .................      14,534        237,360
Press Kogyo Co., Ltd. (b)...............      46,569        116,123
Showa Corp. (b).........................      19,639        156,372
Takata Corp. (a)........................       8,700        223,086
The Yokohama Rubber Co., Ltd. (a).......      41,986        197,708
Tokai Rika Co., Ltd. (a)................      12,500        256,716
Topre Corp. ............................      22,234        176,796
Toyo Tire & Rubber Co., Ltd. (a)........      59,372        138,518
Toyota Boshoku Corp. (a)................      11,800        226,806
TS Tech Co., Ltd. (a)...................      10,800        202,500
Unipres Corp. (a).......................      10,900        153,981
                                                       ------------
                                                          4,002,224
                                                       ------------
BEVERAGES -- 0.6%
Ito En, Ltd. (a)........................      15,700        243,128
Mikuni Coca-Cola Bottling Co.,
  Ltd. (a)..............................      34,845        275,583
                                                       ------------
                                                            518,711
                                                       ------------
BIOTECHNOLOGY -- 0.1%
AnGes MG, Inc. (b)......................          34         53,562
                                                       ------------
BUILDING PRODUCTS -- 3.0%
Aica Kogyo Co., Ltd. ...................      35,219        392,746
Bunka Shutter Co., Ltd. ................      67,577        188,035
Central Glass Co., Ltd. ................      67,309        332,799
Nichias Corp. (a).......................      45,000        201,306
Nitto Boseki Co., Ltd. (a)(b)...........     102,020        217,273
Noritz Corp. (a)........................      22,065        340,279
Sankyo-Tateyama Holdings, Inc. (a)(b)...     154,467        208,292
Sanwa Holdings Corp. (a)................      78,910        263,484
Sekisui Jushi Corp. ....................      29,938        258,882
                                                       ------------
                                                          2,403,096
                                                       ------------
CAPITAL MARKETS -- 1.6%
JAFCO Co., Ltd. (a).....................       7,100        186,542
Japan Asia Investment Co., Ltd. (a)(b)..       7,000          3,821
kabu.com Securities Co., Ltd (a)........       1,400          7,551
Matsui Securities Co., Ltd (a)..........      21,300        152,273
Mito Securities Co., Ltd. ..............      58,129        146,816
Monex Group, Inc. (a)...................         353        173,780
OKASAN SECURITES GROUP, Inc. ...........      42,447        203,059
Sparx Group Co., Ltd. (b)...............          25          3,162
Tokai Tokyo Financial Holdings,
  Inc. (a)..............................      75,721        316,044
Toyo Securities Co., Ltd. ..............      65,457        135,902
                                                       ------------
                                                          1,328,950
                                                       ------------
CHEMICALS -- 7.4%
ADEKA Corp. (a).........................      31,013        309,997
Asahi Organic Chemicals Industry Co.,
  Ltd. (a)..............................     113,540        273,400
C. Uyemura & Co., Ltd. (a)..............       3,876        157,214
Chugoku Marine Paints, Ltd. (a).........      21,000        144,510
DIC Corp. ..............................     129,000        278,874
Fujikura Kasei Co., Ltd. ...............      27,038        145,838
Fujimi, Inc. (a)........................       8,473        149,620
Ishihara Sangyo Kaisha, Ltd. (b)........     147,811        121,805
KUREHA Corp. ...........................      39,000        189,073
Lintec Corp. ...........................      15,708        307,301
Nihon Parkerizing Co., Ltd. (a).........      14,401        195,270
Nippon Paint Co., Ltd. (a)..............      45,000        294,735
Nippon Shokubai Co., Ltd. (a)...........      28,000        253,211
Nippon Soda Co., Ltd. ..................      41,065        181,945
Nippon Valqua Industries, Ltd. .........      80,025        175,569
NOF Corp. ..............................      61,731        244,440
Okamoto Industries, Inc. (a)............      92,841        388,493
SK Kaken Co., Ltd. .....................         780         20,552
Stella Chemifa Corp. (a)................       3,600        152,954
Sumitomo Bakelite Co., Ltd. (a).........      48,000        275,342
Taiyo Ink Manufacturing Co., Ltd. (a)...       9,600        257,363
The Nippon Synthetic Chemical Industry
  Co., Ltd. (a).........................      21,000        144,510
Toagosei Co., Ltd. .....................      70,000        297,410
Toda Kogyo Corp. (a)....................       9,000         66,460
Tokai Carbon Co., Ltd. (a)..............      48,542        282,607
Tokyo Ohka Kogyo Co., Ltd. (a)..........       9,700        180,318
Toyo Ink Manufacturing Co., Ltd. .......      59,000        265,197
Zeon Corp. .............................      42,000        245,419
                                                       ------------
                                                          5,999,427
                                                       ------------
COMMERCIAL BANKS -- 9.1%
Aozora Bank, Ltd. (a)...................     176,290        249,040
Bank of the Ryukyus, Ltd. ..............      15,681        176,713
Kansai Urban Banking Corp. (a)..........     205,000        318,119
Kiyo Holdings, Inc. (a).................     235,754        312,859
Sapporo Hokuyo Holdings, Inc. (a).......      74,800        341,819
The Aichi Bank, Ltd. ...................       3,849        311,413
The Awa Bank, Ltd. (a)..................      71,000        423,234
The Bank of Iwate, Ltd. (a).............       4,256        247,325
The Bank of Nagoya, Ltd. ...............      45,000        183,005
The Bank of Okinawa, Ltd. ..............       6,500        265,036
The Daishi Bank, Ltd. ..................      77,000        266,995
The Fukushima Bank, Ltd. ...............     326,478        174,699
The Higo Bank, Ltd. (a).................      48,000        267,123
The Hokkoku Bank, Ltd. (a)..............      68,000        252,526
The Hyakugo Bank, Ltd. .................      75,000        352,365
The Hyakujushi Bank, Ltd. ..............      66,000        257,106
The Juroku Bank, Ltd. ..................      79,000        313,667
The Kagoshima Bank, Ltd. ...............      41,000        288,281
The Keiyo Bank, Ltd. ...................      55,000        265,465
The Musashino Bank, Ltd. (a)............       9,900        284,371
The Nagano Bank, Ltd. ..................     115,534        227,507
The Nanto Bank, Ltd. (a)................      61,000        342,081
The Shikoku Bank, Ltd. (a)..............      82,000        274,679


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
The Taiko Bank, Ltd. ...................      80,000   $    179,795
The Tochigi Bank, Ltd. .................      41,846        183,166
The Tokushima Bank, Ltd. (a)(c).........      45,305        161,457
The Tokyo Tomin Bank, Ltd. .............      11,605        154,377
Tomato Bank, Ltd. ......................     128,872        271,701
                                                       ------------
                                                          7,345,924
                                                       ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.3%
Aeon Delight Co., Ltd. (a)..............       8,000        112,500
Asahi Holdings, Inc. (a)................       9,600        165,719
Daiseki Co., Ltd. (a)...................       9,593        199,888
Duskin Co., Ltd. .......................      18,600        331,034
Moshi Moshi Hotline, Inc. (a)...........      10,722        205,054
Nippon Kanzai Co., Ltd. ................      10,452        169,017
Okamura Corp. ..........................      33,884        216,489
Oyo Corp. ..............................      20,860        179,935
Park24 Co., Ltd. (a)....................      26,585        271,996
                                                       ------------
                                                          1,851,632
                                                       ------------
COMMUNICATIONS EQUIPMENT -- 1.0%
Aiphone Co., Ltd. (a)...................      14,406        251,920
Denki Kogyo Co., Ltd. ..................      40,303        209,624
Hitachi Kokusai Electric, Inc. (a)......      31,634        316,205
                                                       ------------
                                                            777,749
                                                       ------------
COMPUTERS & PERIPHERALS -- 0.7%
Eizo Nanao Corp. .......................       9,600        236,815
Melco Holdings, Inc. ...................       7,300        161,875
Wacom Co., Ltd. (a).....................         116        176,905
                                                       ------------
                                                            575,595
                                                       ------------
CONSTRUCTION & ENGINEERING -- 3.8%
Chugai Ro Co., Ltd. ....................      65,522        192,835
Daimei Telecom Engineering Corp. .......      24,629        177,390
Kandenko Co., Ltd. (a)..................      36,000        228,853
Kinden Corp. ...........................      38,924        341,168
Kyowa Exeo Corp. (a)....................      33,476        276,578
Kyudenko Corp. .........................      45,657        274,118
Maeda Corp. (a).........................      62,158        184,931
Maeda Road Construction Co., Ltd. (a)...      30,000        244,649
Penta-Ocean Construction Co., Ltd. .....     132,000        182,235
Sanki Engineering Co., Ltd. ............      28,196        198,555
Toda Corp. (a)..........................      64,000        230,822
Tokyu Construction Co., Ltd. ...........      63,892        192,141
Toshiba Plant Systems &
  Services Corp. .......................      15,000        168,878
Toyo Engineering Corp. (a)..............      37,000        142,155
                                                       ------------
                                                          3,035,308
                                                       ------------
CONSTRUCTION MATERIALS -- 0.6%
Sumitomo Osaka Cement Co., Ltd. (a).....     112,000        194,178
Taiheiyo Cement Corp. (a)(b)............     202,000        289,683
                                                       ------------
                                                            483,861
                                                       ------------
CONSUMER FINANCE -- 1.1%
Acom Co., Ltd. (a)......................       8,440        138,198
Aeon Credit Service Co., Ltd. (a).......      21,000        249,465
Aiful Corp. (a)(b)......................      25,550         37,461
Cedyna Financial Corp. (a)(b)...........      54,362         96,576
Orient Corp. (a)(b).....................      77,000         67,573
Promise Co., Ltd. (a)...................      20,500        190,213
Takefuji Corp. (a)......................      24,330        103,631
                                                       ------------
                                                            883,117
                                                       ------------
CONTAINERS & PACKAGING -- 0.5%
FP Corp. (a)............................       4,300        196,730
Fuji Seal International, Inc. (a).......      10,470        216,482
                                                       ------------
                                                            413,212
                                                       ------------
DISTRIBUTORS -- 0.7%
Canon Marketing Japan, Inc. (a).........      13,300        181,195
Yokohama Reito Co., Ltd. (a)............      50,580        362,678
                                                       ------------
                                                            543,873
                                                       ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
Century Tokyo Leasing Corp. ............      18,100        250,851
Fuyo General Lease Co., Ltd. ...........       7,300        206,640
Japan Securities Finance Co., Ltd. (a)..      26,419        194,241
Ricoh Leasing Co., Ltd. ................       8,567        200,331
                                                       ------------
                                                            852,063
                                                       ------------
ELECTRIC UTILITIES -- 0.4%
Japan Wind Development Co., Ltd. (a)....          28         83,694
The Okinawa Electric Power Co., Inc. ...       5,100        266,353
                                                       ------------
                                                            350,047
                                                       ------------
ELECTRICAL EQUIPMENT -- 2.1%
Daihen Corp. (a)........................      41,971        199,434
Fuji Electric Holdings Co.,
  Ltd. (a)(b)...........................     129,000        352,044
Hitachi Cable, Ltd. (a).................      63,000        188,110
Nippon Carbon Co., Ltd. (a).............      44,000        144,564
Nippon Signal Co., Ltd. ................      21,700        194,148
Sinfonia Technology Co., Ltd. (a).......      75,826        176,906
SWCC Showa Holdings Co., Ltd. (b).......     141,075        143,430
Toyo Electric Manufacturing. Co.,
  Ltd. (a)..............................      15,000        109,322
Toyo Tanso Co., Ltd. (a)................       2,600        147,474
                                                       ------------
                                                          1,655,432
                                                       ------------
ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS -- 5.5%
Alps Electric Co., Ltd. (b).............      36,100        249,192
Anritsu Corp. (b).......................      43,000        165,668
Arisawa Manufacturing Co., Ltd. (a).....      15,572        110,991
Dai-ichi Seiko Co. Ltd. (a).............       2,100         68,771
Enplas Corp. ...........................      17,189        338,298
ESPEC Corp. ............................      23,031        196,444
Hakuto Co., Ltd. (a)....................      23,211        225,801
Horiba, Ltd. (a)........................      10,165        292,635
Hosiden Corp. (a).......................      15,895        208,044
Japan Aviation Electronics Industry,
  Ltd. (a)..............................      15,971        121,013
Japan Cash Machine Co., Ltd. (a)........      23,624        209,339
Koa Corp. (a)...........................      18,591        181,254
Meiko Electronics Co., Ltd. ............       3,600         76,631
Nichicon Corp. .........................      15,100        186,003
Nidec Sankyo Corp. .....................      25,917        229,381
Nihon Dempa Kogyo Co., Ltd. (a).........       6,795        142,023
Nippon Ceramic Co., Ltd. (a)............      14,823        180,211
Nippon Chemi-Con Corp. (b)..............      39,432        155,297
Oki Electric Industry Co., Ltd. (a)(b)..     185,000        154,431
Ryosan Co., Ltd. .......................      11,396        290,388
Ryoyo Electro Corp. ....................      24,004        229,918


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Star Micronics Co., Ltd. ...............      14,369   $    158,084
Toko, Inc. (a)(b).......................      93,739        150,480
Topcon Corp. (a)........................      17,719         98,039
                                                       ------------
                                                          4,418,336
                                                       ------------
ENERGY EQUIPMENT & SERVICES -- 0.1%
Shinko Plantech Co., Ltd. (a)...........      13,386        118,617
                                                       ------------
FOOD & STAPLES RETAILING -- 2.2%
Cawachi, Ltd. ..........................       8,935        171,260
Circle K Sunkus Co., Ltd. ..............      21,298        264,174
Izumiya Co., Ltd. ......................      40,933        179,607
Matsumotokiyoshi Holdings Co.,
  Ltd. (a)..............................      12,100        273,882
Ministop Co., Ltd. .....................      18,394        213,783
Sugi Pharmacy Co., Ltd. (a).............      10,900        260,718
Sundrug Co., Ltd. (a)...................       9,900        235,210
Tsuruha Holdings, Inc. .................       5,900        211,526
                                                       ------------
                                                          1,810,160
                                                       ------------
FOOD PRODUCTS -- 4.3%
Ariake Japan Co., Ltd. (a)..............      11,964        174,646
Ezaki Glico Co., Ltd. (a)...............      26,000        303,574
Fuji Oil Co., Ltd. (a)..................      18,100        255,887
Fujicco Co., Ltd. ......................      30,657        352,700
Hokuto Corp. (a)........................      12,921        265,085
Marudai Food Co., Ltd. .................      96,417        275,507
Maruha Nichiro Holdings, Inc. (a).......     121,000        172,228
MEGMILK SNOW BRAND Co., Ltd. (a)........      18,500        288,073
Mitsui Sugar Co., Ltd. .................      45,497        151,916
Morinaga Milk Industry Co., Ltd. (a)....      59,000        232,363
Nakamuraya Co., Ltd. ...................      63,952        318,939
Nichirei Corp. .........................      64,000        239,726
Nippon Suisan Kaisha, Ltd. (a)..........      67,775        196,565
Riken Vitamin Co., Ltd. ................       9,580        256,314
                                                       ------------
                                                          3,483,523
                                                       ------------
GAS UTILITIES -- 0.3%
Shizuoka Gas Co., Ltd. (a)..............      46,319        265,204
                                                       ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.5%
Asahi Intecc Co., Ltd. .................       4,800         75,976
Fukuda Denshi Co., Ltd. (a).............       8,286        191,543
Nakanishi, Inc. ........................       1,847        192,725
Nihon Kohden Corp. .....................       9,800        180,394
Nipro Corp. (a).........................      10,800        208,742
Paramount Bed Co., Ltd. (a).............      16,910        330,997
                                                       ------------
                                                          1,180,377
                                                       ------------
HOTELS, RESTAURANTS & LEISURE -- 2.4%
DOUTOR NICHIRES Holdings Co., Ltd. (a)..      15,175        201,218
Joban Kosan Co., Ltd. ..................     231,000        343,632
Kabuki-Za Co., Ltd......................       5,000        191,299
MOS Food Services, Inc. (a).............      23,514        385,022
Nissin Healthcare Food Service
  Co., Ltd. ............................      17,108        219,709
Ohsho Food Service Corp. ...............       4,800        125,086
Round One Corp. ........................      12,900         84,905
Tokyo Dome Corp. .......................      65,085        185,281
Zensho Co., Ltd. (a)....................      27,546        206,064
                                                       ------------
                                                          1,942,216
                                                       ------------
HOUSEHOLD DURABLES -- 2.1%
Arnest One Corp. (a)....................      13,200        121,490
Clarion Co., Ltd. (a)(b)................      58,000        140,903
Foster Electric Co. Ltd. (a)............       4,800        133,356
France Bed Holdings Co., Ltd. (a).......     154,734        223,556
Funai Electric Co., Ltd. (a)............       5,400        227,697
Haseko Corp. (a)(b).....................     283,000        263,495
JVC KENWOOD Holdings, Inc. (a)(b).......     171,315         71,504
Misawa Homes Holdings, Inc. (a)(b)......       8,466         29,446
Pioneer Corp. (a)(b)....................      37,500        137,655
Sumitomo Forestry Co., Ltd. (a).........      42,600        347,858
                                                       ------------
                                                          1,696,960
                                                       ------------
HOUSEHOLD PRODUCTS -- 0.6%
Lion Corp. .............................      57,000        287,318
Pigeon Corp. (a)........................       5,300        197,389
                                                       ------------
                                                            484,707
                                                       ------------
INDUSTRIAL CONGLOMERATES -- 0.2%
Katakura Industries Co., Ltd. (a).......      16,180        167,099
                                                       ------------
INSURANCE -- 0.3%
Nissay Dowa General Insurance Co.,
  Ltd. (a)(c)...........................      40,000        212,177
                                                       ------------
INTERNET & CATALOG RETAIL -- 0.7%
DeNA Co., Ltd. (a)......................          54        399,914
Senshukai Co., Ltd. ....................      31,824        171,654
                                                       ------------
                                                            571,568
                                                       ------------
INTERNET SOFTWARE & SERVICES -- 1.3%
Access Co., Ltd. (a)....................          65         98,502
eAccess, Ltd. (a).......................         439        320,417
GMO Internet, Inc. .....................      29,600        113,091
Gree, Inc. .............................       2,100        128,328
Index Holdings (b)......................          35          2,570
Kakaku.com, Inc. (a)....................          75        272,100
mixi, Inc. (a)(b).......................          12         81,806
                                                       ------------
                                                          1,016,814
                                                       ------------
IT SERVICES -- 2.1%
CSK Holdings Corp. (a)(b)...............      16,400         71,259
INES Corp. (a)..........................      36,160        268,955
IT Holdings Corp. (a)...................      19,137        233,068
Itochu Techno-Solutions Corp. (a).......       8,800        289,127
Net One Systems Co., Ltd. (a)...........          91        115,698
OBIC Co., Ltd. (a)......................       1,951        354,537
Otsuka Corp. (a)........................       3,600        228,853
transcosmos, Inc. (a)(b)................      11,467         94,740
                                                       ------------
                                                          1,656,237
                                                       ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
Heiwa Corp. (a).........................      18,300        188,210
Mars Engineering Corp. .................       4,358         89,035
Roland Corp. ...........................      15,076        180,706
Tomy Co., Ltd. (a)......................      20,500        159,717
Universal Entertainment Corp. ..........       8,000        116,438
                                                       ------------
                                                            734,106
                                                       ------------


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
MACHINERY -- 7.6%
Amano Corp. (a).........................      22,932   $    208,852
Asahi Diamond Industrial Co., Ltd. (a)..      37,942        348,397
CKD Corp. (a)...........................      23,705        198,387
Daifuku Co., Ltd. (a)...................      28,681        225,912
Fuji Machine Manufacturing Co., Ltd. ...      11,771        211,762
Furukawa Co., Ltd. (a)(b)...............     118,280        144,306
Hino Motors, Ltd. (a)...................      53,998        228,266
Hitachi Zosen Corp. (a).................     236,226        346,350
Iseki & Co., Ltd. (a)(b)................      38,000        112,650
Juki Corp. (a)(b).......................      55,450        104,444
Kitz Corp. .............................      39,502        230,400
Komori Corp. ...........................      15,840        196,474
Kyokuto Kaihatsu Kogyo Co., Ltd. .......      38,640        145,148
Makino Milling Machine Co.,
  Ltd. (a)(b)...........................      38,739        251,240
Meidensha Corp. (a).....................      41,000        182,534
Miura Co., Ltd. (a).....................       8,500        221,506
Mori Seiki Co., Ltd. (a)................      20,100        248,023
Nachi-Fujikoshi Corp. ..................      73,418        240,431
Namura Shipbuilding Co., Ltd. ..........      17,100         88,758
Nippon Sharyo, Ltd. ....................      32,970        197,241
Nippon Thompson Co., Ltd. (a)...........      32,511        226,505
OKUMA Corp. (a)(b)......................      29,192        213,067
OSG Corp. (a)...........................      20,600        217,376
Ryobi, Ltd. (b).........................      40,723        137,283
Shima Seiki Manufacturing, Ltd. (a).....       7,700        172,228
Sintokogio, Ltd. (a)....................      19,519        162,310
Tadano, Ltd. (a)........................      36,913        199,893
Tocalo Co., Ltd. (a)....................       8,536        178,321
Toshiba Machine Co., Ltd. (a)...........      40,009        170,415
Tsubakimoto Chain Co. ..................      41,124        197,610
Union Tool Co. (a)......................       5,332        149,221
                                                       ------------
                                                          6,155,310
                                                       ------------
MARINE -- 0.3%
Iino Kaiun Kaisha, Ltd. (a).............      34,806        232,065
                                                       ------------
MEDIA -- 1.9%
Avex Group Holdings, Inc. (a)...........      17,792        153,852
CyberAgent, Inc. (a)....................          68        120,368
Daiichikosho Co., Ltd. (a)..............      16,981        219,168
Kadokawa Group Holdings, Inc. (a).......       7,987        180,785
Shochiku Co., Ltd. (a)..................      38,243        318,419
SKY Perfect JSAT Holdings, Inc. (a).....         895        385,049
Usen Corp. (a)(b).......................       3,280          2,036
Zenrin Co., Ltd. .......................      12,724        152,514
                                                       ------------
                                                          1,532,191
                                                       ------------
METALS & MINING -- 3.2%
Aichi Steel Corp. ......................      36,000        161,430
Daido Steel Co., Ltd. (a)...............      59,000        248,149
Godo Steel, Ltd. .......................      36,440         81,896
Maruichi Steel Tube, Ltd. (a)...........      12,800        259,726
Nakayama Steel Works, Ltd. (b)..........      69,212        108,144
Nippon Denko Co., Ltd. (a)..............      24,000        179,024
Nippon Yakin Kogyo Co., Ltd. (a)(b).....      33,000        130,672
Nisshin Steel Co., Ltd. (a).............     141,000        294,253
OSAKA Titanium Technologies Co. (a).....       5,300        219,794
Sanyo Special Steel Co., Ltd. (a)(b)....      39,750        171,864
Sumitomo Light Metal Industries,
  Ltd. (b)..............................     157,135        169,848
Toho Titanium Co., Ltd. (a).............      11,100        275,005
Toho Zinc Co., Ltd. (a).................      34,796        170,927
Tokyo Rope Manufacturing Co., Ltd. (a)..      51,654        143,176
                                                       ------------
                                                          2,613,908
                                                       ------------
MULTILINE RETAIL -- 0.7%
H2O Retailing Corp. (a).................      41,107        281,115
Matsuya Co., Ltd. (a)(b)................      12,908        121,289
Parco Co., Ltd. (a).....................      23,525        198,391
                                                       ------------
                                                            600,795
                                                       ------------
OFFICE ELECTRONICS -- 0.2%
Riso Kagaku Corp. ......................      12,847        153,163
                                                       ------------
OIL, GAS & CONSUMABLE FUELS -- 0.3%
Itochu Enex Co., Ltd. (a)...............      39,104        206,317
                                                       ------------
PAPER & FOREST PRODUCTS -- 0.3%
Daio Paper Corp. (a)....................      32,940        270,387
                                                       ------------
PERSONAL PRODUCTS -- 1.2%
Aderans Holdings Co., Ltd. (b)..........      15,404        182,824
Fancl Corp. (a).........................      13,200        250,325
Mandom Corp. (a)........................      11,845        323,253
Milbon Co., Ltd. (a)....................       8,008        183,402
                                                       ------------
                                                            939,804
                                                       ------------
PHARMACEUTICALS -- 2.5%
Kaken Pharmaceutical Co., Ltd. .........      40,428        333,583
Kyorin Co., Ltd. .......................      15,000        217,038
Mochida Pharmaceutical Co., Ltd. .......      33,483        318,920
Nichi-iko Pharmaceutical Co., Ltd. (a)..       7,065        198,627
Rohto Pharmaceutical Co., Ltd. (a)......      29,493        324,158
Sawai Pharmaceutical Co., Ltd. (a)......       4,400        287,243
Torii Pharmaceutical Co., Ltd. .........      17,800        349,371
                                                       ------------
                                                          2,028,940
                                                       ------------
PROFESSIONAL SERVICES -- 0.4%
en-japan, Inc. (a)......................          40         53,510
MEITEC Corp. (a)........................      11,744        230,129
                                                       ------------
                                                            283,639
                                                       ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.4%
Daibiru Corp. (a).......................      22,626        190,810
Daikyo, Inc. (a)(b).....................      63,352        123,395
Goldcrest Co., Ltd. (a).................       5,909        156,389
Heiwa Real Estate Co., Ltd. ............      56,755        170,678
K.K. daVinci Holdings (a)(b)............         262          9,351
Kenedix, Inc. (a)(b)....................         134         39,294
Leopalace21 Corp. (a)(b)................      34,700        180,110
Shoei Co., Ltd. (a).....................      12,898         97,867
Suruga Corp. (c)(d).....................      10,689              0
TOC Co., Ltd. (a).......................      42,000        159,118
                                                       ------------
                                                          1,127,012
                                                       ------------
ROAD & RAIL -- 1.5%
Hitachi Transport System, Ltd. (a)......      16,800        236,789
Kobe Electric Railway Co., Ltd. (b).....      86,000        352,504
Sankyu, Inc. (a)........................      74,830        369,185


See accompanying notes to financial statements.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Seino Holdings Co., Ltd. (a)............      35,000   $    249,465
                                                       ------------
                                                          1,207,943
                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 1.0%
Dainippon Screen Manufacturing Co.,
  Ltd. (a)(b)...........................      50,000        233,840
Micronics Japan Co., Ltd. (a)...........       5,900        102,732
Renesas Electronics Corp. (a)(b)........       7,400         74,998
Tokyo Seimitsu Co., Ltd. (a)(b).........      13,700        236,642
Ulvac, Inc. (a).........................       7,602        197,453
                                                       ------------
                                                            845,665
                                                       ------------
SOFTWARE -- 1.1%
Capcom Co., Ltd. (a)....................      15,700        296,727
DTS Corp. ..............................      15,732        156,242
FUJI SOFT, Inc. (a).....................      12,374        206,984
NSD Co., Ltd. (a).......................      18,078        217,269
                                                       ------------
                                                            877,222
                                                       ------------
SPECIALTY RETAIL -- 3.8%
ABC-Mart, Inc. (a)......................       6,900        220,794
Aoyama Trading Co., Ltd. (a)............      19,200        317,055
Autobacs Seven Co., Ltd. (a)............       8,788        280,738
Chiyoda Co., Ltd. (a)...................      15,513        191,588
Culture Convenience Club Co., Ltd. (a)..      30,628        149,141
DCM Japan Holdings Co., Ltd. (a)........      26,600        152,586
EDION Corp. (a).........................      19,350        199,423
Gulliver International Co., Ltd. (a)....       3,163        111,368
Honeys Co., Ltd. (a)....................      13,992        120,094
Joshin Denki Co., Ltd. (a)..............      21,000        189,683
Komeri Co., Ltd. (a)....................       8,630        224,894
MEGANE TOP Co., Ltd. ...................      10,900         72,091
Nishimatsuya Chain Co., Ltd. (a)........      15,666        162,964
Right On Co., Ltd. .....................      12,800         97,397
Sanrio Co., Ltd. (a)....................      20,505        195,087
United Arrows, Ltd. ....................      15,729        172,373
Xebio Co., Ltd. (a).....................       9,161        184,906
                                                       ------------
                                                          3,042,182
                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
Atsugi Co., Ltd. .......................     220,470        280,779
Daidoh, Ltd. ...........................      24,911        192,751
Daiwabo Co., Ltd. (a)...................      39,635         82,290
Gunze, Ltd. (a).........................      67,348        248,663
ONWARD HOLDINGS Co., Ltd. (a)...........      35,000        273,063
Sanyo Shokai, Ltd. (a)..................      64,516        245,111
SEIKO HOLDINGS Corp. (a)(b).............      39,649        104,384
The Japan Wool Textile Co., Ltd. (a)....      37,170        289,197
Toyobo Co., Ltd. (a)....................     168,000        267,894
Unitika, Ltd. (b).......................     176,084        143,219
                                                       ------------
                                                          2,127,351
                                                       ------------
TRADING COMPANIES & DISTRIBUTORS -- 2.3%
Hanwa Co., Ltd. (a).....................      77,032        326,463
Inaba Denki Sangyo Co., Ltd. ...........      11,763        272,800
Inabata & Co., Ltd. ....................      50,775        239,638
Iwatani Corp. (a).......................     123,422        361,918
Kuroda Electric Co., Ltd. (a)...........       8,500        117,075
Nagase & Co., Ltd. (a)..................      26,000        325,278
Okaya & Co., Ltd. ......................      20,105        189,560
                                                       ------------
                                                          1,832,732
                                                       ------------
TRANSPORTATION INFRASTRUCTURE -- 0.9%
Japan Airport Terminal Co., Ltd. (a)....      17,348        240,986
Mitsui-Soko Co., Ltd. (a)...............      50,686        189,855
The Sumitomo Warehouse Co., Ltd. (a)....      63,563        282,306
                                                       ------------
                                                            713,147
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $95,823,042)....................                 79,841,162
                                                       ------------
SHORT TERM INVESTMENTS -- 29.5%
UNITED STATES -- 29.5%
MONEY MARKET FUNDS -- 29.5%
State Street Institutional Liquid
  Reserves Fund (e).....................      14,784         14,784
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  23,766,220     23,766,220
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $23,781,004)....................                 23,781,004
                                                       ------------
TOTAL INVESTMENTS -- 128.6%
  (Cost $119,604,046)...................                103,622,166
OTHER ASSETS AND
  LIABILITIES -- (28.6)%................                (23,058,088)
                                                       ------------
NET ASSETS -- 100.0%....................               $ 80,564,078
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. The Tokushima Bank, Ltd. and Nissay Dowa
     General Insurance Co., Ltd.'s values are determined based on Level 2 inputs and Suruga Corp.'s value is determined based on Level 3 inputs.
(d)  Company has filed for insolvency.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(f)  Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 3.3%
ASX, Ltd. ..............................      35,858   $  1,117,042
Bank of Queensland, Ltd. ...............     109,643      1,186,496
Commonwealth Bank of Australia..........      21,952      1,134,167
TABCORP Holdings, Ltd. .................     413,547      2,619,060
UGL, Ltd. (a)...........................      90,314      1,247,565
                                                       ------------
                                                          7,304,330
                                                       ------------
AUSTRIA -- 3.2%
Oesterreichische Post AG (a)............     240,970      7,039,557
                                                       ------------
BELGIUM -- 4.2%
Belgacom SA.............................     182,392      7,137,297
Mobistar SA.............................      17,104      1,054,530
Solvay SA...............................      10,865      1,118,925
                                                       ------------
                                                          9,310,752
                                                       ------------
BERMUDA -- 2.8%
Nordic American Tanker Shipping,
  Ltd. (a)..............................     206,257      6,243,399
                                                       ------------
CANADA -- 18.6%
ARC Energy Trust........................      56,399      1,139,598
Baytex Energy Trust.....................      38,076      1,289,153
Brookfield Properties Corp. ............      93,447      1,441,472
Crescent Point Energy Corp. (a).........     114,261      4,388,893
EnCana Corp. ...........................      33,300      1,037,189
Enerplus Resources Fund.................      49,300      1,169,633
IGM Financial, Inc. (a).................      28,100      1,235,287
Keyera Facilities Income Fund...........      47,500      1,262,703
Manitoba Telecom Services, Inc. ........     203,842      6,409,304
NAL Oil & Gas Trust.....................      83,600      1,067,094
Pembina Pipeline Income Fund............      67,317      1,155,181
Penn West Energy Trust..................     382,900      8,118,061
Peyto Energy Trust......................      82,500      1,098,590
TELUS Corp. ............................      35,140      1,309,243
Vermilion Energy Trust..................      34,737      1,211,712
Yellow Pages Income Fund................   1,317,704      7,987,659
                                                       ------------
                                                         41,320,772
                                                       ------------
CHILE -- 0.5%
Lan Airlines SA ADR (a).................      68,323      1,205,901
                                                       ------------
CZECH REPUBLIC -- 1.0%
CEZ AS..................................      22,655      1,071,278
Komercni Banka AS.......................       5,311      1,078,937
                                                       ------------
                                                          2,150,215
                                                       ------------
FINLAND -- 3.2%
Fortum Oyj..............................      42,720      1,046,838
Kesko Oyj (Class B) (a).................      34,255      1,350,651
Konecranes Oyj (a)......................      37,926      1,122,317
Nokia Oyj ADR (a)(b)....................      86,714      1,347,535
Orion Oyj (Class B) (a).................      50,076      1,109,873
Sampo Oyj (Class A).....................      45,116      1,198,952
                                                       ------------
                                                          7,176,166
                                                       ------------
FRANCE -- 4.5%
Bouygues SA (b).........................      21,142      1,064,761
ICADE...................................      10,703      1,193,480
Lagardere SCA...........................      27,540      1,116,440
Metropole Television SA.................      41,339      1,071,170
Neopost SA (a)..........................      13,871      1,110,552
Nexity..................................      28,985      1,141,290
Schneider Electric SA...................      10,048      1,180,672
Total SA................................      17,851      1,038,147
Vallourec SA (a)........................       6,025      1,217,157
                                                       ------------
                                                         10,133,669
                                                       ------------
GERMANY -- 1.0%
BASF SE (a).............................      18,863      1,172,040
RWE AG..................................      11,664      1,035,335
                                                       ------------
                                                          2,207,375
                                                       ------------
HONG KONG -- 4.6%
CLP Holdings, Ltd. .....................     170,000      1,215,114
Hang Seng Bank Ltd. ....................     471,500      6,570,286
HongKong Electric Holdings, Ltd. .......     208,000      1,233,583
VTech Holdings, Ltd. ...................     114,000      1,233,274
                                                       ------------
                                                         10,252,257
                                                       ------------
ISRAEL -- 5.4%
Cellcom Israel, Ltd. ...................     106,080      3,624,754
Israel Chemicals, Ltd. .................      81,480      1,102,795
Koor Industries, Ltd. ..................     213,421      5,933,095
Partner Communications Co., Ltd. .......      56,729      1,274,550
                                                       ------------
                                                         11,935,194
                                                       ------------
ITALY -- 10.7%
ACEA SpA (a)............................     661,887      6,730,426
Enel SpA................................   1,151,397      6,449,932
Eni SpA.................................     258,277      6,070,371
Geox SpA (a)............................     165,081      1,147,010
Lottomatica SpA.........................      56,251      1,074,718
Mediaset SpA............................     136,675      1,176,186
Recordati SpA...........................     153,689      1,171,835
                                                       ------------
                                                         23,820,478
                                                       ------------
JAPAN -- 2.5%
Nintendo Co., Ltd. .....................      13,100      4,388,164
TonenGeneral Sekiyu K.K. ...............     137,000      1,156,817
                                                       ------------
                                                          5,544,981
                                                       ------------
MEXICO -- 0.5%
Grupo Televisa SA de CV ADR.............      56,000      1,177,120
                                                       ------------
NETHERLANDS -- 3.1%
Koninklijke BAM Groep NV (a)............     610,724      4,759,893
Koninklijke Boskalis Westminster NV.....      28,065      1,077,533
Smit Internationale NV..................      13,152      1,067,758
                                                       ------------
                                                          6,905,184
                                                       ------------
PHILIPPINES -- 0.4%
Philippine Long Distance Telephone
  Co. ADR...............................      18,902      1,007,099
                                                       ------------
PORTUGAL -- 1.1%
Brisa Auto- Estradas de Portugal
  SA (a)................................     108,215        919,553
Portugal Telecom, SGPS SA (b)...........     131,436      1,472,209
                                                       ------------
                                                          2,391,762
                                                       ------------
RUSSIA -- 0.6%
Mobile TeleSystems OJSC ADR (a).........      22,595      1,254,023
                                                       ------------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
SINGAPORE -- 1.0%
DBS Group Holdings, Ltd. ...............     105,000   $  1,073,996
Singapore Exchange, Ltd. (a)............     193,000      1,056,078
                                                       ------------
                                                          2,130,074
                                                       ------------
SOUTH AFRICA -- 1.0%
ArcelorMittal South Africa, Ltd. (b)....      75,301        949,062
Kumba Iron Ore, Ltd. (a)................      26,191      1,258,560
                                                       ------------
                                                          2,207,622
                                                       ------------
SPAIN -- 15.2%
ACS, Actividades de Construccion y
  Servicios SA (a)......................      21,823      1,008,700
Banco Bilbao Vizcaya Argentaria SA (a)..      61,747        846,360
Banco de Sabadell SA (a)................   1,146,094      6,339,585
Banco Espanol de Credito SA (a).........     536,307      5,660,278
Banco Popular Espanol SA (a)............     840,639      6,199,201
Banco Santander SA......................     329,455      4,386,528
Enagas..................................      50,857      1,116,516
Endesa SA...............................     109,715      3,141,314
Fomento de Construcciones y Contratas
  SA (a)................................      26,615        976,125
Gas Natural SDG SA (a)..................      53,700        993,282
Iberdrola SA............................     120,126      1,019,954
Repsol YPF SA...........................      42,826      1,015,826
Telefonica SA...........................      43,141      1,023,881
                                                       ------------
                                                         33,727,550
                                                       ------------
SWEDEN -- 0.6%
Ratos AB (Class B) (a)..................      41,494      1,380,827
                                                       ------------
SWITZERLAND -- 3.2%
Baloise Holding AG......................      12,553      1,115,106
Swiss Prime Site AG (b).................      58,337      3,655,242
Swisscom AG.............................       3,042      1,112,120
Zurich Financial Services AG............       4,993      1,282,227
                                                       ------------
                                                          7,164,695
                                                       ------------
TURKEY -- 0.4%
Turkcell Iletisim Hizmetleri AS.........     146,012        887,276
                                                       ------------
UNITED KINGDOM -- 7.0%
AstraZeneca PLC.........................     140,381      6,258,425
BP PLC..................................     113,056      1,069,098
Close Brothers Group PLC................     408,690      4,804,551
GlaxoSmithKline PLC.....................      55,394      1,063,364
IMI PLC.................................     126,548      1,266,941
Royal Dutch Shell PLC (Class A).........      38,207      1,106,964
                                                       ------------
                                                         15,569,343
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $213,319,984)...................                221,447,621
                                                       ------------
SHORT TERM INVESTMENTS -- 14.6%
UNITED STATES -- 14.6%
MONEY MARKET FUNDS -- 14.6%
State Street Institutional Liquid
  Reserves Fund (c).....................         100            100
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........  32,377,974     32,377,974
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $32,378,074)....................                 32,378,074
                                                       ------------
TOTAL INVESTMENTS -- 114.2%
  (Cost $245,698,058)...................                253,825,695
OTHER ASSETS AND
  LIABILITIES -- (14.2)%................                (31,484,588)
                                                       ------------
NET ASSETS -- 100.0%....................               $222,341,107
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.2%
AUSTRALIA -- 9.8%
Alumina, Ltd. ..........................     26,379   $    41,766
Aristocrat Leisure, Ltd. (a)............      8,870        36,880
Arrow Energy, Ltd. (a)(b)...............     11,471        52,959
Asciano Group (b).......................     52,023        90,485
ASX, Ltd. ..............................      1,358        42,304
Bendigo and Adelaide Bank, Ltd. ........      5,154        47,306
BlueScope Steel, Ltd. (b)...............     28,454        75,999
Boral, Ltd. (a).........................     26,546       136,689
Caltex Australia, Ltd. .................      3,450        35,814
CFS Retail Property Trust (a)...........    119,804       206,179
Cochlear, Ltd. (a)......................      2,194       146,683
Computershare, Ltd. ....................      6,448        74,097
CSR, Ltd. (a)...........................     55,961        85,007
David Jones, Ltd. (a)...................      2,844        12,399
Dexus Property Group....................    159,661       118,701
Downer EDI, Ltd. .......................      1,833        12,719
Energy Resources of Australia Ltd. .....        610        10,582
Fairfax Media, Ltd. (a).................     19,170        31,671
Goodman Group...........................     88,533        53,225
GPT Group...............................    122,873        64,848
Harvey Norman Holdings, Ltd. (a)........     27,952        92,874
Incitec Pivot, Ltd. ....................     24,422        77,783
Intoll Group............................     15,263        15,690
Lend Lease Group........................      1,762        14,005
Macquarie Atlas Roads Group (b).........      2,568         2,216
MAp Group...............................     20,538        58,249
Metcash, Ltd. ..........................     43,249       164,342
Mirvac Group............................     63,280        85,670
OneSteel, Ltd. .........................     17,708        63,388
OZ Minerals, Ltd. (b)...................     53,974        56,723
Paladin Energy, Ltd. (b)................     16,177        58,650
Qantas Airways, Ltd. (b)................      9,156        23,867
Sims Metal Management, Ltd. ............      1,838        36,541
Sonic Healthcare, Ltd. (a)..............     14,539       191,762
TABCORP Holdings, Ltd. .................      9,082        57,518
Tatts Group, Ltd. ......................     23,595        53,275
Toll Holdings, Ltd. (a).................     13,182        89,775
Transurban Group........................      9,305        43,130
                                                      -----------
                                                        2,561,771
                                                      -----------
AUSTRIA -- 0.7%
Andritz AG (a)..........................      2,233       132,491
Immoeast AG (b).........................      4,394        24,139
Wienerberger AG (b).....................      1,932        37,697
                                                      -----------
                                                          194,327
                                                      -----------
BELGIUM -- 0.4%
Ackermans & van haaren NV...............      1,512       110,805
                                                      -----------
CANADA -- 8.7%
Alimentation Couche-Tard, Inc.
  (Class B).............................      5,522       100,746
Biovail Corp. (a).......................        973        16,294
Canadian Tire Corp., Ltd. (Class
  A) (a)................................      1,102        60,219
Celestica, Inc. (b).....................      2,316        25,339
Eldorado Gold Corp. (a)(b)..............      6,211        75,483
Ensign Energy Services, Inc. (a)........        853        12,359
Finning International, Inc. ............      5,889       106,804
First Quantum Minerals, Ltd. (a)........      1,346       110,872
Fortis, Inc. (a)........................      7,457       212,343
Franco-Nevada Corp. ....................      1,843        49,502
Gerdau Ameristeel Corp. (a)(b)..........      1,955        15,416
Gildan Activewear, Inc. (a)(b)..........      3,023        79,616
IAMGOLD Corp. ..........................      5,495        73,119
Inmet Mining Corp. .....................      1,493        86,838
Ivanhoe Mines, Ltd. (b).................      4,824        84,398
Lundin Mining Corp. (b).................     10,381        55,151
Metro, Inc. (a).........................      3,941       163,575
Niko Resources, Ltd. (a)................      1,493       159,417
Onex Corp. .............................      5,464       155,591
Open Text Corp. (b).....................        372        17,758
Pacific Rubiales Energy Corp. (b).......      3,501        68,084
Petrobank Energy & Resources, Ltd. (b)..      1,987       108,932
Red Back Mining, Inc. (a)(b)............      3,501        71,604
Silver Wheaton Corp. (b)................      6,089        95,727
Sino-Forest Corp. (a)(b)................      4,474        87,756
TMX Group, Inc. ........................      2,984        88,001
TransAlta Corp. ........................      1,833        40,597
Viterra, Inc. (b).......................      5,967        56,403
                                                      -----------
                                                        2,277,944
                                                      -----------
CHINA -- 0.1%
Shui On Land, Ltd. .....................     29,500        15,083
                                                      -----------
DENMARK -- 1.1%
DSV A/S (a).............................      8,446       151,208
FLSmidth & Co. A/S......................        372        25,855
Jyske Bank A/S (b)......................      2,835       100,891
                                                      -----------
                                                          277,954
                                                      -----------
FINLAND -- 2.5%
Elisa Oyj (b)...........................      5,464       112,896
Metso Oyj (a)...........................      2,443        79,037
Neste Oil Oyj (a).......................        610        10,656
Nokian Renkaat Oyj (a)..................      1,833        47,695
Orion Oyj (Class B) (a).................      6,056       134,224
Outokumpu Oyj...........................      2,569        56,487
Pohjola Bank PLC (a)....................      3,358        37,803
Rautaruukki Oyj (a).....................      1,225        26,521
Stora Enso Oyj (a)......................     13,126       100,171
Wartsila Oyj (a)........................      1,225        62,158
                                                      -----------
                                                          667,648
                                                      -----------
FRANCE -- 4.4%
Air France-KLM (a)(b)...................      2,627        41,607
Atos Origin SA (b)......................      2,235       112,439
Bourbon SA (a)..........................      2,613       113,158
Compagnie Generale de Geophysique-
  Veritas (b)...........................      2,255        64,091
EDF Energies Nouvelles SA (a)...........        243        11,645
Euler Hermes SA.........................        184        13,743
Eurazeo.................................        243        16,910
Fonciere des Regions (a)(b).............        118        13,021
Groupe Eurotunnel SA (a)................      5,329        54,405
Neopost SA..............................      1,712       137,068
Nexans SA...............................      1,118        95,471
Nexity..................................        270        10,631
SCOR SE.................................      7,266       183,851
Valeo SA (b)............................      3,518       125,788
Wendel (a)..............................        672        40,095


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Zodiac Aerospace (a)....................      2,301   $   113,393
                                                      -----------
                                                        1,147,316
                                                      -----------
GERMANY -- 2.6%
Bilfinger Berger AG.....................      1,852       123,781
GEA Group AG............................      1,041        24,171
Lanxess AG..............................      3,247       149,885
MTU Aero Engines Holding AG.............        302        17,602
ProSiebenSat.1 Media AG Preference
  Shares................................      2,809        47,511
Rhoen-Klinikum AG.......................      4,480       114,873
SGL Carbon AG (a)(b)....................      1,361        39,870
Sky Deutschland AG (b)..................      5,338        13,795
Solarworld AG (a).......................      1,343        20,289
Tognum AG...............................      1,284        24,184
TUI AG (a)(b)...........................      1,833        20,648
United Internet AG (a)(b)...............      5,570        84,638
                                                      -----------
                                                          681,247
                                                      -----------
GREECE -- 0.3%
Marfin Investment Group SA (b)..........     11,599        26,681
Titan Cement Co. SA.....................      2,215        58,743
                                                      -----------
                                                           85,424
                                                      -----------
HONG KONG -- 2.6%
ASM Pacific Technology, Ltd. ...........      2,300        21,786
Chinese Estates Holdings, Ltd. .........     37,623        62,893
Fosun International.....................     21,000        16,795
Fushan International Energy
  Group, Ltd. ..........................     40,000        30,394
GCL Poly Energy Holdings, Ltd. .........    134,000        31,409
GOME Electrical Appliances Holdings,
  Ltd. (b)..............................    152,000        51,093
Hopewell Holdings.......................     40,000       118,485
Melco Crown Entertainment Ltd,
  ADR (a)(b)............................      2,629        12,672
Mongolia Energy Co., Ltd. (b)...........     88,000        40,686
NWS Holdings, Ltd. .....................     34,139        68,149
Shangri-La Asia, Ltd. ..................     26,000        51,031
The Link REIT...........................     75,963       187,249
                                                      -----------
                                                          692,642
                                                      -----------
IRELAND -- 1.6%
Allied Irish Banks PLC (b)..............     14,657        23,759
Dragon Oil PLC (b)......................      6,402        47,237
Elan Corp. PLC (b)......................      8,552        64,570
Kerry Group PLC (Class A)...............      5,495       171,012
The Governor & Co. of the Bank of
  Ireland (b)...........................     17,096        37,012
Willis Group Holdings PLC (a)...........      2,722        85,171
                                                      -----------
                                                          428,761
                                                      -----------
ITALY -- 2.3%
Banca Popolare dell'Emilia
  Romagna Scrl..........................      1,225        16,642
Banca Popolare di Milano Scarl..........     10,839        67,428
Davide Campari-Milano SpA...............     20,236       216,723
EXOR SpA................................      4,029        40,479
Fondiaria-Sai SpA (a)...................        853        12,858
Geox SpA (a)............................      1,465        10,179
Mediolanum SpA (a)......................      2,076        12,170
Parmalat SpA............................     34,916        95,789
Pirelli & C. SpA (b)....................     51,045        31,426
Prysmian SpA............................      2,443        48,097
Saras SpA (a)...........................     11,617        31,752
Unipol Gruppo Finanziario SpA (a)(b)....      9,285        10,503
Unipol Gruppo Finanziario SpA Preference
  Shares (b)............................     22,227        16,677
                                                      -----------
                                                          610,723
                                                      -----------
JAPAN -- 25.7%
Advantest Corp. (a).....................      3,300        82,571
Alfresa Holdings Corp. (a)..............      1,500        64,694
Amada Co., Ltd. (a).....................     19,000       159,418
Aozora Bank, Ltd. (a)...................     19,000        26,841
Brother Industries, Ltd. (a)............      2,300        27,815
Casio Computer Co., Ltd. (a)............      9,500        73,100
Cosmo Oil Co., Ltd. (a).................     38,000        91,909
Credit Saison Co., Ltd. (a).............      6,000        93,108
Electric Power Development Co.,
  Ltd. (a)..............................      1,300        42,851
Elpida Memory, Inc. (a)(b)..............      3,400        66,988
Fuji Heavy Industries, Ltd. (a)(b)......     25,000       129,495
Fukuoka Financial Group, Inc. (a).......     33,000       140,208
Furukawa Electric Co., Ltd. (a).........     23,000       119,628
Hirose Electric Co., Ltd. (a)...........      1,500       173,052
Hitachi Metals, Ltd. ...................      1,000        10,520
Hokkaido Electric Power Co., Inc. (a)...      3,700        71,038
Hokuhoku Financial Group, Inc. (a)......     52,000       114,084
Idemitsu Kosan Co., Ltd. (a)............      1,500       113,656
IHI Corp. (a)...........................      5,000         9,150
Isetan Mitsukoshi Holdings, Ltd. (a)....     11,500       123,689
Isuzu Motors, Ltd. (b)..................     15,000        40,614
J Front Retailing Co., Ltd. (a).........     23,000       135,381
Japan Real Estate Investment Corp. (a)..         19       162,061
JSR Corp. (a)...........................      1,300        27,171
Kajima Corp. (a)........................     41,000       100,482
Kawasaki Heavy Industries, Ltd. (a).....      4,000        11,045
Kawasaki Kisen Kaisha, Ltd. (a)(b)......      3,000        11,976
Keihin Electric Express Railway Co.,
  Ltd. (a)..............................     33,000       271,233
Konami Corp. (a)........................      4,100        79,113
Konica Minolta Holdings, Inc. (a).......      7,500        87,570
Kuraray Co., Ltd. (a)...................     18,500       249,069
Kurita Water Industries, Ltd. (a).......      3,300        93,413
Makita Corp. (a)........................      1,300        42,851
Marui Group Co., Ltd. (a)...............     17,400       126,254
Mazda Motor Corp. (a)...................      2,000         5,629
MEDIPAL HOLDINGS Corp. (a)..............      7,500        88,854
Mitsubishi Gas Chemical Co., Inc. ......     19,000       114,480
Mitsubishi Materials Corp. (a)(b).......      3,000         8,637
Mitsui Chemicals, Inc. (a)..............     15,000        45,430
Mitsui Engineering & Shipbuilding Co.,
  Ltd. (a)..............................     37,000        92,262
Mitsumi Electric Co., Ltd. (a)..........      1,300        28,465
Namco Bandai Holdings, Inc. (a).........      9,500        92,621
NGK Spark Plug Co., Ltd. (a)............     12,000       163,099
Nippon Mining Holdings, Inc. (a)(c).....      8,500        39,753
Nippon Paper Group, Inc. (a)............      1,300        33,460
Nippon Sheet Glass Co., Ltd. (a)........     33,000        97,474
Nipponkoa Insurance Co., Ltd. (b)(c)....     13,000        81,667
Nisshin Steel Co., Ltd. (a).............     37,000        77,215
NTN Corp. (a)...........................     23,000       103,874
Obayashi Corp. (a)......................     32,000       142,123


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
OJI Paper Co., Ltd. (a).................     14,000   $    61,430
OMRON Corp. (a).........................      1,300        30,190
SBI Holdings, Inc. (a)..................        349        68,911
Sega Sammy Holdings, Inc. (a)...........      1,300        15,749
Seiko Epson Corp. (a)...................      1,300        20,201
Shimano, Inc. (a).......................      3,700       163,736
Shimizu Corp. (a).......................     23,000        95,997
Shinko Electric Industries Co.,
  Ltd. (a)..............................      1,300        20,118
Shinsei Bank, Ltd. (a)..................     19,000        22,977
Showa Denko K.K. .......................     52,000       117,423
Showa Shell Sekiyu K.K. (a).............     18,800       127,158
Sojitz Corp. (a)........................     22,600        43,778
Stanley Electric Co., Ltd. (a)..........      5,800       112,536
Sumitomo Heavy Industries, Ltd. (a).....      2,000        12,051
Suzuken Co., Ltd. ......................      1,800        63,474
Taisei Corp. (a)........................     52,000       114,640
Taiyo Nippon Sanso Corp. ...............      1,000         9,782
Takashimaya Co., Ltd. (a)...............     15,000       123,288
Teijin, Ltd. (a)........................      3,000        10,081
The Bank of Kyoto, Ltd. (a).............     15,000       138,217
The Gunma Bank, Ltd. ...................     23,000       127,258
The Hachijuni Bank, Ltd. (a)............     33,000       187,885
The Joyo Bank, Ltd. (a).................     33,000       147,271
THK Co., Ltd. (a).......................      7,100       155,009
Ube Industries, Ltd. (a)................     41,000       105,308
Yakult Honsha Co., Ltd. (a).............      1,300        35,088
Yamaha Corp. (a)........................      7,500        96,880
Yokogawa Electric Corp. (a)(b)..........     12,600       109,765
                                                      -----------
                                                        6,723,292
                                                      -----------
LUXEMBOURG -- 0.7%
Acergy SA...............................      3,445        63,088
GAGFAH SA (a)...........................      1,225        10,981
Oriflame Cosmetics SA SDR...............      1,738       108,671
                                                      -----------
                                                          182,740
                                                      -----------
NETHERLANDS -- 2.9%
Core Laboratories NV (a)................        672        87,898
Fugro NV................................        853        55,851
Gemalto NV (b)..........................      3,146       136,390
James Hardie Industries SE (b)..........      4,198        27,974
Koninklijke Boskalis Westminster NV.....      2,321        89,113
QIAGEN NV (b)...........................      4,052        93,481
SBM Offshore NV.........................      3,557        71,304
SNS REAAL NV (b)........................      2,196        13,790
TomTom NV (a)(b)........................      2,207        18,697
Wereldhave NV...........................      1,805       173,309
                                                      -----------
                                                          767,807
                                                      -----------
NEW ZEALAND -- 0.2%
Contact Energy, Ltd. (b)................      7,083        32,165
Fletcher Building, Ltd. ................      3,364        19,931
                                                      -----------
                                                           52,096
                                                      -----------
NORWAY -- 0.7%
Aker Solutions ASA (a)..................      1,225        19,193
Marine Harvest (b)......................     46,209        41,105
Renewable Energy Corp. ASA (a)(b).......      4,884        22,874
Storebrand ASA (b)......................     12,249        96,969
                                                      -----------
                                                          180,141
                                                      -----------
PORTUGAL -- 0.1%
Banco BPI SA (a)........................     10,138        26,997
Sonae (a)...............................     10,499        12,501
                                                      -----------
                                                           39,498
                                                      -----------
SINGAPORE -- 2.5%
CapitaMall Trust........................     75,000        94,954
Fraser and Neave, Ltd. .................     58,000       199,135
Golden Agri-Resources, Ltd. (b).........    114,000        47,294
Neptune Orient Lines, Ltd. (a)(b).......     16,000        23,004
Olam International, Ltd. (a)............     14,096        26,114
Singapore Press Holdings, Ltd. (a)......     94,000       256,843
                                                      -----------
                                                          647,344
                                                      -----------
SOUTH KOREA -- 4.5%
Amorepacific Corp. Preference Shares....        118        26,073
Cheil Industries, Inc. .................      1,267        71,555
Daelim Industrial Co. Ltd. .............        610        40,435
Daewoo Engineering & Construction
  Co., Ltd. ............................      2,662        25,880
Daewoo International Corp. .............        909        28,922
Daewoo Securities Co., Ltd. (b).........      1,980        35,699
Daewoo Securities Co., Ltd. Preference
  Shares (b)............................      1,918        12,612
Daewoo Shipbuilding & Marine Engineering
  Co., Ltd. ............................      1,710        32,796
Dongbu Insurance Co., Ltd. .............        950        27,120
Doosan Infracore Co., Ltd. (b)..........      1,350        24,460
Glovis Co., Ltd. .......................        243        21,133
GS Engineering & Construction Corp. ....        490        42,225
GS Holdings.............................        562        19,918
Hanwha Corp. ...........................      2,048        74,665
Hyosung Corp. ..........................        372        26,697
Hyundai Development Co. ................        656        19,162
Hyundai Merchant Marine Co., Ltd. ......      1,180        31,861
Hyundai Mipo Dockyard Co., Ltd. ........        112        15,393
Hyundai Securities Co., Ltd. (b)........      3,912        47,022
KCC Corp. ..............................        107        33,477
Kia Motors Corp. .......................      2,948        65,789
Korea Zinc Co., Ltd. ...................        134        23,923
Korean Air Lines Co., Ltd. (b)..........        530        31,150
LG Household & Health Care, Ltd. .......        118        31,548
LS Corp. ...............................        243        21,219
Mirae Asset Securities Co., Ltd. (b)....        619        31,184
NCSoft Corp. ...........................        243        30,819
OCI Co., Ltd. ..........................        243        42,310
Samsung Engineering Co., Ltd. ..........        491        50,773
Samsung Securities Co., Ltd. (b)........        870        46,904
Samsung Techwin Co., Ltd. ..............        720        54,026
SK Holdings Co., Ltd. ..................        490        43,524
SK Networks Co., Ltd. ..................      1,180        11,994
Woori Investment & Securities Co.,
  Ltd. (b)..............................      2,196        30,472
                                                      -----------
                                                        1,172,740
                                                      -----------
SPAIN -- 2.1%
Bolsas y Mercados Espanoles (a).........      2,683        71,954
Ebro Puleva SA..........................     11,334       209,107
Enagas..................................      1,225        26,893
Grifols SA (a)..........................      1,100        16,462


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
Grupo Catalana Occidente SA.............        610   $    12,438
Indra Sistemas SA (a)...................      9,260       190,201
Tecnicas Reunidas SA....................        243        15,306
                                                      -----------
                                                          542,361
                                                      -----------
SWEDEN -- 2.9%
Alfa Laval AB (a).......................      3,051        45,063
Boliden AB (a)..........................      4,272        61,258
Getinge AB (Class B) (a)................      7,556       181,735
Hexagon AB (Class B)....................      2,929        41,918
Husqvarna AB (Class B) (a)..............      5,860        42,747
Industrivarden AB.......................      1,586        21,321
Kinnevik Investment AB (Class B) (a)....      3,912        72,293
Lundin Petroleum AB (a)(b)..............      7,072        60,088
Meda AB (Class A) (a)...................      3,505        38,595
Modern Times Group AB (Class B) (a).....      1,981       115,607
SSAB AB (Series A) (a)..................      3,911        70,536
                                                      -----------
                                                          751,161
                                                      -----------
SWITZERLAND -- 5.1%
Aryzta AG...............................      1,712        75,145
Baloise Holding AG......................      1,215       107,931
Banque Cantonale Vaudoise...............         75        35,058
Basellandschaftliche Kantonalbank.......        258       269,631
Clariant AG (b).........................      5,489        69,933
EFG International AG....................      1,439        25,019
Foster Wheeler AG (a)(b)................      1,943        52,733
Logitech International SA (a)(b)........      1,645        27,116
Nobel Biocare Holding AG (a)............      2,696        72,231
Panalpina Welttransport Holding AG......        345        29,352
PSP Swiss Property AG (b)...............      3,464       222,804
Sika AG.................................        110       186,024
Straumann Holding AG (a)................        154        38,407
Sulzer AG...............................        909        88,521
Swiss Life Holding AG (b)...............        372        48,950
                                                      -----------
                                                        1,348,855
                                                      -----------
UNITED KINGDOM -- 14.7%
3i Group PLC............................     16,484        72,813
Aberdeen Asset Management PLC...........      7,450        14,691
Admiral Group PLC.......................      6,936       138,880
Aggreko PLC.............................      9,937       179,675
AMEC PLC................................      2,196        26,616
ARM Holdings PLC........................      4,350        15,724
Ashmore Group PLC.......................      3,660        14,640
Balfour Beatty PLC......................     24,302       107,716
British Airways PLC (a)(b)..............      9,036        33,307
Bunzl PLC...............................      7,342        80,298
Burberry Group PLC......................      1,715        18,588
Cobham PLC..............................     47,657       185,788
Dana Petroleum PLC (b)..................      1,661        30,285
Drax Group PLC..........................     12,032        68,187
easyJet PLC (b).........................      3,658        25,464
FirstGroup PLC..........................     11,687        63,644
GKN PLC (b).............................     18,593        38,921
Hammerson PLC...........................      8,181        48,820
Hays PLC................................     59,379        97,728
Home Retail Group PLC...................     15,607        64,157
ICAP PLC................................      4,641        26,315
IG Group Holdings PLC...................      3,176        19,377
Inchcape PLC (b)........................    128,670        57,539
Informa PLC.............................     24,662       144,888
Inmarsat PLC............................     17,736       203,392
Intercontinental Hotels Group PLC.......      3,910        61,209
Intertek Group PLC......................      7,378       163,175
Invensys PLC............................     15,107        78,074
Investec PLC............................     16,664       136,246
ITV PLC (b).............................     57,614        53,092
Johnson Matthey PLC.....................      1,225        32,444
Liberty International PLC...............      3,539        27,030
Logica PLC..............................     57,015       118,054
London Stock Exchange Group PLC (a).....      3,921        42,259
Lonmin PLC (b)..........................      2,443        75,524
Pennon Group PLC........................     15,234       120,742
Persimmon PLC (b).......................      3,298        23,288
Petrofac, Ltd. .........................      3,828        69,797
Petropavlovsk PLC.......................      2,316        41,806
Premier Oil PLC (b).....................        610        11,428
Randgold Resources, Ltd. ...............      1,570       119,434
Rentokil Initial PLC (b)................     27,503        54,402
Resolution, Ltd. .......................     25,330        31,488
Rexam PLC...............................     17,840        79,263
Segro PLC...............................     11,109        53,857
Serco Group PLC.........................     19,885       181,283
Tate & Lyle PLC.........................      8,342        57,474
Taylor Wimpey PLC (b)...................     17,337         9,901
Thomas Cook Group PLC...................      7,061        28,898
Tomkins PLC.............................     35,926       128,611
Travis Perkins PLC (b)..................      2,196        27,265
Tui Travel PLC (a)......................     23,779       108,752
Virgin Media, Inc. (a)..................      4,257        73,476
William Hill PLC........................     18,189        58,272
                                                      -----------
                                                        3,843,997
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $23,789,627)....................               26,003,677
                                                      -----------
WARRANTS -- 0.0% (D)
FRANCE -- 0.0% (D)
Fonciere des Regions
  (expiring 12/31/10) (a)(b)
  (Cost $0).............................         88            99
                                                      -----------
SHORT TERM INVESTMENTS -- 20.4%
UNITED STATES -- 20.4%
MONEY MARKET FUNDS -- 20.4%
State Street Institutional Liquid
  Reserves Fund (e).....................     17,219        17,219
State Street Navigator Securities
  Lending Prime Portfolio (e)(f)........  5,310,349     5,310,349
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $5,327,568).....................                5,327,568
                                                      -----------
TOTAL INVESTMENTS -- 119.6%
  (Cost $29,117,195)....................               31,331,344
OTHER ASSETS AND
  LIABILITIES -- (19.6)%................               (5,124,854)
                                                      -----------
NET ASSETS -- 100.0%....................              $26,206,490
                                                      ===========





See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is detemined based on Level 2 inputs.
(d)  Amount shown represents less than 0.05% of net assets.
(e)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(f)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 98.7%
BRAZIL -- 8.0%
Anhanguera Educacional Participacoes
  SA (a)................................      40,291   $    582,229
Centrais Eletricas de Santa Catarina SA
  Preference Shares (a).................      32,119        662,105
Companiha de Tecidos Norte de Minas-
  Coteminas Preference Shares...........     124,310        402,595
Confab Industrial SA Preference Shares..     278,076        736,986
Diagnosticos da America SA..............     153,007      1,337,429
Eternit SA..............................     110,971        503,651
LLX Logistica SA (a)(b).................     249,131      1,168,390
Localiza Rent a Car SA..................      44,138        464,949
Lojas Renner SA.........................      51,593      1,179,467
Lupatech SA (a).........................      29,062        392,444
Magnesita Refratarios SA (a)............      76,076        607,432
Marcopolo SA Preference Shares..........     220,968        990,499
Randon SA Implementos e Participacoes
  Preference Shares.....................     104,754        804,716
Rossi Residencial SA....................      23,107        160,417
Sao Martinho SA.........................      50,062        456,945
Totvs SA(b).............................      24,073      1,510,582
Transmissora Alianca de Energia
  Electrica SA..........................      44,445        955,292
                                                       ------------
                                                         12,916,128
                                                       ------------
CHILE -- 2.4%
Almendral SA............................   5,658,841        571,546
Companhia Sudamericana de Vapores
  SA (a)................................     616,420        495,720
Empresas La Polar SA....................     212,081      1,168,011
Masisa SA...............................   5,277,718        784,492
Vina Concha Y Toro SA...................     370,713        847,748
                                                       ------------
                                                          3,867,517
                                                       ------------
CHINA -- 10.3%
AAC Acoustic Technology
  Holdings, Inc. .......................     466,000        778,997
Anhui Expressway Co., Ltd. .............   1,116,000        761,755
BBMG Corp. (a)..........................     426,000        429,583
Brilliance China Automotive Holdings,
  Ltd. (a)..............................   3,152,000        897,127
China Green Holdings, Ltd. .............     495,000        623,476
China Hongxing Sports, Ltd. ............   1,252,000        129,852
China Huiyuan Juice Group, Ltd. ........     625,900        448,989
China Medical Technologies, Inc.
  ADR (c)...............................      11,857        161,492
China Shanshui Cement Group, Ltd. ......   1,058,000        591,358
E-House China Holdings, Ltd. (c)........      12,386        235,706
Focus Media Holding, Ltd. ADR (a)(c)....      21,951        400,825
Giant Interactive Group, Inc. ADR (c)...      57,654        438,170
Great Wall Motor Co., Ltd. .............     444,500        923,955
Harbin Power Equipment Co., Ltd. .......     526,000        434,229
Home Inns & Hotels Management, Inc.
  ADR (a)...............................      31,320      1,025,417
Metallurgical Corp. of China, Ltd. (a)..     777,000        425,290
Ports Design, Ltd. .....................     312,500        792,851
Semiconductor Manufacturing
  International Corp. (a)...............   9,497,000      1,223,100
Shanghai Electric Group Co., Ltd. ......   1,368,000        665,968
Shenzhen International Holdings, Ltd. ..   7,795,000        602,341
SINA Corp. (a)(c).......................      20,437        770,271
TPV Technology, Ltd. ...................   1,274,000        858,117
Wumart Stores, Inc. ....................     326,000        657,483
WuXi PharmaTech Cayman, Inc.
  ADR (a)(c)............................      16,109        250,817
Xinjiang Xinxin Mining Industry
  Co., Ltd. ............................   1,116,000        620,902
Zhejiang Southeast Electric Power
  Co. (a)...............................     706,400        459,160
Zhuzhou CSR Times Electric Co., Ltd. ...     625,000      1,184,849
                                                       ------------
                                                         16,792,080
                                                       ------------
CZECH REPUBLIC -- 0.5%
Philip Morris CR AS.....................       1,540        811,860
                                                       ------------
EGYPT -- 2.4%
Eastern Tobacco.........................      20,495        465,288
Egyptian Financial Group-Hermes
  Holding...............................      99,482        569,501
Egyptian for Tourism Resorts (a)........     503,902        199,511
Egyptian Kuwait Holding Co. ............     285,951        640,530
Maridive & Oil Services SAE.............      42,164        196,063
Misr Beni Suef Cement Co. ..............      26,021        836,490
Olympic Group Financial Investments.....      41,143        233,512
Six of October Development & Investment
  Co. (a)...............................      20,075        350,383
Suez Cement Co. ........................      41,357        334,251
                                                       ------------
                                                          3,825,529
                                                       ------------
HONG KONG -- 2.9%
Chaoda Modern Agriculture
  Holdings, Ltd. .......................     923,120        983,193
China Everbright International, Ltd. ...   1,343,000        683,201
China Power International Development,
  Ltd. (a)..............................   2,777,000        661,642
China Travel International Investment
  Hong Kong, Ltd. ......................   2,246,000        610,334
GZI Transportation, Ltd. ...............     248,549        127,400
Lee & Man Paper Manufacturing, Ltd. ....     434,000        339,276
Shougang Concord International
  Enterprises Co., Ltd. ................   2,900,000        612,516
Yuexiu Property Co., Ltd. ..............   2,828,000        761,204
                                                       ------------
                                                          4,778,766
                                                       ------------
INDIA -- 9.2%
Amtek Auto, Ltd. .......................      89,929        387,599
Anant Raj Industries, Ltd. .............     181,548        539,448
Ashok Leyland, Ltd. ....................     760,761        946,397
Bharat Forge, Ltd. .....................     134,088        764,596
CESC, Ltd. .............................      69,572        592,358
Divi's Laboratories, Ltd. ..............      45,773        692,279
Educomp Solutions, Ltd. ................      27,479        457,830
Glenmark Pharmaceuticals, Ltd. .........     108,281        644,814
GTL, Ltd. ..............................      90,639        827,753
India Cements, Ltd. ....................     121,104        353,372
Indiabulls Financial Services, Ltd. ....      63,075        148,713
IRB Infrastructure Developers, Ltd. ....     134,990        765,981
IVRCL Infrastructures &
  Projects, Ltd. .......................     297,114      1,096,599


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
LIC Housing Finance, Ltd. ..............      12,881   $    250,892
MAX India, Ltd. (a).....................     117,840        543,594
Moser Baer India, Ltd. .................     229,589        373,827
Nagarjuna Construction Co., Ltd. .......     171,338        622,076
Patni Computer Systems, Ltd. ...........     102,110      1,219,088
Punj Lloyd, Ltd. .......................     131,367        519,674
Sintex Industries, Ltd. ................      80,450        537,677
United Phosphorus, Ltd. ................     177,295        585,652
Welspun-Gujarat Stahl, Ltd. ............      83,917        511,502
Yes Bank, Ltd. (a)......................     135,831        769,089
Zee Entertainment Enterprises, Ltd. ....     139,491        834,243
                                                       ------------
                                                         14,985,053
                                                       ------------
INDONESIA -- 1.8%
Bakrie and Brothers Tbk PT (a)..........  29,816,500        239,200
Bank Panin Indonesia Tbk PT (a).........   9,405,500      1,023,292
Darma Henwa PT Tbk (a)..................  30,510,049        352,058
Energi Mega Persada Tbk PT (a)..........   7,500,000        121,161
Kalbe Farma Tbk PT......................   3,556,000        730,779
Lippo Karawaci Tbk PT (a)...............   6,766,500        446,167
                                                       ------------
                                                          2,912,657
                                                       ------------
ISRAEL -- 3.6%
Clal Industries and Investments, Ltd. ..     107,123        736,529
Elbit Imaging, Ltd. (a).................      13,249        301,974
First International Bank of Israel,
  Ltd. (a)..............................      37,338        700,520
Isramco Negev 2 -- LP (a)...............   5,600,299        859,544
Koor Industries, Ltd. ..................      17,910        497,897
NICE Systems, Ltd. (a)..................      36,561      1,165,835
Orbotech, Ltd. (a)(c)...................      62,361        675,370
Osem Investments, Ltd. .................      55,460        851,960
                                                       ------------
                                                          5,789,629
                                                       ------------
MALAYSIA -- 4.8%
Alliance Financial Group Bhd............   1,242,200      1,096,731
Bursa Malaysia Bhd......................     299,000        720,460
Gamuda Bhd..............................   1,249,800      1,111,104
IGB Corp. Bhd...........................   1,645,400        953,343
KNM Group Bhd (a).......................   2,358,250        520,521
Kulim Malaysia Bhd......................     280,700        611,826
Malaysian Bulk Carriers Bhd.............     427,600        416,851
Media Prima Bhd.........................   1,425,400        939,488
Parkson Holdings Bhd....................     323,494        585,106
SP Setia Bhd............................     698,100        894,561
                                                       ------------
                                                          7,849,991
                                                       ------------
MEXICO -- 3.1%
Axtel SAB de CV (a).....................     548,213        422,104
Consorcio ARA SAB de CV (a)(c)..........     697,887        471,666
Corporacion GEO SAB de CV (a)...........     218,370        664,398
Empresas ICA SAB de CV (a)(c)...........     234,442        602,023
Grupo Aeroportuario del Sureste SAB de
  CV (c)................................     179,601        953,433
Industrias CH SAB, Series B (a).........     152,876        613,352
Promotora y Operadora de
  Infraestructura, SAB de CV (a)........     185,110        465,582
TV Azteca SAB de CV.....................   1,409,169        819,760
                                                       ------------
                                                          5,012,318
                                                       ------------
MOROCCO -- 0.3%
Samir (a)...............................       5,707        430,556
                                                       ------------
PERU -- 0.2%
Sociedad Minera El Brocal SA............      17,925        287,304
                                                       ------------
PHILIPPINES -- 0.3%
Megaworld Corp. ........................  17,458,000        494,495
                                                       ------------
POLAND -- 2.6%
Agora SA (a)............................      44,014        414,053
Asseco Poland SA........................      26,731        532,165
Ciech SA (a)............................      22,879        269,920
Echo Investment SA (a)..................     258,184        398,167
Emperia Holding SA......................       9,025        241,354
Grupa Lotos SA (a)......................      51,616        533,690
LPP SA (a)..............................         612        395,759
Orbis SA (a)............................      31,645        441,440
PBG SA (a)..............................       6,255        472,452
Polimex- Mostostal SA...................     260,828        466,238
                                                       ------------
                                                          4,165,238
                                                       ------------
RUSSIA -- 1.3%
AK Transneft OAO Preference Shares......         335        388,600
Integra Group Holdings GDR (a)..........     146,634        441,368
Inter Rao Ues OAO (a)...................  96,888,036        174,399
LSR Group GDR (a).......................      17,859        166,089
OGK-2 OAO (a)...........................   3,479,563        207,034
PIK Group GDR (a).......................      80,748        415,852
Vsmpo-Avisma Corp. .....................       3,146        352,352
                                                       ------------
                                                          2,145,694
                                                       ------------
SOUTH AFRICA -- 10.0%
Afgri, Ltd. ............................     942,501        821,357
Aquarius Platinum, Ltd. ................     107,218        700,486
Aveng, Ltd. ............................     132,162        676,651
Coronation Fund Managers, Ltd. .........     235,245        311,997
DataTec, Ltd. ..........................     172,810        764,755
Foschini, Ltd. .........................     167,221      1,525,583
Gold Reef Resorts, Ltd. ................     245,424        633,281
Grindrod, Ltd. .........................     265,348        553,173
Hosken Consolidated Investments,
  Ltd. (a)..............................      67,404        715,897
Investec, Ltd. .........................      73,371        624,317
JD Group, Ltd. .........................     140,168        844,564
JSE, Ltd. ..............................      78,148        689,546
Lewis Group, Ltd. ......................     145,999      1,123,230
Merafe Resources, Ltd. .................   1,231,661        275,046
Metorex, Ltd. (a).......................     277,497        145,475
Mvelaphanda Resources, Ltd. (a).........      90,095        558,190
Netcare, Ltd. (a).......................     504,493        906,775
Northam Platinum, Ltd. .................      85,675        559,971
Reunert, Ltd. ..........................     125,617        991,909
SA Corporate Real Estate Fund...........   2,403,952        916,546
The Spar Group, Ltd. ...................      44,120        447,571
Tongaat Hulett, Ltd. ...................      21,934        307,628
Wilson Bayly Holmes-Ovcon, Ltd. ........      27,449        443,097
Woolworths Holdings, Ltd. ..............     229,675        704,604
                                                       ------------
                                                         16,241,649
                                                       ------------
TAIWAN -- 29.2%
A-DATA Technology Co., Ltd. (a).........      54,000        153,372


See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Asia Optical Co., Inc. .................     180,540   $    361,558
BES Engineering Corp. ..................   1,258,000        306,201
Capital Securities Corp. (a)............   1,057,100        544,228
Catcher Technology Co., Ltd. ...........     179,000        439,637
Cathay Real Estate Development Co.,
  Ltd. (a)..............................     789,000        334,154
Chicony Electronics Co., Ltd. ..........     238,372        634,248
China Bills Finance Corp. (d)...........   1,498,394        442,564
China Life Insurance Co., Ltd. (a)......     789,655        609,187
China Petrochemical Development
  Corp. (a).............................   1,165,780        504,738
China Synthetic Rubber Corp. ...........     307,000        306,439
Chinese Gamer International Corp. ......       7,000         75,713
Chong Hong Construction Co., Ltd. ......      55,000         98,542
Clevo Co. (a)...........................     307,053        651,659
CMC Magnetics Corp. (a).................   1,609,000        441,287
Coretronic Corp. .......................     642,420        911,299
D-Link Corp. ...........................     497,904        514,241
Dynamic Electronics Co., Ltd. ..........     194,000        214,415
E.Sun Financial Holding Co., Ltd. (a)...   3,043,562      1,231,494
Epistar Corp. ..........................     209,000        694,297
Eternal Chemical Co., Ltd. .............     155,000        158,377
Everlight Electronics Co., Ltd. ........     190,503        591,460
Far Eastern Department Stores, Ltd. ....     402,629        333,432
Far Eastern International Bank (a)......   1,456,669        470,145
Faraday Technology Corp. ...............     151,323        281,128
Farglory Land Development Co., Ltd. ....      52,000        110,687
Feng Hsin Iron & Steel Co., Ltd. .......     267,270        452,772
Formosa Taffeta Co., Ltd. ..............     721,000        574,384
Formosan Rubber Group, Inc. ............     103,000         90,974
Giant Manufacturing Co., Ltd. ..........     279,660        811,030
Gintech Energy Corp. (a)................     288,294        935,017
Global Unichip Corp. ...................      60,669        275,091
Goldsun Development & Construction
  Co., Ltd. ............................     986,516        416,251
Greatek Electronics, Inc. ..............     528,900        544,588
HannStar Display Corp. (a)..............   2,434,474        536,599
Highwealth Construction Corp. ..........     128,000        201,524
Himax Technologies, Inc. ADR (c)........     159,892        500,462
Hotai Motor Co., Ltd. ..................     191,000        421,598
Huaku Development Co., Ltd. ............      57,000        147,893
Huang Hsiang Construction Co. (a).......      42,000         73,531
Inventec Co., Ltd. .....................   1,801,405      1,029,520
KGI Securities Co., Ltd. ...............   1,187,000        556,909
King Yuan Electronics Co., Ltd. ........     752,994        366,325
Kinsus Interconnect Technology Corp. ...     179,030        469,025
Largan Precision Co., Ltd. .............      32,220        484,446
LEE Chang Yung Chemical
  Industry Corp. .......................     132,000        155,866
Macronix International Co., Ltd. .......   1,193,656        789,306
Makalot Industrial Co., Ltd. ...........     406,000        919,183
Mitac International Corp. ..............     786,999        361,804
Motech Industries, Inc. ................      68,000        289,061
Nan Kang Rubber Tire Co., Ltd. (a)......     384,000        562,857
Nan Ya Printed Circuit Board Corp. .....      59,000        234,083
Nanya Technology Corp. (a)..............     871,948        831,917
Novatek Microelectronics Corp., Ltd. ...     199,000        620,348
Oriental Union Chemical Corp. ..........     140,000        117,041
Phison Electronics Corp. ...............      29,000        234,681
PixArt Imaging, Inc. ...................      22,000        144,090
Polaris Securities Co., Ltd. (a)........   1,541,920        801,111
Pou Chen Corp. .........................     495,000        404,473
Powertech Technology, Inc. .............     203,000        725,502
President Securities Corp. (a)..........     795,924        459,891
Prime View International Co., Ltd. (a)..     133,000        240,805
Qisda Corp. (a).........................     862,080        485,901
Radium Life Tech Co., Ltd. (a)..........     129,000        108,455
Realtek Semiconductor Corp. ............     187,000        504,626
RichTek Technology Corp. ...............      57,455        615,111
Ritek Corp. (a).........................   2,300,596        599,815
Ruentex Development Co., Ltd. ..........     328,000        464,765
Ruentex Industries, Ltd. (a)............     145,000        330,106
Silicon Motion Technology Corp.
  ADR (a)(c)............................      36,947        165,153
Simplo Technology Co., Ltd. ............      92,530        527,361
Solar Applied Materials
  Technology Corp. .....................     123,423        293,031
St. Shine Optical Co., Ltd. ............      13,000         94,559
Taichung Commercial Bank................   1,057,848        272,473
Taishin Financial Holdings Co.,
  Ltd. (a)..............................   1,009,266        409,961
Taiwan Business Bank (a)................   1,609,000        425,074
Taiwan Glass Industrial Corp. ..........     955,787      1,014,233
Taiwan Hon Chuan Enterprise Co., Ltd. ..     174,000        325,997
Taiwan Life Insurance Co., Ltd. (a).....      94,000        114,252
Tatung Co., Ltd. (a)....................   1,717,000        410,895
Teco Electric & Machinery Co., Ltd. ....   2,312,000      1,015,568
Transcend Information, Inc. ............      59,000        213,647
Tripod Technology Corp. ................     298,255      1,009,585
TSRC Corp. .............................     358,000        476,837
TTY Biopharm Co., Ltd. .................      30,000         86,246
Tung Ho Steel Enterprise Corp. .........     405,258        460,027
Unimicron Technology Corp. .............     387,130        496,742
Universal Cement Corp. (a)..............     426,800        218,386
Via Technologies, Inc. (a)..............     318,062        183,278
Visual Photonics Epitaxy Co., Ltd. (a)..     112,000        308,584
Wafer Works Corp. ......................     138,821        224,680
Walsin Lihwa Corp. (a)..................   2,012,000        791,926
Wan Hai Lines, Ltd. (a).................     907,400        510,016
Winbond Electronics Corp. (a)...........   3,602,000      1,013,977
Wintek Corp. (a)........................     640,000        580,389
WPG Holdings Co., Ltd. .................     327,304        534,891
Yageo Corp. ............................   1,954,000        762,945
Yang Ming Marine Transport Corp. .......     987,899        370,174
Yosun Industrial Corp. .................     577,801        790,524
Young Fast Optoelectronics Co.,
  Ltd. (a)..............................      34,000        360,256
Yuen Foong Yu Paper Manufacturing Co.,
  Ltd. (a)..............................   1,531,080        636,383
Yulon Motor Co., Ltd. ..................     844,462        937,316
                                                       ------------
                                                         47,338,605
                                                       ------------
THAILAND -- 4.0%
BEC World PCL...........................   1,045,989        802,243
Cal-Comp Electronics Thailand PCL.......   5,820,662        529,233
Central Pattana PCL.....................     864,965        553,728
Charoen Pokphand Foods PCL..............   2,427,968      1,126,319
Glow Energy PCL.........................     311,912        371,381


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Hana Microelectronics PCL...............   1,475,752   $    990,376
Minor International PCL.................     900,242        306,252
Thanachart Capital PCL..................   1,843,972      1,414,273
Thoresen Thai Agencies PCL..............     486,485        365,597
                                                       ------------
                                                          6,459,402
                                                       ------------
TURKEY -- 1.8%
Albaraka Turk Katilim Bankasi...........     341,672        583,594
Kardemir Karabuk Demir Celik Sanayi ve
  Ticaret AS (a)........................     575,089        238,015
Petkim Petrokimya Holding AS (a)........     116,149        682,915
Sekerbank TAS...........................     170,199        277,292
Turk Hava Yollari Anonim Ortakligi......     327,898      1,120,135
                                                       ------------
                                                          2,901,951
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $141,527,743)...................                160,006,422
                                                       ------------
RIGHTS -- 0.0% (E)
CHILE -- 0.0% (E)
Companhia Sudamericana de Vapores SA
  (expiring 4/6/10) (a).................     130,998              0
                                                       ------------
SOUTH AFRICA -- 0.0% (E)
Metorex, Ltd.
  (expiring 4/9/10) (a).................      89,311          3,041
                                                       ------------
TOTAL RIGHTS --
  (Cost $0).............................                      3,041
                                                       ------------
WARRANTS -- 0.0% (E)
MALAYSIA -- 0.0% (E)
Media Prima Bhd
  (expiring 12/31/14) (a)
  (Cost $0).............................      31,497          6,083
                                                       ------------
SHORT TERM INVESTMENTS -- 1.5%
UNITED STATES -- 1.5%
MONEY MARKET FUNDS -- 1.5%
State Street Institutional Liquid
  Reserves Fund (b)(f)..................         100            100
State Street Navigator Securities
  Lending Prime Portfolio (f)(g)........   2,433,729      2,433,729
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $2,433,829).....................                  2,433,829
                                                       ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $143,961,572)...................                162,449,375
OTHER ASSETS AND
  LIABILITIES -- (0.2)%.................                   (269,892)
                                                       ------------
NET ASSETS -- 100.0%....................               $162,179,483
                                                       ============





(a)  Non-income producing security.
(b) Security, or a portion thereof, is designated on the Fund's books or pledged as collateral for futures contracts.
(c) Security, or portion thereof, was on loan at March 31, 2010.
(d) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(e)  Amount shown represents less than 0.05% of net assets.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(g)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt
GDR = Global Depositary Receipt

At March 31, 2010, open futures contracts purchased were as follows:

                                EXPIRATION                AGGREGATE                 UNREALIZED
FUTURES                            DATE      CONTRACTS   FACE VALUE      VALUE     DEPRECIATION
-------                         ----------   ---------   ----------   ----------   ------------
MSCI Taiwan Index Futures.....   4/29/2010       60      $1,699,780   $1,693,200      $(6,580)




See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 9.1%
Abacus Property Group...................     334,105   $    122,663
Astro Japan Property Group (a)..........     125,989         42,208
Bunnings Warehouse Property Trust.......      74,801        133,193
CFS Retail Property Trust (a)...........     399,327        687,229
Charter Hall Office REIT................   1,100,470        287,869
Charter Hall Retail REIT (a)............     345,303        177,484
Commonwealth Property Office Fund (a)...     423,450        351,741
Dexus Property Group....................   1,064,909        791,716
Goodman Group...........................   1,381,537        830,568
GPT Group...............................   2,247,812      1,186,313
ING Industrial Fund.....................     568,743        232,299
ING Office Fund (a).....................     587,701        315,562
Westfield Group.........................     527,265      5,836,437
                                                       ------------
                                                         10,995,282
                                                       ------------
AUSTRIA -- 1.2%
Atrium European Real Estate, Ltd. ......      48,759        312,725
CA Immobilien Anlagen AG (b)............      19,044        231,143
Immoeast AG (b).........................      91,737        503,965
Immofinanz AG (b).......................     102,108        371,656
                                                       ------------
                                                          1,419,489
                                                       ------------
BELGIUM -- 0.5%
Befimmo S.C.A. .........................       3,305        278,203
Cofinimmo (b)...........................       2,658        375,299
                                                       ------------
                                                            653,502
                                                       ------------
CANADA -- 5.2%
Artis REIT..............................       5,584         64,286
Boardwalk REIT..........................       5,749        228,079
Brookfield Asset Management, Inc. (Class
  A) (a)................................     123,964      3,158,513
Brookfield Properties Corp. (a).........      62,734        963,594
Calloway REIT...........................       9,864        206,215
Canadian Apartment Properties REIT......       8,069        114,129
Canadian REIT...........................       7,859        214,185
Chartwell Seniors Housing REIT..........      15,147        108,241
Extendicare REIT........................       9,329         96,274
First Capital Realty, Inc. (a)..........       8,688        189,765
H&R REIT................................      17,100        280,295
Primaris Retail REIT....................       7,413        122,752
RioCan REIT.............................      28,623        521,367
                                                       ------------
                                                          6,267,695
                                                       ------------
CHINA -- 1.9%
Hongkong Land Holdings, Ltd. (a)........     296,000      1,500,720
Kerry Properties, Ltd. .................     149,135        799,963
                                                       ------------
                                                          2,300,683
                                                       ------------
FRANCE -- 5.7%
Fonciere des Regions (a)(b).............       6,043        666,816
Gecina SA (a)...........................       5,060        561,017
Klepierre (a)...........................      21,274        837,092
Societe Immobiliere de Location pour
  l'Industrie et le Commerce (a)........       2,262        286,146
Unibail-Rodamco SE......................      22,069      4,479,233
                                                       ------------
                                                          6,830,304
                                                       ------------
GERMANY -- 0.2%
IVG Immobilien AG (b)...................      20,379        178,409
                                                       ------------
HONG KONG -- 4.6%
Champion REIT...........................     425,110        203,119
GZI REIT................................     180,000         76,500
Hang Lung Group, Ltd. ..................     203,996      1,082,416
Hang Lung Properties, Ltd. .............     443,018      1,785,834
Hysan Development Co., Ltd. ............     148,371        428,983
Prosperity REIT.........................     281,000         52,475
The Link REIT...........................     532,830      1,313,427
Wheelock & Co., Ltd. ...................     201,016        592,845
                                                       ------------
                                                          5,535,599
                                                       ------------
ITALY -- 0.1%
Beni Stabili SpA (a)....................      95,304         92,461
                                                       ------------
JAPAN -- 9.1%
Aeon Mall Co., Ltd. (a).................      19,400        409,219
DA Office Investment Corp. (a)..........          62        132,506
Daibiru Corp. (a).......................      14,300        120,595
Frontier Real Estate Investment
  Corp. (a).............................          35        271,939
Fukuoka REIT Corp. .....................          23        122,704
Global One Real Estate Investment
  Co., Ltd. ............................          24        167,980
Hankyu REIT, Inc. ......................          22         86,879
Heiwa Real Estate Co., Ltd. (a).........      37,000        111,269
Japan Excellent, Inc. ..................          34        162,286
Japan Hotel and Resort, Inc. ...........          20         28,360
JAPAN OFFICE Investment Corp. ..........          34         30,529
Japan Prime Realty Investment Corp. ....         171        380,834
Japan Real Estate Investment Corp. (a)..         118      1,006,486
Japan Retail Fund Investment Corp. .....         411        483,840
Kenedix Realty Investment Corp. ........          59        158,550
Mitsui Fudosan Co., Ltd. ...............     213,000      3,617,626
Mori Hills REIT Investment Corp. .......          40         87,885
Mori Trust Sogo REIT, Inc. (a)..........          28        245,719
Nippon Building Fund, Inc. .............         131      1,128,585
Nippon Commercial Investment Corp. .....          66         89,140
Nomura Real Estate Office Fund, Inc. ...          71        398,919
NTT Urban Development Corp. (a).........         262        221,511
Orix JREIT, Inc. .......................          62        281,004
Premier Investment Corp. ...............          33        108,599
Shoei Co., Ltd. (a).....................       8,900         67,531
Tokyu Land Corp. (a)....................     111,000        424,090
Tokyu REIT, Inc. (a)....................          41        215,663
Top REIT, Inc. .........................          38        172,025
United Urban Investment Corp. ..........          48        276,370
                                                       ------------
                                                         11,008,643
                                                       ------------
NETHERLANDS -- 1.2%
Corio NV................................      11,700        782,618
Eurocommercial Properties NV............       8,503        342,286
VastNed Retail NV.......................       4,429        296,348
                                                       ------------
                                                          1,421,252
                                                       ------------
NEW ZEALAND -- 0.4%
AMP NZ Office Trust (a).................     191,814        102,076
Goodman Property Trust..................     155,670        110,456
ING Property Trust (a)..................     137,668         72,285


See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Kiwi Income Property Trust (a)..........     199,942   $    141,869
                                                       ------------
                                                            426,686
                                                       ------------
SINGAPORE -- 3.5%
Ascendas REIT...........................     316,000        433,976
Cambridge Industrial Trust..............     179,473         59,694
CapitaCommercial Trust..................     391,000        302,049
CapitaLand, Ltd. .......................     606,500      1,722,260
CapitaMall Trust........................     490,086        620,473
Frasers Commercial Trust (a)............     565,206         60,642
Guocoland, Ltd. ........................      61,000        103,845
Mapletree Logistics Trust...............     261,000        158,685
Singapore Land, Ltd. (a)................      32,000        155,645
Starhill Global REIT....................     250,000        100,140
Suntec REIT.............................     434,080        416,056
United Industrial Corp., Ltd. ..........      91,000        134,087
                                                       ------------
                                                          4,267,552
                                                       ------------
SOUTH AFRICA -- 0.4%
Capital Property Fund...................      89,006         87,262
Fountainhead Property Trust.............     241,536        223,646
SA Corporate Real Estate Fund...........     198,361         75,628
Sycom Property Fund.....................      24,614         72,964
                                                       ------------
                                                            459,500
                                                       ------------
SPAIN(C) -- 0.0%
Martinsa-Fadesa SA (b)(d)(e)............         178              0
                                                       ------------
SWEDEN -- 0.8%
Castellum AB (a)........................      41,541        419,912
Fabege AB (a)...........................      35,580        241,254
Kungsleden AB...........................      33,101        261,009
                                                       ------------
                                                            922,175
                                                       ------------
SWITZERLAND -- 1.0%
PSP Swiss Property AG (b)...............       8,398        540,159
Swiss Prime Site AG (b).................      11,296        707,778
                                                       ------------
                                                          1,247,937
                                                       ------------
UNITED KINGDOM -- 6.6%
Big Yellow Group PLC (b)................      22,841        117,802
British Land Co. PLC....................     210,980      1,539,692
Derwent London PLC......................      24,385        505,278
Grainger PLC............................     100,450        205,703
Great Portland Estates PLC..............      75,824        361,615
Hammerson PLC...........................     168,852      1,007,622
Land Securities Group PLC...............     185,463      1,907,410
Liberty International PLC...............     139,218      1,063,291
Segro PLC...............................     177,618        861,094
Shaftesbury PLC.........................      54,708        319,166
Workspace Group PLC.....................     196,540         71,552
                                                       ------------
                                                          7,960,225
                                                       ------------
UNITED STATES -- 48.1%
Acadia Realty Trust (a).................       9,617        171,760
Alexander's, Inc. (a)(b)................         639        191,144
Alexandria Real Estate Equities,
  Inc. (a)..............................      10,578        715,073
AMB Property Corp. (a)..................      35,369        963,452
American Campus Communities, Inc. (a)...      12,779        353,467
Apartment Investment & Management Co.
  (Class A) (a).........................      28,241        519,917
Ashford Hospitality Trust (a)(b)........      14,980        107,407
AvalonBay Communities, Inc. (a).........      19,660      1,697,641
BioMed Realty Trust, Inc. (a)...........      24,028        397,423
Boston Properties, Inc. (a).............      33,518      2,528,598
Brandywine Realty Trust (a).............      31,181        380,720
BRE Properties, Inc. (a)................      13,220        472,615
Camden Property Trust (a)...............      15,537        646,805
CBL & Associates Properties, Inc. (a)...      33,430        457,991
Cedar Shopping Centers, Inc. (a)........      14,424        114,094
Colonial Properties Trust (a)...........      16,079        207,097
Corporate Office Properties Trust (a)...      14,034        563,184
Cousins Properties, Inc. (a)............      21,499        178,657
DCT Industrial Trust, Inc. (a)..........      50,247        262,792
Developers Diversified Realty
  Corp. (a).............................      45,451        553,139
DiamondRock Hospitality Co. (a)(b)......      29,599        299,246
Digital Realty Trust, Inc. (a)..........      18,764      1,017,009
Douglas Emmett, Inc. (a)................      29,452        452,677
Duke Realty Corp. (a)...................      54,231        672,464
DuPont Fabros Technology, Inc. (a)......      10,118        218,448
EastGroup Properties, Inc. (a)..........       6,297        237,649
Education Realty Trust, Inc. (a)........      12,846         73,736
Equity Lifestyle Properties, Inc. (a)...       7,363        396,718
Equity One, Inc. .......................      10,127        191,299
Equity Residential (a)..................      66,311      2,596,076
Essex Property Trust, Inc. (a)..........       7,043        633,518
Extra Space Storage, Inc. (a)...........      20,961        265,785
Federal Realty Investment Trust (a).....      14,759      1,074,603
FelCor Lodging Trust, Inc. (b)..........      15,697         89,473
First Industrial Realty Trust,
  Inc. (a)(b)...........................      13,050        101,268
First Potomac Realty Trust (a)..........       8,599        129,243
Forest City Enterprises, Inc. (Class
  A) (a)(b).............................      29,317        422,458
Franklin Street Properties Corp. (a)....      17,262        249,091
HCP, Inc. (a)...........................      70,929      2,340,657
Health Care REIT, Inc. .................      29,804      1,348,035
Healthcare Realty Trust, Inc. (a).......      14,265        332,232
Hersha Hospitality Trust (a)............      30,644        158,736
Highwoods Properties, Inc. (a)..........      17,141        543,884
Home Properties, Inc. (a)...............       8,133        380,624
Hospitality Properties Trust (a)........      29,788        713,423
Host Hotels & Resorts, Inc. (a).........     152,872      2,239,575
HRPT Properties Trust (a)...............      61,787        480,703
Inland Real Estate Corp. (a)............      17,768        162,577
Kilroy Realty Corp. (a).................      10,465        322,741
Kimco Realty Corp. (a)..................      97,338      1,522,366
Kite Realty Group Trust (a).............      15,262         72,189
LaSalle Hotel Properties (a)............      16,643        387,782
Liberty Property Trust (a)..............      27,051        918,111
Mack-Cali Realty Corp. (a)..............      19,107        673,522
Mid-America Apartment Communities,
  Inc. (a)..............................       7,001        362,582
Nationwide Health Properties, Inc. (a)..      28,379        997,522
Parkway Properties, Inc. (a)............       5,212         97,881
Pennsylvania Real Estate Investment
  Trust (a).............................      10,818        134,900


See accompanying notes to financial statements.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                        SHARES         VALUE
--------------------                        ------         -----
Piedmont Office Realty Trust, Inc.
  (Class A) (a).........................      13,500   $    267,975
Post Properties, Inc. (a)...............      11,752        258,779
ProLogis (a)............................     114,650      1,513,380
PS Business Parks, Inc. (a).............       4,556        243,290
Public Storage (a)......................      31,095      2,860,429
Ramco-Gershenson Properties Trust (a)...       7,508         84,540
Regency Centers Corp. (a)...............      21,540        807,104
Saul Centers, Inc. .....................       1,794         74,272
Senior Housing Properties Trust (a).....      30,762        681,378
Simon Property Group, Inc. (a)..........      69,010      5,789,939
SL Green Realty Corp. (a)...............      18,616      1,066,138
Sovran Self Storage, Inc. (a)...........       6,526        227,496
Sun Communities, Inc. (a)...............       4,161        104,857
Sunstone Hotel Investors, Inc. (a)(b)...      23,079        257,792
Tanger Factory Outlet Centers,
  Inc. (a)..............................       9,654        416,667
Taubman Centers, Inc. (a)...............      12,727        508,062
The Macerich Co. (a)....................      23,213        889,290
U-Store-It Trust (a)....................      18,951        136,447
UDR, Inc. (a)...........................      37,025        653,121
Universal Health Realty Income
  Trust (a).............................       2,658         93,934
Ventas, Inc. (a)........................      37,919      1,800,394
Vornado Realty Trust (a)................      43,585      3,299,384
Washington Real Estate Investment
  Trust (a).............................      14,448        441,386
Weingarten Realty Investors (a).........      28,979        624,787
                                                       ------------
                                                         57,894,620
                                                       ------------
TOTAL COMMON STOCKS --
  (Cost $97,595,715)....................                119,882,014
                                                       ------------
SHORT TERM INVESTMENTS -- 23.3%
UNITED STATES -- 23.3%
MONEY MARKET FUNDS -- 23.3%
State Street Institutional Liquid
  Reserves Fund (f).....................      75,494         75,494
State Street Navigator Securities
  Lending Prime Portfolio (f)(g)........  27,913,756     27,913,756
                                                       ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $27,989,250)....................                 27,989,250
                                                       ------------
TOTAL INVESTMENTS -- 122.9%
  (Cost $125,584,965)...................                147,871,264
OTHER ASSETS AND
  LIABILITIES -- (22.9)%................                (27,506,864)
                                                       ------------
NET ASSETS -- 100.0%....................               $120,364,400
                                                       ============





(a) Security, or portion thereof, was on loan at March 31, 2010.
(b)  Non-income producing security.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Company has filed for insolvency.
(e) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(f)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(g)  Investments of cash collateral for securities loaned.


REIT = Real Estate Investment Trust


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.0%
AUSTRALIA -- 2.4%
Aristocrat Leisure, Ltd. ...............   7,252   $   30,153
Crown, Ltd. ............................   7,019       52,699
Fairfax Media, Ltd. ....................  33,058       54,616
Tatts Group, Ltd. ......................  18,545       41,873
                                                   ----------
                                                      179,341
                                                   ----------
AUSTRIA -- 0.4%
bwin Interactive Entertainment AG (a)...     452       26,635
                                                   ----------
BELGIUM -- 1.2%
S.A. D'Ieteren NV.......................     178       90,319
                                                   ----------
CANADA -- 4.5%
Canadian Tire Corp., Ltd. (Class A).....     943       51,530
Gildan Activewear, Inc. (a).............   1,110       29,234
Magna International, Inc. (Class
  A) (a)................................     892       55,258
Shaw Communications, Inc. ..............   3,141       62,260
Thomson Reuters Corp. ..................   3,140      114,390
Tim Hortons, Inc. ......................   1,054       34,345
                                                   ----------
                                                      347,017
                                                   ----------
FINLAND -- 0.9%
Nokian Renkaat Oyj......................     845       21,987
Sanoma Oyj..............................   2,140       47,488
                                                   ----------
                                                       69,475
                                                   ----------
FRANCE -- 11.2%
Accor SA................................   1,238       68,614
Compagnie Generale des Etablissements
  Michelin..............................   1,091       80,543
Havas SA................................   7,936       40,021
Hermes International....................     401       55,806
Lagardere SCA...........................     978       39,647
LVMH Moet Hennessy Louis Vuitton SA.....   1,402      164,170
Peugeot SA (a)..........................   1,247       36,783
PPR.....................................     556       74,157
Renault SA (a)..........................   1,185       55,639
Sodexo..................................     886       53,049
Vivendi SA..............................   6,893      184,813
                                                   ----------
                                                      853,242
                                                   ----------
GERMANY -- 7.3%
Adidas AG...............................   1,393       74,641
Bayerische Motoren Werke AG.............   1,985       91,804
Daimler AG (a)..........................   5,100      240,528
Porsche Automobil Holding SE............     571       34,911
TUI AG (a)..............................   2,056       23,160
Volkswagen AG...........................     472       45,664
Volkswagen AG Preference Shares.........     526       48,326
                                                   ----------
                                                      559,034
                                                   ----------
GREECE -- 0.5%
JUMBO SA................................   1,482       15,039
OPAP SA.................................     874       19,868
                                                   ----------
                                                       34,907
                                                   ----------
HONG KONG -- 3.9%
Belle International Holdings, Ltd. .....  28,000       37,647
Esprit Holdings, Ltd. ..................   8,916       70,332
Giordano International, Ltd. ...........  74,000       29,639
GOME Electrical Appliances Holdings,
  Ltd. (a)..............................  55,000       18,488
Li & Fung, Ltd. ........................  20,000       98,394
Shangri-La Asia, Ltd. ..................  12,000       23,553
Skyworth Digital Holdings, Ltd. ........  14,000       16,317
                                                   ----------
                                                      294,370
                                                   ----------
ITALY -- 2.5%
Fiat SpA................................   5,695       74,285
Lottomatica SpA.........................   1,771       33,836
Mediaset SpA............................   6,172       53,115
Pirelli & C. SpA (a)....................  53,668       33,041
                                                   ----------
                                                      194,277
                                                   ----------
JAPAN -- 37.2%
Aisin Seiki Co., Ltd. ..................   1,700       50,942
Aoyama Trading Co., Ltd. ...............   3,000       49,540
Benesse Holdings, Inc. .................   1,000       43,343
Bridgestone Corp. ......................   4,700       80,278
Casio Computer Co., Ltd. ...............   2,900       22,315
Denso Corp. ............................   2,500       74,513
Dentsu, Inc. ...........................   2,300       60,478
Fast Retailing Co., Ltd. ...............     600      104,345
Fuji Heavy Industries, Ltd. (a).........  10,000       51,798
Gunze, Ltd. ............................  11,000       40,614
Honda Motor Co., Ltd. ..................   8,400      296,661
Isetan Mitsukoshi Holdings, Ltd. .......   4,000       43,022
Isuzu Motors, Ltd. (a)..................  10,000       27,076
Makita Corp. ...........................   1,300       42,851
Mazda Motor Corp. ......................  11,000       30,961
Mitsubishi Motors Corp. (a).............  25,000       33,979
Namco Bandai Holdings, Inc. ............   3,000       29,249
Nikon Corp. ............................   3,000       65,529
Nissan Motor Co., Ltd. (a)..............  12,000      102,868
Panasonic Corp. ........................  10,600      162,222
PARIS MIKI HOLDINGS, Inc. ..............   3,000       28,863
Rakuten, Inc. ..........................      47       34,003
Resorttrust, Inc. ......................   3,400       49,887
Sanyo Electric Co., Ltd. (a)............  16,000       25,685
Sekisui Chemical Co., Ltd. .............   6,000       40,711
Sekisui House, Ltd. ....................   5,000       49,979
Sharp Corp. ............................   6,000       75,064
Shimano, Inc. ..........................   1,000       44,253
Sony Corp. .............................   5,500      210,723
Stanley Electric Co., Ltd. .............   1,800       34,925
Sumitomo Forestry Co., Ltd. ............   5,200       42,462
Suzuki Motor Corp. .....................   2,800       61,819
Toyobo Co., Ltd. .......................  25,000       39,865
Toyota Industries Corp. ................   1,600       45,719
Toyota Motor Corp. .....................  14,700      589,164
Yamada Denki Co., Ltd. .................     760       56,122
                                                   ----------
                                                    2,841,828
                                                   ----------
LUXEMBOURG -- 0.7%
SES.....................................   2,139       54,109
                                                   ----------
NETHERLANDS -- 1.7%
Reed Elsevier NV........................   5,468       66,574
Wolters Kluwer NV.......................   2,990       64,955
                                                   ----------
                                                      131,529
                                                   ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
NORWAY -- 0.5%
Schibsted ASA (a).......................   1,440   $   36,390
                                                   ----------
SINGAPORE -- 0.9%
Genting Singapore PLC (a)...............  36,000       22,789
Singapore Press Holdings, Ltd. .........  16,000       43,718
                                                   ----------
                                                       66,507
                                                   ----------
SOUTH KOREA -- 3.5%
Hyundai Mobis...........................     440       58,332
Hyundai Motor Co. ......................     837       85,442
Kia Motors Corp. .......................   1,100       24,548
LG Electronics, Inc. ...................     674       68,505
Lotte Shopping Co., Ltd. ...............     100       28,990
                                                   ----------
                                                      265,817
                                                   ----------
SPAIN -- 1.3%
Industria de Diseno Textil SA...........   1,328       87,698
La Seda de Barcelona SA (Class
  B) (a)(b).............................  23,359            0
NH Hoteles SA (a).......................   3,126       13,345
                                                   ----------
                                                      101,043
                                                   ----------
SWEDEN -- 3.1%
Electrolux AB...........................   3,222       73,868
Hennes & Mauritz AB (Class B)...........   2,522      164,384
                                                   ----------
                                                      238,252
                                                   ----------
SWITZERLAND -- 2.4%
Compagnie Financiere Richemont SA.......   1,466       56,869
The Swatch Group AG.....................     389      124,252
                                                   ----------
                                                      181,121
                                                   ----------
UNITED KINGDOM -- 12.9%
British Sky Broadcasting Group PLC......   7,948       72,579
Burberry Group PLC......................   3,162       34,271
Carnival PLC............................   1,592       65,323
Compass Group PLC.......................  12,421       99,106
GKN PLC (a).............................  10,990       23,006
Home Retail Group PLC...................   8,774       36,068
Informa PLC.............................   5,570       32,723
ITV PLC (a).............................  25,590       23,582
Kingfisher PLC..........................  21,336       69,390
Marks & Spencer Group PLC...............  11,381       63,893
Next PLC................................   1,920       63,025
Pearson PLC.............................   7,280      114,406
Reed Elsevier PLC.......................   8,305       66,202
Tui Travel PLC..........................   8,917       40,782
Virgin Media, Inc. .....................   2,555       44,099
Whitbread PLC...........................   2,248       50,263
WPP PLC.................................   8,459       87,639
                                                   ----------
                                                      986,357
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $7,473,086).....................            7,551,570
                                                   ----------
RIGHTS -- 0.0% (C)
GERMANY -- 0.0% (C)
Volkswagen AG
  (expiring 4/09/10) (a)
  (Cost $0).............................     998          621
                                                   ----------
SHORT TERM INVESTMENTS -- 0.6%
UNITED STATES -- 0.6%
MONEY MARKET FUND -- 0.6%
State Street Institutional Liquid
  Reserves Fund (d)
  (Cost $46,481)........................  46,481       46,481
                                                   ----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $7,519,567).....................            7,598,672
OTHER ASSETS AND
  LIABILITIES -- 0.4%...................               30,924
                                                   ----------
NET ASSETS -- 100.0%....................           $7,629,596
                                                   ==========





(a)  Non-income producing security.
(b) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs.
(c)  Amount represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL CONSUMER STAPLES SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.3%
AUSTRALIA -- 8.9%
Coca-Cola Amatil, Ltd. .................   7,862   $   81,182
Foster's Group, Ltd. ...................  20,564       99,847
Wesfarmers, Ltd. .......................   7,938      231,618
Woolworths, Ltd. .......................   8,860      227,700
                                                   ----------
                                                      640,347
                                                   ----------
BELGIUM -- 4.5%
Anheuser-Busch InBev NV.................   4,835      243,993
Anheuser-Busch InBev NV -- VVPR
  Strip (a).............................   2,040           19
Delhaize Group..........................   1,032       83,086
                                                   ----------
                                                      327,098
                                                   ----------
CANADA -- 2.8%
Loblaw Co., Ltd. .......................   1,987       73,463
Shoppers Drug Mart Corp. ...............   2,090       89,900
Viterra, Inc. (a).......................   3,671       34,700
                                                   ----------
                                                      198,063
                                                   ----------
DENMARK -- 1.0%
Carlsberg A/S (Class B).................     897       75,420
                                                   ----------
FINLAND -- 0.6%
Kesko Oyj (Class B).....................   1,153       45,462
                                                   ----------
FRANCE -- 10.2%
Carrefour SA............................   3,398      164,074
Casino Guichard-Perrachon SA............     589       49,930
Danone SA (a)...........................   4,043      243,988
L'Oreal SA..............................   1,489      156,870
Pernod -- Ricard SA.....................   1,377      117,140
                                                   ----------
                                                      732,002
                                                   ----------
GERMANY -- 2.6%
Beiersdorf AG...........................     941       56,387
Henkel AG & Co. KGaA Preference Shares..   2,399      129,389
                                                   ----------
                                                      185,776
                                                   ----------
IRELAND -- 0.4%
Kerry Group PLC (Class A)...............     881       27,418
                                                   ----------
ITALY -- 0.8%
Parmalat SpA............................  20,117       55,189
                                                   ----------
JAPAN -- 12.6%
Aeon Co., Ltd. .........................   5,600       63,587
Ajinomoto Co., Inc. ....................   7,000       69,371
Asahi Breweries, Ltd. ..................   4,600       86,299
Japan Tobacco, Inc. ....................      34      126,627
Kao Corp. ..............................   5,000      126,819
Kirin Holdings Co., Ltd. ...............   7,000      103,307
Lawson, Inc. ...........................   1,400       59,782
Nichirei Corp. .........................  10,000       37,457
Seven & I Holdings Co., Ltd. ...........   4,900      118,462
Shiseido Co., Ltd. .....................   3,800       82,556
UNY Co., Ltd. ..........................   3,800       31,436
                                                   ----------
                                                      905,703
                                                   ----------
LUXEMBOURG -- 0.3%
Oriflame Cosmetics SA SDR...............     291       18,195
                                                   ----------
NETHERLANDS -- 7.3%
Heineken NV.............................   1,927       99,213
Koninklijke Ahold NV....................   8,055      107,575
Unilever NV.............................  10,385      314,693
                                                   ----------
                                                      521,481
                                                   ----------
NORWAY -- 0.4%
Marine Harvest (a)......................  29,445       26,192
                                                   ----------
SINGAPORE -- 1.6%
Golden Agri-Resources, Ltd. (a).........  62,105       25,765
Wilmar International, Ltd. .............  19,000       91,055
                                                   ----------
                                                      116,820
                                                   ----------
SPAIN -- 1.0%
Ebro Puleva SA..........................   3,432       63,319
SOS Corporacion Alimentaria SA (a)......   2,800        9,415
                                                   ----------
                                                       72,734
                                                   ----------
SWEDEN -- 0.7%
Swedish Match AB........................   2,244       53,816
                                                   ----------
SWITZERLAND -- 16.9%
Lindt & Spruengli AG....................      30       71,113
Nestle SA...............................  22,279    1,143,001
                                                   ----------
                                                    1,214,114
                                                   ----------
UNITED KINGDOM -- 26.7%
British American Tobacco PLC............  11,409      393,113
Diageo PLC..............................  15,563      261,099
Imperial Tobacco Group PLC..............   6,483      197,665
J Sainsbury PLC.........................  10,003       49,709
Reckitt Benckiser Group PLC.............   3,886      213,211
SABMiller PLC...........................   5,079      148,848
Tate & Lyle PLC.........................   4,560       31,417
Tesco PLC...............................  46,835      309,361
Unilever PLC............................   8,398      246,498
William Morrison Supermarkets PLC.......  15,479       68,914
                                                   ----------
                                                    1,919,835
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $6,760,737).....................            7,135,665
                                                   ----------
WARRANTS -- 0.0% (B)
SINGAPORE -- 0.0% (B)
Golden Agri-Resources, Ltd.
  (expiring 7/23/12) (a)
  (Cost $0).............................   2,970          266
                                                   ----------
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
State Street Institutional Liquid
  Reserves Fund (c)
  (Cost $100)...........................     100          100
                                                   ----------
TOTAL INVESTMENTS -- 99.3%
  (Cost $6,760,837).....................            7,136,031
OTHER ASSETS AND
  LIABILITIES -- 0.7%...................               50,749
                                                   ----------
NET ASSETS -- 100.0%....................           $7,186,780
                                                   ==========





(a)  Non-income producing security.
(b)  Amount shown represents less than 0.05% of net assets.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)


SDR = Swedish Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL ENERGY SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
AUSTRALIA -- 5.8%
Origin Energy, Ltd. ....................    9,527   $   144,719
Santos, Ltd. ...........................   10,038       135,068
Woodside Petroleum, Ltd. ...............    5,913       254,538
WorleyParsons, Ltd. ....................    2,864        66,901
                                                    -----------
                                                        601,226
                                                    -----------
AUSTRIA -- 0.7%
OMV AG..................................    1,864        70,066
                                                    -----------
CANADA -- 26.0%
Bonavista Energy Trust..................    2,803        64,511
Cameco Corp. ...........................    4,203       115,209
Canadian Natural Resources, Ltd. .......    4,274       316,669
Canadian Oil Sands Trust................    2,738        82,176
Cenovus Energy, Inc. ...................    7,341       191,964
Enbridge, Inc. .........................    3,671       175,273
EnCana Corp. ...........................    7,341       228,649
Enerplus Resources Fund.................    2,337        55,445
Husky Energy, Inc. .....................    3,269        93,860
Imperial Oil, Ltd. .....................    3,269       126,404
Nexen, Inc. ............................    5,604       138,809
Niko Resources, Ltd. ...................      934        99,729
Pacific Rubiales Energy Corp. (a).......    1,800        35,005
Penn West Energy Trust..................    2,803        59,199
Provident Energy Trust..................    9,344        72,575
Suncor Energy, Inc. ....................   12,372       402,787
Talisman Energy, Inc. ..................    8,011       137,155
TransCanada Corp. ......................    6,177       226,611
Vermilion Energy Trust..................    2,337        81,520
                                                    -----------
                                                      2,703,550
                                                    -----------
FRANCE -- 12.5%
Bourbon SA..............................    1,106        47,896
Compagnie Generale de Geophysique-
  Veritas (a)...........................    1,971        56,020
Technip SA..............................    1,402       114,202
Total SA................................   18,555     1,079,089
                                                    -----------
                                                      1,297,207
                                                    -----------
HONG KONG -- 0.2%
Mongolia Energy Co., Ltd. (a)...........   48,000        22,193
                                                    -----------
ITALY -- 6.5%
Eni SpA.................................   21,976       516,509
Saipem SpA..............................    2,911       112,849
Saras SpA...............................   17,718        48,428
                                                    -----------
                                                        677,786
                                                    -----------
JAPAN -- 2.1%
Inpex Corp. ............................        9        66,075
Nippon Mining Holdings, Inc. (b)........   15,000        70,152
Nippon Oil Corp. (b)....................   17,000        85,691
                                                    -----------
                                                        221,918
                                                    -----------
LUXEMBOURG -- 0.9%
Acergy SA...............................    2,307        42,248
Tenaris SA..............................    2,600        56,218
                                                    -----------
                                                         98,466
                                                    -----------
NETHERLANDS -- 0.5%
SBM Offshore NV.........................    2,800        56,129
                                                    -----------
NORWAY -- 3.6%
Aker Solutions ASA......................    4,886        76,553
Statoil ASA.............................   12,750       295,568
                                                    -----------
                                                        372,121
                                                    -----------
PAPUA NEW GUINEA -- 0.8%
Oil Search, Ltd. .......................   15,518        84,889
                                                    -----------
PORTUGAL -- 0.9%
Galp Energia SGPS SA (Class B)..........    5,131        89,284
                                                    -----------
SPAIN -- 2.0%
Repsol YPF SA...........................    8,843       209,754
                                                    -----------
SWITZERLAND -- 4.2%
Noble Corp. (a).........................    2,140        89,495
Transocean, Ltd. (a)....................    3,039       262,509
Weatherford International, Ltd. (a).....    5,522        87,579
                                                    -----------
                                                        439,583
                                                    -----------
UNITED KINGDOM -- 33.1%
AMEC PLC................................    5,763        69,848
BG Group PLC............................   24,916       431,053
BP PLC..................................  148,351     1,402,860
Cairn Energy PLC (a)....................   15,194        96,109
Royal Dutch Shell PLC (Class A).........   25,255       731,708
Royal Dutch Shell PLC (Class B).........   19,469       536,163
Tullow Oil PLC..........................    9,454       179,260
                                                    -----------
                                                      3,447,001
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $11,190,599)....................             10,391,173
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% (C)
UNITED STATES -- 0.0% (C)
MONEY MARKET FUND -- 0.0% (C)
State Street Institutional Liquid
  Reserves Fund (d)
  (Cost $3,953).........................    3,953         3,953
                                                    -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $11,194,552)....................             10,395,126
OTHER ASSETS AND
  LIABILITIES -- 0.2%...................                 16,153
                                                    -----------
NET ASSETS -- 100.0%....................            $10,411,279
                                                    ===========





(a)  Non-income producing security.
(b) Securities are valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities' values are determined based on Level 2 inputs.
(c)  Amount represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.6%
AUSTRALIA -- 12.8%
ASX, Ltd. ..............................    1,975   $    61,525
Australia & New Zealand Banking
  Group, Ltd. ..........................    9,392       218,615
Commonwealth Bank of Australia..........    5,792       299,248
Commonwealth Property Office Fund.......       98            81
Macquarie Group, Ltd. ..................    1,605        69,606
National Australia Bank, Ltd. ..........    8,058       203,539
QBE Insurance Group, Ltd. ..............    4,624        88,405
Stockland...............................   21,849        80,016
Westfield Group.........................   11,455       126,798
Westpac Banking Corp. ..................   11,581       295,929
                                                    -----------
                                                      1,443,762
                                                    -----------
AUSTRIA -- 0.8%
Erste Group Bank AG.....................    1,248        52,518
Sparkassen Immobilien AG (a)............    6,164        41,285
                                                    -----------
                                                         93,803
                                                    -----------
BELGIUM -- 0.6%
Dexia SA (a)............................    5,479        32,739
Fortis (a)..............................    9,975        35,578
                                                    -----------
                                                         68,317
                                                    -----------
BERMUDA -- 0.4%
Lancashire Holdings, Ltd. ..............    6,300        46,005
                                                    -----------
CANADA -- 12.8%
Bank of Montreal........................    2,340       142,192
Bank of Nova Scotia.....................    3,922       196,689
Brookfield Asset Management, Inc.
  (Class A).............................    3,637        92,668
Canadian Imperial Bank of Commerce......    1,525       111,532
IGM Financial, Inc. ....................    1,663        73,106
Manulife Financial Corp. ...............    6,618       130,723
National Bank of Canada.................    1,109        67,597
Royal Bank of Canada....................    4,980       291,766
Sun Life Financial, Inc. ...............    2,902        93,449
Toronto-Dominion Bank...................    3,302       246,377
                                                    -----------
                                                      1,446,099
                                                    -----------
DENMARK -- 1.1%
Danske Bank A/S (a).....................    3,046        75,072
Sydbank A/S (a).........................    1,653        44,405
                                                    -----------
                                                        119,477
                                                    -----------
FINLAND -- 1.0%
Pohjola Bank PLC........................    6,135        69,066
Technopolis Oyj.........................    8,025        39,960
                                                    -----------
                                                        109,026
                                                    -----------
FRANCE -- 6.2%
AXA SA..................................    6,821       152,010
BNP Paribas.............................    3,622       278,667
Credit Agricole SA......................    3,668        64,323
Societe Generale........................    2,209       139,182
Unibail-Rodamco SE......................      335        67,993
                                                    -----------
                                                        702,175
                                                    -----------
GERMANY -- 5.7%
Allianz SE (a)..........................    1,729       217,176
Commerzbank AG (a)......................    2,878        24,693
Deutsche Bank AG........................    2,043       157,653
Deutsche Beteiligungs AG................    2,320        53,586
Deutsche Boerse AG......................      848        62,971
Muenchener Rueckversicherungs-
  Gesellschaft AG.......................      810       131,686
                                                    -----------
                                                        647,765
                                                    -----------
HONG KONG -- 5.1%
Bank of East Asia, Ltd. ................   19,346        71,258
Cheung Kong Holdings, Ltd. .............   10,000       128,788
Hang Lung Properties, Ltd. .............   12,000        48,373
Hong Kong Exchanges and
  Clearing, Ltd. .......................    3,400        56,749
New World Development Co., Ltd. ........   31,697        62,049
Sun Hung Kai Properties, Ltd. ..........   10,000       150,425
Wharf Holdings, Ltd. ...................   11,000        61,979
                                                    -----------
                                                        579,621
                                                    -----------
IRELAND -- 0.6%
Willis Group Holdings PLC...............    2,216        69,339
                                                    -----------
ITALY -- 5.3%
Assicurazioni Generali SpA..............    4,646       111,711
Banca Monte dei Paschi di Siena SpA.....   29,890        44,327
Banca Popolare dell'Etruria e del
  Lazio Scrl............................    8,802        46,925
Banco Popolare Societa Cooperativa
  Scarl (a).............................    4,982        34,717
Intesa Sanpaolo SpA (a).................   35,726       133,300
UBI Banca ScpA..........................    4,584        61,964
UniCredit SpA (a).......................   56,930       168,508
                                                    -----------
                                                        601,452
                                                    -----------
JAPAN -- 11.5%
Chuo Mitsui Trust Holdings, Inc. .......   11,000        41,321
Daiwa House Industry Co., Ltd. .........    8,000        90,325
Daiwa Securities Group, Inc. ...........   10,000        52,654
Mitsubishi Estate Co., Ltd. ............    8,990       147,204
Mitsubishi UFJ Financial Group, Inc. ...   36,800       192,979
Mizuho Financial Group, Inc. ...........   46,500        92,064
MS&AD Insurance Group Holdings, Inc. ...    2,300        63,875
Nomura Holdings, Inc. ..................   12,900        95,121
ORIX Corp. (a)..........................      550        48,796
Resona Holdings, Inc. ..................    4,200        53,129
Sompo Japan Insurance, Inc. (a)(b)......    9,000        63,185
Sumitomo Mitsui Financial Group, Inc. ..    3,300       109,129
T&D Holdings, Inc. .....................    1,550        36,710
The Sumitomo Trust & Banking
  Co., Ltd. ............................   11,000        64,512
Tokai Tokyo Financial Holdings, Inc. ...   12,000        50,086
Tokio Marine Holdings, Inc. ............    3,400        95,807
                                                    -----------
                                                      1,296,897
                                                    -----------
NETHERLANDS -- 1.2%
Aegon NV (a)............................    5,862        40,214
ING Groep NV (a)........................    9,841        98,431
                                                    -----------
                                                        138,645
                                                    -----------
NEW ZEALAND -- 0.6%
AMP NZ Office Trust.....................  125,627        66,854
                                                    -----------
NORWAY -- 0.7%
Sparebanken Rogaland....................    9,483        77,964
                                                    -----------
PORTUGAL -- 0.3%
Banif SGPS SA...........................   18,622        28,473
                                                    -----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
SINGAPORE -- 3.3%
CapitaLand, Ltd. .......................   12,000   $    34,076
Hong Leong Finance, Ltd. ...............   39,000        84,804
Oversea-Chinese Banking Corp., Ltd. ....   20,434       127,306
United Overseas Bank, Ltd. .............    9,000       123,729
                                                    -----------
                                                        369,915
                                                    -----------
SPAIN -- 7.4%
Banco Bilbao Vizcaya Argentaria SA......   15,573       213,458
Banco de Sabadell SA....................    9,506        52,582
Banco Guipuzcoano SA....................    6,008        47,151
Banco Popular Espanol SA................    7,107        52,410
Banco Santander SA......................   28,821       383,737
Bolsas y Mercados Espanoles.............    1,096        29,393
Realia Business SA (a)..................   10,599        23,018
Reyal Urbis SA (a)......................    8,561        34,346
                                                    -----------
                                                        836,095
                                                    -----------
SWEDEN -- 2.1%
Nordea Bank AB..........................   11,289       111,761
Skandinaviska Enskilda Banken AB
  (Class A) (a).........................    8,868        56,840
Svenska Handelsbanken AB (Class A)......    2,496        73,385
                                                    -----------
                                                        241,986
                                                    -----------
SWITZERLAND -- 6.7%
ACE, Ltd. ..............................    1,663        86,975
Credit Suisse Group AG (a)..............    3,819       197,200
GAM Holding, Ltd. (a)...................    1,374        16,905
Julius Baer Group, Ltd. ................    1,140        41,428
Swiss Life Holding AG (a)...............        9         1,184
Swiss Reinsurance Co., Ltd. ............    1,604        79,091
UBS AG (a)..............................   11,295       183,931
Zurich Financial Services AG............      564       144,838
                                                    -----------
                                                        751,552
                                                    -----------
UNITED KINGDOM -- 13.4%
Aviva PLC...............................   11,744        68,639
Barclays PLC............................   30,098       164,497
British Land Co. PLC....................    5,926        43,247
HSBC Holdings PLC.......................   59,948       607,447
Land Securities Group PLC...............    4,959        51,001
Lloyds Banking Group PLC (a)............  126,609       120,552
Man Group PLC...........................    9,407        34,461
Provident Financial PLC.................    3,290        43,293
Prudential PLC..........................   10,623        88,224
Royal Bank of Scotland Group PLC (a)....   66,357        44,289
RSA Insurance Group PLC.................   24,990        48,332
Standard Chartered PLC..................    5,684       154,982
Standard Life PLC.......................   12,800        38,891
                                                    -----------
                                                      1,507,855
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $11,466,212)....................             11,243,077
                                                    -----------
WARRANTS -- 0.0% (C)
ITALY -- 0.0% (C)
UBI Banca ScpA
  (expiring 6/30/11) (a)
  (Cost $0).............................    1,679            83
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0% (C)
UNITED STATES -- 0.0% (C)
MONEY MARKET FUND -- 0.0% (C)
State Street Institutional Liquid
  Reserves Fund (d)
  (Cost $100)...........................      100           100
                                                    -----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $11,466,312)....................             11,243,260
OTHER ASSETS AND
  LIABILITIES -- 0.4%...................                 47,322
                                                    -----------
NET ASSETS -- 100.0%....................            $11,290,582
                                                    ===========





(a)  Non-income producing security.
(b) Security is valued at fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 98.9%
AUSTRALIA -- 4.5%
Cochlear, Ltd. .........................     550   $   36,771
CSL, Ltd. ..............................   5,960      199,286
Primary Health Care, Ltd. ..............   4,681       19,119
Sonic Healthcare, Ltd. .................   5,958       78,583
                                                   ----------
                                                      333,759
                                                   ----------
BELGIUM -- 1.1%
UCB SA..................................   1,831       78,327
                                                   ----------
CANADA -- 0.2%
MDS, Inc. (a)...........................   2,091       16,859
                                                   ----------
DENMARK -- 7.3%
Coloplast A/S (Class B).................     668       73,698
Genmab A/S (a)..........................     348        4,386
H. Lundbeck A/S.........................   1,278       24,134
Novo-Nordisk A/S (Class B)..............   5,222      405,942
William Demant Holding (a)..............     390       27,645
                                                   ----------
                                                      535,805
                                                   ----------
FINLAND -- 0.7%
Orion Oyj (Class A).....................   1,150       25,302
Orion Oyj (Class B).....................   1,125       24,934
                                                   ----------
                                                       50,236
                                                   ----------
FRANCE -- 9.9%
bioMerieux..............................     348       40,039
Essilor International SA................   2,777      177,620
Ipsen SA................................     655       32,043
Orpea...................................   1,061       44,325
Sanofi-Aventis (a)......................   5,849      436,789
                                                   ----------
                                                      730,816
                                                   ----------
GERMANY -- 10.5%
Bayer AG................................   4,844      328,245
Celesio AG..............................   1,546       49,515
Fresenius Medical Care AG & Co. KGaA....   2,684      151,715
Fresenius SE............................     407       30,350
Fresenius SE Preferenece Shares.........   1,218       92,127
Merck KGaA..............................     737       59,834
Rhoen-Klinikum AG.......................   1,143       29,308
Stada Arzneimittel AG...................     866       34,181
                                                   ----------
                                                      775,275
                                                   ----------
IRELAND -- 0.4%
Elan Corp. PLC (a)......................   4,190       31,636
                                                   ----------
ITALY -- 0.4%
Recordati SpA...........................   3,270       24,933
                                                   ----------
JAPAN -- 17.6%
Alfresa Holdings Corp. .................     300       12,939
Astellas Pharma, Inc. ..................   4,300      155,774
Chugai Pharmaceutical Co., Ltd. ........   2,625       49,387
Daiichi Sankyo Co., Ltd. ...............   6,400      119,932
Dainippon Sumitomo Pharma Co., Ltd. ....   1,300       11,923
Eisai Co., Ltd. ........................   3,000      107,074
Hisamitsu Pharmaceutical Co., Inc. .....     800       29,752
Kyowa Hakko Kirin Co., Ltd. ............   3,422       35,341
MEDIPAL HOLDINGS Corp. .................   2,000       23,694
Mitsubishi Tanabe Pharma Corp. .........   3,000       42,380
Olympus Corp. ..........................   2,500       80,265
Ono Pharmaceutical Co., Ltd. ...........   1,500       66,781
Shionogi & Co., Ltd. ...................   3,800       72,307
Suzuken Co., Ltd. ......................     900       31,737
Taisho Pharmaceutical Co., Ltd. ........   3,000       54,580
Takeda Pharmaceutical Co., Ltd. ........   7,000      308,273
Terumo Corp. ...........................   1,800       95,933
                                                   ----------
                                                    1,298,072
                                                   ----------
NETHERLANDS -- 1.2%
Mediq NV................................   1,408       26,005
QIAGEN NV (a)...........................   2,695       62,175
                                                   ----------
                                                       88,180
                                                   ----------
NEW ZEALAND -- 0.4%
Fisher & Paykel Healthcare
  Corp., Ltd. ..........................  13,551       31,538
                                                   ----------
SINGAPORE -- 0.7%
Parkway Holdings, Ltd. .................  20,000       48,067
                                                   ----------
SPAIN -- 0.6%
Faes Farma SA...........................   2,601       12,019
Grifols SA..............................   1,981       29,646
                                                   ----------
                                                       41,665
                                                   ----------
SWEDEN -- 1.8%
Elekta AB (Class B).....................     922       25,878
Getinge AB (Class B)....................   3,601       86,610
Meda AB (Class A).......................   2,046       22,530
                                                   ----------
                                                      135,018
                                                   ----------
SWITZERLAND -- 24.5%
Acino Holding AG........................      84       12,769
Actelion, Ltd. (a)......................   1,342       61,162
Bachem Holding AG (Class B) (a).........     623       41,107
Basilea Pharmaceutica AG (a)............     150       11,650
Galenica AG.............................      98       39,012
Lonza Group AG..........................     620       50,658
Nobel Biocare Holding AG................   2,174       58,246
Novartis AG.............................  10,897      589,601
Roche Holding AG (b)....................     286       47,796
Roche Holding AG (b)....................   3,606      585,840
Sonova Holding AG.......................     910      113,258
Straumann Holding AG....................     145       36,162
Synthes, Inc. ..........................   1,006      125,780
Tecan Group AG..........................     392       30,148
                                                   ----------
                                                    1,803,189
                                                   ----------
UNITED KINGDOM -- 17.1%
AstraZeneca PLC.........................   8,777      391,294
Consort Medical PLC.....................   1,745        9,516
GlaxoSmithKline PLC.....................  27,177      521,700
Hikma Pharmaceuticals PLC...............   2,695       25,837
Shire PLC...............................   7,112      156,860
Smith & Nephew PLC......................  10,006       99,644
SSL International PLC...................   4,691       57,851
                                                   ----------
                                                    1,262,702
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $7,517,776).....................            7,286,077
                                                   ----------


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SHORT TERM INVESTMENTS -- 0.0% (C)
UNITED STATES -- 0.0% (C)
MONEY MARKET FUND -- 0.0% (C)
State Street Institutional Liquid
  Reserves Fund (d)
  (Cost $100)...........................     100   $      100
                                                   ----------
TOTAL INVESTMENTS -- 98.9%
  (Cost $7,517,876).....................            7,286,177
OTHER ASSETS AND
  LIABILITIES -- 1.1%...................               84,347
                                                   ----------
NET ASSETS -- 100.0%....................           $7,370,524
                                                   ==========





(a)  Non-income producing security.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)  Amount shown represents less than 0.05% of net assets.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 97.7%
AUSTRALIA -- 4.5%
Boom Logistics, Ltd. (a)................  48,894   $   13,463
Bradken, Ltd. ..........................   4,937       34,711
Brambles, Ltd. .........................   9,055       61,170
GWA International, Ltd. ................  23,286       70,958
Intoll Group............................  23,886       24,555
Leighton Holdings, Ltd. ................     664       23,769
Macquarie Atlas Roads Group (a).........   4,777        4,121
Toll Holdings, Ltd. ....................   6,795       46,277
Transurban Group........................  12,128       56,215
                                                   ----------
                                                      335,239
                                                   ----------
AUSTRIA -- 1.1%
Andritz AG..............................     689       40,881
Zumtobel AG (a).........................   2,051       41,350
                                                   ----------
                                                       82,231
                                                   ----------
BELGIUM -- 0.8%
Bekaert NV..............................     353       63,622
                                                   ----------
CANADA -- 5.2%
Bombardier, Inc. .......................   7,546       46,338
CAE, Inc. ..............................   3,473       33,958
Canadian National Railway Co. ..........   2,332      141,683
Canadian Pacific Railway, Ltd. .........     983       55,460
SNC-Lavalin Group, Inc. ................   1,094       53,495
Toromont Industries, Ltd. ..............   1,976       57,826
                                                   ----------
                                                      388,760
                                                   ----------
DENMARK -- 2.1%
A P Moller -- Maersk A/S................       7       53,436
FLSmidth & Co. A/S......................     417       28,983
NKT Holding A/S.........................     540       29,886
Vestas Wind Systems A/S (a).............     853       46,434
                                                   ----------
                                                      158,739
                                                   ----------
FINLAND -- 2.2%
Kone Oyj (Class B)......................   1,534       63,515
Metso Oyj...............................     983       31,803
Wartsila Oyj............................     691       35,062
YIT Oyj.................................   1,429       33,064
                                                   ----------
                                                      163,444
                                                   ----------
FRANCE -- 7.8%
Air France-KLM (a)......................   2,074       32,848
Alstom SA...............................     951       59,411
Bouygues SA (a).........................   1,459       73,479
Compagnie de Saint-Gobain...............   1,716       82,660
Eiffage SA..............................     413       21,400
Schneider Electric SA...................   1,065      125,141
Vallourec SA............................     254       51,313
Vinci SA................................   2,325      137,274
                                                   ----------
                                                      583,526
                                                   ----------
GERMANY -- 9.1%
Deutsche Lufthansa AG (a)...............   2,444       40,610
Deutsche Post AG........................   3,797       65,994
GEA Group AG............................   1,329       30,858
Hochtief AG.............................     423       35,612
Kloeckner & Co. SE (a)..................     864       25,585
MAN SE..................................     542       45,455
Pfeiffer Vacuum Technology AG...........     467       35,702
Q-Cells SE (a)..........................     251        2,500
SGL Carbon AG (a).......................     503       14,735
Siemens AG..............................   3,789      380,159
Solarworld AG...........................     413        6,240
                                                   ----------
                                                      683,450
                                                   ----------
HONG KONG -- 1.4%
Hopewell Highway Infrastructure, Ltd. ..  73,000       49,828
Hutchison Whampoa, Ltd. ................   8,000       58,521
                                                   ----------
                                                      108,349
                                                   ----------
IRELAND -- 0.7%
DCC PLC.................................   1,985       51,569
                                                   ----------
ITALY -- 2.1%
Ansaldo STS SpA.........................   4,157       85,216
Autostrada Torino-Milano SpA............   3,034       42,695
Finmeccanica SpA........................   2,268       30,320
                                                   ----------
                                                      158,231
                                                   ----------
JAPAN -- 28.0%
Asahi Glass Co., Ltd. ..................   6,000       67,616
Central Japan Railway Co. ..............       8       60,959
Daikin Industries, Ltd. ................   1,300       53,216
East Japan Railway Co. .................   1,500      104,345
Fanuc, Ltd. ............................   1,000      106,164
Futaba Corp. ...........................   3,500       69,146
Hankyu Hanshin Holdings, Inc. ..........  11,000       50,974
IHI Corp. ..............................  18,000       32,941
ITOCHU Corp. ...........................   7,000       61,355
Iwatani Corp. ..........................  22,000       64,512
Kajima Corp. ...........................  11,000       26,958
Kamigumi Co., Ltd. .....................  10,000       80,479
Kawasaki Heavy Industries, Ltd. ........  17,000       46,939
Kawasaki Kisen Kaisha, Ltd. (a).........   5,000       19,959
Kokuyo Co., Ltd. .......................   5,800       48,354
Komatsu, Ltd. ..........................   4,100       86,002
Kubota Corp. ...........................   7,000       63,827
Marubeni Corp. .........................   6,000       37,307
MEITEC Corp. ...........................   2,400       47,029
MISUMI Group, Inc. .....................   3,000       61,580
Mitsubishi Corp. .......................   6,100      159,942
Mitsubishi Electric Corp. ..............   8,000       73,545
Mitsubishi Heavy Industries, Ltd. ......  18,000       74,551
Mitsui & Co., Ltd. .....................   7,400      124,416
Mitsui OSK Lines, Ltd. .................   6,000       43,086
Nippon Sheet Glass Co., Ltd. ...........   7,000       20,676
Nippon Yusen KK.........................   6,000       23,694
Secom Co., Ltd. ........................   1,400       61,280
Sojitz Corp. ...........................   9,100       17,627
Sumitomo Corp. .........................   5,900       67,878
Sumitomo Electric Industries, Ltd. .....   4,300       52,738
Sumitomo Heavy Industries, Ltd. ........   6,000       36,152
THK Co., Ltd. ..........................   2,200       48,031
Tokyu Corp. ............................  10,000       41,845
Yamato Holdings Co., Ltd. ..............   4,400       61,875
                                                   ----------
                                                    2,096,998
                                                   ----------
NETHERLANDS -- 4.7%
Aalberts Industries NV..................   2,269       36,259


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
European Aeronautic Defence and Space
  Co. NV................................   2,822   $   56,876
Koninklijke BAM Groep NV................   1,857       14,473
Koninklijke Philips Electronics NV (b)..   4,100      131,703
Randstad Holding NV (a).................   1,027       48,894
TNT NV..................................   2,250       64,634
                                                   ----------
                                                      352,839
                                                   ----------
NORWAY -- 0.7%
Orkla ASA...............................   5,388       47,701
Renewable Energy Corp. ASA (a)..........   1,188        5,564
                                                   ----------
                                                       53,265
                                                   ----------
SINGAPORE -- 3.4%
Fraser and Neave, Ltd. .................  17,000       58,367
Haw Par Corp., Ltd. ....................  18,000       76,993
Jardine Matheson Holdings, Ltd. ........   1,468       48,884
Keppel Corp., Ltd. .....................   7,000       45,664
Neptune Orient Lines, Ltd. (a)..........  15,750       22,644
                                                   ----------
                                                      252,552
                                                   ----------
SPAIN -- 2.4%
Abertis Infraestructuras SA.............   3,063       59,060
ACS, Actividades de Construccion y
  Servicios SA..........................   1,555       71,875
Ferrovial SA............................   2,540       24,746
Gamesa Corp. Tecnologica SA.............     997       13,693
Sacyr Vallehermoso SA (a)...............   1,235       10,915
                                                   ----------
                                                      180,289
                                                   ----------
SWEDEN -- 4.9%
Alfa Laval AB...........................   2,749       40,603
Atlas Copco AB (Class B)................   5,248       73,794
B&B Tools AB............................   1,764       25,920
Sandvik AB (a)..........................   4,638       58,160
Securitas AB (Class B)..................   3,737       39,982
Trelleborg AB (Class B).................   7,877       57,734
Volvo AB ADR (Class A) (a)..............   7,070       70,238
                                                   ----------
                                                      366,431
                                                   ----------
SWITZERLAND -- 6.5%
ABB, Ltd. (a)...........................   9,642      210,969
Adecco SA...............................     950       54,019
Geberit AG..............................     334       59,879
Kaba Holding AG.........................     165       49,458
Kuehne & Nagel International AG.........     537       54,437
SGS SA..................................      41       56,638
                                                   ----------
                                                      485,400
                                                   ----------
UNITED KINGDOM -- 10.1%
Aggreko PLC.............................   2,831       51,189
Babcock International Group PLC.........   3,219       29,419
BAE Systems PLC.........................  16,365       92,172
British Airways PLC (a).................   7,440       27,424
Capita Group PLC........................   5,770       66,213
Charter International PLC...............     970       11,043
De La Rue PLC...........................   1,967       27,644
Experian PLC............................   7,105       69,893
FirstGroup PLC..........................   5,084       27,686
Intertek Group PLC......................   2,367       52,350
Invensys PLC............................   3,886       20,083
Rentokil Initial PLC (a)................  20,790       41,123
Rolls-Royce Group PLC (a)...............  10,614       95,878
Serco Group PLC.........................   6,265       57,115
Smiths Group PLC........................   3,302       56,900
Wolseley PLC (a)........................   1,441       34,799
                                                   ----------
                                                      760,931
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $7,787,084).....................            7,325,865
                                                   ----------
SHORT TERM INVESTMENTS -- 0.4%
UNITED STATES -- 0.4%
MONEY MARKET FUNDS -- 0.4%
State Street Institutional Liquid
  Reserves Fund (c).....................  25,596       25,596
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........   6,924        6,924
                                                   ----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $32,520)........................               32,520
                                                   ----------
TOTAL INVESTMENTS -- 98.1%
  (Cost $7,819,604).....................            7,358,385
OTHER ASSETS AND
  LIABILITIES -- 1.9%...................              140,774
                                                   ----------
NET ASSETS -- 100.0%....................           $7,499,159
                                                   ==========





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
AUSTRALIA -- 17.0%
Alumina, Ltd. ..........................   29,119   $    46,104
Amcor, Ltd. ............................    2,152        12,622
BHP Billiton, Ltd. .....................   45,235     1,809,810
BlueScope Steel, Ltd. (a)...............   19,764        52,789
Boral, Ltd. ............................   24,811       127,755
Fortescue Metals Group, Ltd. (a)........   23,532       105,834
Iluka Resources, Ltd. (a)...............   20,129        80,922
Incitec Pivot, Ltd. ....................   20,889        66,530
Mineral Deposits, Ltd. (a)..............   12,804        11,223
Newcrest Mining, Ltd. ..................    7,270       219,000
OneSteel, Ltd. .........................   25,525        91,370
Orica, Ltd. ............................    6,677       164,182
OZ Minerals, Ltd. (a)...................   61,725        64,869
Rio Tinto, Ltd. ........................    5,505       396,137
Sims Metal Management, Ltd. ............    4,985        99,105
                                                    -----------
                                                      3,348,252
                                                    -----------
AUSTRIA -- 1.0%
RHI AG (a)..............................    3,014       103,873
Voestalpine AG..........................    2,412        97,747
                                                    -----------
                                                        201,620
                                                    -----------
BELGIUM -- 1.0%
Tessenderlo Chemie NV...................    2,910        97,493
Umicore (a).............................    3,089       108,067
                                                    -----------
                                                        205,560
                                                    -----------
CANADA -- 16.1%
Agnico-Eagle Mines, Ltd. ...............    2,511       140,431
Agrium, Inc. ...........................    2,520       178,391
Barrick Gold Corp. .....................   12,517       480,792
ECU Silver Mining, Inc. (a).............    6,482         3,961
Eldorado Gold Corp. (a).................   10,614       128,994
Equinox Minerals, Ltd. (a)..............   12,934        48,827
First Quantum Minerals, Ltd. ...........    1,494       123,063
FNX Mining Co., Inc. (a)................    3,287        43,965
Gammon Gold, Inc. (a)...................    1,145         8,205
Gerdau Ameristeel Corp. (a).............    5,444        42,927
Goldcorp, Inc. .........................   10,314       385,803
HudBay Minerals, Inc. (a)...............    2,669        33,436
Inmet Mining Corp. .....................    1,303        75,787
Ivanhoe Mines, Ltd. (a).................    6,462       113,056
Kinross Gold Corp. .....................    8,948       153,198
Lundin Mining Corp. (a).................    8,029        42,656
Pan American Silver Corp. ..............    2,597        59,847
Potash Corp. of Saskatchewan, Inc. .....    4,287       512,471
Sherritt International Corp. ...........    8,823        70,093
Silver Wheaton Corp. (a)................    3,013        47,368
Sino-Forest Corp. (a)...................    2,463        48,311
Teck Resources, Ltd. (Class B) (a)......    7,229       315,296
Thompson Creek Metals Co., Inc. (a).....    1,686        22,800
Yamana Gold, Inc. ......................    9,324        92,362
                                                    -----------
                                                      3,172,040
                                                    -----------
DENMARK -- 0.9%
Novozymes A/S...........................    1,586       175,841
                                                    -----------
FINLAND -- 1.8%
Rautaruukki Oyj.........................    3,426        74,171
Stora Enso Oyj..........................   16,165       123,363
UPM-Kymmene Oyj.........................   11,417       151,780
                                                    -----------
                                                        349,314
                                                    -----------
FRANCE -- 3.3%
Air Liquide SA..........................    3,771       453,514
Eramet..................................       56        19,311
Lafarge SA..............................    2,466       173,844
                                                    -----------
                                                        646,669
                                                    -----------
GERMANY -- 7.6%
BASF SE.................................   10,541       654,958
K+S AG..................................    2,478       150,649
Lanxess AG..............................    2,797       129,112
Linde AG................................    2,090       249,823
Salzgitter AG...........................      965        89,744
ThyssenKrupp AG.........................    6,575       226,464
                                                    -----------
                                                      1,500,750
                                                    -----------
HONG KONG -- 0.8%
AMVIG Holdings, Ltd. ...................   26,000        12,021
China Grand Forestry Green Resources
  Group, Ltd. (a).......................  210,000         8,519
China Mining Resources Group, Ltd. (a)..  150,000         5,409
China Rare Earth Holdings, Ltd. (a).....  142,000        34,564
Fushan International Energy
  Group, Ltd. ..........................   98,000        74,465
Sino Union Energy Investment Group
  Ltd. (a)..............................  130,000        14,734
                                                    -----------
                                                        149,712
                                                    -----------
IRELAND -- 1.1%
CRH PLC.................................    8,341       208,682
                                                    -----------
ITALY -- 0.3%
Buzzi Unicem SpA........................    5,062        63,870
                                                    -----------
JAPAN -- 15.6%
Asahi Kasei Corp. ......................   29,967       161,316
Denki Kagaku Kogyo Kabushiki Kaisha.....   33,949       146,056
JFE Holdings, Inc. .....................    8,590       346,119
JSR Corp. ..............................    5,900       123,317
Kobe Steel, Ltd. .......................   71,916       154,699
Mitsubishi Chemical Holdings Corp. .....   21,500       109,985
Mitsubishi Materials Corp. (a)..........   30,000        86,366
Mitsui Chemicals, Inc. .................   26,000        78,746
Mitsui Mining & Smelting Co., Ltd. .....   25,933        77,710
Nippon Steel Corp. .....................   86,900       341,313
Nitto Denko Corp. ......................    4,095       159,084
Shin-Etsu Chemical Co., Ltd. ...........    5,693       330,833
Sumitomo Chemical Co., Ltd. ............   27,967       136,782
Sumitomo Metal Industries, Ltd. ........   60,933       184,547
Sumitomo Metal Mining Co., Ltd. ........   12,984       193,287
Taiheiyo Cement Corp. (a)...............   55,000        78,874
Teijin, Ltd. ...........................   39,949       134,246
Toray Industries, Inc. .................   27,967       163,420
Ube Industries, Ltd. ...................   30,000        77,055
                                                    -----------
                                                      3,083,755
                                                    -----------
LUXEMBOURG -- 2.4%
ArcelorMittal...........................   10,867       477,737
                                                    -----------
NETHERLANDS -- 2.0%
Akzo Nobel NV...........................    4,057       231,631


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL MATERIALS SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Koninklijke DSM NV (b)..................    3,521   $   157,292
                                                    -----------
                                                        388,923
                                                    -----------
NORWAY -- 1.0%
Norsk Hydro ASA (a).....................    9,445        72,082
Yara International ASA..................    2,805       121,922
                                                    -----------
                                                        194,004
                                                    -----------
PAPUA NEW GUINEA -- 0.6%
Lihir Gold, Ltd. .......................   42,189       117,331
                                                    -----------
PORTUGAL -- 0.5%
Semapa-Sociedade de Investimento e
  Gestao, SGPS, SA (a)..................   10,114       107,429
                                                    -----------
SINGAPORE -- 0.1%
Jiutian Chemical Group, Ltd. (a)........  239,000        23,933
                                                    -----------
SOUTH KOREA -- 2.2%
POSCO ADR...............................    3,685       431,182
                                                    -----------
SPAIN -- 0.3%
Cementos Portland Valderrivas SA........    2,555        65,652
                                                    -----------
SWEDEN -- 1.5%
Boliden AB..............................   10,929       156,714
SSAB AB (Series A)......................    7,492       135,121
                                                    -----------
                                                        291,835
                                                    -----------
SWITZERLAND -- 6.3%
Givaudan SA.............................      205       180,158
Holcim, Ltd. (a)........................    3,140       234,482
Syngenta AG.............................    1,484       412,821
Xstrata PLC.............................   21,928       415,284
                                                    -----------
                                                      1,242,745
                                                    -----------
UNITED KINGDOM -- 16.4%
Anglo American PLC (a)..................   17,855       778,402
Antofagasta PLC.........................    8,439       133,132
BHP Billiton PLC........................   29,158       999,593
Lonmin PLC (a)..........................    3,337       103,161
Randgold Resources, Ltd. ...............    1,811       137,767
Rio Tinto PLC...........................   16,931     1,002,907
Vedanta Resources PLC...................    1,800        75,797
                                                    -----------
                                                      3,230,759
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $18,940,869)....................             19,677,595
                                                    -----------
SHORT TERM INVESTMENTS -- 0.6%
UNITED STATES -- 0.6%
MONEY MARKET FUNDS -- 0.6%
State Street Institutional Liquid
  Reserves Fund (c).....................   28,560        28,560
State Street Navigator Securities
  Lending Prime Portfolio (c)(d)........   77,528        77,528
                                                    -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $106,088).......................                106,088
                                                    -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $19,046,957)....................             19,783,683
OTHER ASSETS AND
  LIABILITIES -- (0.4)%.................                (71,006)
                                                    -----------
NET ASSETS -- 100.0%....................            $19,712,677
                                                    ===========





(a)  Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2010.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(d)  Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.3%
AUSTRALIA -- 1.1%
Computershare, Ltd. ....................  14,336   $   164,742
Iress Market Technology, Ltd. ..........   7,137        52,405
                                                   -----------
                                                       217,147
                                                   -----------
BELGIUM -- 0.4%
Barco NV (a)............................   1,596        72,086
                                                   -----------
CANADA -- 5.1%
CGI Group, Inc. (Class A) (a)...........   8,434       126,358
MacDonald, Dettwiler & Associates,
  Ltd. (a)..............................   2,003        74,529
Research In Motion, Ltd. (a)............  10,930       810,687
                                                   -----------
                                                     1,011,574
                                                   -----------
DENMARK -- 0.4%
SimCorp A/S.............................     435        80,487
                                                   -----------
FINLAND -- 7.0%
F-Secure Oyj............................  18,597        63,160
Nokia Oyj (a)...........................  76,805     1,198,253
Tieto Oyj...............................   4,106        95,227
Vaisala Oyj (Class A)...................   1,287        38,747
                                                   -----------
                                                     1,395,387
                                                   -----------
FRANCE -- 2.8%
Alcatel-Lucent (a)......................  55,956       177,247
Atos Origin SA (a)......................   1,499        75,412
Cap Gemini SA...........................   3,691       182,142
Groupe Steria SCA.......................   1,092        33,851
Neopost SA..............................     917        73,418
UbiSoft Entertainment SA (a)............   2,008        27,659
                                                   -----------
                                                       569,729
                                                   -----------
GERMANY -- 6.4%
Infineon Technologies AG (a)............  24,741       172,038
SAP AG..................................  18,274       886,694
Software AG.............................     436        52,016
United Internet AG (a)..................   5,181        78,727
Wincor Nixdorf AG.......................   1,365        92,626
                                                   -----------
                                                     1,282,101
                                                   -----------
HONG KONG -- 0.5%
ASM Pacific Technology, Ltd. ...........  10,300        97,565
                                                   -----------
IRELAND -- 2.6%
Accenture PLC (Class A).................  12,477       523,410
                                                   -----------
JAPAN -- 40.9%
Advantest Corp. ........................   5,100       127,609
Alps Electric Co., Ltd. (a).............   7,500        51,771
Brother Industries, Ltd. ...............   7,300        88,281
Canon, Inc. ............................  23,800     1,102,890
Citizen Holdings Co., Ltd. .............   9,000        61,548
CSK Holdings Corp. (a)..................   4,700        20,422
Dainippon Screen Manufacturing Co.,
  Ltd. (a)..............................  12,000        56,122
Elpida Memory, Inc. (a).................   3,200        63,048
FUJIFILM Holdings Corp. ................  10,400       358,390
Fujitsu, Ltd. ..........................  45,000       294,735
Hirose Electric Co., Ltd. ..............   1,100       126,905
Hitachi High-Technologies Corp. ........   3,200        73,459
Hitachi, Ltd. (a).......................  85,000       317,477
Horiba, Ltd. ...........................   2,800        80,608
Hoya Corp. .............................   9,000       247,442
Ibiden Co., Ltd. .......................   4,100       141,289
IT Holdings Corp. ......................   4,100        49,934
Japan Digital Laboratory Co., Ltd. .....   3,600        38,412
Keyence Corp. ..........................   1,100       262,992
Konami Corp. ...........................   3,000        57,887
Konica Minolta Holdings, Inc. ..........  13,000       151,787
Kyocera Corp. ..........................   3,200       311,986
Mitsumi Electric Co., Ltd. .............   4,100        89,775
Murata Manufacturing Co., Ltd. .........   4,200       238,677
NEC Corp. ..............................  47,000       141,342
Nidec Corp. ............................   2,600       278,810
Nintendo Co., Ltd. .....................   2,300       770,441
Nippon Electric Glass Co., Ltd. ........  13,000       183,230
Nomura Research Institute, Ltd. ........   4,100        93,461
NTT Data Corp. .........................      41       136,681
OBIC Co., Ltd. .........................     470        85,409
Oki Electric Industry Co., Ltd. (a).....  45,000        37,564
OMRON Corp. ............................   5,600       130,051
Ricoh Co., Ltd. ........................  13,000       203,125
Rohm Co., Ltd. .........................   2,800       209,161
Seiko Epson Corp. ......................   4,100        63,712
SUMCO Corp. (a).........................   4,300        91,485
TDK Corp. ..............................   3,000       199,700
Tokyo Electron, Ltd. ...................   4,100       272,046
Toshiba Corp. (a).......................  78,000       403,189
Trend Micro, Inc. ......................   1,600        55,822
Yahoo! Japan Corp. .....................     390       142,118
Yamatake Corp. .........................   2,800        65,505
Yaskawa Electric Corp. .................  13,000       118,953
Yokogawa Electric Corp. (a).............  10,100        87,986
                                                   -----------
                                                     8,183,237
                                                   -----------
NETHERLANDS -- 2.7%
ASM International NV (a)................   2,370        63,496
ASML Holding NV.........................   9,862       353,089
Gemalto NV (a)..........................   2,848       123,470
                                                   -----------
                                                       540,055
                                                   -----------
SINGAPORE -- 1.3%
Flextronics International, Ltd. (a).....  21,151       165,824
Venture Corp., Ltd. (a).................  15,000        93,559
                                                   -----------
                                                       259,383
                                                   -----------
SOUTH KOREA -- 15.9%
LG Display Co., Ltd. ADR................  17,832       315,270
Samsung Electronics Co., Ltd. GDR.......   7,800     2,866,500
                                                   -----------
                                                     3,181,770
                                                   -----------
SPAIN -- 0.6%
Amper, SA...............................   6,034        43,273
Indra Sistemas SA.......................   3,498        71,849
                                                   -----------
                                                       115,122
                                                   -----------
SWEDEN -- 3.7%
Telefonaktiebolaget LM Ericsson
  (Class B).............................  69,926       739,387
                                                   -----------
SWITZERLAND -- 3.0%
Logitech International SA (a)...........   4,589        75,644
STMicroelectronics NV...................  20,746       205,202
Temenos Group AG (a)....................   2,321        68,469


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Tyco Electronics, Ltd. .................   9,394   $   258,147
                                                   -----------
                                                       607,462
                                                   -----------
UNITED KINGDOM -- 4.9%
ARM Holdings PLC........................  49,863       180,244
Autonomy Corp. PLC (a)..................   5,796       160,277
Aveva Group PLC.........................   2,831        50,888
Dimension Data Holdings PLC.............  83,934       116,179
Diploma PLC.............................  23,744        71,494
Logica PLC..............................  50,239       104,023
Misys PLC (a)...........................  27,812       102,264
Spectris PLC............................   5,364        67,331
The Sage Group PLC......................  35,435       128,520
                                                   -----------
                                                       981,220
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $18,057,731)....................            19,857,122
                                                   -----------
SHORT TERM INVESTMENTS -- 0.0% (B)
UNITED STATES -- 0.0% (B)
MONEY MARKET FUND -- 0.0% (B)
State Street Institutional Liquid
  Reserves Fund (c)
  (Cost $3,815).........................   3,815         3,815
                                                   -----------
TOTAL INVESTMENTS -- 99.3%
  (Cost $18,061,546)....................            19,860,937
OTHER ASSETS AND
  LIABILITIES -- 0.7%...................               148,445
                                                   -----------
NET ASSETS -- 100.0%....................           $20,009,382
                                                   ===========





(a)  Non-income producing security.
(b)  Amount shown represents less than 0.05% of net assets.
(c)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)


ADR = American Depositary Receipt
GDR = Global Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL TELECOMMUNICATIONS SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                        SHARES       VALUE
--------------------                        ------       -----
COMMON STOCKS -- 99.7%
AUSTRALIA -- 1.3%
Telstra Corp., Ltd. ....................     69,515   $   190,775
                                                      -----------
AUSTRIA -- 1.0%
Telekom Austria AG......................     10,659       149,275
                                                      -----------
BELGIUM -- 0.6%
Telenet Group Holding NV (a)............      2,807        84,984
                                                      -----------
BELGIUM -- 1.7%
Belgacom SA.............................      5,116       200,198
Mobistar SA.............................        967        59,619
                                                      -----------
                                                          259,817
                                                      -----------
CANADA -- 5.9%
BCE, Inc. ..............................      7,147       209,765
Bell Aliant Regional Communications
  Income Fund...........................      1,789        44,807
Rogers Communications, Inc. (Class B)...     12,045       411,096
TELUS Corp. ............................      1,789        66,654
TELUS Corp. (non -- voting).............      4,170       149,369
                                                      -----------
                                                          881,691
                                                      -----------
FINLAND -- 0.7%
Elisa Oyj (a)...........................      4,766        98,474
                                                      -----------
FRANCE -- 7.3%
France Telecom SA.......................     43,136     1,033,977
Iliad SA................................        581        60,022
                                                      -----------
                                                        1,093,999
                                                      -----------
GERMANY -- 5.6%
Deutsche Telekom AG.....................     61,870       840,093
                                                      -----------
HONG KONG -- 0.1%
Hutchison Telecommunications
  International, Ltd. (a)...............     60,000        16,459
                                                      -----------
ITALY -- 3.7%
Telecom Italia SpA (a)(b)...............    230,404       332,336
Telecom Italia SpA (a)(b)...............    192,420       217,403
                                                      -----------
                                                          549,739
                                                      -----------
JAPAN -- 13.1%
KDDI Corp. .............................         72       372,945
Nippon Telegraph & Telephone Corp. .....     13,300       560,809
NTT DoCoMo, Inc. .......................        339       516,627
Softbank Corp. .........................     20,700       510,189
                                                      -----------
                                                        1,960,570
                                                      -----------
LUXEMBOURG -- 1.5%
COLT Telecom Group SA (a)...............     19,617        37,821
Millicom International Cellular SA......      2,074       184,897
                                                      -----------
                                                          222,718
                                                      -----------
NETHERLANDS -- 4.2%
Koninklijke (Royal) KPN NV..............     40,046       635,604
                                                      -----------
NEW ZEALAND -- 0.3%
Telecom Corporation of New
  Zealand, Ltd. ........................     29,717        45,756
                                                      -----------
NORWAY -- 1.7%
Telenor ASA (a).........................     18,556       251,969
                                                      -----------
PORTUGAL -- 1.6%
Portugal Telecom, SGPS SA (a)...........     21,721       243,296
                                                      -----------
SINGAPORE -- 2.9%
Singapore Telecommunications, Ltd. .....    177,000       401,338
StarHub, Ltd. ..........................     24,000        39,312
                                                      -----------
                                                          440,650
                                                      -----------
SOUTH KOREA -- 2.5%
KT Corp. ADR (c)........................      8,468       175,795
SK Telecom Co., Ltd. ADR (c)............     11,626       200,665
                                                      -----------
                                                          376,460
                                                      -----------
SPAIN -- 15.0%
Telefonica SA...........................     94,495     2,242,684
                                                      -----------
SWEDEN -- 3.8%
Tele2 AB (Class B)......................      8,570       143,488
TeliaSonera AB..........................     60,186       428,586
                                                      -----------
                                                          572,074
                                                      -----------
SWITZERLAND -- 1.6%
Swisscom AG.............................        673       246,041
                                                      -----------
UNITED KINGDOM -- 23.6%
BT Group PLC............................    201,990       379,628
Cable & Wireless Communications PLC.....     69,696        58,518
Cable & Wireless Worldwide PLC (a)......     69,696        97,264
Inmarsat PLC............................     13,327       152,831
Vodafone Group PLC......................  1,231,420     2,839,272
                                                      -----------
                                                        3,527,513
                                                      -----------
TOTAL COMMON STOCKS --
  (Cost $15,736,742)....................               14,930,641
                                                      -----------
SHORT TERM INVESTMENTS -- 1.3%
UNITED STATES -- 1.3%
MONEY MARKET FUNDS -- 1.3%
State Street Institutional Liquid
  Reserves Fund (d).....................        121           121
State Street Navigator Securities
  Lending Prime Portfolio (d)(e)........    194,607       194,607
                                                      -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $194,728).......................                  194,728
                                                      -----------
TOTAL INVESTMENTS -- 101.0%
  (Cost $15,931,470)....................               15,125,369
OTHER ASSETS AND
  LIABILITIES -- (1.0)%.................                 (142,628)
                                                      -----------
NET ASSETS -- 100.0%....................              $14,982,741
                                                      ===========





(a)  Non-income producing security.
(b) Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c) Represents security, or portion thereof, on loan as of March 31, 2010.
(d)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)
(e)  Investments of cash collateral for securities loaned.


ADR = American Depositary Receipt


See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------




SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.5%
AUSTRALIA -- 2.5%
AGL Energy, Ltd. .......................   8,176   $  112,790
APA Group...............................  22,545       73,667
Envestra, Ltd. .........................  72,959       34,152
                                                   ----------
                                                      220,609
                                                   ----------
AUSTRIA -- 0.6%
Oesterreichische
  Elektrizitaetswirtschafts
  Aktiengesellschaft
  (Verbundgesellschaft).................   1,255       49,908
                                                   ----------
CANADA -- 2.8%
ATCO, Ltd. (Class I)....................   1,473       73,973
Fortis, Inc. ...........................   3,229       91,948
TransAlta Corp. ........................   3,647       80,773
                                                   ----------
                                                      246,694
                                                   ----------
FINLAND -- 1.7%
Fortum Oyj..............................   5,935      145,435
                                                   ----------
FRANCE -- 13.9%
EDF SA..................................   3,585      195,975
GDF Suez................................  19,209      743,362
Sechilienne-Sidec SA....................     621       20,587
Suez Environnement SA...................   2,880       66,403
Veolia Environnement....................   5,361      186,282
                                                   ----------
                                                    1,212,609
                                                   ----------
GERMANY -- 17.2%
E.ON AG.................................  25,316      936,362
RWE AG..................................   6,268      556,369
                                                   ----------
                                                    1,492,731
                                                   ----------
HONG KONG -- 5.8%
CLP Holdings, Ltd. .....................  24,500      175,119
Hong Kong & China Gas Co., Ltd. ........  71,000      177,027
HongKong Electric Holdings, Ltd. .......  25,000      148,267
                                                   ----------
                                                      500,413
                                                   ----------
ITALY -- 8.6%
A2A SpA.................................  27,096       50,926
Enel SpA................................  87,335      489,236
Hera SpA................................  14,737       34,717
Snam Rete Gas SpA.......................  14,566       73,959
Terna Rete Elettrica Nationale SpA......  22,762       98,634
                                                   ----------
                                                      747,472
                                                   ----------
JAPAN -- 19.4%
Chubu Electric Power Co., Inc. .........   8,888      222,295
Electric Power Development Co., Ltd. ...   2,500       82,406
Hokuriku Electric Power Co. ............   2,994       65,878
Kyushu Electric Power Co., Inc. ........   6,592      143,565
Osaka Gas Co., Ltd. ....................  31,958      114,575
Shikoku Electric Power Co., Inc. .......   1,800       51,030
The Chugoku Electric Power Co., Inc. ...   3,987       79,279
The Kansai Electric Power Co., Inc. ....  10,198      233,777
The Tokyo Electric Power Co., Inc. .....  15,199      405,350
Tohoku Electric Power Co., Inc. ........   6,972      147,439
Tokyo Gas Co., Ltd. ....................  32,958      145,320
                                                   ----------
                                                    1,690,914
                                                   ----------
NEW ZEALAND -- 0.4%
Vector, Ltd. ...........................  23,858       35,888
                                                   ----------
PORTUGAL -- 1.3%
EDP -- Energias de Portugal SA..........  27,916      111,166
                                                   ----------
SOUTH KOREA -- 1.2%
Korea Electric Power Corp. ADR (a)......   6,650      107,996
                                                   ----------
SPAIN -- 10.2%
Acciona SA..............................     412       45,774
EDP Renovaveis SA (a)...................   4,594       35,960
Enagas..................................   4,059       89,112
Gas Natural SDG SA......................   5,397       99,828
Iberdrola Renovables SA.................  12,117       50,416
Iberdrola SA............................  55,111      467,931
Red Electrica Corporacion SA............   1,820       97,853
                                                   ----------
                                                      886,874
                                                   ----------
SWITZERLAND -- 0.3%
BKW FMB Energie AG......................     309       23,003
                                                   ----------
UNITED KINGDOM -- 13.6%
Centrica PLC............................  71,503      318,773
Drax Group PLC..........................   5,331       30,212
International Power PLC.................  21,499      103,999
National Grid PLC.......................  33,984      330,696
Pennon Group PLC........................   6,142       48,680
Scottish & Southern Energy PLC..........  12,023      200,797
Severn Trent PLC........................   3,859       69,952
United Utilities Group PLC..............   9,724       82,454
                                                   ----------
                                                    1,185,563
                                                   ----------
TOTAL COMMON STOCKS --
  (Cost $10,119,611)....................            8,657,275
                                                   ----------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional Liquid
  Reserves Fund (b)
  (Cost $3,904).........................   3,904        3,904
                                                   ----------
TOTAL INVESTMENTS -- 99.6%
  (Cost $10,123,515)....................            8,661,179
OTHER ASSETS AND
  LIABILITIES -- 0.4%...................               36,620
                                                   ----------
NET ASSETS -- 100.0%....................           $8,697,799
                                                   ==========





(a)  Non-income producing security.
(b)  Affiliated Fund managed by SSgA Funds Management, Inc.
     (Note 3)




See accompanying notes to financial statements.

                      (This page intentionally left blank)

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SPDR S&P
                                            SPDR STOXX   SPDR EURO STOXX  EMERGING ASIA  SPDR S&P RUSSIA
                                          EUROPE 50 ETF       50 ETF       PACIFIC ETF         ETF
                                         --------------- --------------- --------------- ---------------
ASSETS
  Investments in securities of
     unaffiliated issuers, at value *
     (Note 2)...........................   $ 44,780,414    $155,912,231    $638,634,823     $4,526,922
  Investments in securities of
     affiliated issuers, at value (Note
     3).................................      2,405,370       1,108,802      18,104,204          8,233
                                           ------------    ------------    ------------     ----------
     Total Investments..................     47,185,784     157,021,033     656,739,027      4,535,155
  Cash..................................             --              --              --             --
  Foreign currency, at value............        142,769          47,271       1,713,735             --
  Margin deposit on futures.............             --              --         316,099             --
  Receivable for investments sold.......             --              --              --         92,724
  Receivable for foreign taxes
     recoverable........................         85,389         132,376           2,582             --
  Dividends and interest
     receivable -- unaffiliated
     issuers............................         98,795         122,193         411,875          1,387
  Dividends receivable -- affiliated
     issuers............................              6               8              22             --
                                           ------------    ------------    ------------     ----------
       TOTAL ASSETS.....................     47,512,743     157,322,881     659,183,340      4,629,266
                                           ------------    ------------    ------------     ----------
LIABILITIES
  Payable upon return of securities
     loaned.............................      2,405,270       1,060,464      17,816,312             --
  Due to custodian......................         75,571              --              --             --
  Payable for investments purchased.....            549              --              --             --
  Futures variation margin..............             --              --           2,380             --
  Accrued advisory fee (Note 3).........         38,267         115,998         868,054          1,262
  Deferred foreign taxes payable........             --              --       1,521,665             --
  Accrued trustees' fees and expenses
     (Note 3)...........................            258             783           2,382              3
                                           ------------    ------------    ------------     ----------
       TOTAL LIABILITIES................      2,519,915       1,177,245      20,210,793          1,265
                                           ------------    ------------    ------------     ----------
       NET ASSETS.......................   $ 44,992,828    $156,145,636    $638,972,547     $4,628,001
                                           ============    ============    ============     ==========
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............   $ 75,642,368    $252,407,189    $567,968,180     $4,496,152
  Undistributed (distribution in excess
     of) net investment income..........        (63,103)        (46,829)       (488,931)           122
  Accumulated net realized gain (loss)
     on investments, foreign currency
     transactions and futures...........    (13,045,482)    (29,003,875)    (10,625,991)         5,925
  Net unrealized appreciation
     (depreciation) on :
     Investments (net of deferred
       foreign taxes of $0, $0,
       $1,579,183, $0, $0, $93,020, $0,
       $0, $0, $0, $0, respectively)....    (17,545,426)    (67,209,496)     82,088,901        125,802
     Foreign currency...................          4,471          (1,353)         22,474             --
     Futures............................             --              --           7,914             --
                                           ------------    ------------    ------------     ----------
       NET ASSETS.......................   $ 44,992,828    $156,145,636    $638,972,547     $4,628,001
                                           ============    ============    ============     ==========
NET ASSET VALUE PER SHARE
  Net asset value per share.............   $      34.60    $      39.03    $      75.17     $    30.85
                                           ============    ============    ============     ==========
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......      1,300,370       4,000,967       8,500,000        150,000
                                           ============    ============    ============     ==========
COST OF INVESTMENTS:
  Unaffiliated issuers..................   $ 62,325,840    $223,121,727    $554,966,739     $4,401,120
  Affiliated issuers....................      2,405,370       1,108,802      18,104,204          8,233
                                           ------------    ------------    ------------     ----------
  Total cost of investments.............   $ 64,731,210    $224,230,529    $573,070,943     $4,409,353
                                           ============    ============    ============     ==========
  Foreign currency, at cost.............   $    141,979    $     46,632    $  1,695,426     $       --
                                           ============    ============    ============     ==========
  * Includes investments in securities
     on loan, at value..................   $  2,303,301    $  1,016,660    $ 17,208,724     $       --
                                           ============    ============    ============     ==========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                                    SPDR S&P
                    SPDR S&P                        SPDR S&P        SPDR S&P    EMERGING MIDDLE  SPDR S&P WORLD
 SPDR S&P CHINA     EMERGING     SPDR S&P BRIC  EMERGING EUROPE  EMERGING LATIN  EAST & AFRICA       EX-US
      ETF         MARKETS ETF        40 ETF           ETF         AMERICA ETF         ETF             ETF
--------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $562,420,090    $131,133,655    $437,961,967    $239,562,949    $175,186,212    $132,968,991    $105,907,789
     9,115,857      16,399,556      53,127,432      11,610,164      31,344,540       8,169,990      16,214,243
  ------------    ------------    ------------    ------------    ------------    ------------    ------------
   571,535,947     147,533,211     491,089,399     251,173,113     206,530,752     141,138,981     122,122,032
            --              --              --              --              --           6,984              --
       116,729       2,603,679              --         286,398         284,357         524,730         513,710
            --         914,511              --              --              --              --              --
            --              --              --              --              --              --           2,116
            --           3,620              --          12,271              --              --          42,638
        27,670         248,089         172,220         149,519         696,654         251,813         355,045
            52             300              65             142              35               6              16
  ------------    ------------    ------------    ------------    ------------    ------------    ------------
   571,680,398     151,303,410     491,261,684     251,621,443     207,511,798     141,922,514     123,035,557
  ------------    ------------    ------------    ------------    ------------    ------------    ------------

     8,809,613      13,420,027      52,286,783      10,254,051      30,891,626       8,145,539      16,053,218
            --              --         290,430              --              --              --              --
            --              --              --              --              --              --              --
            --          35,530              --              --              --              --              --
       813,891         191,893         518,330         347,936         251,877         183,873          84,192
            --          78,298              --              --              --              --              --
         2,476             551           1,848             932             732             581             419
  ------------    ------------    ------------    ------------    ------------    ------------    ------------
     9,625,980      13,726,299      53,097,391      10,602,919      31,144,235       8,329,993      16,137,829
  ------------    ------------    ------------    ------------    ------------    ------------    ------------
  $562,054,418    $137,577,111    $438,164,293    $241,018,524    $176,367,563    $133,592,521    $106,897,728
  ============    ============    ============    ============    ============    ============    ============

  $513,735,941    $125,481,443    $463,807,518    $261,685,101    $173,281,045    $148,464,266    $ 99,297,428
    (1,317,348)        258,806         128,367        (171,693)        893,567          62,988         450,688
   (17,573,712)     (1,533,872)    (47,709,863)    (27,431,940)    (10,381,426)    (15,810,490)     (3,166,860)
    67,209,242      13,207,798      21,938,265       6,939,366      12,570,149         872,645      10,312,854
           295          43,286               6          (2,310)          4,228           3,112           3,618
            --         119,650              --              --              --              --              --
  ------------    ------------    ------------    ------------    ------------    ------------    ------------
  $562,054,418    $137,577,111    $438,164,293    $241,018,524    $176,367,563    $133,592,521    $106,897,728
  ============    ============    ============    ============    ============    ============    ============

  $      72.06    $      65.51    $      25.18    $      45.48    $      80.17    $      66.80    $      24.29
  ============    ============    ============    ============    ============    ============    ============
     7,800,000       2,100,000      17,400,000       5,300,000       2,200,000       2,000,000       4,400,000
  ============    ============    ============    ============    ============    ============    ============

  $495,210,848    $117,832,837    $416,023,702    $232,623,583    $162,616,063    $132,096,346    $ 95,594,935
     9,115,857      16,399,556      53,127,432      11,610,164      31,344,540       8,169,990      16,214,243
  ------------    ------------    ------------    ------------    ------------    ------------    ------------
  $504,326,705    $134,232,393    $469,151,134    $244,233,747    $193,960,603    $140,266,336    $111,809,178
  ============    ============    ============    ============    ============    ============    ============
  $    116,456    $  2,560,964    $         --    $    285,702    $    282,674    $    523,415    $    512,411
  ============    ============    ============    ============    ============    ============    ============
  $  8,445,075    $ 13,143,971    $ 51,258,164    $  9,805,265    $ 30,274,373    $  7,946,009    $ 15,230,918
  ============    ============    ============    ============    ============    ============    ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SPDR FTSE/
                                                                            MACQUARIE
                                             SPDR S&P     SPDR DOW JONES      GLOBAL
                                          INTERNATIONAL   INTERNATIONAL   INFRASTRUCTURE
                                          SMALL CAP ETF  REAL ESTATE ETF     100 ETF
                                         --------------- --------------- ---------------

ASSETS
  Investments in securities of
     unaffiliated issuers, at value *
     (Note 2)...........................   $594,635,913   $1,125,088,419   $ 65,705,323
  Investments in securities of
     affiliated issuers, at value (Note
     3).................................     66,731,250       98,254,014     11,999,800
                                           ------------   --------------   ------------
     Total Investments..................    661,367,163    1,223,342,433     77,705,123
  Foreign currency, at value............      3,175,643        1,418,895         51,876
  Margin deposit on futures.............             --               --             --
  Receivable for investments sold.......             --        7,013,322             --
  Receivable for fund shares sold in-
     kind...............................     10,625,163        3,526,587             --
  Receivable for foreign taxes
     recoverable........................         91,531          465,909         33,793
  Dividends and interest
     receivable -- unaffiliated
     issuers............................      2,827,567        4,600,726        253,371
  Dividends receivable -- affiliated
     issuers............................             23              157             10
                                           ------------   --------------   ------------
       TOTAL ASSETS.....................    678,087,090    1,240,368,029     78,044,173
                                           ------------   --------------   ------------
LIABILITIES
  Payable upon return of securities
     loaned.............................     66,475,199       98,152,076     11,912,025
  Payable for investments purchased.....     10,612,150               --         28,756
  Due to custodian......................             --               --             --
  Futures variation margin..............             --               --             --
  Payable for Fund shares repurchased
     in-kind............................             --       10,551,586             --
  Accrued advisory fee (Note 3).........        801,318        1,505,118         95,908
  Deferred foreign taxes payable........             --               --             --
  Accrued trustees' fees and expenses
     (Note 3)...........................          2,420            4,498            303
                                           ------------   --------------   ------------
       TOTAL LIABILITIES................     77,891,087      110,213,278     12,036,992
                                           ------------   --------------   ------------
       NET ASSETS.......................   $600,196,003   $1,130,154,751   $ 66,007,181
                                           ============   ==============   ============
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............   $672,359,000   $1,660,580,819   $ 92,005,582
  Undistributed (distribution in excess
     of) net investment income..........      2,713,893       (6,804,939)       434,237
  Accumulated net realized gain (loss)
     on investments, foreign currency
     transactions and futures...........    (32,937,147)    (316,796,597)    (5,097,319)
  Net unrealized appreciation
     (depreciation) on :
     Investments (net of deferred
       foreign taxes of $0, $7,702, $0,
       $56,538, $0, $0, $1,274, $0,
       $513,712, $0, respectively)......    (41,882,705)    (206,720,935)   (21,333,718)
     Foreign currency...................        (57,038)        (103,597)        (1,601)
     Futures............................             --               --             --
                                           ------------   --------------   ------------
       NET ASSETS.......................   $600,196,003   $1,130,154,751   $ 66,007,181
                                           ============   ==============   ============
NET ASSET VALUE PER SHARE
  Net asset value per share.............   $      26.56   $        35.17   $      41.25
                                           ============   ==============   ============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......     22,600,000       32,135,379      1,600,000
                                           ============   ==============   ============
COST OF INVESTMENTS:
  Unaffiliated issuers..................   $636,518,618   $1,331,801,652   $ 87,039,041
  Affiliated issuers....................     66,731,250       98,254,014     11,999,800
                                           ------------   --------------   ------------
  Total cost of investments.............   $703,249,868   $1,430,055,666   $ 99,038,841
                                           ============   ==============   ============
  Foreign currency, at cost.............   $  3,225,642   $    1,402,694   $     51,566
                                           ============   ==============   ============
  * Includes investments in securities
     on loan, at value..................   $ 63,011,457   $   92,405,921   $ 11,420,196
                                           ============   ==============   ============





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                                    SPDR S&P
 SPDR MSCI ACWI  SPDR RUSSELL/   SPDR RUSSELL/      SPDR S&P        SPDR S&P        EMERGING     SPDR DOW JONES
     EX-US        NOMURA PRIME    NOMURA SMALL   INTERNATIONAL   INTERNATIONAL   MARKETS SMALL    GLOBAL REAL
      ETF          JAPAN ETF     CAP JAPAN ETF    DIVIDEND ETF    MID CAP ETF       CAP ETF        ESTATE ETF
--------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $389,296,429    $15,717,417     $ 79,841,162    $221,447,621    $26,003,776     $160,015,546    $119,882,014
    55,717,326      4,610,463       23,781,004      32,378,074      5,327,568        2,433,829      27,989,250
  ------------    -----------     ------------    ------------    -----------     ------------    ------------
   445,013,755     20,327,880      103,622,166     253,825,695     31,331,344      162,449,375     147,871,264
     1,657,318         45,314           82,911         259,063         95,442          841,580         109,649
            --             --               --              --             --          113,620              --
            --             --               --         156,672            584            1,785              --
            --             --               --              --             --        4,926,178              --
       201,112             --               --          14,688          6,036              122           8,668
     1,184,291        121,905          729,020       1,089,980        108,267          309,332         420,080
           106              2                1              10              2               23              14
  ------------    -----------     ------------    ------------    -----------     ------------    ------------
   448,056,582     20,495,101      104,434,098     255,346,108     31,541,675      168,642,015     148,409,675
  ------------    -----------     ------------    ------------    -----------     ------------    ------------

    55,500,521      4,592,627       23,766,220      32,377,974      5,310,349        2,433,729      27,913,756
            --             --               --             120             --        1,422,207              --
           305             --               --         387,394             --           62,753              --
            --             --               --              --             --           10,200              --
            --             --               --              --             --        1,978,836              --
       313,959         18,843          103,455         238,659         24,750          238,958         131,088
        56,538             --               --              --             --          315,291              --
         1,612             62              345             854             86              558             431
  ------------    -----------     ------------    ------------    -----------     ------------    ------------
    55,872,935      4,611,532       23,870,020      33,005,001      5,335,185        6,462,532      28,045,275
  ------------    -----------     ------------    ------------    -----------     ------------    ------------
  $392,183,647    $15,883,569     $ 80,564,078    $222,341,107    $26,206,490     $162,179,483    $120,364,400
  ============    ===========     ============    ============    ===========     ============    ============

  $458,630,243    $20,881,939     $101,153,242    $224,521,519    $24,610,830     $143,942,098    $105,879,713
     1,642,628         88,502          628,072         409,959        123,636          343,781        (783,699)
   (44,160,663)    (1,061,029)      (5,225,495)    (10,726,174)      (741,872)         (73,835)     (7,015,639)
   (23,918,313)    (4,024,070)     (15,981,880)      8,126,363      2,214,149       17,974,091      22,286,299
       (10,248)        (1,773)          (9,861)          9,440           (253)             (72)         (2,274)
            --             --               --              --             --           (6,580)             --
  ------------    -----------     ------------    ------------    -----------     ------------    ------------
  $392,183,647    $15,883,569     $ 80,564,078    $222,341,107    $26,206,490     $162,179,483    $120,364,400
  ============    ===========     ============    ============    ===========     ============    ============

  $      31.63    $     39.71     $      40.28    $      54.21    $     27.59     $      49.15    $      33.43
  ============    ===========     ============    ============    ===========     ============    ============
    12,400,000        400,000        2,000,075       4,101,326        950,000        3,300,000       3,600,000
  ============    ===========     ============    ============    ===========     ============    ============

  $413,158,204    $19,741,487     $ 95,823,042    $213,319,984    $23,789,627     $141,527,743    $ 97,595,715
    55,717,326      4,610,463       23,781,004      32,378,074      5,327,568        2,433,829      27,989,250
  ------------    -----------     ------------    ------------    -----------     ------------    ------------
  $468,875,530    $24,351,950     $119,604,046    $245,698,058    $29,117,195     $143,961,572    $125,584,965
  ============    ===========     ============    ============    ===========     ============    ============
  $  1,665,922    $    45,923     $     85,052    $    257,594    $    96,030     $    838,217    $    108,940
  ============    ===========     ============    ============    ===========     ============    ============
  $ 52,892,091    $ 4,333,578     $ 22,392,505    $ 30,813,635    $ 5,034,237     $  2,344,590    $ 26,844,403
  ============    ===========     ============    ============    ===========     ============    ============


SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                             SPDR S&P        SPDR S&P
                                          INTERNATIONAL   INTERNATIONAL      SPDR S&P
                                             CONSUMER        CONSUMER     INTERNATIONAL
                                          DISCRETIONARY   STAPLES SECTOR  ENERGY SECTOR
                                            SECTOR ETF         ETF             ETF
                                         --------------- --------------- ---------------
ASSETS
  Investments in securities of
     unaffiliated issuers, at value *
     (Note 2)...........................    $7,552,191      $7,135,931     $10,391,173
  Investments in securities of
     affiliated issuers, at value (Note
     3).................................        46,481             100           3,953
                                            ----------      ----------     -----------
     Total Investments..................     7,598,672       7,136,031      10,395,126
  Cash..................................            --              --              --
  Foreign currency, at value............        18,232          19,240          16,210
  Receivable for investments sold.......            --              --              --
  Receivable for foreign taxes
     recoverable........................           470           5,707           1,154
  Dividends and interest
     receivable -- unaffiliated
     issuers............................        18,860          37,624          10,970
  Dividends receivable -- affiliated
     issuers............................             4               2               2
                                            ----------      ----------     -----------
       TOTAL ASSETS.....................     7,636,238       7,198,604      10,423,462
                                            ----------      ----------     -----------
LIABILITIES
  Payable upon return of securities
     loaned.............................            --              --              --
  Payable for investments purchased.....            --              --              --
  Due to custodian......................            --           3,143              --
  Accrued advisory fee (Note 3).........         6,620           8,653          12,143
  Accrued trustees' fees and expenses
     (Note 3)...........................            22              28              40
                                            ----------      ----------     -----------
       TOTAL LIABILITIES................         6,642          11,824          12,183
                                            ----------      ----------     -----------
       NET ASSETS.......................    $7,629,596      $7,186,780     $10,411,279
                                            ==========      ==========     ===========
NET ASSETS CONSIST OF:
  Paid in capital (Note 4)..............    $7,612,139      $6,910,896     $11,551,147
  Undistributed (distribution in excess
     of) net investment income..........        11,721          17,429         (20,046)
  Accumulated net realized gain (loss)
     on investments, foreign currency
     transactions and futures...........       (73,173)       (117,302)       (320,325)
  Net unrealized appreciation
     (depreciation) on :
     Investments (net of deferred
       foreign taxes of $0, $0, $0, $0,
       $0, $0, $0, $0, $0, $0,
       respectively)....................        79,105         375,194        (799,426)
     Foreign currency...................          (196)            563             (71)
                                            ----------      ----------     -----------
       NET ASSETS.......................    $7,629,596      $7,186,780     $10,411,279
                                            ==========      ==========     ===========
NET ASSET VALUE PER SHARE
  Net asset value per share.............    $    25.43      $    28.75     $     26.03
                                            ==========      ==========     ===========
  Shares outstanding (unlimited amount
     authorized, $0.01 par value).......       300,000         250,000         400,000
                                            ==========      ==========     ===========
COST OF INVESTMENTS:
  Unaffiliated issuers..................    $7,473,086      $6,760,737     $11,190,599
  Affiliated issuers....................        46,481             100           3,953
                                            ----------      ----------     -----------
  Total cost of investments.............    $7,519,567      $6,760,837     $11,194,552
                                            ==========      ==========     ===========
  Foreign currency, at cost.............    $   18,441      $   19,091     $    16,283
                                            ==========      ==========     ===========
  * Includes investments in securities
     on loan, at value..................    $       --      $       --     $        --
                                            ==========      ==========     ===========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                                    SPDR S&P
    SPDR S&P        SPDR S&P        SPDR S&P        SPDR S&P        SPDR S&P     INTERNATIONAL      SPDR S&P
 INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   INTERNATIONAL   TELECOMMUNICA-  INTERNATIONAL
   FINANCIAL      HEALTH CARE      INDUSTRIAL      MATERIALS       TECHNOLOGY     TIONS SECTOR     UTILITIES
   SECTOR ETF      SECTOR ETF      SECTOR ETF      SECTOR ETF      SECTOR ETF         ETF          SECTOR ETF
--------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $11,243,160      $7,286,077      $7,325,865     $19,677,595     $19,857,122     $14,930,641     $ 8,657,275
          100             100          32,520         106,088           3,815         194,728           3,904
  -----------      ----------      ----------     -----------     -----------     -----------     -----------
   11,243,260       7,286,177       7,358,385      19,783,683      19,860,937      15,125,369       8,661,179
           --              --              --             833              --              --              --
       13,419          94,645         127,669          98,772          23,952          36,593          14,920
           --              --              --         248,426          91,563              --              --
        1,132          13,996           3,366           3,165             800           1,069             446
       50,051          28,976          25,223          48,980          54,796          33,272          32,020
            1               1               4               2               3               1              --
  -----------      ----------      ----------     -----------     -----------     -----------     -----------
   11,307,863       7,423,795       7,514,647      20,183,861      20,032,051      15,196,304       8,708,565
  -----------      ----------      ----------     -----------     -----------     -----------     -----------

           --              --           6,924          77,528              --         194,607              --
           --              73              --         373,489              --              --              --
        6,702          47,460              --              --              --              --              --
       10,547           5,716           8,535          20,108          22,602          18,897          10,735
           32              22              29              59              67              59              31
  -----------      ----------      ----------     -----------     -----------     -----------     -----------
       17,281          53,271          15,488         471,184          22,669         213,563          10,766
  -----------      ----------      ----------     -----------     -----------     -----------     -----------
  $11,290,582      $7,370,524      $7,499,159     $19,712,677     $20,009,382     $14,982,741     $ 8,697,799
  ===========      ==========      ==========     ===========     ===========     ===========     ===========

  $12,172,326      $7,644,236      $7,997,380     $19,169,531     $18,265,970     $15,999,631     $10,399,605
        7,599          30,005          19,912          22,905          24,492         (17,431)         32,277
     (666,445)        (73,334)        (54,005)       (215,584)        (74,848)       (193,143)       (272,020)
     (223,052)       (231,699)       (461,219)        736,726       1,799,391        (806,101)     (1,462,336)
          154           1,316          (2,909)           (901)         (5,623)           (215)            273
  -----------      ----------      ----------     -----------     -----------     -----------     -----------
  $11,290,582      $7,370,524      $7,499,159     $19,712,677     $20,009,382     $14,982,741     $ 8,697,799
  ===========      ==========      ==========     ===========     ===========     ===========     ===========

  $     20.53      $    29.48      $    25.00     $     26.28     $     26.68     $     23.05     $     21.74
  ===========      ==========      ==========     ===========     ===========     ===========     ===========
      550,000         250,000         300,000         750,000         750,000         650,000         400,000
  ===========      ==========      ==========     ===========     ===========     ===========     ===========

  $11,466,212      $7,517,776      $7,787,084     $18,940,869     $18,057,731     $15,736,742     $10,119,611
          100             100          32,520         106,088           3,815         194,728           3,904
  -----------      ----------      ----------     -----------     -----------     -----------     -----------
  $11,466,312      $7,517,876      $7,819,604     $19,046,957     $18,061,546     $15,931,470     $10,123,515
  ===========      ==========      ==========     ===========     ===========     ===========     ===========
  $    13,488      $   93,924      $  130,522     $    99,235     $    24,028     $    36,785     $    14,595
  ===========      ==========      ==========     ===========     ===========     ===========     ===========
  $        --      $       --      $    6,639     $    78,496     $        --     $   188,230     $        --
  ===========      ==========      ==========     ===========     ===========     ===========     ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             SPDR S&P
                                            SPDR STOXX   SPDR EURO STOXX  EMERGING ASIA  SPDR S&P RUSSIA
                                          EUROPE 50 ETF       50 ETF       PACIFIC ETF         ETF
                                         --------------- --------------- --------------- ---------------
INVESTMENT INCOME
  Dividend income on securities of
     unaffiliated issuers (Note 2)......   $   768,950     $  1,493,527    $ 1,173,614       $  1,632
  Dividend income on securities of
     affiliated issuers (Note 2)........            27               74            330             --
  Affiliated securities lending -- net
     (Note 3 and Note 8)................         9,088           46,754         32,387             --
  Interest income (Note 2)..............            --              246             72             --
  Foreign taxes withheld................       (62,461)        (206,360)      (103,124)          (245)
                                           -----------     ------------    -----------       --------
  TOTAL INVESTMENT INCOME...............       715,604        1,334,241      1,103,279          1,387
                                           -----------     ------------    -----------       --------
EXPENSES
  Advisory fee (Note 3).................        80,579          245,871      1,576,984          1,262
  Trustees' fees and expenses (Note 3)..           682            2,311          8,214              3
  Miscellaneous expenses................            67               --          7,011             --
                                           -----------     ------------    -----------       --------
  TOTAL EXPENSES........................        81,328          248,182      1,592,209          1,265
                                           -----------     ------------    -----------       --------
  NET INVESTMENT INCOME (LOSS)..........       634,276        1,086,059       (488,930)           122
                                           -----------     ------------    -----------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on:
     Investments........................    (1,957,876)       1,422,494        180,205          5,925
     Foreign currency transactions......       (23,742)         (63,820)      (155,030)            --
     Futures............................            --               --       (211,256)            --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments in securities of
       unaffiliated issuers (net of
       deferred foreign taxes of $0, $0,
       $1,579,183, $0, $0, $93,020, $0,
       $0, $0, $0, $0, respectively)....     1,331,622      (10,588,411)    46,703,849        125,802
     Foreign currency transactions......           383          (11,492)        14,007             --
     Futures............................            --               --          7,914             --
                                           -----------     ------------    -----------       --------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS, FOREIGN
     CURRENCY TRANSACTIONS AND FUTURES..      (649,613)      (9,241,229)    46,539,689        131,727
                                           -----------     ------------    -----------       --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $   (15,337)    $ (8,155,170)   $46,050,759       $131,849
                                           ===========     ============    ===========       ========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                                    SPDR S&P
                    SPDR S&P                        SPDR S&P        SPDR S&P    EMERGING MIDDLE
 SPDR S&P CHINA     EMERGING     SPDR S&P BRIC  EMERGING EUROPE  EMERGING LATIN  EAST & AFRICA   SPDR S&P WORLD
      ETF         MARKETS ETF        40 ETF           ETF         AMERICA ETF         ETF          EX-US ETF
--------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $   237,037     $   874,238     $ 2,060,602     $   525,306     $ 2,365,739     $ 1,400,886      $1,043,953
          529           2,421             383             970             267             121              75
       61,487          16,585          36,865          13,570          41,834           5,796          21,355
           --             439              --              --              --           3,257              61
         (496)        (74,438)       (335,882)        (88,364)       (256,153)        (46,391)        (81,425)
  -----------     -----------     -----------     -----------     -----------     -----------      ----------
      298,557         819,245       1,761,968         451,482       2,151,687       1,363,669         984,019
  -----------     -----------     -----------     -----------     -----------     -----------      ----------

    1,605,541         360,987       1,018,989         613,352         477,750         377,204         158,743
        8,746           1,824           6,452           3,239           2,509           1,750           1,352
        1,618           1,066             304           1,676           9,601             501             331
  -----------     -----------     -----------     -----------     -----------     -----------      ----------
    1,615,905         363,877       1,025,745         618,267         489,860         379,455         160,426
  -----------     -----------     -----------     -----------     -----------     -----------      ----------
   (1,317,348)        455,368         736,223        (166,785)      1,661,827         984,214         823,593
  -----------     -----------     -----------     -----------     -----------     -----------      ----------

     (931,047)      6,653,179      (7,085,272)       (925,567)        617,731         434,079        (212,574)
      (10,878)        (15,505)            115           6,866           8,631          (3,842)         (4,966)
           --         236,383              --              --              --              --              --
   36,775,802       4,779,589      39,100,060      20,275,602      16,776,198      16,961,795       3,194,926
       (1,947)        (17,583)           (155)          7,886           1,537          (6,448)         (1,850)
           --         (22,317)             --              --              --              --              --
  -----------     -----------     -----------     -----------     -----------     -----------      ----------
   35,831,930      11,613,746      32,014,748      19,364,787      17,404,097      17,385,584       2,975,536
  -----------     -----------     -----------     -----------     -----------     -----------      ----------
  $34,514,582     $12,069,114     $32,750,971     $19,198,002     $19,065,924     $18,369,798      $3,799,129
  ===========     ===========     ===========     ===========     ===========     ===========      ==========


SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SPDR FTSE/
                                                                            MACQUARIE
                                             SPDR S&P     SPDR DOW JONES      GLOBAL
                                          INTERNATIONAL   INTERNATIONAL   INFRASTRUCTURE
                                          SMALL CAP ETF  REAL ESTATE ETF     100 ETF
                                         --------------- --------------- ---------------
INVESTMENT INCOME
  Dividend income on securities of
     unaffiliated issuers (Note 2)......   $ 5,714,635     $ 19,983,103    $ 1,193,974
  Dividend income on securities of
     affiliated issuers (Note 2)........           216              780             82
  Affiliated securities lending -- net
     (Note 3 and Note 8)................       236,572          485,664         21,602
  Interest income (Note 2)..............           602              595              1
  Foreign taxes withheld................      (423,515)      (1,389,377)       (74,454)
                                           -----------     ------------    -----------
  TOTAL INVESTMENT INCOME...............     5,528,510       19,080,765      1,141,205
                                           -----------     ------------    -----------
EXPENSES
  Advisory fee (Note 3).................     1,582,066        2,947,386        195,571
  Trustees' fees and expenses (Note 3)..         7,741           14,616            764
  Miscellaneous expenses................         5,883              702             92
                                           -----------     ------------    -----------
  TOTAL EXPENSES........................     1,595,690        2,962,704        196,427
                                           -----------     ------------    -----------
  NET INVESTMENT INCOME (LOSS)..........     3,932,820       16,118,061        944,778
                                           -----------     ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on:
     Investments........................    (2,927,845)     (41,210,579)    (1,100,908)
     Foreign currency transactions......        71,431          314,933         (9,778)
     Futures............................            --               --             --
  Net change in unrealized appreciation
     (depreciation) on:
     Investments in securities of
       unaffiliated issuers (net of
       deferred foreign taxes of $0,
       $7,702, $0, $56,538, $0, $0,
       $1,274, $0, $513,712, $0,
       respectively)....................    27,632,617       38,639,962        257,969
     Foreign currency transactions......       (97,400)         (96,071)        (1,354)
     Futures............................            --               --             --
                                           -----------     ------------    -----------
  NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS, FOREIGN
     CURRENCY TRANSACTIONS AND FUTURES..    24,678,803       (2,351,755)      (854,071)
                                           -----------     ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............   $28,611,623     $ 13,766,306    $    90,707
                                           ===========     ============    ===========





See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                                                                    SPDR S&P
                 SPDR RUSSELL/   SPDR RUSSELL/      SPDR S&P        SPDR S&P        EMERGING     SPDR DOW JONES
 SPDR MSCI ACWI   NOMURA PRIME    NOMURA SMALL   INTERNATIONAL   INTERNATIONAL   MARKETS SMALL    GLOBAL REAL
   EX-US ETF       JAPAN ETF     CAP JAPAN ETF    DIVIDEND ETF    MID CAP ETF       CAP ETF        ESTATE ETF
--------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $ 3,842,066       $141,261      $   856,170     $ 4,137,731      $  240,639     $   942,676      $2,048,899
          245             12              113             161              49             614             107
       82,641          3,929           64,010          74,149           5,692          10,100          25,769
          107             --               --             248              --             190              --
     (308,085)        (9,887)         (59,933)       (432,812)        (17,017)        (62,272)        (83,361)
  -----------       --------      -----------     -----------      ----------     -----------      ----------
    3,616,974        135,315          860,360       3,779,477         229,363         891,308       1,991,414
  -----------       --------      -----------     -----------      ----------     -----------      ----------

      607,175         37,524          209,143         430,243          44,491         409,395         242,605
        4,778            162              923           3,014             296           1,877           1,521
           72             --               55           2,142             199           2,380              --
  -----------       --------      -----------     -----------      ----------     -----------      ----------
      612,025         37,686          210,121         435,399          44,986         413,652         244,126
  -----------       --------      -----------     -----------      ----------     -----------      ----------
    3,004,949         97,629          650,239       3,344,078         184,377         477,656       1,747,288
  -----------       --------      -----------     -----------      ----------     -----------      ----------

     (831,843)       (38,506)       1,715,288      13,460,092         982,802       2,546,933        (920,606)
      (38,850)          (836)          15,180        (137,682)            389        (178,933)          5,257
           --             --               --              --              --         351,074              --
   14,645,772        593,871       (2,413,717)     (9,792,192)          9,907      12,578,325       8,536,428
      (17,390)        (3,530)         (40,222)           (524)           (985)             88          (3,811)
           --             --               --              --              --         (67,345)             --
  -----------       --------      -----------     -----------      ----------     -----------      ----------
   13,757,689        550,999         (723,471)      3,529,694         992,113      15,230,142       7,617,268
  -----------       --------      -----------     -----------      ----------     -----------      ----------
  $16,762,638       $648,628      $   (73,232)    $ 6,873,772      $1,176,490     $15,707,798      $9,364,556
  ===========       ========      ===========     ===========      ==========     ===========      ==========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                                   SPDR S&P BRIC 40 ETF              SPDR S&P EMERGING EUROPE ETF
                                            ----------------------------------    ----------------------------------

                                               Six Months                            Six Months
                                             Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended
                                              (Unaudited)          9/30/09          (Unaudited)          9/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........      $    736,223       $  4,398,055       $   (166,785)     $     942,663
  Net realized gain (loss) on
     investments, foreign currency
     transactions and futures...........        (7,085,157)       (41,750,849)          (918,701)       (27,633,495)
  Net change in unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions and
     futures............................        39,099,905         81,472,098         20,283,488         29,174,553
                                              ------------       ------------       ------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........        32,750,971         44,119,304         19,198,002          2,483,721
                                              ------------       ------------       ------------      -------------
  Net equalization credits and charges..                --            113,062                 --           (543,985)
                                              ------------       ------------       ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................        (1,234,658)        (6,664,146)                --         (1,309,844)
                                              ------------       ------------       ------------      -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...        (1,234,658)        (6,664,146)                --         (1,309,844)
                                              ------------       ------------       ------------      -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from sale of shares sold.....        72,564,329        133,070,128        128,801,535        158,972,908
  Cost of shares redeemed...............        (6,728,732)       (18,446,715)       (44,956,265)      (103,360,848)
  Net income equalization...............                --           (113,062)                --            543,985
                                              ------------       ------------       ------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM BENEFICIAL INTEREST
     TRANSACTIONS.......................        65,835,597        114,510,351         83,845,270         56,156,045
                                              ------------       ------------       ------------      -------------
  Net increase (decrease) in net assets
     during the period..................        97,351,910        152,078,571        103,043,272         56,785,937
  Net assets at beginning of period.....       340,812,383        188,733,812        137,975,252         81,189,315
                                              ------------       ------------       ------------      -------------
NET ASSETS END OF PERIOD (1) ...........      $438,164,293       $340,812,383       $241,018,524      $ 137,975,252
                                              ============       ============       ============      =============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................         2,900,000          6,800,000          2,900,000          4,900,000
  Shares issued to shareholders from
     reinvestment of distributions......                --                 --                 --                 --
  Shares redeemed.......................          (300,000)        (1,300,000)        (1,100,000)        (3,300,000)
                                              ------------       ------------       ------------      -------------
  NET INCREASE (DECREASE)...............         2,600,000          5,500,000          1,800,000          1,600,000
                                              ============       ============       ============      =============
(1) Including undistributed
  (distribution in excess of) net
  investment income.....................      $    128,367       $    626,802       $   (171,693)     $      (4,908)
                                              ============       ============       ============      =============





 *   Commencement of operations




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  SPDR S&P EMERGING LATIN AMERICA       SPDR S&P EMERGING MIDDLE EAST &               SPDR S&P WORLD
                ETF                               AFRICA ETF                             EX-US ETF
----------------------------------    ----------------------------------    ----------------------------------

   Six Months                            Six Months                            Six Months
 Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended
  (Unaudited)          9/30/09          (Unaudited)          9/30/09          (Unaudited)          9/30/09
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
  $  1,661,827       $  1,548,152       $    984,214       $  3,020,778       $    823,593       $ 1,711,050
       626,362         (6,562,270)           430,237        (22,202,027)          (217,540)       (1,488,887)
    16,777,735         22,586,232         16,955,347         24,607,159          3,193,076        14,547,684
  ------------       ------------       ------------       ------------       ------------       -----------
    19,065,924         17,572,114         18,369,798          5,425,910          3,799,129        14,769,847
  ------------       ------------       ------------       ------------       ------------       -----------
            --            508,324                 --         (1,130,621)                --         1,683,188
  ------------       ------------       ------------       ------------       ------------       -----------

    (1,105,426)        (2,110,805)        (1,698,094)        (5,932,397)          (715,620)       (1,928,626)
  ------------       ------------       ------------       ------------       ------------       -----------
    (1,105,426)        (2,110,805)        (1,698,094)        (5,932,397)          (715,620)       (1,928,626)
  ------------       ------------       ------------       ------------       ------------       -----------

    39,856,905         70,190,340                 --         14,706,403         18,927,884        48,405,229
   (14,293,377)       (27,009,814)       (12,311,419)       (37,505,238)                --        (4,333,053)
            --           (508,324)                --          1,130,621                 --        (1,683,188)
  ------------       ------------       ------------       ------------       ------------       -----------
    25,563,528         42,672,202        (12,311,419)       (21,668,214)        18,927,884        42,388,988
  ------------       ------------       ------------       ------------       ------------       -----------
    43,524,026         58,641,835          4,360,285        (23,305,322)        22,011,393        56,913,397
   132,843,537         74,201,702        129,232,236        152,537,558         84,886,335        27,972,938
  ------------       ------------       ------------       ------------       ------------       -----------
  $176,367,563       $132,843,537       $133,592,521       $129,232,236       $106,897,728       $84,886,335
  ============       ============       ============       ============       ============       ===========

       500,000          1,200,000                 --            300,000            800,000         2,600,000
            --                 --                 --                 --                 --                --
      (200,000)          (500,000)          (200,000)          (900,000)                --          (200,000)
  ------------       ------------       ------------       ------------       ------------       -----------
       300,000            700,000           (200,000)          (600,000)           800,000         2,400,000
  ============       ============       ============       ============       ============       ===========
  $    893,567       $    337,166       $     62,988       $    776,868       $    450,688       $   342,715
  ============       ============       ============       ============       ============       ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                             SPDR S&P INTERNATIONAL SMALL CAP      SPDR DOW JONES INTERNATIONAL REAL
                                                            ETF                               ESTATE ETF
                                            ----------------------------------    ----------------------------------

                                               Six Months                            Six Months
                                             Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended
                                              (Unaudited)          9/30/09          (Unaudited)          9/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........      $  3,932,820      $   7,230,253      $   16,118,061     $  28,363,711
  Net realized gain (loss) on
     investments, foreign currency
     transactions and futures...........        (2,856,414)       (25,350,032)        (40,895,646)     (270,907,310)
  Net change in unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions and
     futures............................        27,535,217         54,633,302          38,543,891       232,639,976
                                              ------------      -------------      --------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........        28,611,623         36,513,523          13,766,306        (9,903,623)
                                              ------------      -------------      --------------     -------------
  Net equalization credits and charges..                --          1,978,065            (490,944)        1,027,510
                                              ------------      -------------      --------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................        (3,747,927)        (9,931,796)        (20,059,200)      (29,224,112)
                                              ------------      -------------      --------------     -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...        (3,747,927)        (9,931,796)        (20,059,200)      (29,224,112)
                                              ------------      -------------      --------------     -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from sale of shares sold.....        66,299,218        292,056,790         204,145,350       257,256,740
  Proceeds from reinvestment of
     distributions......................                --                 --              71,215           320,184
  Cost of shares redeemed...............                --       (141,495,234)         (7,033,695)      (90,302,470)
  Net income equalization...............                --         (1,978,065)            490,944        (1,027,510)
                                              ------------      -------------      --------------     -------------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM BENEFICIAL INTEREST
     TRANSACTIONS.......................        66,299,218        148,583,491         197,673,814       166,246,944
                                              ------------      -------------      --------------     -------------
  Net increase (decrease) in net assets
     during the period..................        91,162,914        177,143,283         190,889,976       128,146,719
  Net assets at beginning of period.....       509,033,089        331,889,806         939,264,775       811,118,056
                                              ------------      -------------      --------------     -------------
NET ASSETS END OF PERIOD (1) ...........      $600,196,003      $ 509,033,089      $1,130,154,751     $ 939,264,775
                                              ============      =============      ==============     =============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................         2,600,000         14,200,000           5,900,000         8,600,000
  Shares issued to shareholders from
     reinvestment of distributions......                --                 --               2,007            11,050
  Shares redeemed.......................                --         (8,200,000)           (200,000)       (3,600,000)
                                              ------------      -------------      --------------     -------------
  NET INCREASE (DECREASE)...............         2,600,000          6,000,000           5,702,007         5,011,050
                                              ============      =============      ==============     =============
(1) Including undistributed
  (distribution in excess of) net
  investment income.....................      $  2,713,893      $   2,529,000      $   (6,804,939)    $  (2,863,800)
                                              ============      =============      ==============     =============





 *   Commencement of operations




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

    SPDR FTSE/MACQUARIE GLOBAL                  SPDR MSCI ACWI                SPDR RUSSELL/NOMURA PRIME JAPAN
      INFRASTRUCTURE 100 ETF                       EX-US ETF                                ETF
----------------------------------    ----------------------------------    ----------------------------------

   Six Months                            Six Months                            Six Months
 Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended
  (Unaudited)          9/30/09          (Unaudited)          9/30/09          (Unaudited)          9/30/09
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
  $   944,778        $  2,665,822       $  3,004,949      $   6,894,851       $    97,629        $   195,086
   (1,110,686)         (4,208,862)          (870,693)       (49,427,689)          (39,342)        (4,213,911)
      256,615          (3,250,982)        14,628,382         64,434,326           590,341          2,757,176
  -----------        ------------       ------------      -------------       -----------        -----------
       90,707          (4,794,022)        16,762,638         21,901,488           648,628         (1,261,649)
  -----------        ------------       ------------      -------------       -----------        -----------
           --             112,019                 --            751,207                --            125,790
  -----------        ------------       ------------      -------------       -----------        -----------

   (1,182,402)         (4,047,042)        (2,939,156)        (9,566,256)         (128,189)          (536,558)
  -----------        ------------       ------------      -------------       -----------        -----------
   (1,182,402)         (4,047,042)        (2,939,156)        (9,566,256)         (128,189)          (536,558)
  -----------        ------------       ------------      -------------       -----------        -----------

           --           3,343,323         68,458,956        151,270,608                --                 --
           --                  --                 --                 --                --                 --
           --          (7,347,274)                --       (112,343,451)               --         (6,624,718)
           --            (112,019)                --           (751,207)               --           (125,790)
  -----------        ------------       ------------      -------------       -----------        -----------
           --          (4,115,970)        68,458,956         38,175,950                --         (6,750,508)
  -----------        ------------       ------------      -------------       -----------        -----------
   (1,091,695)        (12,845,015)        82,282,438         51,262,389           520,439         (8,422,925)
   67,098,876          79,943,891        309,901,209        258,638,820        15,363,130         23,786,055
  -----------        ------------       ------------      -------------       -----------        -----------
  $66,007,181        $ 67,098,876       $392,183,647      $ 309,901,209       $15,883,569        $15,363,130
  ===========        ============       ============      =============       ===========        ===========

           --             100,000          2,200,000          6,600,000                --                 --
           --                  --                 --                 --                --                 --
           --            (200,000)                --         (5,200,000)               --           (200,000)
  -----------        ------------       ------------      -------------       -----------        -----------
           --            (100,000)         2,200,000          1,400,000                --           (200,000)
  ===========        ============       ============      =============       ===========        ===========
  $   434,237        $    671,861       $  1,642,628      $   1,576,835       $    88,502        $   119,062
  ===========        ============       ============      =============       ===========        ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                               SPDR RUSSELL/NOMURA SMALL CAP        SPDR S&P INTERNATIONAL DIVIDEND
                                                         JAPAN ETF                                ETF
                                            ----------------------------------    ----------------------------------

                                               Six Months                            Six Months
                                             Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended
                                              (Unaudited)          9/30/09          (Unaudited)          9/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........      $   650,239        $  1,222,277       $  3,344,078       $  2,578,027
  Net realized gain (loss) on
     investments, foreign currency
     transactions and futures...........        1,730,468          (9,931,441)        13,322,410        (13,626,670)
  Net change in unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions and
     futures............................       (2,453,939)         17,783,697         (9,792,716)        27,923,448
                                              -----------        ------------       ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........          (73,232)          9,074,533          6,873,772         16,874,805
                                              -----------        ------------       ------------       ------------
  Net equalization credits and charges..               --            (304,073)           201,420            489,788
                                              -----------        ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................         (603,148)         (1,990,267)        (2,842,913)        (2,825,162)
  Net realized gains....................               --                  --                 --                 --
                                              -----------        ------------       ------------       ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...         (603,148)         (1,990,267)        (2,842,913)        (2,825,162)
                                              -----------        ------------       ------------       ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from sale of shares sold.....        1,905,762          31,690,345        107,916,032         84,721,669
  Proceeds from reinvestment of
     distributions......................               --               1,830             14,312             28,801
  Cost of shares redeemed...............       (5,746,244)        (30,752,771)       (15,657,513)       (16,131,455)
  Net income equalization...............               --             304,073           (201,420)          (489,788)
                                              -----------        ------------       ------------       ------------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM BENEFICIAL INTEREST
     TRANSACTIONS.......................       (3,840,482)          1,243,477         92,071,411         68,129,227
                                              -----------        ------------       ------------       ------------
  Net increase (decrease) in net assets
     during the period..................       (4,516,862)          8,023,670         96,303,690         82,668,658
  Net assets at beginning of period.....       85,080,940          77,057,270        126,037,417         43,368,759
                                              -----------        ------------       ------------       ------------
NET ASSETS END OF PERIOD (1) ...........      $80,564,078        $ 85,080,940       $222,341,107       $126,037,417
                                              ===========        ============       ============       ============
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................           50,000             850,000          2,000,000          1,900,000
  Shares issued to shareholders from
     reinvestment of distributions......               --                  50                273                673
  Shares redeemed.......................         (150,000)           (900,000)          (300,000)          (400,000)
                                              -----------        ------------       ------------       ------------
  NET INCREASE (DECREASE)...............         (100,000)            (49,950)         1,700,273          1,500,673
                                              ===========        ============       ============       ============
(1) Including undistributed
  (distribution in excess of) net
  investment income.....................      $   628,072        $    580,981       $    409,959       $    (91,206)
                                              ===========        ============       ============       ============





 *   Commencement of operations




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                        SPDR S&P EMERGING MARKETS SMALL      SPDR DOW JONES GLOBAL REAL ESTATE
SPDR S&P INTERNATIONAL MID CAP ETF                  CAP ETF                                 ETF
----------------------------------    ----------------------------------    ----------------------------------

   Six Months                            Six Months                            Six Months
 Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended
  (Unaudited)          9/30/09          (Unaudited)          9/30/09          (Unaudited)          9/30/09
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
  $   184,377        $   281,114        $    477,656       $   361,384        $  1,747,288       $ 1,643,227
      983,191            396,765           2,719,074         1,192,298            (915,349)       (6,011,005)
        8,922          3,751,321          12,511,068         7,650,958           8,532,617        15,500,580
  -----------        -----------        ------------       -----------        ------------       -----------
    1,176,490          4,429,200          15,707,798         9,204,640           9,364,556        11,132,802
  -----------        -----------        ------------       -----------        ------------       -----------
           --            167,045                  --           309,535              48,488           429,766
  -----------        -----------        ------------       -----------        ------------       -----------

     (163,273)          (229,354)           (187,881)         (135,395)         (1,950,318)       (2,175,297)
     (521,348)                --          (1,762,433)               --                  --                --
  -----------        -----------        ------------       -----------        ------------       -----------
     (684,621)          (229,354)         (1,950,314)         (135,395)         (1,950,318)       (2,175,297)
  -----------        -----------        ------------       -----------        ------------       -----------

    9,324,943         12,307,996          96,528,252        50,908,357          31,874,376        56,386,995
           --                 --                  --                --                  --                --
   (5,325,824)                --         (13,779,878)       (4,110,805)                 --                --
           --           (167,045)                 --          (309,535)            (48,488)         (429,766)
  -----------        -----------        ------------       -----------        ------------       -----------
    3,999,119         12,140,951          82,748,374        46,488,017          31,825,888        55,957,229
  -----------        -----------        ------------       -----------        ------------       -----------
    4,490,988         16,507,842          96,505,858        55,866,797          39,288,614        65,344,500
   21,715,502          5,207,660          65,673,625         9,806,828          81,075,786        15,731,286
  -----------        -----------        ------------       -----------        ------------       -----------
  $26,206,490        $21,715,502        $162,179,483       $65,673,625        $120,364,400       $81,075,786
  ===========        ===========        ============       ===========        ============       ===========

      350,000            600,000           2,100,000         1,300,000           1,000,000         2,200,000
           --                 --                  --                --                  --                --
     (200,000)                --            (300,000)         (100,000)                 --                --
  -----------        -----------        ------------       -----------        ------------       -----------
      150,000            600,000           1,800,000         1,200,000           1,000,000         2,200,000
  ===========        ===========        ============       ===========        ============       ===========
  $   123,636        $   102,532        $    343,781       $    54,006        $   (783,699)      $  (580,669)
  ===========        ===========        ============       ===========        ============       ===========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                              SPDR S&P INTERNATIONAL CONSUMER       SPDR S&P INTERNATIONAL CONSUMER
                                                 DISCRETIONARY SECTOR ETF                 STAPLES SECTOR ETF
                                            ----------------------------------    ----------------------------------

                                               Six Months                            Six Months
                                             Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended
                                              (Unaudited)          9/30/09          (Unaudited)          9/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........       $   17,814         $   85,207         $   50,521         $  113,476
  Net realized gain (loss) on
     investments, foreign currency
     transactions and futures...........          (46,678)           (25,533)            (2,658)          (112,708)
  Net change in unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions and
     futures............................          349,401            380,646            501,624            213,926
                                               ----------         ----------         ----------         ----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........          320,537            440,320            549,487            214,694
                                               ----------         ----------         ----------         ----------
  Net equalization credits and charges..             (315)                --             (1,531)                --
                                               ----------         ----------         ----------         ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................          (19,338)           (90,667)           (41,937)          (112,594)
  Return of capital.....................               --                 --                 --                 --
                                               ----------         ----------         ----------         ----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...          (19,338)           (90,667)           (41,937)          (112,594)
                                               ----------         ----------         ----------         ----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from sale of shares sold.....        2,504,139                 --          1,416,917                 --
  Cost of shares redeemed...............               --                 --                 --                 --
  Net income equalization...............              315                 --              1,531                 --
                                               ----------         ----------         ----------         ----------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM BENEFICIAL INTEREST
     TRANSACTIONS.......................        2,504,454                 --          1,418,448                 --
                                               ----------         ----------         ----------         ----------
  Net increase (decrease) in net assets
     during the period..................        2,805,338            349,653          1,924,467            102,100
  Net assets at beginning of period.....        4,824,258          4,474,605          5,262,313          5,160,213
                                               ----------         ----------         ----------         ----------
NET ASSETS END OF PERIOD (1) ...........       $7,629,596         $4,824,258         $7,186,780         $5,262,313
                                               ==========         ==========         ==========         ==========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................          100,000                 --             50,000                 --
  Shares issued to shareholders from
     reinvestment of distributions......               --                 --                 --                 --
  Shares redeemed.......................               --                 --                 --                 --
                                               ----------         ----------         ----------         ----------
  NET INCREASE (DECREASE)...............          100,000                 --             50,000                 --
                                               ==========         ==========         ==========         ==========
(1) Including undistributed
  (distribution in excess of) net
  investment income.....................       $   11,721         $   13,245         $   17,429         $    8,845
                                               ==========         ==========         ==========         ==========





 *   Commencement of operations




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

   SPDR S&P INTERNATIONAL ENERGY       SPDR S&P INTERNATIONAL FINANCIAL     SPDR S&P INTERNATIONAL HEALTH CARE
            SECTOR ETF                            SECTOR ETF                            SECTOR ETF
----------------------------------    ----------------------------------    ----------------------------------

   Six Months                            Six Months                            Six Months
 Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended
  (Unaudited)          9/30/09          (Unaudited)          9/30/09          (Unaudited)          9/30/09
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
  $   104,598         $  153,853        $    88,154         $   91,083        $    63,359         $  114,303
     (196,563)          (126,522)           (31,185)          (630,368)           (97,409)            (3,788)
      294,839            215,153           (230,985)           618,250            255,541             26,126
  -----------         ----------        -----------         ----------        -----------         ----------
      202,874            242,484           (174,016)            78,965            221,491            136,641
  -----------         ----------        -----------         ----------        -----------         ----------
       12,131              7,542             22,845              2,586             (4,860)                --
  -----------         ----------        -----------         ----------        -----------         ----------

     (124,506)          (151,090)           (88,004)           (90,651)           (46,978)          (111,716)
           --             (2,964)                --                 --                 --                 --
  -----------         ----------        -----------         ----------        -----------         ----------
     (124,506)          (154,054)           (88,004)           (90,651)           (46,978)          (111,716)
  -----------         ----------        -----------         ----------        -----------         ----------

    3,964,126          1,266,652          6,204,140          1,064,853          2,936,939                 --
           --                 --                 --                 --         (1,441,597)                --
      (12,131)            (7,542)           (22,845)            (2,586)             4,860                 --
  -----------         ----------        -----------         ----------        -----------         ----------
    3,951,995          1,259,110          6,181,295          1,062,267          1,500,202                 --
  -----------         ----------        -----------         ----------        -----------         ----------
    4,042,494          1,355,082          5,942,120          1,053,167          1,669,855             24,925
    6,368,785          5,013,703          5,348,462          4,295,295          5,700,669          5,675,744
  -----------         ----------        -----------         ----------        -----------         ----------
  $10,411,279         $6,368,785        $11,290,582         $5,348,462        $ 7,370,524         $5,700,669
  ===========         ==========        ===========         ==========        ===========         ==========

      150,000             50,000            300,000             50,000            100,000                 --
           --                 --                 --                 --                 --                 --
           --                 --                 --                 --            (50,000)                --
  -----------         ----------        -----------         ----------        -----------         ----------
      150,000             50,000            300,000             50,000             50,000                 --
  ===========         ==========        ===========         ==========        ===========         ==========
  $   (20,046)        $     (138)       $     7,599         $    7,449        $    30,005         $   13,624
  ===========         ==========        ===========         ==========        ===========         ==========


SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

                                             SPDR S&P INTERNATIONAL INDUSTRIAL     SPDR S&P INTERNATIONAL MATERIALS
                                                        SECTOR ETF                            SECTOR ETF
                                            ----------------------------------    ----------------------------------

                                               Six Months                            Six Months
                                             Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended
                                              (Unaudited)          9/30/09          (Unaudited)          9/30/09
                                            ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..........      $    45,301         $   94,003        $    61,348        $    84,022
  Net realized gain (loss) on
     investments, foreign currency
     transactions and futures...........           29,923            (47,131)            19,158            (36,639)
  Net change in unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions and
     futures............................          321,457            298,320          1,420,229          1,299,159
                                              -----------         ----------        -----------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..........          396,681            345,192          1,500,735          1,346,542
                                              -----------         ----------        -----------        -----------
  Net equalization credits and charges..             (415)                --              4,859             47,598
                                              -----------         ----------        -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................          (25,389)          (105,673)           (38,443)          (134,554)
  Net realized gains....................               --                 --                 --                 --
                                              -----------         ----------        -----------        -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...          (25,389)          (105,673)           (38,443)          (134,554)
                                              -----------         ----------        -----------        -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
  Proceeds from sale of shares sold.....        3,635,695                 --          9,029,426          7,397,033
  Cost of shares redeemed...............       (1,160,515)                --                 --         (3,696,572)
  Net income equalization...............              415                 --             (4,859)           (47,598)
                                              -----------         ----------        -----------        -----------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM BENEFICIAL INTEREST
     TRANSACTIONS.......................        2,475,595                 --          9,024,567          3,652,863
                                              -----------         ----------        -----------        -----------
  Net increase (decrease) in net assets
     during the period..................        2,846,472            239,519         10,491,718          4,912,449
  Net assets at beginning of period.....        4,652,687          4,413,168          9,220,959          4,308,510
                                              -----------         ----------        -----------        -----------
NET ASSETS END OF PERIOD (1) ...........      $ 7,499,159         $4,652,687        $19,712,677        $ 9,220,959
                                              ===========         ==========        ===========        ===========
SHARES OF BENEFICIAL INTEREST:
  Shares sold...........................          150,000                 --            350,000            400,000
  Shares issued to shareholders from
     reinvestment of distributions......               --                 --                 --                 --
  Shares redeemed.......................          (50,000)                --                 --           (200,000)
                                              -----------         ----------        -----------        -----------
  NET INCREASE (DECREASE)...............          100,000                 --            350,000            200,000
                                              ===========         ==========        ===========        ===========
(1) Including undistributed
  (distribution in excess of) net
  investment income.....................      $    19,912         $       --        $    22,905        $        --
                                              ===========         ==========        ===========        ===========





 *   Commencement of operations




See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 SPDR S&P INTERNATIONAL TECHNOLOGY          SPDR S&P INTERNATIONAL           SPDR S&P INTERNATIONAL UTILITIES
            SECTOR ETF                   TELECOMMUNICATIONS SECTOR ETF                  SECTOR ETF
----------------------------------    ----------------------------------    ----------------------------------

   Six Months                            Six Months                            Six Months
 Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended       Ended  3/31/10       Year Ended
  (Unaudited)          9/30/09          (Unaudited)          9/30/09          (Unaudited)          9/30/09
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
  $    49,539        $    58,711        $   115,384         $  217,113         $   76,903         $  172,223
      (42,630)           (23,102)            97,794            (97,089)           (98,936)          (163,791)
    1,792,944          1,112,595           (652,626)           713,033           (302,989)          (272,233)
  -----------        -----------        -----------         ----------         ----------         ----------
    1,799,853          1,148,204           (439,448)           833,057           (325,022)          (263,801)
  -----------        -----------        -----------         ----------         ----------         ----------
        4,651              3,477             41,797              5,021              2,474                 --
  -----------        -----------        -----------         ----------         ----------         ----------

      (43,947)           (54,548)          (145,602)          (212,353)           (44,626)          (163,595)
       (6,227)                --                 --                 --                 --             (5,037)
  -----------        -----------        -----------         ----------         ----------         ----------
      (50,174)           (54,548)          (145,602)          (212,353)           (44,626)          (168,632)
  -----------        -----------        -----------         ----------         ----------         ----------

    7,198,055          5,514,039          8,401,686          4,269,323          4,510,642                 --
           --                 --         (2,265,660)                --                 --                 --
       (4,651)            (3,477)           (41,797)            (5,021)            (2,474)                --
  -----------        -----------        -----------         ----------         ----------         ----------
    7,193,404          5,510,562          6,094,229          4,264,302          4,508,168                 --
  -----------        -----------        -----------         ----------         ----------         ----------
    8,947,734          6,607,695          5,550,976          4,890,027          4,140,994           (432,433)
   11,061,648          4,453,953          9,431,765          4,541,738          4,556,805          4,989,238
  -----------        -----------        -----------         ----------         ----------         ----------
  $20,009,382        $11,061,648        $14,982,741         $9,431,765         $8,697,799         $4,556,805
  ===========        ===========        ===========         ==========         ==========         ==========

      300,000            250,000            350,000            200,000            200,000                 --
           --                 --                 --                 --                 --                 --
           --                 --           (100,000)                --                 --                 --
  -----------        -----------        -----------         ----------         ----------         ----------
      300,000            250,000            250,000            200,000            200,000                 --
  ===========        ===========        ===========         ==========         ==========         ==========
  $    24,492        $    18,900        $   (17,431)        $   12,787         $   32,277         $       --
  ===========        ===========        ===========         ==========         ==========         ==========


SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                           SPDR STOXX EUROPE 50 ETF
                                            --------------------------------------------------------------------------------------
                                            Six Months Ended
                                                 3/31/10        Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                               (Unaudited)        9/30/09       9/30/08       9/30/07       9/30/06       9/30/05
                                            ----------------    ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 35.31          $ 36.33       $ 53.69      $  44.48       $ 39.31       $ 33.20
                                                 -------          -------       -------      --------       -------       -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............            0.40(1)          1.11(1)       1.88          1.50          1.30(1)       1.01
Net realized and unrealized gain
  (loss) (2)............................           (0.36)           (1.05)       (17.09)         9.22          5.05          6.10
                                                 -------          -------       -------      --------       -------       -------
Total from investment operations........            0.04             0.06        (15.21)        10.72          6.35          7.11
                                                 -------          -------       -------      --------       -------       -------
Net equalization credits and
  charges (1)...........................            0.06            (0.01)        (0.12)        (0.03)         0.38          0.00(6)
                                                 -------          -------       -------      --------       -------       -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................           (0.81)           (1.07)        (1.69)        (1.47)        (1.41)        (1.00)
Net realized gains......................              --               --         (0.34)        (0.01)        (0.15)           --
                                                 -------          -------       -------      --------       -------       -------
Total distributions.....................           (0.81)           (1.07)        (2.03)        (1.48)        (1.56)        (1.00)
                                                 -------          -------       -------      --------       -------       -------
NET ASSET VALUE, END OF PERIOD..........         $ 34.60          $ 35.31       $ 36.33      $  53.69       $ 44.48       $ 39.31
                                                 =======          =======       =======      ========       =======       =======
TOTAL RETURN (3)........................            0.24%            0.69%       (29.27)%       24.22%        17.40%        21.60%
Net Assets, end of period (in 000's)....         $44,993          $56,514       $76,311      $185,256       $71,175       $31,447
Ratio of expenses to average
  net assets............................            0.29%(4)         0.29%         0.29%         0.30%         0.33%         0.32%
Ratio of net investment income (loss) to
  average net assets....................            2.28%(4)         3.93%         3.35%         3.16%         3.13%         2.75%
Portfolio turnover rate (5).............               3%              11%           14%            9%           14%            9%




 *   Commencement of operations
(1)  Per share numbers have been calculated using the average shares method.
(2)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)  Amount is less than $0.005 per share.

--------------------------------------------------------------------------------

                                                                                              SPDR S&P EMERGING ASIA
                                SPDR EURO STOXX 50 ETF                                              PACIFIC ETF
--------------------------------------------------------------------------------------    ------------------------------
Six Months Ended                                                                          Six Months Ended
     3/31/10        Year Ended    Year Ended    Year Ended    Year Ended    Year Ended         3/31/10        Year Ended
   (Unaudited)        9/30/09       9/30/08       9/30/07       9/30/06       9/30/05        (Unaudited)        9/30/09
----------------    ----------    ----------    ----------    ----------    ----------    ----------------    ----------
    $  41.34         $  41.88      $  62.12      $  49.23      $  41.31      $  33.94         $  69.33         $  54.59
    --------         --------      --------      --------      --------      --------         --------         --------

        0.26(1)          1.21(1)       2.17          1.40          1.32(1)       0.94            (0.07)(1)         1.21(1)
       (2.30)           (0.65)       (19.32)        12.80          7.92          7.39             6.40            13.92
    --------         --------      --------      --------      --------      --------         --------         --------
       (2.04)            0.56        (17.15)        14.20          9.24          8.33             6.33            15.13
    --------         --------      --------      --------      --------      --------         --------         --------
          --             0.15         (0.24)         0.35         (0.08)         0.02               --             0.43
    --------         --------      --------      --------      --------      --------         --------         --------

       (0.27)           (1.25)        (1.95)        (1.66)        (1.24)        (0.98)           (0.49)           (0.82)
          --               --         (0.90)           --            --            --               --               --
    --------         --------      --------      --------      --------      --------         --------         --------
       (0.27)           (1.25)        (2.85)        (1.66)        (1.24)        (0.98)           (0.49)           (0.82)
    --------         --------      --------      --------      --------      --------         --------         --------
    $  39.03         $  41.34      $  41.88      $  62.12      $  49.23      $  41.31         $  75.17         $  69.33
    ========         ========      ========      ========      ========      ========         ========         ========
       (4.97)%           2.35%       (29.00)%       29.76%        22.48%        24.82%            9.13%           29.15%
    $156,146         $181,922      $224,080      $484,541      $233,865      $179,688         $638,973         $436,766
        0.29%(4)         0.29%         0.29%         0.30%         0.33%         0.32%            0.60%(4)         0.59%
        1.28%(4)         3.67%         3.53%         2.86%         2.92%         2.79%           (0.18)%(4)        2.25%
           4%              12%           14%           11%            6%           15%               2%               4%
   SPDR S&P EMERGING ASIA
         PACIFIC ETF
----------------------------
              For the Period
Year Ended       3/20/07*-
  9/30/08         9/30/07
----------    --------------
 $  87.74         $ 60.50
 --------         -------

     0.90            0.64
   (35.04)          25.50
 --------         -------
   (34.14)          26.14
 --------         -------
     2.13            1.10
 --------         -------

    (1.03)             --
    (0.11)             --
 --------         -------
    (1.14)             --
 --------         -------
 $  54.59         $ 87.74
 ========         =======
   (36.95)%         45.03%
 $163,780         $61,420
     0.59%           0.63%(4)
     2.28%           3.33%(4)
        7%              1%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                            SPDR S&P RUSSIA ETF                          SPDR S&P CHINA ETF
                                            -------------------    --------------------------------------------------------------
                                               For the Period
                                                 3/10/10*-         Six Months Ended                                For the Period
                                                  3/31/10               3/31/10        Year Ended    Year Ended       3/20/07*-
                                                (Unaudited)           (Unaudited)        9/30/09       9/30/08         9/30/07
                                            -------------------    ----------------    ----------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD....           $30.00              $  66.50         $  51.29      $  94.34        $  52.23
                                                   ------              --------         --------      --------        --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............             0.00(1)(6)           (0.17)(1)         1.21(1)       0.75            0.50
Net realized and unrealized gain
  (loss) (2)............................             0.85                  5.90            14.81        (43.64)          40.90
                                                   ------              --------         --------      --------        --------
Total from investment operations........             0.85                  5.73            16.02        (42.89)          41.40
                                                   ------              --------         --------      --------        --------
Net equalization credits and
  charges (1)...........................               --                    --             0.53          0.47            0.71
                                                   ------              --------         --------      --------        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................               --                 (0.17)           (1.34)        (0.63)             --
Net realized gains......................               --                    --               --            --              --
                                                   ------              --------         --------      --------        --------
Total distributions.....................               --                 (0.17)           (1.34)        (0.63)             --
                                                   ------              --------         --------      --------        --------
NET ASSET VALUE, END OF PERIOD..........           $30.85              $  72.06         $  66.50      $  51.29        $  94.34
                                                   ======              ========         ========      ========        ========
TOTAL RETURN (3)........................             2.85%                 8.61%           33.06%       (45.26)%         80.64%
Net Assets, end of period (in 000's)....           $4,628              $562,054         $445,539      $123,108        $122,639
Ratio of expenses to average
  net assets............................             0.59%(4)              0.59%(4)         0.59%         0.59%           0.59%(4)
Ratio of expenses to average net assets
  before waivers........................               --%                   --%              --%           --%             --%
Ratio of net investment income (loss) to
  average net assets....................             0.06%(4)             (0.48)%(4)        2.22%         1.33%           2.56%(4)
Portfolio turnover rate (5).............               --%                   11%               0%(7)         4%             --%




 *   Commencement of operations
(1)  Per share numbers have been calculated using the average shares method.
(2)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)  Amount is less than $0.005 per share.
(7)  Amount shown represents less than 0.5%.

--------------------------------------------------------------------------------

                 SPDR S&P EMERGING MARKETS ETF                                         SPDR S&P BRIC 40 ETF
--------------------------------------------------------------    --------------------------------------------------------------
Six Months Ended                                For the Period    Six Months Ended                                For the Period
     3/31/10        Year Ended    Year Ended       3/20/07*-           3/31/10        Year Ended    Year Ended       6/19/07*-
   (Unaudited)        9/30/09       9/30/08         9/30/07          (Unaudited)        9/30/09       9/30/08         9/30/07
----------------    ----------    ----------    --------------    ----------------    ----------    ----------    --------------
    $  59.00          $ 51.86       $ 75.21         $ 55.63           $  23.03         $  20.29      $  30.18        $  24.07
    --------          -------       -------         -------           --------         --------      --------        --------

        0.23(1)          0.97(1)       1.32            0.42               0.04(1)          0.42(1)       0.39            0.07
        6.69             7.00        (23.44)          18.49               2.19             2.97        (10.19)           5.90
    --------          -------       -------         -------           --------         --------      --------        --------
        6.92             7.97        (22.12)          18.91               2.23             3.39         (9.80)           5.97
    --------          -------       -------         -------           --------         --------      --------        --------
          --             0.60          0.16            0.67                 --             0.01          0.04            0.14
    --------          -------       -------         -------           --------         --------      --------        --------

       (0.41)           (1.43)        (0.65)             --              (0.08)           (0.66)        (0.13)             --
          --               --         (0.74)             --                 --               --            --              --
    --------          -------       -------         -------           --------         --------      --------        --------
       (0.41)           (1.43)        (1.39)             --              (0.08)           (0.66)        (0.13)             --
    --------          -------       -------         -------           --------         --------      --------        --------
    $  65.51          $ 59.00       $ 51.86         $ 75.21           $  25.18         $  23.03      $  20.29        $  30.18
    ========          =======       =======         =======           ========         ========      ========        ========
       11.74%           18.05%       (29.77)%         35.20%              9.66%           18.16%       (32.50)%         25.38%
    $137,577          $94,395       $36,299         $45,125           $438,164         $340,812      $188,734        $156,921
        0.59%(4)         0.59%         0.59%           0.60%(4)           0.50%(4)         0.48%         0.40%           0.40%(4)
          --%              --%           --%             --%                --%            0.50%         0.50%           0.50%(4)
        0.74%(4)         2.18%         1.97%           2.42%(4)           0.36%(4)         2.36%         1.43%           2.31%(4)
           5%               1%           11%              0%(7)              9%              16%           16%             --%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             SPDR S&P EMERGING EUROPE ETF
                                            --------------------------------------------------------------
                                            Six Months Ended                                For the Period
                                                 3/31/10        Year Ended    Year Ended       3/20/07*-
                                               (Unaudited)        9/30/09       9/30/08         9/30/07
                                            ----------------    ----------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD....        $  39.42         $  42.73       $ 64.57         $ 54.38
                                                --------         --------       -------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............           (0.03)(1)         0.50(1)       0.46            0.22
Net realized and unrealized gain
  (loss) (2)............................            6.09            (2.77)       (22.41)           9.18
                                                --------         --------       -------         -------
Total from investment operations........            6.06            (2.27)       (21.95)           9.40
                                                --------         --------       -------         -------
Net equalization credits and
  charges (1)...........................              --            (0.29)         0.51            0.79
                                                --------         --------       -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................              --            (0.75)        (0.37)             --
Net realized gains......................              --               --         (0.03)             --
                                                --------         --------       -------         -------
Total distributions.....................              --            (0.75)        (0.40)             --
                                                --------         --------       -------         -------
NET ASSET VALUE, END OF PERIOD..........        $  45.48         $  39.42       $ 42.73         $ 64.57
                                                ========         ========       =======         =======
TOTAL RETURN (3)........................           15.35%           (5.18)%      (33.45)%         18.73%
Net Assets, end of period (in 000's)....        $241,019         $137,975       $81,189         $38,741
Ratio of expenses to average
  net assets............................            0.59%(4)         0.59%         0.60%           0.60%(4)
Ratio of net investment income (loss) to
  average net assets....................           (0.16)%(4)        1.66%         0.96%           1.53%(4)
Portfolio turnover rate (5).............              10%              45%           19%              3%




 *   Commencement of operations
(1)  Per share numbers have been calculated using the average shares method.
(2)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)  Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.38 per share.

--------------------------------------------------------------------------------

              SPDR S&P EMERGING LATIN AMERICA ETF                           SPDR S&P EMERGING MIDDLE EAST & AFRICA ETF
--------------------------------------------------------------    --------------------------------------------------------------
Six Months Ended                                For the Period    Six Months Ended                                For the Period
     3/31/10        Year Ended    Year Ended       3/20/07*-           3/31/10        Year Ended    Year Ended       3/20/07*-
   (Unaudited)        9/30/09       9/30/08         9/30/07          (Unaudited)        9/30/09       9/30/08         9/30/07
----------------    ----------    ----------    --------------    ----------------    ----------    ----------    --------------
    $  69.92         $  61.83       $ 78.49         $ 57.51           $  58.74         $  54.48      $  68.63         $ 59.25
    --------         --------       -------         -------           --------         --------      --------         -------

        0.78(1)          1.13(1)       1.32            0.50               0.48(1)          1.36(1)       1.79(6)         0.67
       10.02             8.12        (17.23)          20.32               8.39             5.97        (15.86)           8.49
    --------         --------       -------         -------           --------         --------      --------         -------
       10.80             9.25        (15.91)          20.82               8.87             7.33        (14.07)           9.16
    --------         --------       -------         -------           --------         --------      --------         -------
          --             0.37          0.25            0.16                 --            (0.51)         1.04            0.22
    --------         --------       -------         -------           --------         --------      --------         -------

       (0.55)           (1.53)        (0.95)             --              (0.81)           (2.56)        (1.02)             --
          --               --         (0.05)             --                 --               --         (0.10)             --
    --------         --------       -------         -------           --------         --------      --------         -------
       (0.55)           (1.53)        (1.00)             --              (0.81)           (2.56)        (1.12)             --
    --------         --------       -------         -------           --------         --------      --------         -------
    $  80.17         $  69.92       $ 61.83         $ 78.49           $  66.80         $  58.74      $  54.48         $ 68.63
    ========         ========       =======         =======           ========         ========      ========         =======
       15.46%           16.99%       (20.21)%         36.49%             15.18%           14.04%       (19.37)%         15.84%
    $176,368         $132,844       $74,202         $39,244           $133,593         $129,232      $152,538         $27,452
        0.60%(4)         0.60%         0.60%           0.60%(4)           0.59%(4)         0.59%         0.59%           0.59%(4)
        2.05%(4)         2.27%         1.94%           1.98%(4)           1.54%(4)         2.98%         3.88%           2.65%(4)
           3%              17%            7%              2%                 2%              12%            7%              1%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               SPDR S&P WORLD EX-US ETF
                                            --------------------------------------------------------------
                                            Six Months Ended                                For the Period
                                                 3/31/10        Year Ended    Year Ended       4/20/07*-
                                               (Unaudited)        9/30/09       9/30/08         9/30/07
                                            ----------------    ----------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD....        $  23.58          $ 23.31       $ 34.05         $ 32.57
                                                --------          -------       -------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............            0.21(1)          0.57(1)       0.61            0.41
Net realized and unrealized gain
  (loss) (2)............................            0.69            (0.22)       (11.31)           1.07
                                                --------          -------       -------         -------
Total from investment operations........            0.90             0.35        (10.70)           1.48
                                                --------          -------       -------         -------
Net equalization credits and
  charges (1)...........................              --             0.56          0.62              --
                                                --------          -------       -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................           (0.19)           (0.64)        (0.57)             --
Net realized gains......................              --               --         (0.09)             --
                                                --------          -------       -------         -------
Total distributions.....................           (0.19)           (0.64)        (0.66)             --
                                                --------          -------       -------         -------
NET ASSET VALUE, END OF PERIOD..........        $  24.29          $ 23.58       $ 23.31         $ 34.05
                                                ========          =======       =======         =======
TOTAL RETURN (3)........................            3.82%            4.68%       (30.13)%          4.56%
Net Assets, end of period (in 000's)....        $106,898          $84,886       $27,973         $13,621
Ratio of expenses to average
  net assets............................            0.34%(4)         0.34%         0.35%           0.35%(4)
Ratio of net investment income (loss) to
  average net assets....................            1.76%(4)         3.02%         3.36%           2.89%(4)
Portfolio turnover rate (5).............               5%              12%            4%              0%(6)




 *   Commencement of operations
(1)  Per share numbers have been calculated using the average shares method.
(2)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)  Amount shown represents less than 0.5%.

--------------------------------------------------------------------------------

             SPDR S&P INTERNATIONAL SMALL CAP ETF                          SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
--------------------------------------------------------------    --------------------------------------------------------------
Six Months Ended                                For the Period    Six Months Ended                                For the Period
     3/31/10        Year Ended    Year Ended       4/20/07*-           3/31/10        Year Ended    Year Ended      12/15/06*-
   (Unaudited)        9/30/09       9/30/08         9/30/07          (Unaudited)        9/30/09       9/30/08         9/30/07
----------------    ----------    ----------    --------------    ----------------    ----------    ----------    --------------
    $  25.45         $  23.71      $  36.71        $  35.59          $    35.53        $  37.86      $  63.83       $    60.28
    --------         --------      --------        --------          ----------        --------      --------       ----------

        0.19(1)          0.44(1)       0.51            0.17                0.56(1)         1.34(1)       1.80             1.20
        1.10             1.74        (13.04)           0.70               (0.20)          (2.38)       (26.03)            3.33
    --------         --------      --------        --------          ----------        --------      --------       ----------
        1.29             2.18        (12.53)           0.87                0.36           (1.04)       (24.23)            4.53
    --------         --------      --------        --------          ----------        --------      --------       ----------
          --             0.12          0.35            0.25               (0.02)           0.05          0.06             0.36
    --------         --------      --------        --------          ----------        --------      --------       ----------

       (0.18)           (0.56)        (0.30)             --               (0.70)          (1.34)        (1.80)           (1.34)
          --               --         (0.52)             --                  --              --            --               --
    --------         --------      --------        --------          ----------        --------      --------       ----------
       (0.18)           (0.56)        (0.82)             --               (0.70)          (1.34)        (1.80)           (1.34)
    --------         --------      --------        --------          ----------        --------      --------       ----------
    $  26.56         $  25.45      $  23.71        $  36.71          $    35.17        $  35.53      $  37.86       $    63.83
    ========         ========      ========        ========          ==========        ========      ========       ==========
        5.09%           10.45%       (33.83)%          3.14%               0.96%          (1.52)%      (38.38)%           8.09%
    $600,196         $509,033      $331,890        $110,116          $1,130,155        $939,265      $811,118       $1,111,226
        0.60%(4)         0.59%         0.59%           0.59%(4)            0.59%(4)        0.59%         0.59%            0.60%(4)
        1.47%(4)         2.27%         2.38%           1.89%(4)            3.23%(4)        4.85%         3.43%            3.01%(4)
           2%              21%           46%              2%                  4%             23%            8%              16%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                   SPDR FTSE/MACQUARIE GLOBAL INFRASTRUCTURE 100 ETF
                                            --------------------------------------------------------------
                                            Six Months Ended                                For the Period
                                                 3/31/10        Year Ended    Year Ended       1/25/07*-
                                               (Unaudited)        9/30/09       9/30/08         9/30/07
                                            ----------------    ----------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 41.94          $ 47.03       $ 57.68         $ 50.41
                                                 -------          -------       -------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............            0.59(1)          1.57(1)       1.53(7)         0.59
Net realized and unrealized gain
  (loss) (2)............................           (0.54)           (4.35)       (11.64)           6.11
                                                 -------          -------       -------         -------
Total from investment operations........            0.05            (2.78)       (10.11)           6.70
                                                 -------          -------       -------         -------
Net equalization credits and
  charges (1)...........................              --             0.07          0.60            0.57
                                                 -------          -------       -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................           (0.74)           (2.38)        (0.94)             --
Net realized gains......................              --               --         (0.20)             --
                                                 -------          -------       -------         -------
Total distributions.....................           (0.74)           (2.38)        (1.14)             --
                                                 -------          -------       -------         -------
NET ASSET VALUE, END OF PERIOD..........         $ 41.25          $ 41.94       $ 47.03         $ 57.68
                                                 =======          =======       =======         =======
TOTAL RETURN (3)........................            0.06%           (5.40)%      (16.93)%         14.43%
Net Assets, end of period (in 000's)....         $66,007          $67,099       $79,944         $46,142
Ratio of expenses to average
  net assets............................            0.59%(4)         0.59%         0.59%           0.59%(4)
Ratio of net investment income (loss) to
  average net assets....................            2.85%(4)         4.16%         3.49%           2.50%(4)
Portfolio turnover rate (5).............               2%              10%            7%              6%




 *   Commencement of operations
(1)  Per share numbers have been calculated using the average shares method.
(2)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)  Amount is less than $0.005 per share.
(7)  Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.44 per share.
(8)  Amount shown represents less than 0.5%.

--------------------------------------------------------------------------------

                   SPDR MSCI ACWI EX-US ETF                                     SPDR RUSSELL/NOMURA PRIME JAPAN ETF
--------------------------------------------------------------    --------------------------------------------------------------
Six Months Ended                                For the Period    Six Months Ended                                For the Period
     3/31/10        Year Ended    Year Ended       1/10/07*-           3/31/10        Year Ended    Year Ended       11/9/06*-
   (Unaudited)        9/30/09       9/30/08         9/30/07          (Unaudited)        9/30/09       9/30/08         9/30/07
----------------    ----------    ----------    --------------    ----------------    ----------    ----------    --------------
    $  30.38         $  29.39      $  42.56        $  35.60            $ 38.41          $ 39.64       $ 55.91        $  52.65
    --------         --------      --------        --------            -------          -------       -------        --------

        0.26(1)          0.71(1)       0.82            0.44               0.24(1)          0.46(1)       1.95            0.42
        1.24             1.14        (13.76)           6.12               1.38            (0.64)       (15.75)           2.84
    --------         --------      --------        --------            -------          -------       -------        --------
        1.50             1.85        (12.94)           6.56               1.62            (0.18)       (13.80)           3.26
    --------         --------      --------        --------            -------          -------       -------        --------
          --             0.08          0.60            0.40                 --             0.29         (0.62)             --
    --------         --------      --------        --------            -------          -------       -------        --------

       (0.25)           (0.94)        (0.77)             --              (0.32)           (1.34)        (1.69)           0.00(6)
          --               --         (0.06)             --                 --               --         (0.16)             --
    --------         --------      --------        --------            -------          -------       -------        --------
       (0.25)           (0.94)        (0.83)             --              (0.32)           (1.34)        (1.85)             --
    --------         --------      --------        --------            -------          -------       -------        --------
    $  31.63         $  30.38      $  29.39        $  42.56            $ 39.71          $ 38.41       $ 39.64        $  55.91
    ========         ========      ========        ========            =======          =======       =======        ========
        4.94%            7.41%       (29.53)%         19.55%              4.29%            0.58%       (26.48)%          6.19%
    $392,184         $309,901      $258,639        $127,691            $15,884          $15,363       $23,786        $268,392
        0.34%(4)         0.34%         0.34%           0.35%(4)           0.50%(4)         0.50%         0.50%           0.51%(4)
        1.68%(4)         2.98%         3.00%           2.78%(4)           1.30%(4)         1.32%         0.52%           0.97%(4)
           1%              15%            5%              1%                --%               6%            3%              0%(8)

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                        SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
                                            --------------------------------------------------------------
                                            Six Months Ended                                For the Period
                                                 3/31/10        Year Ended    Year Ended       11/9/06*-
                                               (Unaudited)        9/30/09       9/30/08         9/30/07
                                            ----------------    ----------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 40.51          $ 35.84       $ 48.31        $  48.70
                                                 -------          -------       -------        --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............            0.33(1)          0.60(1)       0.71            0.53
Net realized and unrealized gain
  (loss) (2)............................           (0.25)            5.29        (12.49)          (0.77)
                                                 -------          -------       -------        --------
Total from investment operations........            0.08             5.89        (11.78)          (0.24)
                                                 -------          -------       -------        --------
Net equalization credits and
  charges (1)...........................              --            (0.15)        (0.12)          (0.03)
                                                 -------          -------       -------        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................           (0.31)           (1.07)        (0.57)          (0.12)
Net realized gains......................              --               --            --              --
                                                 -------          -------       -------        --------
Total distributions.....................           (0.31)           (1.07)        (0.57)          (0.12)
                                                 -------          -------       -------        --------
NET ASSET VALUE, END OF PERIOD..........         $ 40.28          $ 40.51       $ 35.84        $  48.31
                                                 =======          =======       =======        ========
TOTAL RETURN (3)........................            0.27%           16.35%       (24.85)%         (0.57)%
Net Assets, end of period (in 000's)....         $80,564          $85,081       $77,057        $137,695
Ratio of expenses to average
  net assets............................            0.55%(4)         0.55%         0.55%           0.56%(4)
Ratio of net investment income (loss) to
  average net assets....................            1.71%(4)         1.74%         1.24%           1.26%(4)
Portfolio turnover rate (5).............              23%              25%           22%              2%




 *   Commencement of operations
(1)  Per share numbers have been calculated using the average shares method.
(2)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

--------------------------------------------------------------------------------

                                                                                                            SPDR S&P
                                                                                                        EMERGING MARKETS
       SPDR S&P INTERNATIONAL DIVIDEND ETF                 SPDR S&P INTERNATIONAL MID CAP ETF             SMALL CAP ETF
------------------------------------------------    ------------------------------------------------    ----------------
Six Months Ended                  For the Period    Six Months Ended                  For the Period    Six Months Ended
     3/31/10        Year Ended       2/12/08*-           3/31/10        Year Ended       5/7/08*-            3/31/10
   (Unaudited)        9/30/09         9/30/08          (Unaudited)        9/30/09         9/30/08          (Unaudited)
----------------    ----------    --------------    ----------------    ----------    --------------    ----------------
    $  52.49         $  48.17         $ 70.76            $ 27.14          $ 26.04         $ 35.46           $  43.78
    --------         --------         -------            -------          -------         -------           --------

        0.93(1)          2.09(1)         3.56               0.25(1)          0.57(1)         0.32               0.17(1)
        1.48             3.70          (23.17)              1.17             0.72           (9.74)              5.95
    --------         --------         -------            -------          -------         -------           --------
        2.41             5.79          (19.61)              1.42             1.29           (9.42)              6.12
    --------         --------         -------            -------          -------         -------           --------
        0.06             0.40            1.30                 --             0.34              --                 --
    --------         --------         -------            -------          -------         -------           --------

       (0.75)           (1.87)          (4.28)             (0.23)           (0.53)             --              (0.07)
          --               --              --              (0.74)              --              --              (0.68)
    --------         --------         -------            -------          -------         -------           --------
       (0.75)           (1.87)          (4.28)             (0.97)           (0.53)             --              (0.75)
    --------         --------         -------            -------          -------         -------           --------
    $  54.21         $  52.49         $ 48.17            $ 27.59          $ 27.14         $ 26.04           $  49.15
    ========         ========         =======            =======          =======         =======           ========
        4.70%           13.86%         (26.93)%             5.46%            6.87%         (26.54)%            14.03%
    $222,341         $126,037         $43,369            $26,206          $21,716         $ 5,208           $162,179
        0.46%(4)         0.46%           0.48%(4)           0.46%(4)         0.45%           0.45%(4)           0.66%(4)
        3.50%(4)         5.26%           8.77%(4)           1.86%(4)         2.57%           2.22%(4)           0.76%(4)
          69%             148%             71%                 3%              45%             19%                 8%
  SPDR S&P EMERGING MARKETS
        SMALL CAP ETF
----------------------------
              For the Period
Year Ended       5/12/08*-
  9/30/09         9/30/08
----------    --------------
  $ 32.69         $ 52.29
  -------         -------

     0.66(1)         0.16
    10.18          (20.81)
  -------         -------
    10.84          (20.65)
  -------         -------
     0.56            1.05
  -------         -------

    (0.31)             --
       --              --
  -------         -------
    (0.31)             --
  -------         -------
  $ 43.78         $ 32.69
  =======         =======
    35.45%         (37.48)%
  $65,674         $ 9,807
     0.66%           0.76%(4)
     1.93%           3.41%(4)
       83%              2%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                  SPDR DOW JONES GLOBAL REAL ESTATE ETF
                                            ------------------------------------------------
                                            Six Months Ended                  For the Period
                                                 3/31/10        Year Ended       5/7/08*-
                                               (Unaudited)        9/30/09         9/30/08
                                            ----------------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD....        $  31.18          $ 39.33         $ 49.87
                                                --------          -------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............            0.57(1)          1.19(1)         0.56
Net realized and unrealized gain
  (loss) (2)............................            2.27            (8.23)         (10.80)
                                                --------          -------         -------
Total from investment operations........            2.84            (7.04)         (10.24)
                                                --------          -------         -------
Net equalization credits and
  charges (1)...........................            0.02             0.31            0.33
                                                --------          -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................           (0.61)           (1.42)          (0.63)
Return of capital.......................              --               --              --
                                                --------          -------         -------
Total distributions.....................           (0.61)           (1.42)          (0.63)
                                                --------          -------         -------
NET ASSET VALUE, END OF PERIOD..........        $  33.43          $ 31.18         $ 39.33
                                                ========          =======         =======
TOTAL RETURN (3)........................            9.24%          (15.97)%        (19.89)%
Net Assets, end of period (in 000's)....        $120,364          $81,076         $15,731
Ratio of expenses to average
  net assets............................            0.50%(4)         0.50%           0.50%(4)
Ratio of net investment income (loss) to
  average net assets....................            3.60%(4)         4.84%           3.97%(4)
Portfolio turnover rate (5).............               4%              18%              4%




 *   Commencement of operations
(1)  Per share numbers have been calculated using the average shares method.
(2)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

--------------------------------------------------------------------------------

                                                                                                            SPDR S&P
                                                                                                          INTERNATIONAL
  SPDR S&P INTERNATIONAL CONSUMER DISCRETIONARY          SPDR S&P INTERNATIONAL CONSUMER STAPLES             ENERGY
                   SECTOR ETF                                          SECTOR ETF                          SECTOR ETF
------------------------------------------------    ------------------------------------------------    ----------------
Six Months Ended                  For the Period    Six Months Ended                  For the Period    Six Months Ended
     3/31/10        Year Ended       7/16/08*-           3/31/10        Year Ended       7/16/08*-           3/31/10
   (Unaudited)        9/30/09         9/30/08          (Unaudited)        9/30/09         9/30/08          (Unaudited)
----------------    ----------    --------------    ----------------    ----------    --------------    ----------------
     $24.12           $22.37          $ 25.54            $26.31           $25.80          $27.47             $ 25.48
     ------           ------          -------            ------           ------          ------             -------

       0.09(1)          0.43(1)          0.12              0.22(1)          0.57(1)         0.13                0.30(1)
       1.31             1.77            (3.26)             2.41             0.50           (1.69)               0.56
     ------           ------          -------            ------           ------          ------             -------
       1.40             2.20            (3.14)             2.63             1.07           (1.56)               0.86
     ------           ------          -------            ------           ------          ------             -------
         --               --               --             (0.01)              --              --                0.03
     ------           ------          -------            ------           ------          ------             -------

      (0.09)           (0.45)           (0.03)            (0.18)           (0.56)          (0.11)              (0.34)
         --               --               --                --               --              --                  --
     ------           ------          -------            ------           ------          ------             -------
      (0.09)           (0.45)           (0.03)            (0.18)           (0.56)          (0.11)              (0.34)
     ------           ------          -------            ------           ------          ------             -------
     $25.43           $24.12          $ 22.37            $28.75           $26.31          $25.80             $ 26.03
     ======           ======          =======            ======           ======          ======             =======
       5.82%           10.38%          (12.29)%            9.97%            4.48%          (5.70)%              3.47%
     $7,630           $4,824          $ 4,475            $7,187           $5,262          $5,160             $10,411
       0.50%(4)         0.50%            0.52%(4)          0.50%(4)         0.50%           0.50%(4)            0.50%(4)
       0.70%(4)         2.22%            1.88%(4)          1.62%(4)         2.58%           2.17%(4)            2.32%(4)
          9%               7%               1%                2%               8%              9%                  5%
   SPDR S&P INTERNATIONAL
      ENERGY SECTOR ETF
----------------------------
              For the Period
Year Ended       7/16/08*-
  9/30/09         9/30/08
----------    --------------
  $25.07          $ 31.62
  ------          -------

    0.76(1)          0.16
    0.34            (6.57)
  ------          -------
    1.10            (6.41)
  ------          -------
    0.04               --
  ------          -------

   (0.72)           (0.14)
   (0.01)              --
  ------          -------
   (0.73)           (0.14)
  ------          -------
  $25.48          $ 25.07
  ======          =======
    5.09%          (20.28)%
  $6,369          $ 5,014
    0.50%            0.50%(4)
    3.64%            3.03%(4)
       6%               1%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                               SPDR S&P INTERNATIONAL FINANCIAL SECTOR ETF
                                            ------------------------------------------------
                                            Six Months Ended                  For the Period
                                                 3/31/10        Year Ended       7/16/08*-
                                               (Unaudited)        9/30/09         9/30/08
                                            ----------------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 21.39          $21.48          $ 24.52
                                                 -------          ------          -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............            0.24(1)         0.46(1)          0.10
Net realized and unrealized gain
  (loss) (2)............................           (0.96)          (0.11)           (3.05)
                                                 -------          ------          -------
Total from investment operations........           (0.72)           0.35            (2.95)
                                                 -------          ------          -------
Net equalization credits and
  charges (1)...........................            0.06            0.01               --
                                                 -------          ------          -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................           (0.20)          (0.45)           (0.09)
                                                 -------          ------          -------
Total distributions.....................           (0.20)          (0.45)           (0.09)
                                                 -------          ------          -------
NET ASSET VALUE, END OF PERIOD..........         $ 20.53          $21.39          $ 21.48
                                                 =======          ======          =======
TOTAL RETURN (3)........................           (3.09)%          2.35%          (12.03)%
Net Assets, end of period (in 000's)....         $11,291          $5,348          $ 4,295
Ratio of expenses to average
  net assets............................            0.50%(4)        0.50%            0.50%(4)
Ratio of net investment income (loss) to
  average net assets....................            2.35%(4)        2.88%            2.03%(4)
Portfolio turnover rate (5).............               2%             25%              --%




 *   Commencement of operations
(1)  Per share numbers have been calculated using the average shares method.
(2)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)  Amount shown represents less than 0.5%.

--------------------------------------------------------------------------------

                                                                                                            SPDR S&P
                                                                                                          INTERNATIONAL
                                                                                                            MATERIALS
  SPDR S&P INTERNATIONAL HEALTH CARE SECTOR ETF       SPDR S&P INTERNATIONAL INDUSTRIAL SECTOR ETF         SECTOR ETF
------------------------------------------------    ------------------------------------------------    ----------------
Six Months Ended                  For the Period    Six Months Ended                  For the Period    Six Months Ended
     3/31/10        Year Ended       7/16/08*-           3/31/10        Year Ended       7/16/08*-           3/31/10
   (Unaudited)        9/30/09         9/30/08          (Unaudited)        9/30/09         9/30/08          (Unaudited)
----------------    ----------    --------------    ----------------    ----------    --------------    ----------------
     $28.50           $28.38          $31.23             $23.26           $22.07          $ 27.47            $ 23.05
     ------           ------          ------             ------           ------          -------            -------

       0.38(1)          0.57(1)         0.11               0.17(1)          0.47(1)          0.09               0.11(1)
       0.94             0.11           (2.91)              1.66             1.25            (5.44)              3.16
     ------           ------          ------             ------           ------          -------            -------
       1.32             0.68           (2.80)              1.83             1.72            (5.35)              3.27
     ------           ------          ------             ------           ------          -------            -------
      (0.03)              --              --                 --               --               --               0.01
     ------           ------          ------             ------           ------          -------            -------

      (0.31)           (0.56)          (0.05)             (0.09)           (0.53)           (0.05)             (0.05)
     ------           ------          ------             ------           ------          -------            -------
      (0.31)           (0.56)          (0.05)             (0.09)           (0.53)           (0.05)             (0.05)
     ------           ------          ------             ------           ------          -------            -------
     $29.48           $28.50          $28.38             $25.00           $23.26          $ 22.07            $ 26.28
     ======           ======          ======             ======           ======          =======            =======
       4.54%            2.78%          (8.97)%             7.88%            8.35%          (19.49)%            14.25%
     $7,371           $5,701          $5,676             $7,499           $4,653          $ 4,413            $19,713
       0.50%(4)         0.50%           0.50%(4)           0.50%(4)         0.50%            0.50%(4)           0.50%(4)
       2.58%(4)         2.35%           1.67%(4)           1.40%(4)         2.59%            1.55%(4)           0.90%(4)
         --%               0%(6)          18%                --%               3%              --%                 3%
 SPDR S&P INTERNATIONAL
  MATERIALS SECTOR ETF
------------------------
Year Ended    Year Ended
  9/30/09       9/30/08
----------    ----------
  $21.54        $ 31.52
  ------        -------

    0.27(1)        0.11
    1.41         (10.02)
  ------        -------
    1.68          (9.91)
  ------        -------
    0.15             --
  ------        -------

   (0.32)         (0.07)
  ------        -------
   (0.32)         (0.07)
  ------        -------
  $23.05        $ 21.54
  ======        =======
    8.87%        (31.44)%
  $9,221        $ 4,309
    0.50%          0.50%(4)
    1.47%          1.99%(4)
       7%             4%

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                              SPDR S&P INTERNATIONAL TECHNOLOGY SECTOR ETF
                                            ------------------------------------------------
                                            Six Months Ended                  For the Period
                                                 3/31/10        Year Ended       7/16/08*-
                                               (Unaudited)        9/30/09         9/30/08
                                            ----------------    ----------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD....         $ 24.58          $ 22.27         $ 27.77
                                                 -------          -------         -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net investment income (loss)............            0.08(1)          0.24(1)         0.06
Net realized and unrealized gain
  (loss) (2)............................            2.09             2.32           (5.56)
                                                 -------          -------         -------
Total from investment operations........            2.17             2.56           (5.50)
                                                 -------          -------         -------
Net equalization credits and
  charges (1)...........................            0.01             0.01              --
                                                 -------          -------         -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................           (0.07)           (0.26)             --
Net realized gains......................           (0.01)              --              --
                                                 -------          -------         -------
Total distributions.....................           (0.08)           (0.26)             --
                                                 -------          -------         -------
NET ASSET VALUE, END OF PERIOD..........         $ 26.68          $ 24.58         $ 22.27
                                                 =======          =======         =======
TOTAL RETURN (3)........................            8.89%           11.81%         (19.81)%
Net Assets, end of period (in 000's)....         $20,009          $11,062         $ 4,454
Ratio of expenses to average
  net assets............................            0.50%(4)         0.51%           0.50%(4)
Ratio of net investment income (loss) to
  average net assets....................            0.65%(4)         1.23%           1.04%(4)
Portfolio turnover rate (5).............               2%               5%             --%




 *   Commencement of operations
(1)  Per share numbers have been calculated using the average shares method.
(2)  Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)  Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each
     Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)  Annualized.
(5)  Portfolio turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)  Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.31 per share.

--------------------------------------------------------------------------------

    SPDR S&P INTERNATIONAL TELECOMMUNICATIONS
                   SECTOR ETF                          SPDR S&P INTERNATIONAL UTILITIES SECTOR ETF
------------------------------------------------    ------------------------------------------------
Six Months Ended                  For the Period    Six Months Ended                  For the Period
     3/31/10        Year Ended       7/16/08*-           3/31/10        Year Ended       7/16/08*-
   (Unaudited)        9/30/09         9/30/08          (Unaudited)        9/30/09         9/30/08
----------------    ----------    --------------    ----------------    ----------    --------------
     $ 23.58          $22.71          $ 27.02            $22.78           $24.95          $ 29.47
     -------          ------          -------            ------           ------          -------

        0.20(1)         0.97(1)          0.16              0.24(1)          0.86(1)          0.37(6)
       (0.56)           0.86            (4.33)            (1.18)           (2.19)           (4.45)
     -------          ------          -------            ------           ------          -------
       (0.36)           1.83            (4.17)            (0.94)           (1.33)           (4.08)
     -------          ------          -------            ------           ------          -------
        0.07            0.02               --              0.01               --               --
     -------          ------          -------            ------           ------          -------

       (0.24)          (0.98)           (0.14)            (0.11)           (0.81)           (0.44)
          --              --               --                --            (0.03)              --
     -------          ------          -------            ------           ------          -------
       (0.24)          (0.98)           (0.14)            (0.11)           (0.84)           (0.44)
     -------          ------          -------            ------           ------          -------
     $ 23.05          $23.58          $ 22.71            $21.74           $22.78          $ 24.95
     =======          ======          =======            ======           ======          =======
       (1.25)%          8.68%          (15.45)%           (4.09)%          (4.96)%         (13.87)%
     $14,983          $9,432          $ 4,542            $8,698           $4,557          $ 4,989
        0.50%(4)        0.50%            0.50%(4)          0.51%(4)         0.50%            0.50%(4)
        1.76%(4)        4.76%            3.11%(4)          2.18%(4)         4.23%            6.47%(4)
           4%              5%              --%                2%               7%               1%

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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

SPDR Index Shares Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of March 31, 2010, the Trust offered thirty-one (31) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a "Fund", and collectively "the Funds"). Accordingly, the financial statements herein relate to the following Funds: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. Each Fund operates as a non-diversified investment company.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund's shares will decline, more or less, in correlation with any decline in the value of the Fund's benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, Funds will not sell an equity security because the security's issuer is in financial trouble, unless that security is removed from the Funds' respective benchmark index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities, including exchange-traded futures contracts, is generally based on the securities' last sale price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances including, but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Effective October 1, 2008, the Funds adopted the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

- Level 1 -- quoted prices in active markets for identical investments.

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Funds' benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the respective benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments. The type of inputs used to value each security is identified in the breakdown of the Funds' investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds' investments as of March 31, 2010:

                                                               LEVEL 2 --       LEVEL 3 --
                                            LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                              QUOTED           OBSERVABLE      UNOBSERVABLE
                                              PRICES             INPUTS           INPUTS           TOTAL
                                          --------------   -----------------   ------------   --------------
SPDR STOXX Europe 50 ETF................  $   47,185,784       $       --           $--       $   47,185,784
SPDR EURO STOXX 50 ETF..................     157,021,033               --            --          157,021,033
SPDR S&P Emerging Asia Pacific ETF......     656,739,027               --            --          656,739,027
SPDR S&P Russia ETF.....................       4,535,155               --            --            4,535,155
SPDR S&P China ETF......................     571,533,372            2,575            --          571,535,947
SPDR S&P Emerging Markets ETF...........     147,478,828           54,383            --          147,533,211
SPDR S&P BRIC 40 ETF....................     491,089,399               --            --          491,089,399
SPDR S&P Emerging Europe ETF............     251,173,113               --            --          251,173,113
SPDR S&P Emerging Latin America ETF.....     206,530,752               --            --          206,530,752

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               LEVEL 2 --       LEVEL 3 --
                                            LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                              QUOTED           OBSERVABLE      UNOBSERVABLE
                                              PRICES             INPUTS           INPUTS           TOTAL
                                          --------------   -----------------   ------------   --------------
SPDR S&P Emerging Middle East & Africa
  ETF...................................  $  141,111,582       $   27,399           $--       $  141,138,981
SPDR S&P World ex-US ETF................     121,778,634          343,398            --*         122,122,032
SPDR S&P International Small Cap ETF....     660,504,727          862,436            --*         661,367,163
SPDR Dow Jones International Real Estate
  ETF...................................   1,223,342,433               --            --*       1,223,342,433
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      77,705,123               --            --           77,705,123
SPDR MSCI ACWI ex-US ETF................     443,990,040        1,023,715            --          445,013,755
SPDR Russell/Nomura PRIME Japan ETF.....      20,175,037          152,843            --           20,327,880
SPDR Russell/Nomura Small Cap Japan
  ETF...................................     103,248,532          373,634            --*         103,622,166
SPDR S&P International Dividend ETF.....     253,825,695               --            --          253,825,695
SPDR S&P International Mid Cap ETF......      31,209,924          121,420            --           31,331,344
SPDR S&P Emerging Markets Small Cap
  ETF...................................     162,006,811          442,564            --          162,449,375
SPDR Dow Jones Global Real Estate ETF...     147,871,264               --            --*         147,871,264
SPDR S&P International Consumer
  Discretionary Sector ETF..............       7,598,672               --            --*           7,598,672
SPDR S&P International Consumer Staples
  Sector ETF............................       7,136,031               --            --            7,136,031
SPDR S&P International Energy Sector
  ETF...................................      10,239,283          155,843            --           10,395,126
SPDR S&P International Financial Sector
  ETF...................................      11,180,075           63,185            --           11,243,260
SPDR S&P International Health Care
  Sector ETF............................       7,286,177               --            --            7,286,177
SPDR S&P International Industrial Sector
  ETF...................................       7,358,385               --            --            7,358,385
SPDR S&P International Materials Sector
  ETF...................................      19,783,683               --            --           19,783,683
SPDR S&P International Technology Sector
  ETF...................................      19,860,937               --            --           19,860,937
SPDR S&P International
  Telecommunications Sector ETF.........      15,125,369               --            --           15,125,369
SPDR S&P International Utilities Sector
  ETF...................................       8,661,179               --            --            8,661,179




  *  Fund held Level 3 securities that were valued at $0 at March 31, 2010.



                                                               LEVEL 2 --       LEVEL 3 --
                                            LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
SPDR INDEX SHARES FUNDS -- OTHER              QUOTED           OBSERVABLE      UNOBSERVABLE
FINANCIAL INSTRUMENTS*                        PRICES             INPUTS           INPUTS           TOTAL
--------------------------------          --------------   -----------------   ------------   --------------
SPDR S&P Emerging Asia Pacific ETF......  $           --        $  7,914           $ --             $  7,914
SPDR S&P Emerging Markets ETF...........              --         119,650             --              119,650
SPDR S&P Emerging Markets Small Cap
  ETF...................................              --          (6,580)            --               (6,580)




  * Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at March 31, 2010:

                                                                                                                   NET CHANGE IN
                                                                                                                    UNREALIZED
                                                                     REALIZED                                      APPRECIATION/
                                                                    GAIN (LOSS)                                   (DEPRECIATION)
                                                        ACCRUED     AND CHANGE                                         FROM
                                                       DISCOUNTS   IN UNREALIZED      NET        NET     BALANCE    INVESTMENTS
SPDR INDEX SHARES FUNDS --                BALANCE AT  (AMORTIZED   APPRECIATION/  PURCHASES/  TRANSFERS     AT     STILL HELD AT
LEVEL 3 SECURITIES                          9/30/09    PREMIUMS)  (DEPRECIATION)    (SALES)   IN OR OUT  3/31/10      3/31/10
---------------------------               ----------  ----------  --------------  ----------  ---------  -------  --------------
SPDR S&P World ex-US ETF*...............      $--         $--        $     --         $--      $    --     $--       $     --
  Commercial Banks......................       --          --              --          --           --      --             --
SPDR S&P International
  Small Cap ETF*........................       --          --              --          --           --      --             --
  Capital Markets.......................       --          --              --          --           --      --             --
  Real Estate Investment Trusts.........       --          --              --          --           --      --             --
  Textiles, Apparel & Luxury Goods......       --          --         (97,592)         --       97,592      --        (97,592)
SPDR Dow Jones International
  Real Estate ETF*......................       --          --              --          --           --      --             --
  Real Estate Management &
     Development........................       --          --              --          --           --      --             --
SPDR Russell/Nomura Small Cap Japan
  ETF*..................................       --          --              --          --           --      --             --
  Real Estate Management &
     Development........................       --          --              --          --           --      --             --
SPDR Dow Jones Global Real Estate ETF*..       --          --              --          --           --      --             --
  Real Estate Management &
     Development........................       --          --              --          --           --      --             --
SPDR S&P International Consumer
  Discretionary Sector ETF*.............       --          --              --          --           --      --             --
  Containers & Packaging................       --          --              --          --           --      --             --




  * Funds held Level 3 securities that were valued at $0 at March 31, 2010.


INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees' fees and other expenses which cannot be attributed to a Fund are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

EQUALIZATION

Certain Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

FUTURES

SPDR S&P Asia Pacific ETF, SPDR S&P Emerging Markets ETF and SPDR S&P Emerging Markets Small Cap ETF use futures contracts to meet each Fund's objectives. Each Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, each Fund may not achieve its objectives.

Equity risk relates to change in value of equity securities such as common stocks due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open future contracts as of March 31, 2010 is included in a table following the Fund's Investment Portfolio.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2010 and the related location in the accompanying Statements of Assets and Liabilities, presented by primary underlying risk exposure:

                                                RISK
ASSET DERIVATIVES                         EXPOSURE-EQUITY
-----------------                         ---------------
SPDR S&P Emerging Asia Pacific ETF(a)...      $  7,914
SPDR S&P Emerging Markets ETF(a)........       119,650
SPDR S&P Emerging Markets Small Cap
  ETF(a)................................        (6,580)


The derivative is located in the following Statements of Assets and Liabilities accounts:


(a) Net unrealized appreciation (depreciation) on futures. Payable for variation margin on open futures contracts reflects unsettled variation margin, if any.


Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six month ended March 31, 2010 and the related location in the accompanying Statements of Operations is summarized in the following tables by primary underlying risk exposure:

                                                RISK
REALIZED GAIN (LOSS)                      EXPOSURE-EQUITY
--------------------                      ---------------
SPDR S&P Emerging Asia Pacific ETF(a)...     $(211,256)
SPDR S&P Emerging Markets ETF(a)........       236,383
SPDR S&P Emerging Markets Small Cap
  ETF(a)................................       351,074


The above derivative is located in the following Statements of Operations account:


(a) Net realized gain (loss) on futures

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION           RISK
(DEPRECIATION)                            EXPOSURE-EQUITY
-------------------------------------     ---------------
SPDR S&P Emerging Asia Pacific ETF(a)...      $  7,914
SPDR S&P Emerging Markets ETF(a)........       (22,317)
SPDR S&P Emerging Markets Small Cap
  ETF(a)................................       (67,345)
The above derivative is located in the
  following Statements of Operations
  account:




(a)  Net change in unrealized appreciation (depreciation) on futures.


FEDERAL INCOME TAX

Each Fund has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales, and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

The Funds have reviewed the tax positions for the open tax years as of September 30, 2009 and have determined that no provision for income tax is required in the Funds' Financial Statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

For six months ended March 31, 2010, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                            NET GAIN (LOSS)
                                             RECLASSIFIED
                                          TO PAID IN CAPITAL
                                          ------------------
SPDR STOXX Europe 50 ETF................      $(1,258,496)
SPDR EURO STOXX 50 ETF..................        5,658,879
SPDR S&P Emerging Asia Pacific ETF......        3,364,596
SPDR S&P China ETF......................       10,431,966
SPDR S&P Emerging Markets ETF...........        7,744,929
SPDR S&P BRIC 40 ETF....................        2,095,395
SPDR S&P Emerging Europe ETF............        5,928,435
SPDR S&P Emerging Latin America ETF.....        1,953,887
SPDR S&P Emerging Middle East & Africa
  ETF...................................        2,776,887
SPDR Dow Jones International Real Estate
  ETF...................................        2,780,534
SPDR Russell/Nomura Small Cap Japan
  ETF...................................          585,231
SPDR S&P International Dividend ETF.....        3,562,032
SPDR S&P International Mid Cap ETF......        1,211,315
SPDR S&P Emerging Markets Small Cap
  ETF...................................        1,602,530
SPDR S&P International Health Care
  Sector ETF............................          (97,106)
SPDR S&P International Industrial Sector
  ETF...................................           29,301
SPDR S&P International
  Telecommunications Sector ETF.........          190,949

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

At September 30, 2009, the following Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

                                             2016          2017
                                          ----------   -----------
SPDR STOXX Europe 50 ETF................  $       --   $ 5,783,115
SPDR EURO STOXX 50 ETF..................          --     6,389,360
SPDR S&P Emerging Asia Pacific ETF......          --     1,375,979
SPDR S&P China ETF......................          --     2,685,375
SPDR S&P Emerging Markets ETF...........          --        63,724
SPDR S&P BRIC 40 ETF....................          --       399,946
SPDR S&P Emerging Europe ETF............          --     5,912,354
SPDR S&P Emerging Latin America ETF.....          --     3,111,522
SPDR S&P Emerging Middle East & Africa
  ETF...................................          --     1,967,866
SPDR S&P World ex-US ETF................          --        75,751
SPDR S&P International Small Cap ETF....          --    11,957,401
SPDR Dow Jones International Real Estate
  ETF...................................   2,568,760    37,378,612
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................          --       246,762
SPDR MSCI ACWI ex-US ETF................          --     2,856,017
SPDR Russell/Nomura PRIME Japan ETF.....          --       367,543
SPDR Russell/Nomura Small Cap Japan
  ETF...................................          --     1,997,862
SPDR S&P International Dividend ETF.....          --     5,689,152
SPDR Dow Jones Global Real Estate ETF...          --       103,944
SPDR S&P International Consumer Staples
  Sector ETF............................          --             7
SPDR S&P International Energy Sector
  ETF...................................          --         4,624
SPDR S&P International Financial Sector
  ETF...................................          --        39,777
SPDR S&P International Health Care
  Sector ETF............................          --        64,517
SPDR S&P International Industrial Sector
  ETF...................................          --         4,087
SPDR S&P International Materials Sector
  ETF...................................          --        65,728
SPDR S&P International
  Telecommunications Sector ETF.........          --         2,618
SPDR S&P International Utilities Sector
  ETF...................................          --        16,137


Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following year. The following Funds incurred losses during the period November 1, 2008 through September 30, 2009 that are deferred for tax purposes until fiscal 2010:

                                          DEFERRED LOSSES
                                          ---------------
SPDR STOXX Europe 50 ETF................   $  (6,178,627)
SPDR EURO STOXX 50 ETF..................     (14,921,657)
SPDR S&P Emerging Asia Pacific ETF......      (1,911,790)
SPDR S&P China ETF......................      (3,455,043)
SPDR S&P Emerging Markets ETF...........        (192,447)
SPDR S&P BRIC 40 ETF....................     (37,661,979)
SPDR S&P Emerging Europe ETF............      (9,173,376)
SPDR S&P Emerging Latin America ETF.....      (2,911,374)
SPDR S&P Emerging Middle East & Africa
  ETF...................................     (10,114,764)
SPDR S&P World ex-US ETF................      (2,821,253)
SPDR S&P International Small Cap ETF....     (10,557,466)
SPDR Dow Jones International Real Estate
  ETF...................................    (156,276,211)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                          DEFERRED LOSSES
                                          ---------------
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................   $  (3,044,553)
SPDR MSCI ACWI ex-US ETF................     (36,975,710)
SPDR Russell/Nomura PRIME Japan ETF.....        (574,285)
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      (4,290,885)
SPDR S&P International Dividend ETF.....     (14,671,733)
SPDR S&P International Mid Cap ETF......        (509,574)
SPDR Dow Jones Global Real Estate ETF...      (3,876,210)
SPDR S&P International Consumer
  Discretionary Sector ETF..............         (19,705)
SPDR S&P International Consumer Staples
  Sector ETF............................        (107,795)
SPDR S&P International Energy Sector
  ETF...................................        (119,244)
SPDR S&P International Financial Sector
  ETF...................................        (562,792)
SPDR S&P International Health Care
  Sector ETF............................          (3,109)
SPDR S&P International Industrial Sector
  ETF...................................         (41,800)
SPDR S&P International Materials Sector
  ETF...................................        (154,398)
SPDR S&P International Technology Sector
  ETF...................................         (32,218)
SPDR S&P International
  Telecommunications Sector ETF.........         (97,364)
SPDR S&P International Utilities Sector
  ETF...................................        (130,798)


DISTRIBUTIONS

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P International Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. The following Funds distribute net investment income semi-annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust's Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

SUBSEQUENT EVENTS

Management has determined there are no subsequent events or transactions that would have materially impacted the Funds' financial statements as presented.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY
    TRANSACTIONS

ADVISORY FEE

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund's average daily net assets as shown in the following table:

                                          ANNUAL RATE
                                          -----------
SPDR STOXX Europe 50 ETF................      0.29%
SPDR EURO STOXX 50 ETF..................      0.29
SPDR S&P Emerging Asia Pacific ETF......      0.59
SPDR S&P Russia ETF.....................      0.59
SPDR S&P China ETF......................      0.59
SPDR S&P Emerging Markets ETF...........      0.59
SPDR S&P BRIC 40 ETF....................      0.50
SPDR S&P Emerging Europe ETF............      0.59
SPDR S&P Emerging Latin America ETF.....      0.59
SPDR S&P Emerging Middle East & Africa
  ETF...................................      0.59
SPDR S&P World ex-US ETF................      0.34
SPDR S&P International Small Cap ETF....      0.59
SPDR Dow Jones International Real Estate
  ETF...................................      0.59
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      0.59
SPDR MSCI ACWI ex-US ETF................      0.34
SPDR Russell/Nomura PRIME Japan ETF.....      0.50
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      0.55
SPDR S&P International Dividend ETF.....      0.45
SPDR S&P International Mid Cap ETF......      0.45
SPDR S&P Emerging Markets Small Cap
  ETF...................................      0.65
SPDR Dow Jones Global Real Estate ETF...      0.50
SPDR S&P International Consumer
  Discretionary Sector ETF..............      0.50
SPDR S&P International Consumer Staples
  Sector ETF............................      0.50
SPDR S&P International Energy Sector
  ETF...................................      0.50
SPDR S&P International Financial Sector
  ETF...................................      0.50
SPDR S&P International Health Care
  Sector ETF............................      0.50
SPDR S&P International Industrial Sector
  ETF...................................      0.50
SPDR S&P International Materials Sector
  ETF...................................      0.50
SPDR S&P International Technology Sector
  ETF...................................      0.50
SPDR S&P International
  Telecommunications Sector ETF.........      0.50
SPDR S&P International Utilities Sector
  ETF...................................      0.50


The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

The Tuckerman Group, LLC, an affiliate of the Adviser, receives fees for its services as the sub-adviser to the SPDR Dow Jones International Real Estate ETF and the SPDR Dow Jones Global Real Estate ETF.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

State Street Bank and Trust Company ("State Street"), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio ("Navigator") for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

In the six months ended March 31, 2010, State Street earned securities lending agent fees from the following Funds:

                                          SECURITIES LENDING
                                              AGENT FEES
                                          ------------------
SPDR STOXX Europe 50 ETF................        $ 1,588
SPDR EURO STOXX 50 ETF..................          8,178
SPDR S&P Emerging Asia Pacific ETF......          5,716
SPDR S&P China ETF......................         10,851
SPDR S&P Emerging Markets ETF...........          2,927
SPDR S&P BRIC 40 ETF....................          6,506
SPDR S&P Emerging Europe ETF............          2,394
SPDR S&P Emerging Latin America ETF.....          7,383
SPDR S&P Emerging Middle East & Africa
  ETF...................................          1,023
SPDR S&P World ex-US ETF................          3,753
SPDR S&P International Small Cap ETF....         41,291
SPDR Dow Jones International Real Estate
  ETF...................................         85,706
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................          3,812
SPDR MSCI ACWI ex-US ETF................         14,579
SPDR Russell/Nomura PRIME Japan ETF.....            684
SPDR Russell/Nomura Small Cap Japan
  ETF...................................         11,290
SPDR S&P International Dividend ETF.....         13,085
SPDR S&P International Mid Cap ETF......            992
SPDR S&P Emerging Markets Small Cap
  ETF...................................          1,782
SPDR Dow Jones Global Real Estate ETF...          4,546
SPDR S&P International Industrial Sector
  ETF...................................             --*
SPDR S&P International Materials Sector
  ETF...................................             --*
SPDR S&P International Technology Sector
  ETF...................................              9
SPDR S&P International
  Telecommunications Sector ETF.........              2




  *  Amount shown represents less than $0.50.


DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor"), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES' FEES

The Trust and SPDR Series Trust ("SST Trust") pay, in the aggregate, each Independent Trustee an annual fee of $90,000 plus $5,000 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chair of the Board receives an additional annual fee of $25,000 and the Chair of the Audit Committee receives an additional annual fee of $10,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and SST Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund ("Liquid Reserves Fund"), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio ("Master Portfolio"). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Navigator, for which SSgA FM serves as the investment adviser. Navigator is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund and/or Navigator at March 31, 2010 and for the period then ended are:

                                             PURCHASED                     SOLD
                         VALUE AT    -------------------------  -------------------------    VALUE AT               REALIZED
LIQUID RESERVES          9/30/09          COST        SHARES      PROCEEDS       SHARES      3/31/10     INCOME   GAIN/(LOSS)
---------------       -------------  -------------  ----------  ------------  -----------  -----------  --------  -----------
SPDR STOXX Europe
  50 ETF............  $          --    $ 1,249,089   1,249,089   $ 1,248,989    1,248,989   $      100    $   27      $--
SPDR EURO STOXX
  50 ETF............             --      1,594,234   1,594,234     1,545,896    1,545,896       48,338        74       --
SPDR S&P Emerging
  Asia Pacific ETF..             --     24,402,763  24,402,763    24,114,871   24,114,871      287,892       330       --
SPDR S&P
  Russia ETF........             --          8,233       8,233            --           --        8,233        --       --
SPDR S&P China ETF..             --      4,876,715   4,876,715     4,570,471    4,570,471      306,244       529       --
SPDR S&P Emerging
  Markets ETF.......             --     18,098,166  18,098,166    15,118,637   15,118,637    2,979,529     2,421       --
SPDR S&P BRIC
  40 ETF............             --      4,149,485   4,149,485     3,308,836    3,308,836      840,649       383       --
SPDR S&P Emerging
  Europe ETF........             --     12,325,040  12,325,040    10,968,927   10,968,927    1,356,113       970       --
SPDR S&P Emerging
  Latin
  America ETF.......             --      7,387,135   7,387,135     6,934,221    6,934,221      452,914       267       --
SPDR S&P Emerging
  Middle East &
  Africa ETF........             --      1,887,469   1,887,469     1,863,018    1,863,018       24,451       121       --
SPDR S&P World ex-
  US ETF............             --      1,044,879   1,044,879       883,854      883,854      161,025        75       --
SPDR S&P
  International
  Small Cap ETF.....             --      5,936,454   5,936,454     5,680,403    5,680,403      256,051       216       --
SPDR Dow Jones
  International Real
  Estate ETF........             --     22,065,394  22,065,394    21,963,456   21,963,456      101,938       780       --
SPDR FTSE/Macquarie
  Global
  Infrastructure
  100 ETF...........             --      1,745,199   1,745,199     1,657,424    1,657,424       87,775        82       --

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PURCHASED                     SOLD
                         VALUE AT    -------------------------  -------------------------    VALUE AT               REALIZED
LIQUID RESERVES          9/30/09          COST        SHARES      PROCEEDS       SHARES      3/31/10     INCOME   GAIN/(LOSS)
---------------       -------------  -------------  ----------  ------------  -----------  -----------  --------  -----------
SPDR MSCI ACWI ex-
  US ETF............            $--    $ 4,247,818   4,247,818   $ 4,031,013    4,031,013   $  216,805    $  245      $--
SPDR Russell/Nomura
  PRIME Japan ETF...             --        170,008     170,008       152,172      152,172       17,836        12       --
SPDR Russell/Nomura
  Small Cap
  Japan ETF.........             --        693,055     693,055       678,271      678,271       14,784       113       --
SPDR S&P
  International
  Dividend ETF......             --      8,550,811   8,550,811     8,550,711    8,550,711          100       161       --
SPDR S&P
  International Mid
  Cap ETF...........             --        629,655     629,655       612,436      612,436       17,219        49       --
SPDR S&P Emerging
  Markets Small
  Cap ETF...........             --     37,381,755  37,381,755    37,381,655   37,381,655          100       614       --
SPDR Dow Jones
  Global Real
  Estate ETF........             --      2,646,223   2,646,223     2,570,729    2,570,729       75,494       107       --
SPDR S&P
  International
  Consumer
  Discretionary
  Sector ETF........             --        136,650     136,650        90,169       90,169       46,481         7       --
SPDR S&P
  International
  Consumer Staples
  Sector ETF........             --         67,392      67,392        67,292       67,292          100         6       --
SPDR S&P
  International
  Energy
  Sector ETF........             --        135,209     135,209       131,256      131,256        3,953         4       --
SPDR S&P
  International
  Financial
  Sector ETF........             --         86,382      86,382        86,282       86,282          100         3       --
SPDR S&P
  International
  Health Care
  Sector ETF........             --         55,396      55,396        55,296       55,296          100         5       --
SPDR S&P
  International
  Industrial
  Sector ETF........             --         78,463      78,463        52,867       52,867       25,596        30       --
SPDR S&P
  International
  Materials
  Sector ETF........             --         77,187      77,187        48,627       48,627       28,560         3       --
SPDR S&P
  International
  Technology
  Sector ETF........             --        172,150     172,150       168,335      168,335        3,815         7       --
SPDR S&P
  International
  Telecommunications
  Sector ETF........             --        157,135     157,135       157,014      157,014          121         5       --
SPDR S&P
  International
  Utilities
  Sector ETF........             --         33,457      33,457        29,553       29,553        3,904         3       --



                                            PURCHASED                     SOLD
                        VALUE AT    -------------------------  -------------------------    VALUE AT               REALIZED
NAVIGATOR                9/30/09        COST         SHARES      PROCEEDS       SHARES      3/31/10     INCOME   GAIN/(LOSS)
---------             ------------  ------------  -----------  ------------  -----------  -----------  --------  -----------
SPDR STOXX Europe
  50 ETF............  $  1,175,729  $ 14,640,305   14,640,305  $ 13,410,764   13,410,764  $ 2,405,270  $  9,088      $--
SPDR EURO STOXX
  50 ETF............     6,566,037    50,100,202   50,100,202    55,605,775   55,605,775    1,060,464    46,754       --
SPDR S&P Emerging
  Asia Pacific ETF..    13,610,080    57,203,606   57,203,606    52,997,374   52,997,374   17,816,312    32,387       --
SPDR S&P China ETF..    14,881,217    83,259,732   83,259,732    89,331,336   89,331,336    8,809,613    61,467       --
SPDR S&P Emerging
  Markets ETF.......     8,846,869    31,094,117   31,094,117    26,520,959   26,520,959   13,420,027    16,585       --
SPDR S&P BRIC
  40 ETF............    27,324,270   171,988,477  171,988,477   147,025,964  147,025,964   52,286,783    36,865       --
SPDR S&P Emerging
  Europe ETF........     4,106,680    59,348,567   59,348,567    53,201,196   53,201,196   10,254,051    13,570       --

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PURCHASED                     SOLD
                        VALUE AT    -------------------------  -------------------------    VALUE AT               REALIZED
NAVIGATOR                9/30/09        COST         SHARES      PROCEEDS       SHARES      3/31/10     INCOME   GAIN/(LOSS)
---------             ------------  ------------  -----------  ------------  -----------  -----------  --------  -----------
SPDR S&P Emerging
  Latin
  America ETF.......  $ 29,060,715  $ 59,015,684   59,015,684  $ 57,184,773   57,184,773  $30,891,626  $ 41,834      $--
SPDR S&P Emerging
  Middle East &
  Africa ETF........     1,222,307    20,019,468   20,019,468    13,096,236   13,096,236    8,145,539     5,784       --
SPDR S&P World ex-
  US ETF............    10,410,707    21,903,217   21,903,217    16,260,706   16,260,706   16,053,218    21,355       --
SPDR S&P
  International
  Small Cap ETF.....    48,381,934    70,329,292   70,329,292    52,236,027   52,236,027   66,475,199   236,459       --
SPDR Dow Jones
  International Real
  Estate ETF........   139,519,285   293,837,215  293,837,215   335,204,424  335,204,424   98,152,076   485,664       --
SPDR FTSE/Macquarie
  Global
  Infrastructure
  100 ETF...........    11,290,328    39,028,764   39,028,764    38,407,067   38,407,067   11,912,025    21,602       --
SPDR MSCI ACWI ex-
  US ETF............    40,247,976    77,125,472   77,125,472    61,872,927   61,872,927   55,500,521    82,619       --
SPDR Russell/Nomura
  PRIME Japan ETF...     4,252,555     8,158,248    8,158,248     7,818,176    7,818,176    4,592,627     3,929       --
SPDR Russell/Nomura
  Small Cap
  Japan ETF.........    23,849,980    24,595,763   24,595,763    24,679,523   24,679,523   23,766,220    63,978       --
SPDR S&P
  International
  Dividend ETF......     8,350,180    72,301,917   72,301,917    48,274,123   48,274,123   32,377,974    74,139       --
SPDR S&P
  International Mid
  Cap ETF...........     3,818,689     6,200,369    6,200,369     4,708,709    4,708,709    5,310,349     5,686       --
SPDR S&P Emerging
  Markets Small
  Cap ETF...........       139,177     7,626,824    7,626,824     5,332,272    5,332,272    2,433,729    10,100       --
SPDR Dow Jones
  Global Real
  Estate ETF........     3,991,795    63,784,410   63,784,410    39,862,449   39,862,449   27,913,756    25,769       --
SPDR S&P
  International
  Industrial
  Sector ETF........            --         7,400        7,400           476          476        6,924        --*      --
SPDR S&P
  International
  Materials
  Sector ETF........            --        77,528       77,528            --           --       77,528        --*      --
SPDR S&P
  International
  Technology
  Sector ETF........            --       105,850      105,850       105,850      105,850           --        52       --
SPDR S&P
  International
  Telecommunications
  Sector ETF........            --       396,748      396,748       202,141      202,141      194,607        13       --




  *  Amount shown represents less than $0.50.


4.  SHAREHOLDER TRANSACTIONS

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Russia ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR Dow Jones Global Real Estate ETF and

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


200,000 shares for SPDR World ex-US ETF, SPDR MSCI ACWI ex-US ETF and SPDR Russell/Nomura PRIME Japan ETF. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2010 was as follows:

                                                               GROSS          GROSS      NET UNREALIZED
                                            IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                               COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          --------------   ------------   ------------   --------------
SPDR STOXX Europe 50 ETF................  $   64,731,210   $  1,177,324   $ 18,722,750    $ (17,545,426)
SPDR EURO STOXX 50 ETF..................     224,230,529        242,376     67,451,872      (67,209,496)
SPDR S&P Emerging Asia Pacific ETF......     573,070,943    100,033,006     16,364,922       83,668,084
SPDR S&P Russia ETF.....................       4,409,353        149,997         24,195          125,802
SPDR S&P China ETF......................     504,326,705     85,041,177     17,831,935       67,209,242
SPDR S&P Emerging Markets ETF...........     134,232,393     18,227,233      4,926,415       13,300,818
SPDR S&P BRIC 40 ETF....................     469,151,134     47,777,846     25,839,581       21,938,265
SPDR S&P Emerging Europe ETF............     244,233,747     24,799,310     17,859,944        6,939,366
SPDR S&P Emerging Latin America ETF.....     193,960,603     20,258,698      7,688,549       12,570,149
SPDR S&P Emerging Middle East & Africa
  ETF...................................     140,266,336     16,824,630     15,951,985          872,645
SPDR S&P World ex-US ETF................     111,809,178     14,029,416      3,716,562       10,312,854
SPDR S&P International Small Cap ETF....     703,249,868     47,706,114     89,588,819      (41,882,705)
SPDR Dow Jones International Real Estate
  ETF...................................   1,430,055,666     37,442,032    244,155,265     (206,713,233)
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................      99,038,841        945,826     22,279,544      (21,333,718)
SPDR MSCI ACWI ex-US ETF................     468,875,530     27,657,770     51,519,545      (23,861,775)
SPDR Russell/Nomura PRIME Japan ETF.....      24,351,950        623,491      4,647,561       (4,024,070)
SPDR Russell/Nomura Small Cap Japan
  ETF...................................     119,604,046      3,127,674     19,109,554      (15,981,880)
SPDR S&P International Dividend ETF.....     245,698,058     15,736,657      7,609,020        8,127,637
SPDR S&P International Mid Cap ETF......      29,117,195      2,968,741        754,592        2,214,149
SPDR S&P Emerging Markets Small Cap
  ETF...................................     143,961,572     21,197,855      2,710,052       18,487,803
SPDR Dow Jones Global Real Estate ETF...     125,584,965     22,452,388        166,089       22,286,299
SPDR S&P International Consumer
  Discretionary Sector ETF..............       7,519,567        610,356        531,251           79,105
SPDR S&P International Consumer Staples
  Sector ETF............................       6,760,837        584,084        208,890          375,194
SPDR S&P International Energy Sector
  ETF...................................      11,194,552        313,537      1,112,963         (799,426)
SPDR S&P International Financial Sector
  ETF...................................      11,466,312        613,178        836,230         (223,052)
SPDR S&P International Health Care
  Sector ETF............................       7,517,876        249,102        480,801         (231,699)
SPDR S&P International Industrial Sector
  ETF...................................       7,819,604        323,559        784,778         (461,219)
SPDR S&P International Materials Sector
  ETF...................................      19,046,957      1,430,862        694,136          736,726
SPDR S&P International Technology Sector
  ETF...................................      18,061,546      2,143,554        344,163        1,799,391

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               GROSS          GROSS      NET UNREALIZED
                                            IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
                                               COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          --------------   ------------   ------------   --------------
SPDR S&P International
  Telecommunications Sector ETF.........  $   15,931,470   $    269,365   $  1,075,466    $    (806,101)
SPDR S&P International Utilities Sector
  ETF...................................      10,123,515        128,349      1,590,685       (1,462,336)


6.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2010, the following Funds had in-kind contributions, in-kind redemptions and in-kind realized gain/loss as follows:

                                                                          REALIZED
                                          CONTRIBUTIONS   REDEMPTIONS    GAIN/LOSS
                                          -------------   -----------   -----------
SPDR STOXX Europe 50 ETF................   $         --   $10,229,830   $(1,258,496)
SPDR EURO STOXX 50 ETF..................      8,179,536    24,668,536     5,658,879
SPDR S&P Emerging Asia Pacific ETF......     94,776,599     8,074,318     3,364,596
SPDR S&P Russia ETF.....................      4,508,721            --            --
SPDR S&P China ETF......................    109,746,762    27,023,312    10,431,966
SPDR S&P Emerging Markets ETF...........     40,671,309    17,548,742     7,744,929
SPDR S&P BRIC 40 ETF....................     72,620,738     6,734,202     2,095,395
SPDR S&P Emerging Europe ETF............    108,288,758    37,651,355     5,928,435
SPDR S&P Emerging Latin America ETF.....     29,153,579    10,339,461     1,953,887
SPDR S&P Emerging Middle East & Africa
  ETF...................................             --    10,782,162     2,776,887
SPDR S&P World ex-US ETF................     18,752,798            --            --
SPDR S&P International Small Cap ETF....     61,649,521            --            --
SPDR Dow Jones International Real Estate
  ETF...................................    203,249,282     7,013,322     2,780,534
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................             --            --            --
SPDR MSCI ACWI ex-US ETF................     67,359,902            --            --
SPDR Russell/Nomura PRIME Japan ETF.....             --            --            --
SPDR Russell/Nomura Small Cap Japan
  ETF...................................      1,924,197     5,827,306       585,231
SPDR S&P International Dividend ETF.....    108,038,244    15,676,748     3,562,032
SPDR S&P International Mid Cap ETF......      9,053,631     4,706,161     1,211,315
SPDR S&P Emerging Markets Small Cap
  ETF...................................     38,412,960     5,635,051     1,602,530
SPDR Dow Jones Global Real Estate ETF...     31,961,585            --            --
SPDR S&P International Consumer
  Discretionary Sector ETF..............      2,430,652            --            --
SPDR S&P International Consumer Staples
  Sector ETF............................      1,403,171            --            --
SPDR S&P International Energy Sector
  ETF...................................      3,958,208            --            --
SPDR S&P International Financial Sector
  ETF...................................      6,269,962            --            --
SPDR S&P International Health Care
  Sector ETF............................      2,985,437     1,464,134       (97,106)
SPDR S&P International Industrial Sector
  ETF...................................      3,557,505     1,140,919        29,301
SPDR S&P International Materials Sector
  ETF...................................      9,126,622            --            --
SPDR S&P International Technology Sector
  ETF...................................      7,379,544            --            --
SPDR S&P International
  Telecommunications Sector ETF.........      8,408,500     2,270,107       190,949
SPDR S&P International Utilities Sector
  ETF...................................      4,502,347            --            --


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of the Funds' daily net shareholder transactions

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

while the Statements of Changes reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended March 31 2010, the Trust had purchases and sales of investment securities as follows:

                                            PURCHASES        SALES
                                          ------------   ------------
SPDR STOXX Europe 50 ETF................  $  1,410,742   $  1,983,348
SPDR EURO STOXX 50 ETF..................     6,927,297      6,551,046
SPDR S&P Emerging Asia Pacific ETF......    79,224,905     11,422,193
SPDR S&P Russia ETF.....................            --        113,525
SPDR S&P China ETF......................    62,510,526     59,713,658
SPDR S&P Emerging Markets ETF...........    13,238,541      5,675,750
SPDR S&P BRIC 40 ETF....................    35,641,063     34,818,636
SPDR S&P Emerging Europe ETF............    31,604,501     19,434,267
SPDR S&P Emerging Latin America ETF.....    10,881,063      4,443,022
SPDR S&P Emerging Middle East & Africa
  ETF...................................     2,122,896      3,873,712
SPDR S&P World ex-US ETF................     4,733,422      5,177,517
SPDR S&P International Small Cap ETF....    14,352,572     10,918,748
SPDR Dow Jones International Real Estate
  ETF...................................    41,946,224     49,625,572
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF................     1,282,206      1,512,544
SPDR MSCI ACWI ex-US ETF................     2,757,137      3,302,923
SPDR Russell/Nomura PRIME Japan ETF.....            --         60,015
SPDR Russell/Nomura Small Cap Japan
  ETF...................................    17,727,825     17,469,072
SPDR S&P International Dividend ETF.....   128,054,856    128,296,882
SPDR S&P International Mid Cap ETF......       673,813      1,488,724
SPDR S&P Emerging Markets Small Cap
  ETF...................................    59,064,090      9,462,564
SPDR Dow Jones Global Real Estate ETF...     3,446,802      4,185,478
SPDR S&P International Consumer
  Discretionary Sector ETF..............       506,073        488,749
SPDR S&P International Consumer Staples
  Sector ETF............................       122,789        142,078
SPDR S&P International Energy Sector
  ETF...................................       459,771        489,217
SPDR S&P International Financial Sector
  ETF...................................       126,380        250,430
SPDR S&P International Health Care
  Sector ETF............................            --             --
SPDR S&P International Industrial Sector
  ETF...................................         1,040             --
SPDR S&P International Materials Sector
  ETF...................................       393,704        482,266
SPDR S&P International Technology Sector
  ETF...................................       327,664        651,811
SPDR S&P International
  Telecommunications Sector ETF.........       482,147        579,471
SPDR S&P International Utilities Sector
  ETF...................................       156,759        139,414


For the six months ended March 31, 2010, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.  CONCENTRATION OF RISK

The Funds' assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds' assets were invested in a wider variety of countries. In addition, the Funds' assets may be concentrated in certain industries, subjecting them to greater risk than Funds that invest in a wider range of industries.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

8.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2010 and the value of the invested cash collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represent the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested on October 1, 2009 and held for the six months ended March 31, 2010.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Funds charge transaction fees at scheduled amounts ranging from $500 to $12,000 per transaction to those persons creating or redeeming Creation Units. If you buy or sell Shares of the Fund in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                EXPENSES PAID
                                                          BEGINNING ACCOUNT   ENDING ACCOUNT   DURING PERIOD*
                                            ANNUALIZED          VALUE              VALUE         10/1/09 TO
                                          EXPENSE RATIO        10/1/09            3/31/10          3/31/10
                                          -------------   -----------------   --------------   --------------
ACTUAL
  SPDR STOXX Europe 50 ETF..............       0.29%            $1,000           $1,002.40          $1.45
  SPDR EURO STOXX 50 ETF................       0.29              1,000              950.30           1.41
  SPDR S&P Emerging Asia Pacific ETF....       0.60              1,000            1,091.30           3.13
  SPDR S&P Russia ETF**.................       0.59              1,000            1,029.70           0.34
  SPDR S&P China ETF....................       0.59              1,000            1,086.10           3.07
  SPDR S&P Emerging Markets ETF.........       0.59              1,000            1,117.40           3.11
  SPDR S&P BRIC 40 ETF..................       0.50              1,000            1,096.60           2.61
  SPDR S&P Emerging Europe ETF..........       0.59              1,000            1,153.50           3.17
  SPDR S&P Emerging Latin America ETF...       0.60              1,000            1,154.60           3.22
  SPDR S&P Emerging Middle East & Africa
     ETF................................       0.59              1,000            1,151.80           3.17
  SPDR S&P World ex-US ETF..............       0.34              1,000            1,038.20           1.73
  SPDR S&P International Small Cap ETF..       0.60              1,000            1,050.90           3.07
  SPDR Dow Jones International Real
     Estate ETF.........................       0.59              1,000            1,009.60           2.96
  SPDR FTSE/Macquarie Global
     Infrastructure 100 ETF.............       0.59              1,000            1,000.60           2.94
  SPDR MSCI ACWI ex-US ETF..............       0.34              1,000            1,049.40           1.74
  SPDR Russell/Nomura PRIME Japan ETF...       0.50              1,000            1,042.90           2.55
  SPDR Russell/Nomura Small Cap Japan
     ETF................................       0.55              1,000            1,002.70           2.75
  SPDR S&P International Dividend ETF...       0.46              1,000            1,047.00           2.35
  SPDR S&P International Mid Cap ETF....       0.46              1,000            1,054.60           2.36
  SPDR S&P Emerging Markets Small Cap
     ETF................................       0.66              1,000            1,140.30           3.52
  SPDR Dow Jones Global Real Estate
     ETF................................       0.50              1,000            1,092.40           2.61
  SPDR S&P International Consumer
     Discretionary Sector ETF...........       0.50              1,000            1,058.20           2.57
  SPDR S&P International Consumer
     Staples Sector ETF.................       0.50              1,000            1,099.70           2.62
  SPDR S&P International Energy Sector
     ETF................................       0.50              1,000            1,034.70           2.54
  SPDR S&P International Financial
     Sector ETF.........................       0.50              1,000              969.10           2.45
  SPDR S&P International Health Care
     Sector ETF.........................       0.50              1,000            1,045.40           2.55
  SPDR S&P International Industrial
     Sector ETF.........................       0.50              1,000            1,078.80           2.59
  SPDR S&P International Materials
     Sector ETF.........................       0.50              1,000            1,142.50           2.67
  SPDR S&P International Technology
     Sector ETF.........................       0.50              1,000            1,088.90           2.60
  SPDR S&P International
     Telecommunications Sector ETF......       0.50              1,000              987.50           2.48
  SPDR S&P International Utilities
     Sector ETF.........................       0.51              1,000              959.10           2.49

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                EXPENSES PAID
                                                          BEGINNING ACCOUNT   ENDING ACCOUNT   DURING PERIOD*
                                            ANNUALIZED          VALUE              VALUE         10/1/09 TO
                                          EXPENSE RATIO        10/1/09            3/31/10          3/31/10
                                          -------------   -----------------   --------------   --------------
HYPOTHETICAL
  SPDR STOXX Europe 50 ETF..............       0.29%            $1,000           $1,023.49          $1.46
  SPDR EURO STOXX 50 ETF................       0.29              1,000            1,023.49           1.46
  SPDR S&P Emerging Asia Pacific ETF....       0.60              1,000            1,021.94           3.02
  SPDR S&P Russia ETF**.................       0.59              1,000            1,021.99           2.97
  SPDR S&P China ETF....................       0.59              1,000            1,021.99           2.97
  SPDR S&P Emerging Markets ETF.........       0.59              1,000            1,021.99           2.97
  SPDR S&P BRIC 40 ETF..................       0.50              1,000            1,022.44           2.52
  SPDR S&P Emerging Europe ETF..........       0.59              1,000            1,021.99           2.97
  SPDR S&P Emerging Latin America ETF...       0.60              1,000            1,021.94           3.02
  SPDR S&P Emerging Middle East & Africa
     ETF................................       0.59              1,000            1,021.99           2.97
  SPDR S&P World ex-US ETF..............       0.34              1,000            1,023.24           1.72
  SPDR S&P International Small Cap ETF..       0.60              1,000            1,021.94           3.02
  SPDR Dow Jones International Real
     Estate ETF.........................       0.59              1,000            1,021.99           2.97
  SPDR FTSE/Macquarie Global
     Infrastructure 100 ETF.............       0.59              1,000            1,021.99           2.97
  SPDR MSCI ACWI ex-US ETF..............       0.34              1,000            1,023.24           1.72
  SPDR Russell/Nomura PRIME Japan ETF...       0.50              1,000            1,022.44           2.52
  SPDR Russell/Nomura Small Cap Japan
     ETF................................       0.55              1,000            1,022.19           2.77
  SPDR S&P International Dividend ETF...       0.46              1,000            1,022.64           2.32
  SPDR S&P International Mid Cap ETF....       0.46              1,000            1,022.64           2.32
  SPDR S&P Emerging Markets Small Cap
     ETF................................       0.66              1,000            1,021.64           3.33
  SPDR Dow Jones Global Real Estate
     ETF................................       0.50              1,000            1,022.44           2.52
  SPDR S&P International Consumer
     Discretionary Sector ETF...........       0.50              1,000            1,022.44           2.52
  SPDR S&P International Consumer
     Staples Sector ETF.................       0.50              1,000            1,022.44           2.52
  SPDR S&P International Energy Sector
     ETF................................       0.50              1,000            1,022.44           2.52
  SPDR S&P International Financial
     Sector ETF.........................       0.50              1,000            1,022.44           2.52
  SPDR S&P International Health Care
     Sector ETF.........................       0.50              1,000            1,022.44           2.52
  SPDR S&P International Industrial
     Sector ETF.........................       0.50              1,000            1,022.44           2.52
  SPDR S&P International Materials
     Sector ETF.........................       0.50              1,000            1,022.44           2.52
  SPDR S&P International Technology
     Sector ETF.........................       0.50              1,000            1,022.44           2.52
  SPDR S&P International
     Telecommunications Sector ETF......       0.50              1,000            1,022.44           2.52
  SPDR S&P International Utilities
     Sector ETF.........................       0.51              1,000            1,022.39           2.57




  * Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 365.
 ** Actual period is from commencement of operations 3/10/10. Hypothetical period is from 10/1/09.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND RECORDS

A description of the Trust's proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Fund's website at www.spdrs.com.

SHAREHOLDER MEETING RESULTS

A special meeting of shareholders of SPDR Index Shares Funds was held on March 19, 2010, with adjournment and continuation on April 26, 2010, and an adjournment and continuation on May 20, 2010, for certain proposals and SPDR Funds. The percentages shown below represent the percent of voting shares present at the meeting that voted for the proposal. The proposals acted upon by shareholders and the results of the shareholder vote were as follows:

PROPOSAL 1

To elect a Board of Trustees of the Trust. Shareholders of SPDR Index Shares Funds approved Proposal 1.

INDEPENDENT TRUSTEE                          VOTES FOR     VOTES WITHHELD   PERCENTAGE FOR
-------------------                       --------------   --------------   --------------
Frank Nesvet............................  90,087,483.851    4,657,944.950       95.084
David M. Kelly..........................  90,082,495.475    4,662,933.326       95.079
Bonny Eugenia Boatman...................  90,695,124.235    4,050,304.566       95.726
Dwight D. Churchill.....................  90,732,294.614    4,013,134.187       95.765
Carl G. Verboncoeur.....................  90,711,106.201    4,034,322.600       95.742



INTERESTED TRUSTEE                           VOTES FOR     VOTES WITHHELD   PERCENTAGE FOR
------------------                        --------------   --------------   --------------
James E. Ross...........................  87,159,686.551    7,585,742.248       91.994
                                          --------------    -------------       ------



PROPOSAL 2

To approve an investment sub-advisory agreement between SSgA Funds Management, Inc. and Nuveen Asset Management. This proposal was not applicable to any series of SPDR Index Shares Funds.

PROPOSAL 3

To approve a "manager of managers" structure for all SPDR Funds. Shareholders of all SPDR Funds did not approve this proposal.

PROPOSAL 4

To update and standardize the SPDR Funds' fundamental policies regarding:

     a. Purchasing and selling real estate;
     b. Issuing senior securities and borrowing money;
     c. Making loans;
     d. Purchasing and selling commodities;
     e. Concentrating investments in a particular industry or group of industries;
     f. Underwriting activities; and
     g. Eliminating outdated fundamental investment policies not required by law.

It is anticipated that the foregoing policy changes will be implemented before the end of 2010.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FUND                                         VOTES FOR     VOTES ABSTAIN   VOTES AGAINST   BROKER NON-VOTES   PERCENTAGE FOR
----                                      --------------   -------------   -------------   ----------------   --------------
SPDR STOXX Europe 50 ETF
  4a....................................     725,360.899     12,921.693       31,457.087       299,579.272        67.834
  4b....................................     721,163.622     12,995.693       35,580.364       299,579.272        67.442
  4c....................................     721,840.899     12,995.693       34,903.087       299,579.272        67.505
  4d....................................     722,262.326     12,602.572       34,874.781       299,579.272        67.545
  4e....................................     722,886.019     12,528.572       34,325.088       299,579.272        67.603
  4f....................................     722,191.019     12,602.572       34,946.088       299,579.272        67.538
  4g....................................     720.670.750     13,540.265       35,528.664       299,579.272        67.396
SPDR S&P Emerging Asia Pacific ETF
  4a....................................   3,610,425.380     15,498.732       76,184.166     1,225,996.680        73.262
  4b....................................   3,606,789.440     15,740.732       79,578.106     1,225,996.680        73.189
  4c....................................   3,607,285.380     14,843.732       79,979.166     1,225,996.680        73.199
  4d....................................   3,608,760.379     14,593.411       78,754.488     1,225,996.680        73.229
  4e....................................   3,609,179.440     16,242.411       76,686.427     1,225,996.680        73.237
  4f....................................   3,609,444.379     14,980.411       77,683.488     1,225,996.680        73.243
  4g....................................   3,608,675.742     14,596.933       78,835.603     1,225,996.680        73.227
SPDR S&P Emerging Markets ETF
  4a....................................   1,186,344.382     21,510.185       13,913.331       404,127.323        72.966
  4b....................................   1,185,191.769     21,294.185       15,281.944       404,127.323        72.895
  4c....................................   1,183,344.769     22,125.185       16,297.944       404,127.323        72.782
  4d....................................   1,183,198.382     21,896.000       16,673.516       404,127.323        72.773
  4e....................................   1,186,528.567     20,193.000       15,046.331       404,127.323        72.977
  4f....................................   1,185,988.954     21,416.000       14,362.944       404,127.323        72.944
  4g....................................   1,186,494.382     20,315.185       14,958.331       404,127.323        72.975
SPDR S&P Emerging Europe ETF*
  4a....................................   2,560,037.299    228,446.123       39,037.750     1,078,067.614        50.197
  4b....................................   2,557,219.299    228,763.123       41,538.750     1,078,067.614        50.142
  4c....................................   2,557,682.242    228,102.373       41,736.307     1,078,067.864        50.151
  4d....................................   2,558,744.549    229,236.373       39,540.000     1,078,067.864        50.171
  4e....................................   2,758,593.299     28,970.123       39,957.750     1,078,067.614        54.090
  4f....................................   2,556,374.549    228,212.373       42,934.000     1,078,067.864        50.125
  4g....................................   2,558,325.992    227,858.123       41,337.057     1,078,067.614        50.163
SPDR S&P Emerging Latin America ETF
  4a....................................   1,022,315.849     26,154.552       37,662.499       425,629.605        67.625
  4b....................................   1,023,167.182     17,137.302       45,828.666       425,629.355        67.681
  4c....................................   1,021,639.629     18,115.552       46,377.719       425,629.605        67.580
  4d....................................   1,023,496.444     16,785.302       45,851.404       425,629.355        67.703
  4e....................................   1,020,321.566     24,634.302       41,177.282       425,629.355        67.493
  4f....................................   1,021,399.182     18,307.302       46,426.666       425,629.355        67.564
  4g....................................   1,030,042.381     16,975.367       39,115.152       425,629.605        68.136

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FUND                                         VOTES FOR     VOTES ABSTAIN   VOTES AGAINST   BROKER NON-VOTES   PERCENTAGE FOR
----                                      --------------   -------------   -------------   ----------------   --------------
SPDR S&P Emerging Middle East & Africa
  ETF
  4a....................................     824,669.328      8,119.295       15,172.923       353,362.587        68.647
  4b....................................     824,127.328      8,923.295       14,910.923       353,362.587        68.602
  4c....................................     824,651.602      9,102.295       14,207.649       353,362.587        68.646
  4d....................................     827,583.328      8,726.295       11,651.923       353,362.587        68.890
  4e....................................     827,509.328      8,965.295       11,486.923       353,362.587        68.884
  4f....................................     823,966.328      9,415.295       14,579.923       353,362.587        68.589
  4g....................................     826,671.611      7,895.295       13,394.640       353,362.587        68.814
SPDR S&P World ex-US ETF
  4a....................................   2,090,954.031     60,879.594       37,178.585       675,024.111        73.008
  4b....................................   2,087,664.031     61,520.594       39,827.585       675,024.111        72.893
  4c....................................   2,086,758.031     61,678.594       40,575.585       675,024.111        72.861
  4d....................................   2,084,610.031     64,214.594       40,187.585       675,024.111        72.786
  4e....................................   2,087,933.031     61,101.594       39,977.585       675,024.111        72.902
  4f....................................   2,087,443.031     62,664.594       38,904.585       675,024.111        72.885
  4g....................................   2,087,342.416     57,999.594       43,670.200       675,024.111        72.882
SPDR S&P International Small Cap ETF
  4a....................................  12,156,328.265    144,615.497    1,213,192.808     3,126,088.134        73.054
  4b....................................  12,126,966.140    147,370.576    1,239,799.854     3,126,088.134        72.878
  4c....................................  12,129,552.090    146,267.345    1,238,316.885     3,126,088.384        72.893
  4d....................................  12,150,682.958    146,168.473    1,217,285.139     3,126,088.134        73.020
  4e....................................  12,148,152.727    142,210.638    1,223,772.955     3,126,088.384        73.005
  4f....................................  12,144,110.942    142,313.440    1,227,711.938     3,126,088.384        72.981
  4g....................................  12,127,448.238    143,840.845    1,242,847.237     3,126,088.384        72.881
SPDR Dow Jones International Real Estate
  ETF
  4a....................................  18,352,775.401    114,716.240      824,079.794     2,692,967.869        83.481
  4b....................................  18,328,841.551    116,010.580      846,694.304     2,692,992.869        83.372
  4c....................................  18,326,345.378    116,278.835      848,947.222     2,692,967.869        83.360
  4d....................................  18,341,464.235    118,290.413      831,816.787     2,692,967.869        83.429
  4e....................................  18,332,847.296    114,230.676      844,493.463     2,692,967.869        83.390
  4f....................................  18,328,655.556    118,364.663      844,525.966     2,692,993.119        83.371
  4g....................................  18,333,794.008    115,730.935      842,046.492     2,692,967.869        83.394
SPDR FTSE/Macquarie Global
  Infrastructure 100 ETF
  4a....................................     726,242.435     11,544.574       21,624.738       289,171.103        69.260
  4b....................................     724,002.327     12,461.574       22,947.846       289,171.103        69.046
  4c....................................     724,833.327     11,699.574       22,878.846       289,171.103        69.126
  4d....................................     727,333.509     10,153.574       21,924.664       289,171.103        69.364
  4e....................................     726,196.651      9,584.932       23,629.914       289,171.353        69.256
  4f....................................     726,671.401     10,342.682       22,397.664       289,171.103        69.301
  4g....................................     728,718.577      9,869.824       20,823.096       289,171.353        69.496

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FUND                                         VOTES FOR     VOTES ABSTAIN   VOTES AGAINST   BROKER NON-VOTES   PERCENTAGE FOR
----                                      --------------   -------------   -------------   ----------------   --------------
SPDR MSCI ACWI ex-US ETF
  4a....................................   7,213,974.654    191,309.519      100,656.411     1,873,346.617        76.914
  4b....................................   7,211,162.855    248,737.818       46,040.161     1,873,346.367        76.884
  4c....................................   7,275,129.708    189,225.965       41,585.161     1,873,346.367        77.566
  4d....................................   7,271,698.146    191,330.269       42,912.419     1,873,346.367        77.530
  4e....................................   7,270,855.396    192,960.519       42,124.669     1,873,346.617        77.521
  4f....................................   7,210,587.654    250,005.519       45,347.411     1,873,346.617        76.878
  4g....................................   7,249,629.404    191,870.269       64,441.161     1,873,346.367        77.295
SPDR Russell/Nomura PRIME Japan ETF
  4a....................................     265,237.021      2,702.265        1,302.426        22,382.187        90.952
  4b....................................     265,237.021      2,702.265        1,302.426        22,382.187        90.952
  4c....................................     265,237.021      2,702.265        1,302.426        22,382.187        90.952
  4d....................................     265,237.021      2,702.265        1,302.426        22,382.187        90.952
  4e....................................     265,237.021      2,702.265        1,302.426        22,382.187        90.952
  4f....................................     265,237.021      2,702.265        1,302.426        22,382.187        90.952
  4g....................................     265,237.021      2,702.265        1,302.426        22,382.187        90.952
SPDR Russell/Nomura Small Cap Japan ETF
  4a....................................   1,000,275.738      5,989.357       38,752.918       245,407.968        77.516
  4b....................................     998,254.738      5,990.357       40,772.918       245,407.968        77.359
  4c....................................     995,788.738      5,989.357       43,239.918       245,407.968        77.168
  4d....................................   1,001,224.738      5,990.357       37,802.918       245,407.968        77.589
  4e....................................   1,003,048.738      5,990.357       35,978.918       245,407.968        77.731
  4f....................................   1,002,305.738      6,112.357       36,599.918       245,407.968        77.673
  4g....................................   1,003,827.965      5,505.357       35,684.691       245,407.968        77.791
SPDR S&P International Dividend ETF
  4a....................................   2,074,561.495     63,973.383       42,642.565       592,282.153        74.801
  4b....................................   2,068,954.292     63,178.133       49,045.268       592,281.903        74.599
  4c....................................   2,065,123.282     64,454.383       51,599.778       592,282.153        74.461
  4d....................................   2,068,362.282     63,058.383       49,756.778       592,282.153        74.577
  4e....................................   2,073,905.601     61,879.133       45,392.959       592,281.903        74.777
  4f....................................   2,068,078.228     63,895.133       49,204.332       592,281.903        74.567
  4g....................................   2,070,451.709     61,472.133       49,253.851       592,281.903        74.653
SPDR S&P International Mid Cap ETF
  4a....................................     315,779.517      9,341.000        2,954.000        96,814.186        74.321
  4b....................................     306,704.822      9,341.000       12,028.695        96,814.186        72.185
  4c....................................     309,779.517      9,341.000        8,954.000        96,814.186        72.909
  4d....................................     311,557.822      9,691.000        6,825.695        96,814.186        73.327
  4e....................................     313,779.517      9,341.000        4,954.000        96,814.186        73.850
  4f....................................     313,379.517      9,341.000        5,354.000        96,814.186        73.756
  4g....................................     313,080.517      9,640.000        5,354.000        96,814.186        73.686

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FUND                                         VOTES FOR     VOTES ABSTAIN   VOTES AGAINST   BROKER NON-VOTES   PERCENTAGE FOR
----                                      --------------   -------------   -------------   ----------------   --------------
SPDR S&P Emerging Markets Small Cap ETF
  4a....................................   1,210,352.055     28,893.461       21,473.505       534,014.456        67.440
  4b....................................   1,203,724.283     30,043.233       26,951.505       534,014.456        67.070
  4c....................................   1,204,924.517     28,479.080       27,315.424       534,014.456        67.137
  4d....................................   1,211,921.055     27,066.461       21,731.505       534,014.456        67.527
  4e....................................   1,211,981.289     28,345.461       20,392.271       534,014.456        67.530
  4f....................................   1,208,405.902     30,430.461       21,882.658       534,014.456        67.331
  4g....................................   1,212,818.486     27,202.461       20,698.074       534,014.456        67.577
SPDR Dow Jones Global Real Estate ETF
  4a....................................   1,749,630.035     80,549.404       14,499.000       491,615.935        74.890
  4b....................................   1,748,641.189     80,499.750       15,537.750       491,615.685        74.847
  4c....................................   1,747,559.439     80,044.000       17,075.000       491,615.935        74.801
  4d....................................   1,749,934.189     79,915.750       14,828.750       491,615.685        74.903
  4e....................................   1,748,126.189     79,903.750       16,648.750       491,615.685        74.825
  4f....................................   1,749,559.189     79,663.750       15,455.750       491,615.685        74.887
  4g....................................   1,721,297.739     80,647.750       42,733.200       491,615.685        73.677
SPDR S&P International Consumer
  Discretionary Sector ETF
  4a....................................     146,970.538        320.094          441.095        28,275.651        83.503
  4b....................................     146,510.538        320.094          901.095        28,275.651        83.242
  4c....................................     146,510.538        320.094          901.095        28,275.651        83.242
  4d....................................     146,610.538        320.094          801.095        28,275.651        83.298
  4e....................................     146,870.538        320.094          541.095        28,275.651        83.446
  4f....................................     146,510.538        320.094          901.095        28,275.651        83.242
  4g....................................     146,970.538        320.094          441.095        28,275.651        83.503
SPDR S&P International Consumer Staples
  Sector ETF
  4a....................................     140,343.769        645.000          475.000        45,705.000        74.983
  4b....................................     140,053.769        645.000          765.000        45,705.000        74.828
  4c....................................     139,698.769        645.000        1,120.000        45,705.000        74.638
  4d....................................     140,288.769        645.000          530.000        45,705.000        74.954
  4e....................................     140,343.769        645.000          475.000        45,705.000        74.983
  4f....................................     139,753.769        645.000        1,065.000        45,705.000        74.668
  4g....................................     140,473.769        645.000          345.000        45,705.000        75.052
SPDR S&P International Energy Sector ETF
  4a....................................     200,577.441      3,459.000        2,560.000        59,413.420        75.403
  4b....................................     200,827.441      3,609.000        2,160.000        59,413.420        75.497
  4c....................................     201,142.441      3,209.000        2,245.000        59,413.420        75.615
  4d....................................     200,992.441      3,459.000        2,145.000        59,413.420        75.559
  4e....................................     200,277.441      3,459.000        2,860.000        59,413.420        75.290
  4f....................................     201,077.441      3,459.000        2,060.000        59,413.420        75.591
  4g....................................     200,992.441      3,759.000        1,845.000        59,413.420        75.559

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FUND                                         VOTES FOR     VOTES ABSTAIN   VOTES AGAINST   BROKER NON-VOTES   PERCENTAGE FOR
----                                      --------------   -------------   -------------   ----------------   --------------
SPDR S&P International Financial Sector
  ETF
  4a....................................     259,547.511        366.000        5,245.000        53,019.836        81.573
  4b....................................     259,547.511        366.000        5,245.000        53,019.836        81.573
  4c....................................     259,622.511        366.000        5,170.000        53,019.836        81.597
  4d....................................     259,785.511        366.000        5,007.000        53,019.836        81.648
  4e....................................     259,632.511        519.000        5,007.000        53,019.836        81.600
  4f....................................     259,632.511        366.000        5,160.000        53,019.836        81.600
  4g....................................     259,832.511        166.000        5,160.000        53,019.836        81.663
SPDR S&P International Health Care
  Sector ETF*
  4a....................................      76,108.897     47,634.000        1,145.000         9,734.018        50.739
  4b....................................      75,859.897     47,834.000        1,194.000         9,734.018        50.573
  4c....................................      75,459.897     47,714.000        1,714.000         9,734.018        50.306
  4d....................................      75,979.897     47,714.000        1,194.000         9,734.018        50.653
  4e....................................      75,628.897     47,714.000        1,545.000         9,734.018        50.419
  4f....................................      75,459.897     47,834.000        1,594.000         9,734.018        50.306
  4g....................................      75,508.897     47,834.000        1,545.000         9,734.018        50.339
SPDR S&P International Industrial Sector
  ETF*
  4a....................................     131,077.225     28,884.000        1,550.000        40,483.102        52.431
  4b....................................     131,277.225     28,884.000        1,350.000        40,483.102        52.511
  4c....................................     130,768.225     29,299.000        1,444.000        40,483.102        52.307
  4d....................................     130,862.225     29,299.000        1,350.000        40,483.102        52.345
  4e....................................     131,128.225     28,939.000        1,444.000        40,483.102        52.451
  4f....................................     130,573.225     29,299.000        1,639.000        40,483.102        52.229
  4g....................................     130,655.225     29,320.000        1,536.000        40,483.102        52.262
SPDR S&P International Materials Sector
  ETF*
  4a....................................     321,258.271      7,261.000        7,930.078       153,337.976        58.410
  4b....................................     319,001.271      6,761.000       10,687.078       153,337.976        58.000
  4c....................................     320,581.271      6,761.000        9,107.078       153,337.976        58.827
  4d....................................     319,689.271      6,531.000       10,229.078       153,337.976        58.125
  4e....................................     316,048.271     10,272.000       10,129.078       153,337.976        57.463
  4f....................................     319,101.271      7,238.000       10,110.078       153,337.976        58.018
  4g....................................     320,898.271      6,661.000        8,890.078       153,337.976        58.345
SPDR S&P International Technology Sector
  ETF*
  4a....................................     421,332.067     11,814.000        1,574.000       216,670.007        60.190
  4b....................................     421,232.067     11,814.000        1,674.000       216,670.007        60.176
  4c....................................     419,252.067     13,894.000        1,574.000       216,670.007        59.893
  4d....................................     419,424.067     13,722.000        1,574.000       216,670.007        59.917
  4e....................................     419,699.067     13,622.000        1,399.000       216,670.007        59.957
  4f....................................     419,124.067     13,922.000        1,674.000       216,670.007        59.875
  4g....................................     418,390.067     14,657.000        1,673.000       216,670.007        59.770

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------

FUND                                         VOTES FOR     VOTES ABSTAIN   VOTES AGAINST   BROKER NON-VOTES   PERCENTAGE FOR
----                                      --------------   -------------   -------------   ----------------   --------------
SPDR S&P International
  Telecommunications Sector ETF
  4a....................................     353,489.015      9,913.448        2,201.000       158,588.561        67.436
  4b....................................     353,316.265      9,883.250        2,403.698       158,588.811        67.403
  4c....................................     352,552.265     10,379.250        2,671.698       158,588.811        67.257
  4d....................................     353,489.015      9,913.448        2,201.000       158,588.561        67.436
  4e....................................     353,221.015      9,913.448        2,469.000       158,588.561        67.384
  4f....................................     352,658.265     10,273.250        2,671.698       158,588.811        67.277
  4g....................................     352,571.265     10,628.250        2,403.698       158,588.811        67.260
SPDR S&P International Utilities Sector
  ETF
  4a....................................     301,194.292        625.000        1,145.000        43,379.855        86.964
  4b....................................     300,794.292        425.000        1,745.000        43,379.855        86.849
  4c....................................     300,294.292        545.000        2,125.000        43,379.855        86.705
  4d....................................     300,794.292        545.000        1,625.000        43,379.855        86.849
  4e....................................     301,314.292        625.000        1,025.000        43,379.855        86.999
  4f....................................     300,914.292        425.000        1,625.000        43,379.855        86.884
  4g....................................     300,794.292        545.000        1,625.000        43,379.855        86.849




  * Percentages shown represent the percent of outstanding voting shares that voted for the proposal.


SPDR EURO STOXX 50 ETF, SPDR S&P China ETF and SPDR S&P BRIC 40 ETF adjourned the most recent meeting in order to continue to seek additional votes to pass Proposal 4.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available upon request, without a charge, by calling 1-866-787-2257 (toll free), and on the Funds' website at www.spdrs.com.

APPROVAL OF ADVISORY AGREEMENT

At an in-person meeting held prior to March 31, 2010, the Board of Trustees of the Trust (the "Board") evaluated various proposals related to advisory arrangements for new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the "Agreement") with respect to SPDR S&P Russia ETF, the new series of the Trust ("New ETF"), which commenced operations during the most recent fiscal half-year period covered by this Semi-Annual Report. The Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees") also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust's Administrator, Transfer Agent and Custodian ("State Street"). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the New ETF under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the New ETF grows and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (CONTINUED)
MARCH 31, 2010 (UNAUDITED)
--------------------------------------------------------------------------------


Agreement and the Adviser's anticipated responsibilities for managing investment operations of the New ETF, in accordance with the New ETF's investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETF, as an exchange-traded fund ("ETF"), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser's senior management, including those individuals responsible for portfolio management and compliance of the New ETF. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETF's compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser's best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser's general knowledge of the investment business and that of its affiliates which make up State Street Global Advisers, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world's largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser's experience in managing ETFs. The Board then determined that the nature, extent and quality of services anticipated to be provided by the Adviser to the Trust were necessary and appropriate.

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust's brokerage transactions. The Board concluded that, to the extent that the Adviser derives other benefits from its relationship with the Trust, those benefits are not so significant as to cause the Adviser's fees with respect to the New ETF to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the New ETF as assets grow in size. The Board further determined that such economies of scale are shared with the New ETF by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the New ETF grows in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New ETF's unitary fee through review of comparative information with respect to fees paid by similar funds i.e., ETFs tracking equity indexes. The Board reviewed the universe of similar ETFs for the New ETF based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the estimated expense ratio of the New ETF. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that the New ETF's fees were fair and reasonable in light of those of its direct competitors.

The Board's conclusions in approving the Agreement, including the Independent Trustees voting separately, were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETF were appropriate; (b) the Adviser's fee for the New ETF and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude materially to affect the Board's conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETF by way of the relatively low fee structure of the Trust.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR SERIES TRUST
SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR Dow Jones Large Cap Growth ETF (ELG)
SPDR Dow Jones Large Cap Value ETF (ELV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR Dow Jones Mid Cap Growth ETF (EMG)
SPDR Dow Jones Mid Cap Value ETF (EMV)
SPDR Dow Jones Small Cap ETF (DSC)
SPDR Dow Jones Small Cap Growth ETF (DSG)
SPDR Dow Jones Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking ETF (KRE)
SPDR KBW Mortgage Finance ETF(KME)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SPDR Barclays Capital Intermediate Term Credit Bond ETF (ITR)
SPDR Barclays Capital Long Term Credit Bond ETF (LWC)
SPDR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP) SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ) SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)

SPDR INDEX SHARES FUNDS
SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR DOW JONES INDUSTRIAL AVERAGE ETF TRUST (DIA)

SPDR S&P 500 ETF TRUST (SPY)

THE SELECT SECTOR SPDR TRUST
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

STATE STREET GLOBAL MARKETS, LLC, MEMBER FINRA AND SIPC, IS DISTRIBUTOR FOR ALL INVESTMENT PORTFOLIOS OF SPDR SERIES TRUST AND SPDR INDEX SHARES FUNDS. ALPS DISTRIBUTORS, INC., A REGISTERED BROKER-DEALER, IS DISTRIBUTOR FOR SPDR S&P 500 ETF TRUST (SPY) AND SPDR DOW JONES INDUSTRIAL AVERAGE ETF TRUST (DIA), BOTH UNIT INVESTMENT TRUSTS; AND ALL INVESTMENT PORTFOLIOS OF THE SELECT SECTOR SPDR TRUST.

ITEM 2. CODE OF ETHICS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.

ITEM 6. SCHEDULE OF INVESTMENTS

A Schedule of Investments for each series of the Registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant's President and Principal Executive Officer, and Gary L. French, the Registrant's Treasurer and Principal Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Ross and French determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual
Report.

     (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

     (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR INDEX SHARES FUNDS


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President and Principal Executive
    Officer

Date: June 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ---------------------------------
    James E. Ross
    President and Principal Executive
    Officer

Date: June 4, 2010


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    Treasurer and Principal Financial
    Officer

Date: June 4, 2010